UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.7%

	Principal Amount	Market Value
Other 0.7%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$435,396	$368,033
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	322,278	319,939

		687,972

Total Asset-Backed Securities (cost $757,663)		687,972

Collateralized Mortgage Obligations 7.2%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	101,885	102,650
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	397,798	405,834
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	803,136	635,353
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	458,392	459,841
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,230,932
Series 2009-42, Class AP, 4.50%, 03/25/39	1,991,723	2,122,698
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	824,633	791,268
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	159,676	160,272

Total Collateralized Mortgage Obligations (cost $6,774,741)		6,908,848

Commercial Mortgage Backed Securities 10.3%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM 5.19%, 09/10/47(a)	1,000,000	1,110,280
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(a)	1,000,000	1,148,296
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3 5.69%, 09/15/40(a)	1,000,000	1,044,643
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44%, 03/10/39	2,000,000	2,277,510
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM 5.59%, 11/10/39	1,000,000	1,127,483
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 3.34%, 07/15/46(c)	2,000,000	2,143,664
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.45%, 11/15/30(a)	1,000,000	1,035,087

Total Commercial Mortgage Backed Securities (cost $9,364,287)		9,886,963

Corporate Bonds 49.7%

	Principal Amount	Market Value
Airlines 0.3%
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	308,531	314,702

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,319,952

Capital Markets 1.5%
FMR LLC, 7.49%, 06/15/19(c)	750,000	916,175
Morgan Stanley, 4.88%, 11/01/22	500,000	512,433

		1,428,608

Chemicals 1.9%
Cytec Industries, Inc., 8.95%, 07/01/17	700,000	870,587
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	978,099

		1,848,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks 6.8%
Bank of America NA, 6.10%, 06/15/17	$750,000	$863,824
CoBank ACB, 7.88%, 04/16/18(c)	850,000	1,069,439
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	970,520
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	606,495
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	1,052,730
Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	1,068,200
Sovereign Bank, 8.75%, 05/30/18	750,000	890,951

		6,522,159

Computers & Peripherals 1.0%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	908,106

Diversified Financial Services 4.5%
General Electric Capital Corp. 5.30%, 02/11/21	500,000	568,612
4.65%, 10/17/21	750,000	834,091
Hyundai Capital Services, Inc., 3.50%, 09/13/17(c)	1,000,000	1,057,888
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,150,400
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	735,772

		4,346,763

Diversified Telecommunication Services 2.3%
Qwest Corp., 6.88%, 09/15/33	1,000,000	1,002,500
Verizon Communications, Inc., 5.50%, 04/01/17	1,000,000	1,168,818

		2,171,318

Electric Utilities 1.2%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,131,734

Electronic Equipment, Instruments & Components 0.7%
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	650,000	715,458

Energy Equipment & Services 1.1%
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,084,213

Food & Staples Retailing 1.1%
CVS Pass-Through Trust, 6.94%, 01/10/30	884,912	1,090,507

Gas Utilities 4.1%
Energy Transfer Partners LP, 6.50%, 02/01/42	1,000,000	1,153,575
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	500,000	627,721
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	1,000,000
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,128,620

		3,909,916

Health Care Providers & Services 1.6%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	561,116
Hospira, Inc., 6.05%, 03/30/17	850,000	980,557

		1,541,673

Industrial Conglomerates 1.4%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,326,119

Insurance 1.9%
Liberty Mutual Group, Inc., 4.95%, 05/01/22(c)	850,000	923,097
Oil Insurance Ltd., 3.29%, 03/04/13(c)(d)	1,000,000	862,710

		1,785,807

Media 2.1%
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,238,612
Time Warner, Inc., 3.15%, 07/15/15	750,000	791,641

		2,030,253

Metals & Mining 2.3%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	725,772
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/20	500,000	523,810
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	1,000,000	1,000,891

		2,250,473

Multiline Retail 0.8%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	625,000	784,130

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	996,832
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	972,220
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,248,283
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,113,678
Transocean, Inc., 6.38%, 12/15/21	1,425,000	1,677,081

		6,008,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products 1.0%
Stora Enso OYJ, 7.25%, 04/15/36(c)	$1,000,000	$950,000

Pharmaceuticals 1.0%
AbbVie, Inc., 2.90%, 11/06/22(c)	1,000,000	988,651

Real Estate Investment Trusts (REITs) 2.2%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,124,582
ProLogis LP, 6.63%, 12/01/19	850,000	1,025,839

		2,150,421

Road & Rail 0.4%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	331,928	360,072

Tobacco 0.8%
Reynolds American, Inc., 7.63%, 06/01/16	600,000	716,402

Total Corporate Bonds (cost $44,001,981)		47,684,217

Municipal Bonds 2.4%

	Principal Amount	Market Value
California 1.6%
Northern California Power Agency, Series B, 7.31%, 06/01/40	500,000	630,990
State of California, 5.70%, 11/01/21	750,000	886,770

		1,517,760

District of Columbia 0.8%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	600,000	745,434

Total Municipal Bonds (cost $2,178,607)		$2,263,194

U.S. Government Mortgage Backed Agencies 3.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold
Pool Pool# E01443, 3.50%, 07/01/18	805,202	845,638
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,649,789	1,843,830
Pool# 386905 5.00%, 04/01/19	853,750	988,432

Total U.S. Government Mortgage Backed Agencies (cost $3,261,011)		3,677,900

U.S. Treasury Bonds 6.7%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,872,795
2.13%, 01/15/19	2,000,000	2,608,178

Total U.S. Treasury Bonds (cost $6,004,590)		6,480,973

U.S. Treasury Notes 16.2%

	Principal Amount	Market Value
U.S. Treasury Notes 3.13%, 01/31/17	2,500,000	2,744,530
0.88%, 04/30/17	10,650,000	10,726,552
2.13%, 08/15/21	2,000,000	2,063,750

Total U.S. Treasury Notes (cost $15,405,555)		15,534,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Fund

Yankee Dollar 0.8%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.8%
Nexen, Inc., 6.40%, 05/15/37	$600,000	$764,773

Total Yankee Dollar (cost $610,019)		764,773

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(e)	1,439,716	1,439,716

Total Mutual Fund (cost $1,439,716)		1,439,716

Total Investments (cost $89,798,170)(f) — 99.3%		95,329,388
Other assets in excess of liabilities — 0.7%		710,755

NET ASSETS — 100.0%		$96,040,143

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2013.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $12,758,326 which represents 13.28% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of January 31, 2013.
(f)	At January 31, 2013, the tax basis cost of the Fund’s investments was $89,798,170, tax unrealized appreciation and depreciation were $5,983,380 and $(452,162), respectively.

AB	Stock Company
ACB	Agricultural Credit Bank
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (‘‘NFA’’), and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before ‘‘Valuation Time’’ but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$687,972	$—	$687,972
Collateralized Mortgage Obligations	—	6,908,848	—	6,908,848
Commercial Mortgage Backed Securities	—	9,886,963	—	9,886,963
Corporate Bonds	—	47,684,217	—	47,684,217
Municipal Bonds	—	2,263,194	—	2,263,194
Mutual Fund	1,439,716	—	—	1,439,716
U.S. Government Mortgage Backed Agencies	—	3,677,900	—	3,677,900
U.S. Treasury Bonds	—	6,480,973	—	6,480,973
U.S. Treasury Notes	—	15,534,832	—	15,534,832
Yankee Dollar	—	764,773	—	764,773

Total	$1,439,716	$93,889,672	$—	$95,329,388

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value
Automobile 0.2%
Ally Auto Receivables Trust Series 2010-4, Class A4, 1.35%, 12/15/15	$1,000,000	$1,010,142
Series 2012-4, Class A4, 0.80%, 10/16/17	1,000,000	998,060

		2,008,202

Credit Card 0.1%
Chase Issuance Trust, Series 2012- A8, Class A8, 0.54%, 10/16/17	500,000	498,655
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	855,430

		1,354,085

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	270,788

Total Asset-Backed Securities (cost $3,608,653)		3,633,075

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,000,000	1,069,708
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,860,979
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,451,170
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,000,000	2,158,900
CW Capital Cobalt Ltd., Series 2007- C3, Class A4 5.80%, 05/15/46(a)	1,490,000	1,736,844
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,675,971
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	1,000,000	1,143,175
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,270,276
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	333,623
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	678,914
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.94%, 08/12/49(a)	857,000	1,001,194
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.73%, 05/15/43(a)	1,900,000	2,172,658
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,277,070
Series 2007-C33, Class A4, 5.92%, 02/15/51(a)	1,395,000	1,614,143

Total Commercial Mortgage Backed Securities (cost $17,927,761)		21,444,625

Corporate Bonds 22.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	200,000	235,300
Embraer SA, 5.15%, 06/15/22	250,000	275,000
General Dynamics Corp. 3.88%, 07/15/21	150,000	165,141
2.25%, 11/15/22	350,000	333,191
Goodrich Corp., 6.29%, 07/01/16	171,000	198,562
L-3 Communications Corp. 3.95%, 11/15/16	300,000	324,545
4.95%, 02/15/21	100,000	111,441
Lockheed Martin Corp., 4.07%, 12/15/42(b)	391,000	365,706
Northrop Grumman Corp., 3.50%, 03/15/21	250,000	264,757
Raytheon Co. 6.40%, 12/15/18	144,000	178,855
3.13%, 10/15/20	250,000	263,109
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	83,355
United Technologies Corp. 4.88%, 05/01/15	460,000	503,880
6.13%, 07/15/38	150,000	194,477
4.50%, 06/01/42	350,000	375,990

		3,873,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines 0.0%†
Delta Air Lines Pass Through Trust, Series 2012-1A, 4.75%, 05/07/20	$250,000	$270,625
Southwest Airlines Co., 5.13%, 03/01/17	103,000	113,145

		383,770

Auto Components 0.0%†
Johnson Controls, Inc. 4.25%, 03/01/21	100,000	107,822
3.75%, 12/01/21	400,000	418,671

		526,493

Automobiles 0.0%†
Ford Motor Co., 7.45%, 07/16/31	350,000	446,250

Beverages 0.6%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	164,000	191,264
5.75%, 04/01/36	151,000	185,329
6.00%, 11/01/41	103,000	132,453
Anheuser-Busch InBev Worldwide, Inc. 0.80%, 07/15/15	500,000	500,967
1.38%, 07/15/17	750,000	752,679
7.75%, 01/15/19	500,000	659,976
5.38%, 01/15/20	350,000	419,577
5.00%, 04/15/20	200,000	236,411
Beam, Inc., 5.38%, 01/15/16	105,000	116,952
Coca-Cola Co. (The) 1.80%, 09/01/16	578,000	597,817
3.15%, 11/15/20	450,000	482,897
Diageo Capital PLC, 4.83%, 07/15/20	400,000	463,922
Diageo Finance BV, 5.30%, 10/28/15	451,000	504,140
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	256,677
Molson Coors Brewing Co., 3.50%, 05/01/22	250,000	258,074
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	201,740
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	224,476
PepsiCo, Inc. 7.90%, 11/01/18	500,000	670,032
3.13%, 11/01/20	200,000	211,850
3.60%, 08/13/42	300,000	280,600

		7,347,833

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	200,000	208,139
3.45%, 10/01/20	200,000	211,799
6.40%, 02/01/39	300,000	376,381
5.15%, 11/15/41	350,000	382,960
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	104,850
Celgene Corp. 3.95%, 10/15/20	250,000	267,889
3.25%, 08/15/22	200,000	199,430
Genentech, Inc., 5.25%, 07/15/35	62,000	72,255
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	107,068
4.50%, 04/01/21	100,000	112,821
4.40%, 12/01/21	400,000	448,311

		2,491,903

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	17,000	21,134

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	117,672
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	256,000	277,762
5.30%, 10/30/15	123,000	136,743
4.65%, 07/02/18	246,000	275,875
Credit Suisse USA, Inc. 5.85%, 08/16/16	300,000	344,777
7.13%, 07/15/32	195,000	273,711
Deutsche Bank AG, 3.25%, 01/11/16	500,000	531,481
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	249,056
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/15	461,000	494,653
5.35%, 01/15/16	453,000	500,920
3.63%, 02/07/16	430,000	455,140
5.63%, 01/15/17	850,000	945,721
6.00%, 06/15/20	500,000	589,891
5.25%, 07/27/21	300,000	338,810
5.75%, 01/24/22	250,000	291,408
6.13%, 02/15/33	200,000	234,308
6.75%, 10/01/37	700,000	790,174
Jefferies Group, Inc., 6.88%, 04/15/21	250,000	285,000
Morgan Stanley 4.75%, 04/01/14	410,000	424,864
6.00%, 04/28/15	300,000	326,659
3.45%, 11/02/15	200,000	208,731
3.80%, 04/29/16	200,000	211,187
5.45%, 01/09/17	845,000	934,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
4.75%, 03/22/17	$500,000	$546,095
7.30%, 05/13/19	400,000	489,650
5.63%, 09/23/19	800,000	907,314
5.50%, 07/28/21	150,000	168,859
7.25%, 04/01/32	226,000	286,106
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	372,859
UBS AG 5.88%, 07/15/16	679,000	758,838
5.88%, 12/20/17	250,000	296,798

		13,066,014

Chemicals 0.3%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	500,000	496,325
Albemarle Corp., 5.10%, 02/01/15	82,000	88,166
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	124,753
Dow Chemical Co. (The) 5.90%, 02/15/15	200,000	220,262
4.13%, 11/15/21	150,000	161,968
9.40%, 05/15/39	200,000	316,193
4.38%, 11/15/42	350,000	333,785
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	265,000	305,871
4.90%, 01/15/41	200,000	233,323
Eastman Chemical Co., 3.60%, 08/15/22	400,000	412,924
Ecolab, Inc., 4.35%, 12/08/21	100,000	110,946
Lubrizol Corp. 5.50%, 10/01/14	196,000	211,592
6.50%, 10/01/34	103,000	137,998
Praxair, Inc. 4.05%, 03/15/21	150,000	166,215
3.00%, 09/01/21	300,000	309,982

		3,630,303

Commercial Banks 2.9%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	132,959
Banco do Brasil SA, 3.88%, 10/10/22	300,000	297,000
BanColombia SA, 5.13%, 09/11/22	250,000	258,750
Bank of America NA 6.00%, 06/15/16	205,000	231,279
5.30%, 03/15/17	500,000	558,258
Bank of Montreal, 1.75%, 04/29/14	400,000	405,692
Bank of New York Mellon Corp. (The) 1.20%, 02/20/15	750,000	758,602
2.30%, 07/28/16	450,000	468,641
Bank of Nova Scotia, 2.90%, 03/29/16	900,000	954,214
Bank One Corp., 8.00%, 04/29/27	202,000	277,905
Barclays Bank PLC 2.75%, 02/23/15	500,000	518,020
5.14%, 10/14/20	250,000	259,877
BB&T Corp. 2.05%, 04/28/14	300,000	305,174
2.15%, 03/22/17	650,000	668,545
BNP Paribas SA 3.60%, 02/23/16	250,000	265,496
2.38%, 09/14/17	500,000	508,166
Capital One Financial Corp. 2.15%, 03/23/15	500,000	510,185
5.25%, 02/21/17	211,000	238,461
Comerica, Inc., 4.80%, 05/01/15	123,000	132,099
Commonwealth Bank of Australia, 1.90%, 09/18/17	500,000	507,948
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/17	250,000	268,415
3.88%, 02/08/22	500,000	528,841
5.25%, 05/24/41	125,000	142,891
Credit Suisse, 4.38%, 08/05/20	400,000	449,692
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	131,239
Discover Bank, 7.00%, 04/15/20	300,000	368,716
Export-Import Bank of Korea 4.00%, 01/29/21	350,000	372,507
5.00%, 04/11/22	250,000	285,872
Fifth Third Bancorp 3.63%, 01/25/16	400,000	426,496
3.50%, 03/15/22	300,000	310,461
HSBC Bank USA NA 4.63%, 04/01/14	410,000	427,271
5.88%, 11/01/34	498,000	582,059
HSBC Holdings PLC 4.00%, 03/30/22	500,000	532,525
6.50%, 09/15/37	300,000	373,974
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	491,441
JPMorgan Chase Bank NA 6.00%, 07/05/17	530,000	622,318
6.00%, 10/01/17	750,000	883,729
KeyBank NA, 5.80%, 07/01/14	103,000	110,168
KeyCorp, 5.10%, 03/24/21	150,000	173,230
Korea Development Bank (The), 3.25%, 03/09/16	500,000	528,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Korea Finance Corp., 4.63%, 11/16/21	$200,000	$222,386
Kreditanstalt fuer Wiederaufbau 3.50%, 03/10/14	835,000	864,116
4.13%, 10/15/14	492,000	522,916
4.38%, 07/21/15	1,405,000	1,536,649
5.13%, 03/14/16	400,000	454,880
2.00%, 06/01/16	500,000	521,300
4.38%, 03/15/18	800,000	926,240
2.75%, 09/08/20	800,000	853,040
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	261,750
5.13%, 02/01/17	600,000	699,420
Mellon Funding Corp., 5.00%, 12/01/14	185,000	198,187
National Australia Bank Ltd., 1.60%, 08/07/15	500,000	509,777
National City Corp., 4.90%, 01/15/15	246,000	265,420
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	447,658
4.88%, 02/16/16	250,000	280,300
PNC Funding Corp. 5.25%, 11/15/15	246,000	274,712
5.13%, 02/08/20	400,000	469,785
Royal Bank of Canada, 1.45%, 10/30/14	700,000	711,602
Royal Bank of Scotland Group PLC, 2.55%, 09/18/15	750,000	773,277
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	500,000	545,579
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	224,572
State Street Corp., 4.38%, 03/07/21	300,000	339,432
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	507,692
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	160,398
3.50%, 01/20/17	350,000	373,850
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	261,132
US Bancorp 1.65%, 05/15/17	350,000	353,952
4.13%, 05/24/21	100,000	111,438
2.95%, 07/15/22	300,000	297,429
US Bank NA 4.95%, 10/30/14	185,000	198,342
4.80%, 04/15/15	92,000	99,799
Wachovia Bank NA, 6.60%, 01/15/38	425,000	565,414
Wachovia Corp., 4.88%, 02/15/14	127,000	132,407
Wells Fargo & Co. 3.68%, 06/15/16(c)	550,000	595,603
5.13%, 09/15/16	144,000	161,394
4.60%, 04/01/21	500,000	565,006
5.38%, 02/07/35	318,000	370,615
Wells Fargo Capital X, 5.95%, 12/01/86	350,000	359,188
Westpac Banking Corp. 4.20%, 02/27/15	500,000	536,281
2.00%, 08/14/17	500,000	511,736

		34,332,639

Commercial Services & Supplies 0.2%
ADT Corp. (The), 2.25%, 07/15/17(b)	200,000	199,059
Republic Services, Inc., 5.25%, 11/15/21	600,000	696,691
Science Applications International Corp., 5.50%, 07/01/33	123,000	121,155
Waste Management, Inc. 6.38%, 03/11/15	800,000	890,673
7.00%, 07/15/28	113,000	152,797

		2,060,375

Communications Equipment 0.2%
Cisco Systems, Inc. 1.63%, 03/14/14	150,000	152,013
5.50%, 02/22/16	750,000	855,805
4.95%, 02/15/19	835,000	986,071
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	179,207
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	152,892

		2,325,988

Computers & Peripherals 0.1%
Dell, Inc. 4.63%, 04/01/21(d)	100,000	96,243
7.10%, 04/15/28	144,000	148,240
Hewlett-Packard Co. 2.35%, 03/15/15	400,000	404,700
5.50%, 03/01/18	335,000	369,121
4.65%, 12/09/21(d)	500,000	502,674

		1,520,978

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	104,761

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	465,000	523,992

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 0.6%
American Express Co. 6.15%, 08/28/17	$125,000	$148,953
2.65%, 12/02/22(b)	190,000	184,451
6.80%, 09/01/66(a)	210,000	223,125
American Express Credit Corp., 2.75%, 09/15/15	400,000	417,994
Boeing Capital Corp., 2.90%, 08/15/18	600,000	639,806
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	428,503
Ford Motor Credit Co. LLC 2.50%, 01/15/16	250,000	253,527
4.25%, 02/03/17	500,000	533,027
5.88%, 08/02/21	500,000	568,285
HSBC Finance Corp., 6.68%, 01/15/21	356,000	423,617
John Deere Capital Corp., 0.70%, 09/04/15	500,000	500,638
SLM Corp. Series A, 5.38%, 05/15/14	259,000	271,114
6.25%, 01/25/16	250,000	275,077
6.00%, 01/25/17	250,000	276,267
Series A, 8.45%, 06/15/18	150,000	178,704
7.25%, 01/25/22	250,000	279,375
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	253,324
0.88%, 07/17/15	600,000	603,130
4.50%, 06/17/20	250,000	286,430

		6,745,347

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	73,127
Aon Corp., 5.00%, 09/30/20	400,000	453,302
Associates Corp. of North America, 6.95%, 11/01/18	236,000	287,689
AXA Financial, Inc., 7.00%, 04/01/28	92,000	110,018
Bank of America Corp. 4.75%, 08/01/15	431,000	463,887
5.25%, 12/01/15	513,000	554,253
Series 1, 3.75%, 07/12/16	750,000	799,960
5.63%, 10/14/16	440,000	497,749
3.88%, 03/22/17	500,000	535,707
2.00%, 01/11/18	300,000	297,736
Series L, 5.65%, 05/01/18	1,635,000	1,887,918
5.63%, 07/01/20	250,000	289,952
5.00%, 05/13/21	500,000	559,343
5.70%, 01/24/22	250,000	293,179
5.88%, 02/07/42	250,000	303,798
Caterpillar Financial Services Corp. 1.13%, 12/15/14	500,000	505,781
Series F, 5.50%, 03/15/16	205,000	233,159
Citigroup, Inc. 5.50%, 10/15/14	600,000	642,715
5.30%, 01/07/16	571,000	631,696
3.95%, 06/15/16	675,000	724,375
5.85%, 08/02/16	287,000	327,169
4.45%, 01/10/17	750,000	823,230
6.13%, 11/21/17	500,000	590,264
5.38%, 08/09/20	500,000	584,270
6.63%, 06/15/32	232,000	269,409
5.88%, 02/22/33	82,000	88,475
5.85%, 12/11/34	375,000	436,643
5.88%, 05/29/37	200,000	234,989
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	838,328
General Electric Capital Corp. 4.88%, 03/04/15	431,000	466,324
5.00%, 01/08/16	205,000	227,799
5.40%, 02/15/17	415,000	475,192
2.30%, 04/27/17	500,000	515,035
5.63%, 09/15/17	550,000	644,221
1.60%, 11/20/17	500,000	498,803
5.63%, 05/01/18	500,000	588,292
5.30%, 02/11/21	250,000	284,306
3.15%, 09/07/22	500,000	495,696
Series A, 6.75%, 03/15/32	367,000	463,650
Series A, 6.15%, 08/07/37	750,000	906,767
6.38%, 11/15/67(a)	350,000	367,500
Goldman Sachs Capital I, 6.35%, 02/15/34	200,000	207,210
JPMorgan Chase & Co. 3.70%, 01/20/15	605,000	637,445
4.75%, 03/01/15	176,000	189,463
5.15%, 10/01/15	349,000	383,089
1.10%, 10/15/15	500,000	500,528
3.15%, 07/05/16	400,000	423,216
2.00%, 08/15/17	500,000	505,156
4.63%, 05/10/21	500,000	557,701
5.60%, 07/15/41	600,000	717,933
Moody’s Corp., 4.50%, 09/01/22	100,000	104,374
Murray Street Investment Trust I, 4.65%, 03/09/17(c)	500,000	541,492
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	400,000	465,338
Series C, 8.00%, 03/01/32	111,000	164,754
Western Union Co. (The), 6.20%, 11/17/36(d)	200,000	196,705

		25,866,110

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services 1.1%
AT&T, Inc. 5.10%, 09/15/14	$597,000	$638,905
5.63%, 06/15/16	205,000	235,128
2.40%, 08/15/16	250,000	260,737
6.55%, 02/15/39	310,000	389,914
5.35%, 09/01/40	275,000	301,373
5.55%, 08/15/41	500,000	564,341
4.30%, 12/15/42(b)	417,000	395,871
4.35%, 06/15/45(b)	1,171,000	1,106,108
BellSouth Corp., 5.20%, 09/15/14	349,000	373,763
British Telecommunications PLC, 9.63%, 12/15/30	191,000	297,150
CenturyLink, Inc., Series T, 5.80%, 03/15/22	350,000	366,227
Corning, Inc., 4.75%, 03/15/42	150,000	154,463
Deutsche Telekom International Finance BV 5.75%, 03/23/16	273,000	308,791
8.75%, 06/15/30	256,000	373,635
Embarq Corp., 8.00%, 06/01/36	350,000	384,798
France Telecom SA 2.75%, 09/14/16	500,000	522,336
8.50%, 03/01/31	283,000	412,348
GTE Corp. 6.84%, 04/15/18	144,000	178,523
6.94%, 04/15/28	103,000	133,530
Telecom Italia Capital SA 4.95%, 09/30/14	205,000	214,744
5.25%, 10/01/15	730,000	781,050
6.00%, 09/30/34	260,000	258,915
Telefonica Emisiones SAU 6.42%, 06/20/16(d)	730,000	810,453
5.46%, 02/16/21	500,000	541,389
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	176,890
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	453,799
6.35%, 04/01/19	650,000	806,084
5.85%, 09/15/35	82,000	97,941
6.40%, 02/15/38	250,000	317,619
3.85%, 11/01/42	250,000	228,699
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	730,331
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	100,000	107,000

		12,922,855

Electric Utilities 1.7%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,000,000	1,156,856
Alabama Power Co., 5.70%, 02/15/33	276,000	335,327
Ameren Illinois Co., 2.70%, 09/01/22	350,000	346,058
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	164,527
Arizona Public Service Co., 5.50%, 09/01/35	150,000	174,305
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	133,582
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	234,663
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	123,000	138,091
Series 08-A, 5.85%, 04/01/18	1,200,000	1,457,886
Series 03-A, 5.88%, 04/01/33	82,000	98,493
Dominion Resources, Inc. 5.20%, 08/15/19	100,000	118,603
Series E, 6.30%, 03/15/33	308,000	384,890
Series B, 5.95%, 06/15/35	174,000	214,568
DTE Energy Co., 6.35%, 06/01/16	287,000	333,929
Duke Energy Carolinas LLC 4.30%, 06/15/20	500,000	562,482
4.25%, 12/15/41	200,000	206,279
Duke Energy Corp. 5.05%, 09/15/19	600,000	698,166
3.05%, 08/15/22	200,000	200,245
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	109,474
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	54,163
Edison International, 3.75%, 09/15/17	500,000	542,673
Entergy Corp., 5.13%, 09/15/20	300,000	323,272
Exelon Corp. 4.90%, 06/15/15	287,000	311,995
5.63%, 06/15/35	414,000	453,643
Exelon Generation Co. LLC, 5.75%, 10/01/41	150,000	161,178
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	358,677
Florida Power & Light Co. 5.85%, 02/01/33	70,000	88,107
5.95%, 10/01/33	53,000	66,879
5.40%, 09/01/35	90,000	107,652
5.65%, 02/01/37	200,000	248,318
4.13%, 02/01/42	250,000	255,593
Florida Power Corp., 5.90%, 03/01/33	247,000	301,505
Georgia Power Co., 4.30%, 03/15/42	350,000	359,770
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	108,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$500,000	$522,819
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	171,456
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	247,252
Nevada Power Co., 5.45%, 05/15/41	100,000	119,372
Nisource Finance Corp., 5.95%, 06/15/41	150,000	170,452
Oglethorpe Power Corp., 5.25%, 09/01/50	150,000	166,368
Ohio Power Co. Series K, 6.00%, 06/01/16	349,000	400,021
Series G, 6.60%, 02/15/33	164,000	206,274
Oncor Electric Delivery Co. LLC 4.55%, 12/01/41	150,000	150,857
5.30%, 06/01/42	150,000	167,738
Pacific Gas & Electric Co. 4.80%, 03/01/14	328,000	342,374
5.80%, 03/01/37	150,000	183,170
6.25%, 03/01/39	300,000	387,571
PacifiCorp 5.25%, 06/15/35	123,000	142,308
4.10%, 02/01/42(d)	500,000	507,326
Progress Energy, Inc., 7.75%, 03/01/31	164,000	221,674
PSEG Power LLC 5.50%, 12/01/15	287,000	320,206
5.13%, 04/15/20	250,000	283,531
Public Service Co. of Colorado Series 15, 5.50%, 04/01/14	174,000	184,136
3.60%, 09/15/42	400,000	376,074
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	201,238
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	123,967
San Diego Gas & Electric Co., 3.95%, 11/15/41	400,000	402,454
Scottish Power Ltd., 5.81%, 03/15/25	82,000	88,091
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	252,722
Southern California Edison Co. 6.00%, 01/15/34	123,000	157,380
Series 2005-B, 5.55%, 01/15/36	164,000	198,752
Southern Co. (The), 1.95%, 09/01/16	250,000	257,832
Tampa Electric Co., 5.40%, 05/15/21	250,000	303,169
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	103,000	116,973
5.95%, 09/15/17	250,000	302,336
Westar Energy, Inc., 6.00%, 07/01/14	185,000	197,311
Wisconsin Electric Power Co. 2.95%, 09/15/21	250,000	257,000
5.63%, 05/15/33	41,000	49,462
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	200,710
6.50%, 07/01/36	123,000	161,496

		19,352,001

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	79,730
Honeywell International, Inc. 5.40%, 03/15/16	440,000	500,694
5.30%, 03/01/18	605,000	720,722
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	108,936
Precision Castparts Corp., 1.25%, 01/15/18	175,000	174,064
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	101,444
3.20%, 03/01/16	250,000	263,840
3.60%, 08/15/21	250,000	257,693

		2,207,123

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	225,000	269,853
Avnet Inc, 5.88%, 06/15/20	250,000	271,566
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	220,141

		761,560

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	528,526
Halliburton Co., 6.70%, 09/15/38	325,000	443,233
National Oilwell Varco, Inc., 3.95%, 12/01/42	200,000	195,729
Weatherford International Ltd. 5.13%, 09/15/20	150,000	160,515
5.95%, 04/15/42	250,000	255,400

		1,583,403

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	460,000	595,755
Kroger Co. (The), 7.50%, 04/01/31	178,000	225,614
Safeway, Inc. 5.63%, 08/15/14	123,000	130,615

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing (continued)
5.00%, 08/15/19(d)	$155,000	$166,292
3.95%, 08/15/20(d)	100,000	99,452
Sysco Corp., 5.38%, 09/21/35	74,000	89,426
Walgreen Co. 1.80%, 09/15/17	500,000	501,276
3.10%, 09/15/22	150,000	149,317

		1,957,747

Food Products 0.4%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	103,000	116,745
4.02%, 04/16/43(b)	140,000	130,305
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	67,399
4.10%, 03/15/16	350,000	375,300
Campbell Soup Co., 4.25%, 04/15/21	100,000	112,615
ConAgra Foods, Inc. 1.35%, 09/10/15	500,000	502,422
7.00%, 10/01/28	154,000	193,820
General Mills, Inc. 1.55%, 05/16/14	500,000	506,306
3.15%, 12/15/21	200,000	207,889
H.J. Heinz Finance Co., 6.75%, 03/15/32	62,000	77,152
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	259,788
Kellogg Co. 4.00%, 12/15/20	250,000	277,266
Series B, 7.45%, 04/01/31	103,000	139,261
Kraft Foods Group, Inc. 6.88%, 01/26/39	138,000	182,400
5.00%, 06/04/42	250,000	271,348
Mondelez International, Inc., 4.13%, 02/09/16	250,000	271,221
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	268,854
Unilever Capital Corp., 5.90%, 11/15/32	144,000	192,180

		4,152,271

Gas Utilities 0.8%
Atmos Energy Corp., 4.95%, 10/15/14	185,000	197,861
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	68,783
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	236,948
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	423,706
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50,000	70,272
Enbridge Energy Partners LP 5.20%, 03/15/20	250,000	282,670
4.20%, 09/15/21	300,000	319,045
Energy Transfer Partners LP 4.65%, 06/01/21	100,000	107,749
5.20%, 02/01/22	500,000	558,157
6.05%, 06/01/41	100,000	109,151
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	656,000	707,837
Series L, 6.30%, 09/15/17	250,000	301,012
4.05%, 02/15/22	250,000	269,905
6.13%, 10/15/39	215,000	252,038
4.85%, 08/15/42	150,000	151,307
Kinder Morgan Energy Partners LP 6.85%, 02/15/20	675,000	838,316
5.80%, 03/15/35	144,000	159,013
6.38%, 03/01/41	250,000	299,663
ONEOK Partners LP 3.25%, 02/01/16	500,000	529,187
3.38%, 10/01/22	500,000	499,571
ONEOK, Inc., 4.25%, 02/01/22	250,000	266,638
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	300,000	325,471
Sempra Energy, 6.00%, 10/15/39	290,000	356,447
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(b)	200,000	233,017
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	148,986
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	132,813
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	276,828
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	295,439
Williams Partners LP 7.25%, 02/01/17	100,000	120,535
5.25%, 03/15/20	250,000	286,031
3.35%, 08/15/22	200,000	198,627
6.30%, 04/15/40	150,000	177,200

		9,200,223

Health Care Providers & Services 0.6%
Aetna, Inc., 6.63%, 06/15/36	250,000	326,120
Baxter International, Inc. 4.63%, 03/15/15	53,000	57,270
5.38%, 06/01/18	435,000	518,891
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	260,514
Boston Scientific Corp. 6.40%, 06/15/16	150,000	172,116
6.00%, 01/15/20	200,000	231,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Cardinal Health, Inc., 3.20%, 06/15/22	$200,000	$202,341
Cigna Corp. 4.50%, 03/15/21	250,000	278,051
5.38%, 02/15/42	150,000	167,491
Covidien International Finance SA, 6.00%, 10/15/17	440,000	528,488
Express Scripts Holding Co. 3.50%, 11/15/16	250,000	268,732
3.90%, 02/15/22	250,000	264,935
6.13%, 11/15/41	150,000	185,891
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	157,647
3.75%, 08/23/22	200,000	206,755
McKesson Corp., 6.00%, 03/01/41	100,000	128,254
Medtronic, Inc., 4.13%, 03/15/21	500,000	557,945
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	416,094
St. Jude Medical, Inc., 2.50%, 01/15/16	200,000	206,769
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	232,039
5.80%, 03/15/36	417,000	493,434
WellPoint, Inc. 5.00%, 12/15/14	598,000	643,605
5.25%, 01/15/16	226,000	252,024
5.95%, 12/15/34	82,000	96,103
4.63%, 05/15/42	350,000	346,705
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	152,686

		7,352,351

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	150,000	142,364
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	110,465
McDonald’s Corp. Series I, 5.35%, 03/01/18	240,000	286,752
4.88%, 07/15/40	250,000	283,346
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	166,287
Yum! Brands, Inc., 6.88%, 11/15/37	200,000	264,541

		1,253,755

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	57,000	72,043
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	109,718
Stanley Black & Decker, Inc., 2.90%, 11/01/22	400,000	398,812

		580,573

Household Products 0.0%†
Kimberly-Clark Corp., 2.40%, 03/01/22	500,000	497,771

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	235,000	308,011
Danaher Corp. 2.30%, 06/23/16	100,000	104,949
3.90%, 06/23/21	100,000	110,751
Dover Corp. 4.88%, 10/15/15	156,000	172,852
5.38%, 03/01/41	50,000	61,883
Eaton Corp., 2.75%, 11/02/22(b)	500,000	485,990
General Electric Co. 5.25%, 12/06/17	400,000	467,635
2.70%, 10/09/22	500,000	492,642
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	226,912
Pentair Finance SA, 1.88%, 09/15/17(b)	500,000	497,650
Tyco Electronics Group SA 6.55%, 10/01/17	300,000	358,434
3.50%, 02/03/22	150,000	151,910

		3,439,619

Information Technology Services 0.1%
Computer Sciences Corp., 4.45%, 09/15/22	250,000	259,401
Fiserv, Inc., 4.75%, 06/15/21	200,000	215,647
International Business Machines Corp. 1.95%, 07/22/16	100,000	103,768
2.90%, 11/01/21	150,000	155,697
5.88%, 11/29/32	532,000	686,956

		1,421,469

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	417,566
Aflac, Inc., 6.90%, 12/17/39	100,000	129,439
Alleghany Corp., 4.95%, 06/27/22	250,000	272,836
Allstate Corp. (The) 6.13%, 12/15/32	82,000	101,046
5.55%, 05/09/35	62,000	73,583
5.95%, 04/01/36	82,000	102,492
6.50%, 05/15/67(a)	145,000	156,252

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
American International Group, Inc. 5.05%, 10/01/15	$103,000	$113,014
5.60%, 10/18/16	290,000	330,144
8.25%, 08/15/18	500,000	649,007
4.88%, 06/01/22	250,000	278,709
8.18%, 05/15/68(a)	325,000	422,500
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	826,000	893,592
4.40%, 05/15/42	250,000	244,584
Chubb Corp. (The), 6.38%, 03/29/67(a)	300,000	326,250
CNA Financial Corp., 5.75%, 08/15/21	250,000	290,061
Genworth Financial, Inc., 6.50%, 06/15/34(d)	144,000	150,840
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	337,283
Lincoln National Corp. 4.85%, 06/24/21	50,000	55,693
6.15%, 04/07/36	160,000	186,919
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	327,000	365,938
4.80%, 07/15/21	300,000	333,109
MetLife, Inc. 5.50%, 06/15/14	185,000	197,504
5.70%, 06/15/35	86,000	101,476
6.40%, 12/15/66	350,000	378,906
Nationwide Financial Services, Inc., 6.75%, 05/15/67(e)	75,000	79,500
Principal Financial Group, Inc., 3.30%, 09/15/22	500,000	504,636
Progressive Corp. (The) 3.75%, 08/23/21	150,000	162,847
6.25%, 12/01/32	113,000	141,942
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	205,000	218,891
3.00%, 05/12/16	650,000	685,593
5.38%, 06/21/20	250,000	291,455
Series B, 5.75%, 07/15/33	103,000	116,463
6.63%, 06/21/40	200,000	248,378
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,873
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	130,553
Travelers Cos., Inc. (The) 5.75%, 12/15/17	90,000	108,419
5.35%, 11/01/40	250,000	303,177
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	174,556
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,539
Willis North America, Inc., 5.63%, 07/15/15	123,000	132,960
XL Group PLC, 5.25%, 09/15/14	541,000	573,628

		11,003,153

Internet & Catalog Retail 0.1%
eBay, Inc. 1.35%, 07/15/17	500,000	502,327
3.25%, 10/15/20	100,000	106,008
Expedia, Inc., 5.95%, 08/15/20	150,000	165,315

		773,650

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	200,000	202,338
3.63%, 05/19/21	100,000	110,064

		312,402

Leisure Equipment & Products 0.0%†
Mattel, Inc., 5.45%, 11/01/41	150,000	164,633

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	600,000	606,930
2.60%, 06/26/22	250,000	250,304
6.05%, 08/15/36	123,000	157,364
3.80%, 08/15/42	97,000	93,640
Deere & Co., 3.90%, 06/09/42	200,000	198,470
Flowserve Corp., 3.50%, 09/15/22	250,000	246,876
IDEX Corp., 4.20%, 12/15/21	200,000	205,754

		1,759,338

Media 1.2%
CBS Corp. 1.95%, 07/01/17	350,000	355,758
5.75%, 04/15/20	250,000	293,561
7.88%, 07/30/30	55,000	74,195
5.50%, 05/15/33	82,000	87,354
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	82,000	121,829
Comcast Corp. 5.90%, 03/15/16	287,000	328,313
6.50%, 01/15/17	507,000	604,765
5.70%, 07/01/19	300,000	361,771
2.85%, 01/15/23	350,000	344,178
7.05%, 03/15/33	205,000	265,822
6.50%, 11/15/35	70,000	86,213
6.95%, 08/15/37	205,000	266,924
4.65%, 07/15/42	250,000	250,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
COX Communications, Inc. 5.45%, 12/15/14	$78,000	$84,884
5.50%, 10/01/15	167,000	187,393
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	250,000	265,002
2.40%, 03/15/17	500,000	510,196
4.60%, 02/15/21	750,000	811,936
3.80%, 03/15/22	500,000	504,401
Discovery Communications LLC, 5.05%, 06/01/20	350,000	401,172
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	315,708
Historic TW, Inc., 6.88%, 06/15/18	122,000	151,723
NBCUniversal Media LLC 5.15%, 04/30/20	250,000	291,167
5.95%, 04/01/41	100,000	117,407
4.45%, 01/15/43	200,000	192,190
News America, Inc. 8.00%, 10/17/16	82,000	100,301
4.50%, 02/15/21	250,000	282,570
7.28%, 06/30/28	53,000	66,625
6.55%, 03/15/33	450,000	527,427
6.20%, 12/15/34	170,000	203,442
Omnicom Group, Inc. 5.90%, 04/15/16	123,000	139,511
3.63%, 05/01/22	50,000	51,343
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	494,925
Time Warner Cable, Inc. 6.75%, 07/01/18	415,000	514,024
8.25%, 04/01/19	400,000	528,784
6.75%, 06/15/39	500,000	606,862
4.50%, 09/15/42	250,000	232,450
Time Warner, Inc. 7.63%, 04/15/31	523,000	707,556
7.70%, 05/01/32	248,000	340,964
5.38%, 10/15/41	150,000	161,779
Viacom, Inc., 4.38%, 03/15/43(b)	320,000	301,176
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	687,000	742,275
WPP Finance 2010, 4.75%, 11/21/21	350,000	376,675

		13,653,184

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21	250,000	259,445
5.87%, 02/23/22	335,000	357,631
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250,000	253,563
Barrick Gold Corp. 2.90%, 05/30/16	100,000	105,034
5.25%, 04/01/42	200,000	210,341
Barrick Gold Finance Co., 4.88%, 11/15/14	310,000	330,087
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	225,000	253,195
1.63%, 02/24/17	750,000	759,829
3.25%, 11/21/21	250,000	263,198
Cliffs Natural Resources, Inc., 4.88%, 04/01/21(d)	150,000	148,007
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/17	500,000	503,659
3.55%, 03/01/22	100,000	97,457
Kinross Gold Corp., 5.13%, 09/01/21	100,000	103,563
Newmont Mining Corp. 5.13%, 10/01/19	150,000	173,382
5.88%, 04/01/35	164,000	183,455
4.88%, 03/15/42	100,000	99,395
Placer Dome, Inc., 6.38%, 03/01/33	96,000	112,410
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	223,724
5.75%, 06/01/35	144,000	175,077
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	522,498
4.13%, 05/20/21	500,000	542,725
Rio Tinto Finance USA PLC 1.63%, 08/21/17	350,000	350,809
2.88%, 08/21/22	200,000	197,691
Southern Copper Corp., 6.75%, 04/16/40	250,000	292,459
Teck Resources Ltd. 3.00%, 03/01/19	250,000	257,160
4.75%, 01/15/22	500,000	542,236
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	258,212
6.88%, 11/21/36	306,000	359,885
Vale SA, 5.63%, 09/11/42	250,000	254,747

		8,190,874

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	555,811
Kohl’s Corp. 4.00%, 11/01/21	100,000	100,464
3.25%, 02/01/23	150,000	140,751
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	85,000	99,241
6.90%, 04/01/29	50,000	60,042
6.70%, 07/15/34	150,000	174,292

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Nordstrom, Inc., 4.00%, 10/15/21	$250,000	$274,690
Target Corp. 6.00%, 01/15/18	300,000	365,027
7.00%, 07/15/31	121,000	163,169
6.35%, 11/01/32	217,000	282,131
4.00%, 07/01/42	200,000	197,133
Wal-Mart Stores, Inc. 3.20%, 05/15/14	500,000	518,085
3.63%, 07/08/20	400,000	437,841
7.55%, 02/15/30	82,000	117,646
5.25%, 09/01/35	242,000	286,524
6.20%, 04/15/38	250,000	329,412
5.00%, 10/25/40	250,000	289,606
5.63%, 04/15/41	150,000	188,191

		4,580,056

Office Electronics 0.1%
Pitney Bowes, Inc. 4.75%, 01/15/16	205,000	215,307
4.75%, 05/15/18	62,000	63,560
Xerox Corp. 6.35%, 05/15/18	200,000	231,389
4.50%, 05/15/21	250,000	260,063

		770,319

Oil, Gas & Consumable Fuels 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	269,488
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	229,387
6.38%, 09/15/17	100,000	118,489
6.45%, 09/15/36	269,000	322,094
Apache Corp.
7.63%, 07/01/19	41,000	53,145
3.63%, 02/01/21	500,000	536,568
4.75%, 04/15/43	250,000	258,333
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	256,827
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	113,845
BP Capital Markets PLC 3.88%, 03/10/15	700,000	745,429
3.20%, 03/11/16	300,000	320,057
4.50%, 10/01/20	100,000	113,816
3.56%, 11/01/21	250,000	264,153
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	260,763
Cenovus Energy, Inc., 5.70%, 10/15/19	520,000	637,708
ConocoPhillips 4.60%, 01/15/15	450,000	485,108
5.90%, 10/15/32	123,000	153,400
6.50%, 02/01/39	550,000	753,910
Devon Energy Corp. 3.25%, 05/15/22	500,000	502,529
7.95%, 04/15/32	250,000	351,418
Ensco PLC, 4.70%, 03/15/21	300,000	336,813
EOG Resources, Inc. 5.63%, 06/01/19	130,000	158,612
4.10%, 02/01/21	200,000	224,506
EQT Corp., 4.88%, 11/15/21	250,000	267,286
Hess Corp. 7.30%, 08/15/31	196,000	242,855
5.60%, 02/15/41	200,000	211,304
Husky Energy, Inc., 3.95%, 04/15/22	200,000	210,961
Marathon Oil Corp. 2.80%, 11/01/22	250,000	242,397
6.80%, 03/15/32	82,000	106,324
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	345,048
Murphy Oil Corp., 5.13%, 12/01/42	250,000	232,380
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	314,189
Noble Energy, Inc. 4.15%, 12/15/21	100,000	108,236
6.00%, 03/01/41	150,000	177,487
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	100,530
Occidental Petroleum Corp., 3.13%, 02/15/22	400,000	418,796
Pemex Project Funding Master Trust, 6.63%, 06/15/35	501,000	604,957
Petrobras International Finance Co. 3.88%, 01/27/16	500,000	523,656
5.75%, 01/20/20	730,000	815,600
5.38%, 01/27/21	750,000	821,713
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	225,271
Petroleos Mexicanos 5.50%, 01/21/21	325,000	372,937
3.50%, 01/30/23(b)	500,000	490,000
5.50%, 06/27/44	250,000	256,875
Phillips 66, 5.88%, 05/01/42	254,000	299,160
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	51,936
Pride International, Inc., 8.50%, 06/15/19	100,000	132,914
Shell International Finance BV 1.13%, 08/21/17	500,000	498,865
6.38%, 12/15/38	400,000	544,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 4.10%, 03/15/22	$150,000	$158,706
Statoil ASA, 3.13%, 08/17/17	250,000	269,540
Total Capital International SA, 2.88%, 02/17/22	500,000	511,283
Total Capital SA, 2.30%, 03/15/16	250,000	259,995
Transocean, Inc. 2.50%, 10/15/17	500,000	501,707
6.38%, 12/15/21	150,000	176,535
7.50%, 04/15/31	123,000	153,269
Valero Energy Corp. 7.50%, 04/15/32	82,000	103,742
6.63%, 06/15/37	220,000	260,142

		18,477,692

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	64,928
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	295,749
International Paper Co. 5.30%, 04/01/15	144,000	156,492
9.38%, 05/15/19	515,000	702,893

		1,220,062

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	101,543
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	258,090
4.85%, 12/15/15	123,000	137,385
5.80%, 08/15/34	205,000	264,770

		761,788

Pharmaceuticals 0.9%
AbbVie, Inc. 2.00%, 11/06/18(b)	500,000	501,294
2.90%, 11/06/22(b)	1,000,000	988,651
4.40%, 11/06/42(b)	75,000	75,318
AstraZeneca PLC 5.40%, 06/01/14	155,000	164,974
5.90%, 09/15/17	300,000	360,342
1.95%, 09/18/19	250,000	250,741
6.45%, 09/15/37	140,000	182,518
Bristol-Myers Squibb Co., 2.00%, 08/01/22	600,000	568,196
Eli Lilly & Co. 5.20%, 03/15/17	300,000	348,228
7.13%, 06/01/25	82,000	113,489
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	250,000	252,354
2.85%, 05/08/22	250,000	252,536
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/18	440,000	531,517
5.38%, 04/15/34	139,000	164,279
Johnson & Johnson 1.20%, 05/15/14	400,000	404,536
2.95%, 09/01/20	100,000	106,535
4.95%, 05/15/33	287,000	338,566
Merck & Co., Inc. 4.75%, 03/01/15	396,000	430,109
1.10%, 01/31/18	500,000	496,098
6.40%, 03/01/28	51,000	68,962
5.95%, 12/01/28	113,000	142,536
3.60%, 09/15/42	300,000	283,561
Novartis Capital Corp., 4.13%, 02/10/14	275,000	284,892
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	393,271
Pfizer, Inc. 5.35%, 03/15/15	550,000	603,338
4.65%, 03/01/18	185,000	213,730
7.20%, 03/15/39	375,000	556,757
Pharmacia Corp., 6.60%, 12/01/28	123,000	160,251
Sanofi, 2.63%, 03/29/16	250,000	263,091
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	72,622
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	122,930
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	190,501
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	100,000	99,792
Wyeth LLC 5.50%, 02/15/16	241,000	273,853
6.50%, 02/01/34	144,000	193,958
Zoetis, Inc., 3.25%, 02/01/23(b)	50,000	49,641

		10,503,967

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	443,585
Boston Properties LP 5.00%, 06/01/15	360,000	392,881
5.63%, 11/15/20	350,000	413,162
Camden Property Trust, 5.00%, 06/15/15	103,000	111,555
CommonWealth REIT, 5.75%, 02/15/14	123,000	125,566
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	277,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Duke Realty LP, 3.88%, 10/15/22	$250,000	$254,753
ERP Operating LP 5.25%, 09/15/14	278,000	297,948
5.38%, 08/01/16	205,000	233,223
HCP, Inc. 6.00%, 01/30/17	328,000	379,226
3.75%, 02/01/19	500,000	535,111
Health Care REIT, Inc. 4.13%, 04/01/19	400,000	432,033
5.25%, 01/15/22	300,000	335,493
Kilroy Realty LP, 4.80%, 07/15/18	200,000	221,968
ProLogis LP, 6.63%, 05/15/18	400,000	481,480
Simon Property Group LP 5.10%, 06/15/15	294,000	323,435
6.10%, 05/01/16	287,000	329,225
4.75%, 03/15/42	250,000	261,892
UDR, Inc., 4.25%, 06/01/18	100,000	109,913
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21	100,000	109,719
4.25%, 03/01/22	350,000	370,189

		6,439,563

Road & Rail 0.3%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	200,000	203,174
7.95%, 08/15/30	144,000	198,740
5.05%, 03/01/41	350,000	384,416
CSX Corp. 7.38%, 02/01/19	305,000	386,992
3.70%, 10/30/20	200,000	215,248
5.50%, 04/15/41	100,000	113,373
FedEx Corp., 3.88%, 08/01/42	50,000	47,154
Norfolk Southern Corp. 2.90%, 02/15/23(b)	92,000	90,956
5.59%, 05/17/25	59,000	70,993
4.84%, 10/01/41	15,000	16,256
6.00%, 05/23/11	250,000	299,944
Ryder System, Inc., 2.50%, 03/01/18	250,000	255,285
Union Pacific Corp. 5.13%, 02/15/14	250,000	261,527
6.25%, 05/01/34	164,000	206,529
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	113,544
8.38%, 04/01/30(c)	123,000	180,431
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	274,420

		3,318,982

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	331,797
Broadcom Corp., 2.70%, 11/01/18	100,000	106,392
Intel Corp., 4.80%, 10/01/41	200,000	209,134
Texas Instruments, Inc., 1.38%, 05/15/14	150,000	151,843

		799,166

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	300,000	310,442
3.00%, 10/01/20	350,000	372,036
4.50%, 10/01/40	200,000	216,138
Oracle Corp. 3.75%, 07/08/14	905,000	947,371
5.25%, 01/15/16	48,000	54,257
5.00%, 07/08/19	100,000	119,252
5.38%, 07/15/40	500,000	607,814

		2,627,310

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	400,000	406,200
Japan Finance Corp. 2.88%, 02/02/15	300,000	314,509
2.50%, 05/18/16	200,000	211,714
2.25%, 07/13/16	200,000	210,347
1.13%, 07/19/17	350,000	350,693

		1,493,463

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	213,274
Gap, Inc. (The), 5.95%, 04/12/21	100,000	112,859
Home Depot, Inc. (The) 5.40%, 03/01/16	410,000	466,396
5.88%, 12/16/36	230,000	294,068
5.95%, 04/01/41	100,000	131,046
Lowe’s Cos., Inc. 6.50%, 03/15/29	164,000	207,962
5.80%, 10/15/36	230,000	274,257

		1,699,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	$100,000	$110,010
VF Corp., 3.50%, 09/01/21	200,000	211,321

		321,331

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	203,000	280,172
9.25%, 08/06/19	136,000	187,801
10.20%, 02/06/39	120,000	200,375
4.25%, 08/09/42	350,000	328,499
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	529,488
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	361,078
6.38%, 05/16/38	400,000	522,405
Reynolds American, Inc., 4.75%, 11/01/42	300,000	293,247

		2,703,065

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	155,000	168,501
5.00%, 03/30/20	1,000,000	1,142,718
6.38%, 03/01/35	123,000	154,772
Vodafone Group PLC 4.15%, 06/10/14	530,000	554,618
2.88%, 03/16/16	200,000	211,189
1.63%, 03/20/17	400,000	404,687
7.88%, 02/15/30	144,000	205,394
6.15%, 02/27/37	75,000	96,151

		2,938,030

Total Corporate Bonds (cost $244,823,495)		266,461,810

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, 6.26%, 04/01/49	250,000	332,655
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	645,425
Los Angeles Community College District, 6.75%, 08/01/49	200,000	280,940
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	291,797
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	333,868
Metropolitan Water District of Southern California, 6.95%, 07/01/40	500,000	616,570
San Diego County Water Authority, Series B, 6.14%, 05/01/49	125,000	162,076
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	242,110
State of California 5.45%, 04/01/15	300,000	329,409
7.50%, 04/01/34	300,000	423,213
7.55%, 04/01/39	775,000	1,135,414

		4,793,477

Connecticut 0.0%†
State of Connecticut, Series D, 5.09%, 10/01/30	200,000	230,136

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	250,000	295,402

Illinois 0.1%
State of Illinois 5.88%, 03/01/19	100,000	113,913
5.10%, 06/01/33	1,185,000	1,159,037

		1,272,950

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	193,773

New Jersey 0.2%
New Jersey Economic Development Authority, Series A, 7.43%, 02/15/29	250,000	321,492
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	715,000	1,035,434
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	307,188

		1,664,114

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	665,772
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	540,000	780,214
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	576,370
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	569,751

		2,592,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	$200,000	$233,348

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 4.65%, 02/15/26	200,000	228,780

Texas 0.0%†
Texas Transportation Commission, Series B, 5.18%, 04/01/30	100,000	120,173

Total Municipal Bonds (cost $9,395,117)		11,624,260

Sovereign Bonds 2.7%

	Principal Amount	Market Value
BRAZIL 0.3%
Brazilian Government International Bond 10.50%, 07/14/14	750,000	851,250
4.88%, 01/22/21	750,000	879,375
7.13%, 01/20/37	1,095,000	1,568,588

		3,299,213

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	240,000	247,992
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	133,837
Province of Ontario Canada 4.10%, 06/16/14(d)	1,845,000	1,938,922
4.50%, 02/03/15	463,000	499,623
4.75%, 01/19/16(d)	205,000	229,374
2.30%, 05/10/16	400,000	420,240
Province of Quebec Canada 4.60%, 05/26/15	246,000	269,001
7.50%, 09/15/29	402,000	597,712

		4,336,701

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	600,000	771,900
4.38%, 07/12/21	250,000	280,250
7.38%, 09/18/37	250,000	363,750

		1,415,900

ITALY 0.1%
Italy Government International Bond 4.50%, 01/21/15	652,000	688,228
4.75%, 01/25/16	287,000	304,048
6.88%, 09/27/23	174,000	203,549
5.38%, 06/15/33	384,000	398,561

		1,594,386

MEXICO 0.3%
Mexico Government International Bond 5.63%, 01/15/17	250,000	290,375
5.13%, 01/15/20	500,000	585,000
3.63%, 03/15/22(d)	1,000,000	1,072,500
6.75%, 09/27/34	373,000	505,415
4.75%, 03/08/44	350,000	368,025
5.75%, 10/12/10	200,000	223,500

		3,044,815

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	500,000	590,000
6.70%, 01/26/36	250,000	335,625

		925,625

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,753,600

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	156,000	172,614
6.38%, 07/15/19	250,000	309,500
5.13%, 04/21/21	125,000	145,000
5.00%, 03/23/22	450,000	517,500

		1,144,614

SOUTH AFRICA 0.0%†
South Africa Government International Bond 6.50%, 06/02/14	144,000	153,187
4.67%, 01/17/24	250,000	269,375
6.25%, 03/08/41	100,000	123,130

		545,692

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	200,000	256,356

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	250,000	264,875
Asian Development Bank, 2.63%, 02/09/15	2,265,000	2,366,019
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	203,968
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	370,731
European Investment Bank 3.00%, 04/08/14	905,000	933,164
4.63%, 05/15/14	630,000	663,856
3.13%, 06/04/14	200,000	207,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
4.63%, 10/20/15	$1,675,000	$1,855,397
2.50%, 05/16/16	700,000	739,270
5.13%, 09/13/16	250,000	288,550
1.25%, 10/14/16	250,000	254,100
5.13%, 05/30/17	500,000	587,750
1.13%, 09/15/17	1,000,000	1,002,300
4.00%, 02/16/21(d)	350,000	402,465
Inter-American Development Bank 3.00%, 04/22/14	250,000	258,511
5.13%, 09/13/16	65,000	75,334
1.75%, 08/24/18	500,000	516,907
International Bank for Reconstruction & Development 1.13%, 08/25/14	900,000	912,073
7.63%, 01/19/23	677,000	991,189
International Finance Corp. 2.25%, 04/11/16	250,000	263,463
1.13%, 11/23/16	550,000	559,914

		13,717,022

Total Sovereign Bonds (cost $29,715,776)		32,033,924

U.S. Government Mortgage Backed Agencies 32.1%
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# M81009 4.50%, 02/01/13	4,766	4,866
Pool# E69050 6.00%, 02/01/13	169	170
Pool# E72896 7.00%, 10/01/13	895	909
Pool# E00677 6.00%, 06/01/14	5,993	6,287
Pool# E00802 7.50%, 02/01/15	5,119	5,368
Pool# G11001 6.50%, 03/01/15	2,308	2,386
Pool# G11003 7.50%, 04/01/15	253	264
Pool# G11164 7.00%, 05/01/15	858	891
Pool# E81396 7.00%, 10/01/15	169	179
Pool# E81394 7.50%, 10/01/15	2,107	2,213
Pool# E84097 6.50%, 12/01/15	1,144	1,206
Pool# E00938 7.00%, 01/01/16	2,480	2,677
Pool# E82132 7.00%, 01/01/16	517	547
Pool# E82815 6.00%, 03/01/16	856	900
Pool# E83231 6.00%, 04/01/16	604	644
Pool# E83233 6.00%, 04/01/16	1,343	1,432
Pool# G11972 6.00%, 04/01/16	31,135	32,743
Pool# E00975 6.00%, 05/01/16	7,484	8,021
Pool# E83355 6.00%, 05/01/16	1,883	2,008
Pool# E83636 6.00%, 05/01/16	3,534	3,769
Pool# E83933 6.50%, 05/01/16	173	185
Pool# E00985 6.00%, 06/01/16	4,391	4,706
Pool# E00987 6.50%, 06/01/16	4,428	4,800
Pool# E84236 6.50%, 06/01/16	1,261	1,348
Pool# E00996 6.50%, 07/01/16	552	593
Pool# E84912 6.50%, 08/01/16	4,284	4,580
Pool# E85117 6.50%, 08/01/16	1,550	1,656
Pool# E85387 6.00%, 09/01/16	2,867	3,058
Pool# E85800 6.50%, 10/01/16	1,442	1,541
Pool# E86183 6.00%, 11/01/16	651	694
Pool# E01083 7.00%, 11/01/16	1,404	1,527
Pool# G11207 7.00%, 11/01/16	2,786	2,947
Pool# E86746 5.50%, 12/01/16	9,274	9,880
Pool# E86533 6.00%, 12/01/16	1,636	1,745
Pool# E01095 6.00%, 01/01/17	2,157	2,329
Pool# E87584 6.00%, 01/01/17	1,453	1,549
Pool# E86995 6.50%, 01/01/17	3,793	4,054
Pool# E87291 6.50%, 01/01/17	7,987	8,538
Pool# E87446 6.50%, 01/01/17	1,187	1,286
Pool# E88076 6.00%, 02/01/17	2,686	2,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E01127 6.50%, 02/01/17	$3,429	$3,708
Pool# E88055 6.50%, 02/01/17	14,118	15,327
Pool# E88106 6.50%, 02/01/17	5,993	6,493
Pool# E01137 6.00%, 03/01/17	3,244	3,510
Pool# E88134 6.00%, 03/01/17	653	705
Pool# E88474 6.00%, 03/01/17	2,711	2,931
Pool# E88768 6.00%, 03/01/17	3,783	4,035
Pool# E01138 6.50%, 03/01/17	2,201	2,382
Pool# E01139 6.00%, 04/01/17	15,332	16,605
Pool# E88729 6.00%, 04/01/17	2,698	2,916
Pool# E89149 6.00%, 04/01/17	3,249	3,512
Pool# E89151 6.00%, 04/01/17	2,514	2,717
Pool# E89217 6.00%, 04/01/17	3,171	3,427
Pool# E89222 6.00%, 04/01/17	14,988	16,201
Pool# E89347 6.00%, 04/01/17	1,102	1,192
Pool# E89496 6.00%, 04/01/17	1,876	2,036
Pool# E89203 6.50%, 04/01/17	2,071	2,244
Pool# E01140 6.00%, 05/01/17	13,223	14,321
Pool# E89530 6.00%, 05/01/17	8,261	8,930
Pool# E89746 6.00%, 05/01/17	21,345	23,073
Pool# E89788 6.00%, 05/01/17	2,478	2,679
Pool# E89909 6.00%, 05/01/17	2,582	2,816
Pool# G11409 6.00%, 05/01/17	19,471	20,768
Pool# E01156 6.50%, 05/01/17	5,716	6,200
Pool# E89924 6.50%, 05/01/17	10,214	11,065
Pool# B15071 6.00%, 06/01/17	39,328	42,550
Pool# E01157 6.00%, 06/01/17	10,029	10,882
Pool# E90194 6.00%, 06/01/17	2,067	2,234
Pool# E90227 6.00%, 06/01/17	1,812	1,959
Pool# E90313 6.00%, 06/01/17	1,065	1,152
Pool# E90591 5.50%, 07/01/17	8,480	9,092
Pool# E90594 6.00%, 07/01/17	8,530	9,123
Pool# E90645 6.00%, 07/01/17	9,807	10,662
Pool# E90667 6.00%, 07/01/17	2,712	2,932
Pool# E01186 5.50%, 08/01/17	28,676	30,785
Pool# E01205 6.50%, 08/01/17	4,001	4,348
Pool# G11295 5.50%, 09/01/17	17,614	18,885
Pool# G11458 6.00%, 09/01/17	2,643	2,723
Pool# G11434 6.50%, 01/01/18	5,844	6,247
Pool# E01311 5.50%, 02/01/18	336,007	361,467
Pool# G11399 5.50%, 04/01/18	22,651	24,130
Pool# B10210 5.50%, 10/01/18	69,876	75,619
Pool# B10653 5.50%, 11/01/18	46,298	50,104
Pool# B11548 5.50%, 12/01/18	34,200	37,011
Pool# G11531 5.50%, 02/01/19	15,813	17,113
Pool# B12908 5.50%, 03/01/19	7,125	7,662
Pool# E01604 5.50%, 03/01/19	32,820	35,300
Pool# B13430 5.50%, 04/01/19	27,824	30,111
Pool# B13600 5.50%, 04/01/19	26,677	28,870
Pool# B15396 5.50%, 06/01/19	29,350	31,505
Pool# G18007 6.00%, 07/01/19	16,276	17,679
Pool# G18006 5.50%, 08/01/19	25,428	27,518
Pool# B16087 6.00%, 08/01/19	41,236	45,559
Pool# G18022 5.50%, 11/01/19	60,756	65,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# B14288 5.50%, 12/01/19	$16,095	$17,418
Pool# B18437 5.50%, 05/01/20	21,641	23,231
Pool# G18062 6.00%, 06/01/20	29,132	31,834
Pool# J02325 5.50%, 07/01/20	40,414	43,735
Pool# J00935 5.00%, 12/01/20	23,796	25,466
Pool# J00854 5.00%, 01/01/21	165,460	177,662
Pool# J00871 5.00%, 01/01/21	62,959	67,602
Pool# G18096 5.50%, 01/01/21	15,778	17,074
Pool# J00855 5.50%, 01/01/21	41,845	45,284
Pool# J01189 5.00%, 02/01/21	12,431	13,335
Pool# J01279 5.50%, 02/01/21	19,021	20,465
Pool# J01570 5.50%, 04/01/21	18,584	19,996
Pool# J01633 5.50%, 04/01/21	70,164	75,492
Pool# J01757 5.00%, 05/01/21	58,717	62,983
Pool# J01771 5.00%, 05/01/21	16,586	17,760
Pool# J01879 5.00%, 05/01/21	11,884	12,725
Pool# J06015 5.00%, 05/01/21	51,042	54,902
Pool# J05950 5.50%, 05/01/21	151,276	162,764
Pool# G18122 5.00%, 06/01/21	40,141	43,058
Pool# G18123 5.50%, 06/01/21	43,891	47,224
Pool# J01980 6.00%, 06/01/21	18,078	19,948
Pool# J03074 5.00%, 07/01/21	28,053	30,091
Pool# J03028 5.50%, 07/01/21	20,287	21,954
Pool# G12245 6.00%, 07/01/21	24,048	26,413
Pool# G12310 5.50%, 08/01/21	12,855	13,831
Pool# G12348 6.00%, 08/01/21	36,720	40,330
Pool# G12412 5.50%, 11/01/21	18,436	19,836
Pool# J09912 4.00%, 06/01/24	3,512,299	3,718,647
Pool# C00351 8.00%, 07/01/24	764	911
Pool# D60780 8.00%, 06/01/25	2,343	2,818
Pool# G30267 5.00%, 08/01/25	683,972	745,205
Pool# J13883 3.50%, 12/01/25	1,509,000	1,615,632
Pool# E02896 3.50%, 05/01/26	1,316,156	1,396,822
Pool# J18127 3.00%, 03/01/27	581,616	613,332
Pool# J18702 3.00%, 03/01/27	683,988	721,286
Pool# J19106 3.00%, 05/01/27	229,325	241,830
Pool# J20471 3.00%, 09/01/27	1,080,348	1,139,261
Pool# D82854 7.00%, 10/01/27	1,927	2,285
Pool# G14609 3.00%, 11/01/27	1,324,887	1,397,134
Pool# C00566 7.50%, 12/01/27	2,940	3,533
Pool# C00678 7.00%, 11/01/28	3,829	4,556
Pool# C18271 7.00%, 11/01/28	2,475	2,946
Pool# C00836 7.00%, 07/01/29	1,677	1,988
Pool# C31282 7.00%, 09/01/29	280	332
Pool# C31285 7.00%, 09/01/29	3,748	4,443
Pool# A18212 7.00%, 11/01/29	37,251	43,559
Pool# C32914 8.00%, 11/01/29	2,616	2,952
Pool# C37436 8.00%, 01/01/30	3,210	3,935
Pool# C36306 7.00%, 02/01/30	602	711
Pool# C36429 7.00%, 02/01/30	595	701
Pool# C00921 7.50%, 02/01/30	2,768	3,357
Pool# G01108 7.00%, 04/01/30	1,301	1,542
Pool# C37703 7.50%, 04/01/30	1,734	2,104
Pool# C41561 8.00%, 08/01/30	1,762	1,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01051 8.00%, 09/01/30	$5,396	$6,640
Pool# C43550 7.00%, 10/01/30	3,745	4,419
Pool# C44017 7.50%, 10/01/30	653	696
Pool# C43967 8.00%, 10/01/30	31,357	35,433
Pool# C44957 8.00%, 11/01/30	3,702	4,556
Pool# C01106 7.00%, 12/01/30	22,508	26,558
Pool# C01103 7.50%, 12/01/30	1,999	2,432
Pool# C01116 7.50%, 01/01/31	2,183	2,661
Pool# C46932 7.50%, 01/01/31	2,022	2,460
Pool# C47287 7.50%, 02/01/31	3,308	4,021
Pool# C48851 7.00%, 03/01/31	1,979	2,324
Pool# G01217 7.00%, 03/01/31	19,814	23,379
Pool# C48206 7.50%, 03/01/31	1,585	1,608
Pool# C91366 4.50%, 04/01/31	456,411	495,701
Pool# C91377 4.50%, 06/01/31	259,446	283,083
Pool# C53324 7.00%, 06/01/31	2,896	3,400
Pool# C01209 8.00%, 06/01/31	1,243	1,532
Pool# C54792 7.00%, 07/01/31	16,274	19,109
Pool# C55071 7.50%, 07/01/31	562	586
Pool# G01309 7.00%, 08/01/31	3,745	4,397
Pool# C01222 7.00%, 09/01/31	3,230	3,792
Pool# G01311 7.00%, 09/01/31	26,542	31,318
Pool# G01315 7.00%, 09/01/31	1,000	1,179
Pool# C58647 7.00%, 10/01/31	939	1,103
Pool# C58694 7.00%, 10/01/31	9,033	10,607
Pool# C60012 7.00%, 11/01/31	1,558	1,830
Pool# C61298 8.00%, 11/01/31	2,360	2,463
Pool# C61105 7.00%, 12/01/31	5,076	5,960
Pool# C01305 7.50%, 12/01/31	2,857	3,488
Pool# C62218 7.00%, 01/01/32	2,465	2,895
Pool# C63171 7.00%, 01/01/32	12,661	14,866
Pool# C64121 7.50%, 02/01/32	3,611	3,992
Pool# C01345 7.00%, 04/01/32	15,953	18,635
Pool# C66744 7.00%, 04/01/32	892	1,042
Pool# G01391 7.00%, 04/01/32	46,675	55,074
Pool# C65717 7.50%, 04/01/32	3,694	3,835
Pool# C01370 8.00%, 04/01/32	3,785	4,678
Pool# C66916 7.00%, 05/01/32	15,533	18,146
Pool# C67235 7.00%, 05/01/32	21,170	24,730
Pool# C01381 8.00%, 05/01/32	18,524	22,899
Pool# C68290 7.00%, 06/01/32	4,912	5,738
Pool# C68300 7.00%, 06/01/32	25,000	29,204
Pool# G01449 7.00%, 07/01/32	30,822	36,368
Pool# C68988 7.50%, 07/01/32	2,845	2,877
Pool# C69908 7.00%, 08/01/32	22,629	26,434
Pool# C70211 7.00%, 08/01/32	10,991	12,839
Pool# C91558 3.50%, 09/01/32	348,025	367,229
Pool# C71089 7.50%, 09/01/32	4,191	4,356
Pool# G01536 7.00%, 03/01/33	28,708	33,536
Pool# A16419 6.50%, 11/01/33	19,261	22,056
Pool# A16522 6.50%, 12/01/33	118,630	135,843
Pool# A17177 6.50%, 12/01/33	10,282	11,671
Pool# C01806 7.00%, 01/01/34	25,445	29,723
Pool# A21356 6.50%, 04/01/34	61,756	70,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01851 6.50%, 04/01/34	$66,025	$75,249
Pool# A22067 6.50%, 05/01/34	98,677	112,462
Pool# A24301 6.50%, 05/01/34	84,768	96,610
Pool# A24988 6.50%, 07/01/34	28,524	32,509
Pool# G01741 6.50%, 10/01/34	37,013	42,581
Pool# G08023 6.50%, 11/01/34	65,871	75,073
Pool# A33137 6.50%, 01/01/35	24,034	27,391
Pool# A31989 6.50%, 04/01/35	19,689	22,335
Pool# G08064 6.50%, 04/01/35	51,762	58,716
Pool# G01947 7.00%, 05/01/35	37,589	43,910
Pool# G01837 5.00%, 07/01/35	3,332,465	3,599,565
Pool# A37135 5.50%, 09/01/35	907,651	986,762
Pool# A38255 5.50%, 10/01/35	541,214	588,387
Pool# A38531 5.50%, 10/01/35	879,329	955,972
Pool# G08088 6.50%, 10/01/35	282,038	319,931
Pool# A39759 5.50%, 11/01/35	46,599	50,661
Pool# A47682 6.50%, 11/01/35	47,838	54,265
Pool# A40376 5.50%, 12/01/35	47,481	51,620
Pool# A42305 5.50%, 01/01/36	118,493	128,414
Pool# A41548 7.00%, 01/01/36	49,626	57,054
Pool# G08111 5.50%, 02/01/36	925,396	1,002,873
Pool# A48303 7.00%, 02/01/36	9,184	10,567
Pool# A43452 5.50%, 03/01/36	34,618	37,516
Pool# A43861 5.50%, 03/01/36	448,779	486,353
Pool# A43884 5.50%, 03/01/36	771,803	860,514
Pool# A43885 5.50%, 03/01/36	657,707	742,986
Pool# A43886 5.50%, 03/01/36	1,042,859	1,178,077
Pool# A48378 5.50%, 03/01/36	523,717	591,622
Pool# G08116 5.50%, 03/01/36	173,075	187,565
Pool# A43534 6.50%, 03/01/36	57,268	65,005
Pool# G02198 4.50%, 05/01/36	663,264	706,955
Pool# A48735 5.50%, 05/01/36	63,692	69,024
Pool# G08136 6.50%, 06/01/36	47,126	53,493
Pool# A49960 7.00%, 06/01/36	4,584	5,274
Pool# G02390 6.00%, 09/01/36	462,525	505,423
Pool# A53039 6.50%, 10/01/36	134,912	151,225
Pool# A53219 6.50%, 10/01/36	65,354	74,184
Pool# G05254 5.00%, 01/01/37	346,627	374,410
Pool# G04331 5.00%, 02/01/37	291,026	314,352
Pool# A57803 6.50%, 02/01/37	112,265	127,433
Pool# A64982 6.50%, 08/01/37	101,714	115,525
Pool# A66192 6.50%, 09/01/37	203,448	231,072
Pool# A72132 6.50%, 01/01/38	149,022	166,517
Pool# A74187 6.50%, 02/01/38	131,834	146,525
Pool# G04251 6.50%, 04/01/38	34,389	39,080
Pool# G05299 4.50%, 06/01/38	1,047,761	1,116,778
Pool# G04473 5.50%, 06/01/38	2,781,309	3,007,215
Pool# A79540 6.50%, 07/01/38	38,311	42,655
Pool# G04569 6.50%, 08/01/38	36,663	41,641
Pool# A81341 6.00%, 09/01/38	4,164,014	4,543,706
Pool# A81998 6.50%, 09/01/38	28,817	32,747
Pool# A82297 6.50%, 10/01/38	120,901	137,390
Pool# A83464 6.50%, 11/01/38	50,332	57,197
Pool# G05232 6.50%, 12/01/38	177,876	202,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A84168 6.50%, 01/01/39	$18,097	$20,565
Pool# A84252 6.50%, 01/01/39	82,643	93,960
Pool# A84287 6.50%, 01/01/39	54,542	60,908
Pool# A84584 6.50%, 02/01/39	39,304	44,665
Pool# A85442 5.00%, 03/01/39	2,610,990	2,810,472
Pool# G05449 4.50%, 05/01/39	1,996,582	2,124,357
Pool# G05459 5.50%, 05/01/39	3,418,313	3,702,368
Pool# G05535 4.50%, 07/01/39	3,905,240	4,155,162
Pool# A88133 4.50%, 08/01/39	2,721,369	2,895,527
Pool# A87958 6.00%, 08/01/39	2,184,018	2,380,435
Pool# A89500 4.50%, 10/01/39	333,617	354,968
Pool# A91165 5.00%, 02/01/40	6,941,474	7,716,278
Pool# A91538 4.50%, 03/01/40	1,747,559	1,865,950
Pool# G05894 4.50%, 04/01/40	2,721,831	2,896,018
Pool# A93996 4.50%, 09/01/40	1,769,170	1,889,025
Pool# A95407 4.00%, 12/01/40	3,062,466	3,249,002
Pool# A96049 4.00%, 01/01/41	2,994,289	3,176,673
Pool# A96050 4.00%, 01/01/41	2,852,067	3,025,787
Pool# A96592 4.00%, 02/01/41	838,091	889,139
Pool# A97040 4.00%, 02/01/41	708,458	751,610
Pool# G06818 4.00%, 11/01/41	237,399	252,007
Pool# G06842 4.00%, 12/01/41	137,038	145,471
Pool# Q05783 4.00%, 01/01/42	397,353	421,804
Pool# Q08007 4.00%, 04/01/42	916,365	983,063
Pool# G07158 3.50%, 10/01/42	691,331	728,721
Pool# G07163 3.50%, 10/01/42	281,938	297,627
Pool# Q12051 3.50%, 10/01/42	2,462,503	2,595,685
Pool# C09020 3.50%, 11/01/42	3,964,017	4,178,407
Pool# G07264 3.50%, 12/01/42	685,309	722,373
Pool# Q14292 3.50%, 01/01/43	114,140	120,492
Pool# Q14881 3.50%, 01/01/43	133,073	140,270
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 02/15/28	3,000,000	3,099,375
3.00%, 02/15/28	700,000	732,047
4.50%, 02/15/28	1,800,000	1,914,469
3.00%, 02/15/43	5,000,000	5,140,625
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	574,263	604,705
Pool# 2B0108 2.66%, 01/01/42(a)	79,304	83,145
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	1,427,156	1,540,883
Pool# 990972 6.00%, 09/01/23	101,974	112,433
Pool# 995517 5.50%, 01/01/24	789,470	851,147
Pool# AA2549 4.00%, 04/01/24	1,501,825	1,604,137
Pool# 935348 5.50%, 06/01/24	139,308	150,453
Pool# AC1374 4.00%, 08/01/24	439,206	479,284
Pool# AC1529 4.50%, 09/01/24	216,821	232,981
Pool# AD0244 4.50%, 10/01/24	150,909	162,156
Pool# AD4089 4.50%, 05/01/25	1,635,536	1,762,290
Pool# 890216 4.50%, 07/01/25	292,767	315,456
Pool# AB1609 4.00%, 10/01/25	772,957	825,373
Pool# AH1361 3.50%, 12/01/25	578,312	620,782
Pool# AH1518 3.50%, 12/01/25	431,769	456,865
Pool# AH2717 3.50%, 01/01/26	833,459	881,904
Pool# AE6384 4.00%, 01/01/26	73,782	78,786
Pool# AH5616 3.50%, 02/01/26	2,013,781	2,130,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL0298 4.00%, 05/01/26	$960,377	$1,045,910
Pool# AJ4093 3.50%, 10/01/26	1,457,039	1,541,729
Pool# AB4277 3.00%, 01/01/27	2,434,600	2,558,993
Pool# AP4746 3.00%, 08/01/27	368,414	390,806
Pool# AP4640 3.00%, 09/01/27	188,642	200,108
Pool# AP7855 3.00%, 09/01/27	1,951,736	2,070,365
Pool# AB6886 3.00%, 11/01/27	188,850	200,860
Pool# AB6887 3.00%, 11/01/27	409,119	433,985
Pool# AQ3758 3.00%, 11/01/27	251,062	266,322
Pool# AQ4532 3.00%, 11/01/27	272,185	288,729
Pool# AQ5096 3.00%, 11/01/27	493,231	523,211
Pool# AQ7406 3.00%, 11/01/27	182,928	194,047
Pool# AQ2884 3.00%, 12/01/27	194,341	206,154
Pool# 930998 4.50%, 04/01/29	308,413	333,744
Pool# MA0243 5.00%, 11/01/29	101,492	109,640
Pool# MA0268 5.00%, 12/01/29	72,415	78,184
Pool# AB1038 5.00%, 05/01/30	90,575	97,790
Pool# AD5655 5.00%, 05/01/30	188,085	203,068
Pool# MA0443 5.00%, 05/01/30	129,120	139,405
Pool# MA0559 5.00%, 09/01/30	36,805	39,737
Pool# AH1515 4.00%, 12/01/30	1,235,947	1,322,623
Pool# AD0716 6.50%, 12/01/30	3,792,613	4,250,067
Pool# MA0641 4.00%, 02/01/31	1,385,600	1,482,771
Pool# 560868 7.50%, 02/01/31	607	627
Pool# 607212 7.50%, 10/01/31	28,060	34,095
Pool# MA0895 3.50%, 11/01/31	1,417,385	1,496,663
Pool# 607632 6.50%, 11/01/31	182	214
Pool# MA1029 3.50%, 04/01/32	887,225	936,850
Pool# MA1107 3.50%, 07/01/32	232,248	245,238
Pool# MA1166 3.50%, 09/01/32	1,369,021	1,445,594
Pool# 661664 7.50%, 09/01/32	13,850	14,344
Pool# 656559 6.50%, 02/01/33	87,338	97,502
Pool# 694846 6.50%, 04/01/33	18,619	21,909
Pool# 555421 5.00%, 05/01/33	7,672,322	8,331,455
Pool# 254767 5.50%, 06/01/33	2,674,370	2,935,467
Pool# 750229 6.50%, 10/01/33	66,623	75,168
Pool# 725228 6.00%, 03/01/34	2,584,564	2,870,538
Pool# 725424 5.50%, 04/01/34	3,177,117	3,487,296
Pool# 788027 6.50%, 09/01/34	61,516	72,438
Pool# 735141 5.50%, 01/01/35	1,696,617	1,853,773
Pool# 735227 5.50%, 02/01/35	1,889,475	2,064,496
Pool# 256023 6.00%, 12/01/35	1,376,169	1,515,469
Pool# 995050 6.00%, 09/01/37	5,102,201	5,582,786
Pool# 955194 7.00%, 11/01/37	1,113,215	1,318,397
Pool# 970320 5.50%, 02/01/38	2,369,645	2,571,371
Pool# 190396 4.50%, 06/01/39	3,440,102	3,692,549
Pool# AA9611 4.00%, 07/01/39	2,437,109	2,592,029
Pool# AA9809 4.50%, 07/01/39	5,356,966	5,750,079
Pool# AC0397 4.50%, 07/01/39	950,576	1,020,332
Pool# 994002 4.00%, 08/01/39	3,195,563	3,460,609
Pool# AC1454 4.00%, 08/01/39	2,804,142	2,982,392
Pool# AC1921 4.00%, 09/01/39	1,849,437	1,967,000
Pool# AC2651 4.00%, 10/01/39	753,288	801,172
Pool# AC7249 4.00%, 11/01/39	2,013,493	2,141,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AC9895 3.26%, 04/01/40(a)	$3,227,556	$3,414,754
Pool# AC9890 3.28%, 04/01/40(a)	5,202,934	5,508,281
Pool# AD2888 4.50%, 04/01/40	1,823,412	1,962,919
Pool# AD7992 4.50%, 07/01/40	1,610,357	1,733,563
Pool# AB1388 4.50%, 08/01/40	1,935,058	2,083,107
Pool# AD9153 4.50%, 08/01/40	1,731,179	1,863,629
Pool# AD8536 5.00%, 08/01/40	6,608,305	7,267,042
Pool# AB1735 3.50%, 11/01/40	37,817	40,039
Pool# 932888 3.50%, 01/01/41	273,963	293,139
Pool# 932891 3.50%, 01/01/41	45,971	49,045
Pool# AB2067 3.50%, 01/01/41	1,005,960	1,068,513
Pool# AB2068 3.50%, 01/01/41	577,000	610,895
Pool# AE6392 4.00%, 02/01/41	1,401,592	1,491,563
Pool# AL0390 5.00%, 05/01/41	1,539,318	1,688,398
Pool# AB3314 4.50%, 07/01/41	1,508,399	1,626,632
Pool# AJ1249 3.31%, 09/01/41(a)	773,047	812,973
Pool# AI9920 4.00%, 09/01/41	42,148	45,038
Pool# AI9851 4.50%, 09/01/41	197,841	216,687
Pool# AL0761 5.00%, 09/01/41	2,462,467	2,700,952
Pool# AJ5431 4.50%, 10/01/41	260,844	285,692
Pool# AJ3794 4.00%, 11/01/41	647,697	689,273
Pool# AJ5916 4.00%, 11/01/41	1,628,270	1,732,792
Pool# AJ4861 4.00%, 12/01/41	586,196	623,825
Pool# AJ7689 4.00%, 12/01/41	3,338,090	3,552,369
Pool# AL1437 2.78%, 01/01/42(a)	270,153	282,200
Pool# AJ9303 4.00%, 01/01/42	542,137	582,359
Pool# AK0714 2.47%, 02/01/42(a)	80,488	83,861
Pool# AK5132 3.50%, 03/01/42	3,385,711	3,577,197
Pool# AK4520 4.00%, 03/01/42	889,748	960,738
Pool# AK6984 4.00%, 03/01/42	296,668	318,679
Pool# AO0186 4.50%, 04/01/42	410,026	449,084
Pool# AB5185 3.50%, 05/01/42	924,658	976,722
Pool# AO3575 4.50%, 05/01/42	97,320	106,590
Pool# AO4647 3.50%, 06/01/42	1,456,329	1,545,976
Pool# AB5302 4.50%, 06/01/42	256,908	281,381
Pool# AO8036 4.50%, 07/01/42	3,006,190	3,292,555
Pool# AO9697 4.50%, 07/01/42	153,718	166,343
Pool# AP1919 4.50%, 07/01/42	351,878	385,397
Pool# AP1961 2.51%, 08/01/42(a)	467,989	489,489
Pool# AB6017 3.50%, 08/01/42	1,861,718	1,967,012
Pool# AP2092 4.50%, 08/01/42	132,447	143,615
Pool# AP6579 3.50%, 09/01/42	1,572,379	1,661,308
Pool# AP6756 4.00%, 09/01/42	39,203	42,111
Pool# AP7489 4.00%, 09/01/42	1,271,457	1,365,788
Pool# AB6524 3.50%, 10/01/42	2,918,428	3,083,486
Pool# AB7074 3.00%, 11/01/42	1,992,684	2,059,639
Pool# AB6786 3.50%, 11/01/42	1,974,589	2,086,266
Pool# AL2677 3.50%, 11/01/42	410,586	434,705
Pool# AQ1569 3.50%, 11/01/42	990,370	1,046,382
Pool# AL3000 3.50%, 12/01/42	492,947	521,289
Pool# AR3806 3.50%, 02/01/43	100,814	106,516
Federal National Mortgage Association Pool TBA 2.50%, 02/25/28	7,000,000	7,247,188
3.00%, 02/25/28	1,540,598	1,617,387
4.50%, 02/25/28	2,200,000	2,363,281
2.50%, 02/25/43	1,000,000	995,781
3.00%, 02/25/43	8,000,000	8,261,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	$683	$779
Pool# 376510 7.00%, 05/15/24	2,563	2,997
Pool# 457801 7.00%, 08/15/28	4,373	5,203
Pool# 486936 6.50%, 02/15/29	2,890	3,388
Pool# 502969 6.00%, 03/15/29	9,385	10,623
Pool# 487053 7.00%, 03/15/29	3,490	4,151
Pool# 781014 6.00%, 04/15/29	7,421	8,396
Pool# 509099 7.00%, 06/15/29	3,039	3,650
Pool# 470643 7.00%, 07/15/29	12,007	14,279
Pool# 434505 7.50%, 08/15/29	151	181
Pool# 416538 7.00%, 10/15/29	655	781
Pool# 524269 8.00%, 11/15/29	6,455	6,618
Pool# 781124 7.00%, 12/15/29	18,093	21,798
Pool# 507396 7.50%, 09/15/30	65,473	76,087
Pool# 531352 7.50%, 09/15/30	6,373	7,771
Pool# 536334 7.50%, 10/15/30	165	172
Pool# 540659 7.00%, 01/15/31	749	887
Pool# 486019 7.50%, 01/15/31	1,648	1,923
Pool# 535388 7.50%, 01/15/31	1,717	1,905
Pool# 537406 7.50%, 02/15/31	408	420
Pool# 528589 6.50%, 03/15/31	50,257	58,896
Pool# 508473 7.50%, 04/15/31	9,320	11,247
Pool# 544470 8.00%, 04/15/31	2,775	2,843
Pool# 781287 7.00%, 05/15/31	9,064	10,881
Pool# 549742 7.00%, 07/15/31	4,274	5,069
Pool# 781319 7.00%, 07/15/31	2,859	3,401
Pool# 485879 7.00%, 08/15/31	10,585	12,555
Pool# 572554 6.50%, 09/15/31	104,494	123,077
Pool# 555125 7.00%, 09/15/31	670	674
Pool# 781328 7.00%, 09/15/31	8,751	10,501
Pool# 550991 6.50%, 10/15/31	1,995	2,297
Pool# 571267 7.00%, 10/15/31	1,015	1,204
Pool# 574837 7.50%, 11/15/31	2,083	2,169
Pool# 555171 6.50%, 12/15/31	1,157	1,363
Pool# 781380 7.50%, 12/15/31	2,677	3,298
Pool# 781481 7.50%, 01/15/32	13,353	16,207
Pool# 580972 6.50%, 02/15/32	1,926	2,221
Pool# 781401 7.50%, 02/15/32	7,006	8,537
Pool# 781916 6.50%, 03/15/32	154,649	176,978
Pool# 552474 7.00%, 03/15/32	7,315	8,659
Pool# 781478 7.50%, 03/15/32	4,762	5,868
Pool# 781429 8.00%, 03/15/32	7,829	9,649
Pool# 781431 7.00%, 04/15/32	32,071	38,061
Pool# 568715 7.00%, 05/15/32	36,172	42,819
Pool# 552616 7.00%, 06/15/32	36,476	43,159
Pool# 570022 7.00%, 07/15/32	37,797	44,742
Pool# 583645 8.00%, 07/15/32	4,990	5,512
Pool# 595077 6.00%, 10/15/32	16,218	18,423
Pool# 596657 7.00%, 10/15/32	4,205	4,978
Pool# 552903 6.50%, 11/15/32	179,270	210,703
Pool# 552952 6.00%, 12/15/32	21,101	23,970
Pool# 588192 6.00%, 02/15/33	9,363	10,791
Pool# 602102 6.00%, 02/15/33	20,983	23,783
Pool# 553144 5.50%, 04/15/33	81,955	90,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 604243 6.00%, 04/15/33	$40,302	$45,681
Pool# 611526 6.00%, 05/15/33	18,980	21,513
Pool# 553320 6.00%, 06/15/33	50,180	57,663
Pool# 572733 6.00%, 07/15/33	7,670	8,694
Pool# 573916 6.00%, 11/15/33	29,982	33,983
Pool# 604788 6.50%, 11/15/33	145,547	171,066
Pool# 604875 6.00%, 12/15/33	83,693	94,863
Pool# 781688 6.00%, 12/15/33	90,153	105,925
Pool# 781690 6.00%, 12/15/33	36,966	42,575
Pool# 781699 7.00%, 12/15/33	14,453	17,152
Pool# 621856 6.00%, 01/15/34	38,776	43,794
Pool# 564799 6.00%, 03/15/34	215,273	244,543
Pool# 630038 6.50%, 08/15/34	74,326	87,544
Pool# 781804 6.00%, 09/15/34	110,488	127,202
Pool# 781847 6.00%, 12/15/34	100,155	113,420
Pool# 486921 5.50%, 02/15/35	32,703	35,924
Pool# 781902 6.00%, 02/15/35	92,844	106,768
Pool# 649454 5.50%, 09/15/35	452,026	496,547
Pool# 649510 5.50%, 10/15/35	830,511	918,669
Pool# 649513 5.50%, 10/15/35	1,147,188	1,260,179
Pool# 652207 5.50%, 03/15/36	521,919	570,714
Pool# 652539 5.00%, 05/15/36	58,420	63,700
Pool# 655519 5.00%, 05/15/36	66,304	72,202
Pool# 606308 5.50%, 05/15/36	105,774	115,663
Pool# 606314 5.50%, 05/15/36	30,848	33,732
Pool# 655457 6.00%, 05/15/36	48,135	54,139
Pool# 656666 6.00%, 06/15/36	182,988	205,809
Pool# 657912 6.50%, 08/15/36	14,600	17,051
Pool# 697957 4.50%, 03/15/39	5,792,829	6,345,281
Pool# 704630 5.50%, 07/15/39	157,357	172,068
Pool# 722292 5.00%, 09/15/39	2,931,516	3,200,097
Pool# 733312 4.00%, 09/15/40	214,418	237,326
Pool# 742235 4.00%, 12/15/40	237,469	260,095
Pool# 755655 4.00%, 12/15/40	140,143	155,116
Pool# 755656 4.00%, 12/15/40	171,287	189,908
Pool# 756631 4.00%, 12/15/40	53,474	59,288
Pool# 757038 4.00%, 12/15/40	445,903	494,380
Pool# 757039 4.00%, 12/15/40	697,033	771,505
Pool# 757043 4.00%, 12/15/40	119,830	132,857
Pool# 757044 4.00%, 12/15/40	183,148	202,716
Pool# 690662 4.00%, 01/15/41	142,801	158,058
Pool# 719486 4.00%, 01/15/41	106,785	118,194
Pool# 742244 4.00%, 01/15/41	565,647	626,082
Pool# 753826 4.00%, 01/15/41	162,064	178,872
Pool# 755958 4.00%, 01/15/41	565,434	625,846
Pool# 755959 4.00%, 01/15/41	413,594	458,559
Pool# 759075 4.00%, 01/15/41	428,907	475,536
Pool# 757555 4.00%, 02/15/41	72,913	80,839
Pool# 757557 4.00%, 02/15/41	111,562	123,481
Pool# 759207 4.00%, 02/15/41	829,577	919,766
Pool# 779718 4.00%, 11/15/41	72,878	79,344
Pool# 552649 4.00%, 12/15/41	173,413	188,798
Pool# AB2895 3.50%, 09/15/42	2,951,775	3,176,452
Government National Mortgage Association I Pool TBA 3.00%, 02/15/43	1,000,000	1,043,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	$2,077,938	$2,277,081
Pool# G24245 6.00%, 09/20/38	2,029,641	2,320,682
Pool# G24559 5.00%, 10/20/39	1,378,978	1,513,860
Pool# G24715 5.00%, 06/20/40	1,248,327	1,371,292
Pool# G24747 5.00%, 07/20/40	2,838,647	3,130,498
Pool# G24771 4.50%, 08/20/40	2,105,093	2,312,877
Pool# G24802 5.00%, 09/20/40	3,661,291	4,041,601
Pool# G24834 4.50%, 10/20/40	4,837,512	5,302,906
Pool# 737727 4.00%, 12/20/40	2,085,090	2,289,597
Pool# 737730 4.00%, 12/20/40	560,550	615,528
Pool# G24923 4.50%, 01/20/41	685,831	753,530
Pool# G24978 4.50%, 03/20/41	114,401	125,263
Pool# G25017 4.50%, 04/20/41	1,394,637	1,522,791
Pool# G25056 5.00%, 05/20/41	639,529	706,515
Pool# G25082 4.50%, 06/20/41	2,134,118	2,336,774
Pool# G25139 4.00%, 08/20/41	950,546	1,033,677
Pool# G25175 4.50%, 09/20/41	1,456,078	1,594,333
Pool# G2675523 3.50%, 03/20/42	953,533	1,033,317
Pool# G25332 4.00%, 03/20/42	575,223	621,216
Pool# G2MA0022 3.50%, 04/20/42	927,240	995,841
Pool# G2MA0023 4.00%, 04/20/42	1,137,454	1,228,399
Pool# G2MA0089 4.00%, 05/20/42	4,456,982	4,813,386
Pool# G2MA0220 3.50%, 07/20/42	2,896,628	3,110,934
Pool# G2MA0392 3.50%, 09/20/42	4,731,957	5,082,048
Pool# G2MA0534 3.50%, 11/20/42	4,177,390	4,486,452
Government National Mortgage Association II Pool TBA 3.00%, 02/15/43	5,000,000	5,215,625
Total U.S. Government Mortgage Backed Agencies (cost $362,972,063)		$375,275,207

U.S. Government Sponsored & Agency Obligations 4.7%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$375,000	436,143
Federal Home Loan Banks 4.88%, 05/17/17(d)	605,000	707,487
5.50%, 07/15/36	600,000	798,069
Federal Home Loan Mortgage Corp. 0.50%, 04/17/15	2,000,000	2,007,972
1.75%, 09/10/15	4,200,000	4,348,176
1.00%, 09/29/17	1,200,000	1,205,728
0.88%, 03/07/18	2,500,000	2,482,800
3.75%, 03/27/19	1,475,000	1,687,129
2.38%, 01/13/22	1,000,000	1,027,686
6.75%, 09/15/29	388,000	571,500
6.25%, 07/15/32	865,000	1,248,050
Federal National Mortgage Association 2.50%, 05/15/14(d)	2,280,000	2,346,704
3.00%, 09/16/14	3,775,000	3,945,615
0.50%, 09/19/14	5,000,000	5,002,335
4.63%, 10/15/14	1,236,000	1,327,302
0.75%, 12/19/14	12,000,000	12,101,760
4.38%, 10/15/15	1,182,000	1,308,085
5.38%, 06/12/17	1,805,000	2,153,170
0.88%, 12/20/17	5,000,000	4,979,670
6.25%, 05/15/29	750,000	1,052,685
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	16,780
Tennessee Valley Authority 6.25%, 12/15/17	35,000	43,693
4.50%, 04/01/18(d)	3,365,000	3,940,179
4.88%, 01/15/48	300,000	357,229

Total U.S. Government Sponsored & Agency Obligations (cost $52,891,040)		55,095,947

U.S. Treasury Bonds 5.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	2,154,258
8.50%, 02/15/20	700,000	1,038,461
8.00%, 11/15/21	2,655,000	4,026,889
6.25%, 08/15/23	2,869,000	4,026,911
6.88%, 08/15/25	633,000	951,280
6.38%, 08/15/27(d)	5,120,000	7,542,400
4.50%, 02/15/36(d)	510,000	645,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Bonds (continued)
5.00%, 05/15/37	$215,000	$291,795
4.50%, 05/15/38	500,000	634,765
4.25%, 05/15/39	3,095,000	3,789,441
4.50%, 08/15/39	1,285,000	1,635,163
4.38%, 11/15/39(d)	7,330,000	9,151,051
4.38%, 05/15/40	1,300,000	1,622,969
3.88%, 08/15/40	1,600,000	1,842,250
4.25%, 11/15/40	5,250,000	6,424,688
4.75%, 02/15/41(d)	3,650,000	4,825,413
4.38%, 05/15/41(d)	1,000,000	1,248,281
3.75%, 08/15/41	4,700,000	5,285,296
3.13%, 11/15/41	4,800,000	4,798,502

Total U.S. Treasury Bonds (cost $53,306,596)		61,935,441

U.S. Treasury Notes 30.8%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 02/15/14	16,000,000	16,176,880
0.25%, 02/28/14(d)	15,000,000	15,010,545
1.88%, 02/28/14(d)	4,000,000	4,072,500
1.75%, 03/31/14(d)	3,345,000	3,405,237
1.88%, 04/30/14	7,475,000	7,630,338
2.25%, 05/31/14(d)	8,490,000	8,719,162
2.38%, 08/31/14(d)	5,870,000	6,067,197
0.25%, 09/15/14	8,800,000	8,802,402
0.50%, 10/15/14	9,500,000	9,541,933
0.38%, 11/15/14(d)	7,000,000	7,016,408
2.13%, 11/30/14	13,520,000	13,979,464
0.25%, 12/15/14	13,500,000	13,497,894
4.00%, 02/15/15	1,400,000	1,505,437
2.38%, 02/28/15(d)	1,990,000	2,075,819
0.38%, 04/15/15	1,000,000	1,001,562
0.25%, 05/15/15	2,500,000	2,496,485
4.13%, 05/15/15	1,533,000	1,665,699
1.75%, 07/31/15(d)	5,250,000	5,433,750
0.25%, 08/15/15	8,000,000	7,980,000
0.25%, 10/15/15	7,000,000	6,977,579
1.38%, 11/30/15(d)	6,000,000	6,165,000
2.00%, 01/31/16	12,000,000	12,563,436
2.13%, 02/29/16(d)	12,000,000	12,620,628
2.63%, 04/30/16	3,055,000	3,266,941
4.88%, 08/15/16(d)	1,833,000	2,111,816
1.00%, 08/31/16(d)	16,000,000	16,257,504
3.00%, 09/30/16(d)	1,325,000	1,441,766
0.88%, 12/31/16	4,000,000	4,038,752
3.25%, 12/31/16(d)	9,325,000	10,272,066
4.63%, 02/15/17(d)	3,060,000	3,543,624
0.88%, 02/28/17	3,000,000	3,025,314
3.00%, 02/28/17(d)	1,845,000	2,017,969
4.50%, 05/15/17	3,595,000	4,170,480
2.75%, 05/31/17	4,335,000	4,710,589
0.75%, 06/30/17	11,500,000	11,503,588
2.50%, 06/30/17	3,450,000	3,714,411
0.50%, 07/31/17	5,500,000	5,435,116
1.88%, 09/30/17(d)	1,800,000	1,888,454
0.75%, 10/31/17(d)	3,000,000	2,989,686
1.88%, 10/31/17	1,800,000	1,888,454
4.25%, 11/15/17	6,415,000	7,446,910
0.88%, 01/31/18	2,500,000	2,499,219
2.75%, 02/28/18	2,000,000	2,184,844
2.88%, 03/31/18(d)	2,000,000	2,198,282
2.38%, 05/31/18(d)	8,000,000	8,590,624
1.38%, 09/30/18	8,000,000	8,145,624
1.38%, 12/31/18	4,000,000	4,062,500
1.38%, 02/28/19	4,000,000	4,054,064
1.50%, 03/31/19(d)	2,000,000	2,039,844
1.13%, 05/31/19	4,000,000	3,979,064
1.00%, 08/31/19	2,000,000	1,964,532
3.38%, 11/15/19	2,370,000	2,689,210
3.63%, 02/15/20(d)	5,410,000	6,232,066
3.50%, 05/15/20(d)	9,600,000	10,983,753
2.63%, 08/15/20(d)	8,100,000	8,754,326
3.13%, 05/15/21	8,200,000	9,138,515
2.13%, 08/15/21(d)	2,250,000	2,321,719
2.00%, 11/15/21	5,500,000	5,599,258
1.75%, 05/15/22	3,000,000	2,965,314
1.63%, 08/15/22	2,200,000	2,140,360
1.63%, 11/15/22(d)	5,000,000	4,840,625

Total U.S. Treasury Notes (cost $347,860,795)		359,512,538

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	48,435
6.13%, 01/15/41	100,000	115,769
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	151,742

		315,946

Commercial Banks 0.1%
BBVA US Senior SAU, 3.25%, 05/16/14	400,000	405,347
Westpac Banking Corp., 4.63%, 06/01/18	103,000	112,968

		518,315

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	216,288
8.88%, 03/01/26	109,000	169,054

		385,342

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	$51,000	$56,007

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	286,118
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	617,497

		903,615

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	70,691
Teck Resources Ltd., 3.85%, 08/15/17	100,000	108,141
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	133,591

		312,423

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	209,654
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	303,772
Encana Corp., 6.50%, 08/15/34	250,000	302,308
Nexen, Inc. 5.88%, 03/10/35	92,000	109,968
6.40%, 05/15/37	250,000	318,655
Noble Holding International Ltd., 4.63%, 03/01/21	250,000	271,731
Petro-Canada, 5.95%, 05/15/35	189,000	226,568
Statoil ASA, 6.80%, 01/15/28	225,000	306,234
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	735,011
Talisman Energy, Inc. 7.25%, 10/15/27	92,000	115,170
5.75%, 05/15/35	250,000	273,081

		3,172,152

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	300,000	304,009

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	225,728
6.20%, 06/01/36	164,000	216,457

		442,185

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	287,000	407,325

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	109,983

Total Yankee Dollars (cost $5,921,982)		6,927,302

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(f)	15,792,446	15,792,446

Total Mutual Fund (cost $15,792,446)		15,792,446

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $5,961,721, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 9.00%, maturing 04/15/13 - 01/20/43; total market value $6,080,949.(g)	$5,961,698	5,961,698

Total Repurchase Agreement (cost $5,961,698)		5,961,698

TBA Sale Commitments (2.7)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA 4.00%, 02/15/43	(2,000,000)	(2,120,312)
4.50%, 02/15/43	(3,000,000)	(3,191,602)
5.00%, 02/15/43	(3,000,000)	(3,226,875)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

TBA Sale Commitments (continued)

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies (continued)
Federal Home Loan Mortgage Corp. Gold Pool TBA (continued)
5.50%, 02/15/43	$(5,000,000)	$(5,403,906)
6.00%, 02/15/43	(4,000,000)	(4,359,219)
Federal National Mortgage Association Pool TBA 3.50%, 02/25/28	(1,500,000)	(1,586,016)
4.00%, 02/25/43	(3,000,000)	(3,188,437)
4.50%, 02/25/43	(1,500,000)	(1,609,687)
5.00%, 02/25/43	(3,000,000)	(3,238,594)
6.00%, 02/25/43	(1,000,000)	(1,091,563)
Government National Mortgage Association I Pool TBA 4.00%, 02/15/43	(1,000,000)	(1,087,656)
Government National Mortgage Association II Pool TBA 4.00%, 02/15/43	(1,000,000)	(1,079,531)

Total TBA Sale Commitments (cost $(31,264,512))		(31,183,398)

Total Investments (cost $1,118,912,910) (h) — 101.3%		1,184,514,875
Liabilities in excess of other assets — (1.3)%		(15,303,409)

NET ASSETS — 100.0%		$1,169,211,466

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $6,095,193 which represents 0.52% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2013.
(d)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $165,949,885, which was collateralized by a repurchase agreement with a value of $5,961,698 and $162,217,545 of collateral in the form of U.S. Government Agency Mortgage Securities, interest rates ranging from 0.00% to 10.25% and maturity dates ranging from 04/01/13 to 11/20/62, a total value of $168,179,243.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of January 31, 2013.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $5,961,698.
(h)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,119,524,892, tax unrealized appreciation and depreciation were $67,237,411 and $(2,247,428), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,633,075	$—	$3,633,075
Commercial Mortgage Backed Securities	—	21,444,625	—	21,444,625
Corporate Bonds	—	266,461,810	—	266,461,810
Municipal Bonds	—	11,624,260	—	11,624,260
Mutual Fund	15,792,446	—	—	15,792,446
Repurchase Agreement	—	5,961,698	—	5,961,698
Sovereign Bonds	—	32,033,924	—	32,033,924
U.S. Government Mortgage Backed Agencies	—	375,275,207	—	375,275,207
U.S. Government Sponsored & Agency Obligations	—	55,095,947	—	55,095,947
U.S. Treasury Bonds	—	61,935,441	—	61,935,441
U.S. Treasury Notes	—	359,512,538	—	359,512,538
Yankee Dollars	—	6,927,302	—	6,927,302

Total Assets	$15,792,446	$1,199,905,827	$—	$1,215,698,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Bond Index Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
U.S. Government Mortgage Backed Agencies	$—	$(31,183,398)	$—	$(31,183,398)

Total Liabilities	$—	$(31,183,398)	$—	$(31,183,398)

Total	$15,792,446	$1,168,722,429	$—	$1,184,514,875

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 24.5%

	Principal Amount	Market Value
Automobile 14.4%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$750,000	$759,714
Series 2012-2, Class A2, 0.56%, 10/15/14	805,887	806,478
Series 2012-4, Class A3, 0.59%, 01/17/17	1,245,000	1,244,064
Series 2012-SN1, Class A3, 0.57%, 08/20/15	600,000	600,286
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	735,000	736,030
Series 2012-5, Class A2, 0.51%, 01/08/16	385,000	384,966
Bank of America Auto Trust Series 2009-3A, Class A4, 2.67%, 12/15/16 (a)	326,236	328,478
Series 2010-1A, Class A4, 2.18%, 02/15/17 (a)	1,178,605	1,183,948
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	2,500,000	2,499,285
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	2,000,000	2,006,040
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,000,000	999,280
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	1,969,975	1,986,370
Series 2012-B, Class A2, 0.57%, 01/15/15	695,884	696,482
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.68%, 04/15/17	295,000	295,731
Honda Auto Receivables Owner Trust Series 2010-2, Class A3, 1.34%, 03/18/14	214,797	215,230
Series 2011-3, Class A2, 0.67%, 04/21/14	463,390	463,784
Series 2012-2, Class A2, 0.56%, 11/17/14	1,067,142	1,068,406
Series 2012-3, Class A3, 0.56%, 05/15/16	1,000,000	1,000,614
Huntington Auto Trust Series 2012-1, Class A2, 0.54%, 11/17/14	951,352	951,958
Series 2012-2, Class A3, 0.51%, 04/17/17	2,000,000	1,997,712
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	398,998	404,532
Series 2011-B, Class A4, 1.65%, 02/15/17	1,250,000	1,273,245
Series 2012-A, Class A3, 0.72%, 03/15/16	435,000	436,247
Series 2012-B, Class A3, 0.62%, 09/15/16	1,000,000	1,001,232
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3, 1.42%, 08/15/14	507,358	508,798
Series 2011-1, Class A4, 1.22%, 12/15/17	2,000,000	2,019,786
Series 2012-1, Class A3, 0.47%, 10/17/16	1,025,000	1,023,988
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,400,000	1,402,027
Nissan Auto Receivables Owner Trust Series 2009-A, Class A4, 4.74%, 08/17/15	6,115	6,125
Series 2012-A, Class A3, 0.73%, 05/16/16	275,000	276,230
Series 2012-B, Class A3, 0.46%, 10/17/16	1,400,000	1,398,813
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	2,415,000	2,434,767
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	940,000	939,795
Toyota Auto Receivables Owner Trust Series 2011-A, Class A3, 0.98%, 10/15/14	280,633	281,240
Series 2012-A, Class A3, 0.75%, 02/16/16	675,000	677,645
Series 2012-B, Class A3, 0.46%, 07/15/16	1,435,000	1,433,705
USAA Auto Owner Trust Series 2009-2, Class A4, 2.53%, 07/15/15	854,697	858,024
Series 2010-1, Class A4, 2.14%, 09/15/15	847,535	852,450
Series 2012-1, Class A3, 0.43%, 08/15/16	575,000	574,508
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4, 2.14%, 08/22/16	667,743	672,603
Series 2011-1, Class A4, 1.98%, 09/20/17	1,000,000	1,022,930
World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, 05/15/15	1,280,505	1,291,422

		41,014,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Credit Card 3.5%
American Express Credit Account Master Trust Series 2011-1, Class A, 0.38%, 04/17/17(b)	$2,300,000	$2,304,945
Series 2012-2, Class A, 0.68%, 03/15/18	1,450,000	1,453,396
BA Credit Card Trust, Series 2006-A7, Class A7, 0.25%, 12/15/16(b)	2,000,000	1,999,594
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, 02/15/16	1,940,000	1,959,194
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	2,360,000	2,406,950

		10,124,079

Other 6.6%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	151,780	155,617
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,809,772	1,835,769
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A3, 5.09%, 08/01/15	1,881,727	1,926,124
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	400,000	400,100
Series 2012-C, Class A3, 0.57%, 12/15/17	780,000	779,478
Consumers Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	176,179	177,982
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	270,787	272,160
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,472,129	1,650,079
GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 07/14/14(a)	100,381	100,396
Series 2012-1, Class A3, 0.60%, 05/23/16	605,000	605,309
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	1,429,222	1,431,946
John Deere Owner Trust Series 2011-A, Class A3, 1.29%, 01/15/16	1,221,384	1,227,377
Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	2,000,064
Massachusetts RRB Special Purpose Trust Series 2001-1, Class A, 6.53%, 06/01/15	380,106	382,073
Series 2005-1, Class A4, 4.40%, 03/15/15	300,426	301,901
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	251,158	251,608
Series 2003-1, Class A4, 5.42%, 08/15/17	485,000	515,523
Series 2004-1, Class A3, 5.29%, 05/15/18	774,929	842,698
PSE&G Transition Funding LLC Series 2001-1, Class A6, 6.61%, 06/15/15	823,921	836,714
Series 2001-1, Class A7, 6.75%, 06/15/16	1,170,000	1,243,745
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	1,885,000	1,890,906

		18,827,569

Total Asset-Backed Securities (cost $70,247,285)		69,966,616

Collateralized Mortgage Obligations 19.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3574, Class AC, 1.85%, 08/15/14	226,043	226,646
Series 3573, Class LC, 1.85%, 08/15/14	268,272	269,241
Series 3610, Class AB, 1.40%, 12/15/14	205,277	205,718
Series 3612, Class AE, 1.40%, 12/15/14	375,488	376,558
Series 3555, Class JA, 4.00%, 12/15/14	106,578	106,954
Series 3865, Class DA, 1.25%, 12/15/16	255,080	256,208
Series 3818, Class UA, 1.35%, 02/15/17	771,227	776,050
Series 3827, Class CA, 1.50%, 04/15/17	809,599	816,517
Series 3758, Class CD, 1.50%, 08/15/17	948,743	955,565
Series 2628, Class DQ, 3.00%, 11/15/17	384,564	389,087
Series 2628, Class GQ, 3.14%, 11/15/17	480,705	486,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (contiuned)
Series 2629, Class AN, 3.50%, 01/15/18	$555,312	$569,123
Series 2629, Class AM, 4.00%, 01/15/18	285,589	291,915
Series 2555, Class B, 4.25%, 01/15/18	388,066	406,788
Series 2786, Class PD, 4.50%, 01/15/18	308,321	309,800
Series 3840, Class BA, 2.00%, 02/15/18	1,279,058	1,303,811
Series 2643, Class NT, 4.50%, 03/15/18	458,502	469,657
Series 2613, Class PA, 3.25%, 05/15/18	31,156	31,178
Series 2836, Class PX, 4.00%, 05/15/18	318,548	323,430
Series 3728, Class CA, 1.50%, 10/15/18	998,946	1,011,335
Series 3916, Class CD, 2.00%, 10/15/18	539,521	552,692
Series 3831, Class CG, 3.00%, 10/15/18	342,355	354,392
Series 3772, Class HC, 3.00%, 10/15/18	1,688,978	1,748,395
Series 3756, Class DA, 1.20%, 11/15/18	2,306,317	2,321,582
Series 3636, Class EB, 2.00%, 11/15/18	343,944	350,736
Series 2877, Class GP, 4.00%, 11/15/18	246,489	249,369
Series 3649, Class EA, 2.25%, 12/15/18	710,560	727,589
Series 3659, Class DE, 2.00%, 03/15/19	610,936	624,541
Series 2838, Class FB, 0.51%, 08/15/19(b)	335,739	336,563
Series 3683, Class AD, 2.25%, 06/15/20	340,462	346,411
Series 3846, Class CK, 1.50%, 09/15/20	1,626,945	1,641,021
Series 3815, Class BD, 3.00%, 10/15/20	1,816,686	1,889,371
Series 3799, Class GK, 2.75%, 01/15/21	420,374	431,121
Series 3815, Class DE, 3.00%, 10/15/21	1,030,086	1,059,955
Series 3609, Class LC, 3.50%, 12/15/24	1,072,945	1,125,285
Series 3639, Class AB, 2.75%, 02/15/25	768,543	796,495
Series 3773, Class AL, 3.25%, 06/15/25	2,036,146	2,107,977
Series 3845, Class ME, 3.00%, 09/15/25	813,789	837,384
Series 2071, Class F, 0.71%, 07/15/28(b)	975,368	979,164
Series 3919, Class AF, 0.56%, 03/15/30(b)	444,658	446,070
Series 2763, Class FA, 0.56%, 04/15/32(b)	1,076,459	1,077,378
Series 2763, Class FC, 0.56%, 04/15/32(b)	1,620,476	1,621,860
Series 3267, Class FB, 0.46%, 11/15/36(b)	2,288,665	2,288,738
Federal National Mortgage Association REMICS Series 2003-113, Class PD, 4.00%, 02/25/17	25,409	25,399
Series 2002-7, Class QG, 5.50%, 03/25/17	253,371	268,936
Series 2002-16, Class XU, 5.50%, 04/25/17	931,912	983,745
Series 2003-122, Class OK, 4.00%, 06/25/17	15,276	15,269
Series 2003-49, Class TK, 3.50%, 03/25/18	559,283	579,973
Series 2003-59, Class GC, 4.50%, 03/25/18	341,196	348,965
Series 2003-35, Class FY, 0.60%, 05/25/18(b)	465,015	467,450
Series 2011-69, Class AB, 1.50%, 05/25/18	1,247,498	1,260,850
Series 2004-76, Class CW, 4.00%, 05/25/18	291,490	292,314
Series 2003-57, Class NB, 3.00%, 06/25/18	58,660	60,718
Series 2010-30, Class DB, 2.00%, 08/25/18	698,796	711,716
Series 2003-120, Class BL, 3.50%, 12/25/18	859,736	903,524
Series 2008-15, Class JM, 4.00%, 02/25/19	229,816	235,606
Series 2008-18, Class MD, 4.00%, 03/25/19	638,474	675,576
Series 2004-101, Class BG, 5.00%, 01/25/20	1,055,710	1,122,524
Series 2010-60, Class D, 2.50%, 06/25/20	606,706	623,481
Series 2008-75, Class DA, 4.50%, 03/25/21	168,028	168,046
Series 2007-36, Class AB, 5.00%, 11/25/21	688,283	726,477
Series 2008-15, Class EL, 4.25%, 06/25/22	812,600	837,169
Series 2011-79, Class HD, 2.00%, 12/25/22	1,778,180	1,821,075
Series 2009-88, Class EA, 4.50%, 05/25/23	369,476	376,935
Series 2009-44, Class A, 4.50%, 12/25/23	324,043	337,002
Series 2009-76, Class MA, 4.00%, 09/25/24	640,471	669,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2005-110, Class GJ, 5.50%, 11/25/30	$58,300	$58,717
Series 2003-86, Class OE, 5.00%, 03/25/32	385,390	394,375
Series 2003-14, Class AN, 3.50%, 03/25/33	111,889	119,706
Series 2004-60, Class FW, 0.65%, 04/25/34(b)	1,971,540	1,979,880
Series 2006-27, Class BF, 0.50%, 04/25/36(b)	1,925,984	1,928,017
Series 2010-41, Class AP, 4.50%, 09/25/38	284,330	290,714
Series 2009-34, Class GA, 4.00%, 05/25/39	818,056	872,137
Government National Mortgage Association Series 2004-48, Class F, 0.61%, 11/16/30(b)	280,427	280,745
Series 2009-25, Class BH, 4.25%, 01/20/35	884,343	929,538
Series 2005-54, Class CM, 4.75%, 07/20/35	365,047	367,579
Series 2010-67, Class DA, 2.50%, 04/20/36	655,146	667,909
Series 2009-57, Class BA, 2.25%, 06/16/39	235,002	238,315
Series 2009-81, Class WA, 2.00%, 08/20/39	496,248	498,044

Total Collateralized Mortgage Obligations (cost $55,593,435)		55,634,272

Commercial Mortgage Backed Securities 7.5%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	92,126	92,325
Series 2005-3, Class A2, 4.50%, 07/10/43	367,963	368,700
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	384,065	398,844
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1 0.69%, 09/10/45	1,037,572	1,035,486
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	884,824	892,131
Series 2012-CR2, Class A1, 0.82%, 08/15/45	741,610	742,637
Series 2012-CR3, Class A1, 0.67%, 11/15/45	672,291	670,954
Series 2012-LC4, Class A1, 1.16%, 12/10/44	250,295	252,265
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	224,907	225,151
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35(a)(b)	1,911,387	1,912,059
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1 1.14%, 05/10/45	1,813,996	1,830,574
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	607,801	609,312
Series 2012-C8, Class A1, 0.71%, 10/15/45	1,086,779	1,085,580
Series 2012-CBX, Class A1, 0.96%, 06/15/45	792,988	797,041
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	621,539	623,709
Series 2012-C6, Class A1, 0.66%, 11/15/45	672,270	671,069
Morgan Stanley Capital I, Inc., Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	30,666	30,656
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1 0.73%, 08/10/49	1,887,545	1,884,818
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	81,765	81,732
Series 2005-C17, Class APB, 5.04%, 03/15/42	565,438	570,947
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	741,132	743,430
Series 2006-C23, Class A4, 5.42%, 01/15/45(b)	2,619,602	2,892,866
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1 0.69%, 10/15/45	1,911,591	1,909,750
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	223,865	224,423
Series 2012-C9, Class A1, 0.67%, 11/15/45	961,489	959,905

Total Commercial Mortgage Backed Securities (cost $21,598,294)		$21,506,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds 35.5%

	Principal Amount	Market Value

Aerospace & Defense 0.2%
United Technologies Corp., 0.81%, 06/01/15(b)	$620,000	$625,806

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13	400,000	401,124
Coca-Cola Co. (The), 3.63%, 03/15/14	1,150,000	1,190,288
Heineken NV, 0.80%, 10/01/15(a)	580,000	580,608
PepsiCo, Inc., 3.75%, 03/01/14	900,000	931,434
SABMiller PLC, 5.50%, 08/15/13(a)	560,000	574,760

		3,678,214

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The) 5.15%, 01/15/14	1,925,000	2,005,288
3.30%, 05/03/15	825,000	858,945
Morgan Stanley 5.30%, 03/01/13	1,230,000	1,234,244
0.61%, 01/09/14(b)	1,100,000	1,095,407
2.88%, 01/24/14	425,000	432,797
6.00%, 05/13/14	100,000	106,001
UBS AG, 2.25%, 08/12/13	1,250,000	1,261,654

		6,994,336

Chemicals 0.7%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	730,000	730,000
Dow Chemical Co. (The), 5.90%, 02/15/15	515,000	567,174
Ecolab, Inc., 1.00%, 08/09/15	560,000	562,779

		1,859,953

Commercial Banks 5.5%
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	1,080,000	1,079,418
Bank of Nova Scotia 2.38%, 12/17/13	265,000	269,758
0.75%, 10/09/15	310,000	309,508
BNP Paribas SA, 0.71%, 04/08/13(b)	2,500,000	2,501,495
Canadian Imperial Bank of Commerce 1.45%, 09/13/13	500,000	503,369
0.90%, 10/01/15	105,000	105,055
Credit Suisse, 5.50%, 05/01/14	1,225,000	1,298,965
Royal Bank of Canada, 2.10%, 07/29/13	2,000,000	2,017,500
US Bancorp, 2.00%, 06/14/13	2,000,000	2,012,448
Wells Fargo & Co., 1.23%, 06/26/15(b)	3,505,000	3,549,058
Westpac Banking Corp. 0.86%, 04/08/13(a)(b)	540,000	540,673
1.13%, 09/25/15	1,460,000	1,470,833

		15,658,080

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	1,375,000	1,393,454

Computers & Peripherals 1.0%
Hewlett-Packard Co. 4.50%, 03/01/13	2,500,000	2,506,630
1.25%, 09/13/13	400,000	400,023

		2,906,653

Consumer Finance 3.4%
American Express Co., 4.88%, 07/15/13	632,000	644,529
American Express Credit Corp. 5.88%, 05/02/13	1,467,000	1,486,542
Series C, 7.30%, 08/20/13	400,000	414,835
1.75%, 06/12/15	30,000	30,557
American Honda Finance Corp. 0.76%, 05/08/14(a)(b)	360,000	361,677
0.71%, 06/18/14(a)(b)	345,000	346,020
1.00%, 08/11/15(a)	515,000	517,651
Capital One Financial Corp., 0.95%, 11/06/15(b)	525,000	526,141
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	2,775,000	2,880,417
John Deere Capital Corp. 4.90%, 09/09/13	500,000	513,624
0.45%, 04/25/14(b)	350,000	350,427
PACCAR Financial Corp., 0.56%, 06/05/14(b)	700,000	701,320
Toyota Motor Credit Corp., 1.38%, 08/12/13	1,000,000	1,005,635

		9,779,375

Diversified Financial Services 5.8%
Bank of America Corp. 4.90%, 05/01/13	1,975,000	1,995,570
7.38%, 05/15/14	210,000	226,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
4.50%, 04/01/15	$455,000	$484,338
3.70%, 09/01/15	160,000	168,765
Citigroup, Inc. 5.85%, 07/02/13	1,775,000	1,810,819
6.50%, 08/19/13	609,000	627,886
6.00%, 12/13/13	599,000	625,889
2.25%, 08/07/15	1,000,000	1,023,344
General Electric Capital Corp. 1.88%, 09/16/13	1,350,000	1,363,073
1.34%, 07/02/15(b)	1,335,000	1,351,247
1.63%, 07/02/15	800,000	813,209
2.25%, 11/09/15	335,000	346,374
0.91%, 12/11/15(b)	480,000	481,357
Harley-Davidson Financial Services, Inc. 1.15%, 09/15/15(a)	150,000	150,501
3.88%, 03/15/16(a)	640,000	683,324
JPMorgan Chase & Co. 2.05%, 01/24/14	1,650,000	1,675,854
3.70%, 01/20/15	2,500,000	2,634,070

		16,462,121

Diversified Telecommunication Services 1.4%
AT&T, Inc., 5.10%, 09/15/14	2,380,000	2,547,059
Verizon Communications, Inc., 5.25%, 04/15/13	1,500,000	1,514,256

		4,061,315

Electric Utilities 1.3%
AEP Texas Central Transition Funding LLC Series A-2, 4.98%, 07/01/13	119,770	122,080
Series A-3, 5.09%, 07/01/15	3,000,000	3,177,060
Alabama Power Co., 0.55%, 10/15/15	305,000	304,674
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	75,000	75,602

		3,679,416

Food & Staples Retailing 0.8%
Walgreen Co., 1.00%, 03/13/15	845,000	845,472
Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,550,000	1,561,856

		2,407,328

Food Products 0.2%
Campbell Soup Co., 0.61%, 08/01/14(b)	590,000	591,926

Gas Utilities 0.8%
Enterprise Products Operating LLC Series M, 5.65%, 04/01/13	1,000,000	1,007,112
Series G, 5.60%, 10/15/14	420,000	453,188
1.25%, 08/13/15	940,000	947,246

		2,407,546

Health Care Equipment & Supplies 0.4%
Medtronic, Inc., 4.50%, 03/15/14	1,200,000	1,252,291

Health Care Providers & Services 1.3%
Baxter International, Inc., 1.80%, 03/15/13	2,000,000	2,003,170
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,080,000	1,083,076
WellPoint, Inc., 1.25%, 09/10/15	530,000	533,891

		3,620,137

Household Products 0.1%
Kimberly-Clark Corp., 5.00%, 08/15/13	400,000	409,885

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	390,000	390,618

Insurance 1.6%
Berkshire Hathaway, Inc., Series 1, 2.13%, 02/11/13	1,220,000	1,220,366
Metropolitan Life Global Funding I, 5.13%, 04/10/13 (a)	2,000,000	2,017,152
Prudential Financial, Inc. 4.75%, 04/01/14	635,000	664,089
4.75%, 09/17/15	670,000	731,808

		4,633,415

Media 2.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	1,425,000	1,514,938
NBCUniversal Media LLC 2.10%, 04/01/14	1,660,000	1,686,500
3.65%, 04/30/15	850,000	900,455
Time Warner Cable, Inc. 6.20%, 07/01/13	1,500,000	1,533,588
8.25%, 02/14/14	1,190,000	1,280,828

		6,916,309

Metals & Mining 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	510,000	539,586
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	430,000	473,391

		1,012,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Office Electronics 0.8%
Xerox Corp., 8.25%, 05/15/14	$1,987,000	$2,157,107

Oil, Gas & Consumable Fuels 0.9%
Apache Corp., 5.25%, 04/15/13	355,000	358,228
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	815,000	873,629
Occidental Petroleum Corp., 1.45%, 12/13/13	1,175,000	1,186,757
Phillips 66, 1.95%, 03/05/15	175,000	178,492

		2,597,106

Pharmaceuticals 1.7%
AbbVie, Inc., 1.07%, 11/06/15(a)(b)	1,475,000	1,497,570
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	2,540,000	2,572,703
Novartis Capital Corp., 1.90%, 04/24/13	650,000	652,386

		4,722,659

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	1,225,000	1,281,177

Total Corporate Bonds (cost $101,213,858)		101,499,204

Municipal Bond 0.9%

	Principal Amount	Market Value
Louisiana 0.9%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	2,347,445	2,568,950

Total Municipal Bond (cost $2,586,655)		2,568,950

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	5,624	5,845
Pool# B17493 4.00%, 12/01/14	356,392	363,030
Pool# E00991 6.00%, 07/01/16	13,117	14,074
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	17,391	18,462
Pool# 254089 6.00%, 12/01/16	30,323	32,190
Pool# 545415 6.00%, 01/01/17	26,028	27,632
Pool# 254195 5.50%, 02/01/17	58,425	62,551
Pool# 625178 5.50%, 02/01/17	50,005	53,536

Total U.S. Government Mortgage Backed Agencies (cost $562,281)		577,320

U.S. Government Sponsored & Agency Obligations 6.2%

	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	350,000	350,817
1.88%, 06/21/13	2,200,000	2,214,920
0.50%, 12/13/13	2,500,000	2,504,758
Federal Home Loan Mortgage Corp. 3.75%, 06/28/13	2,500,000	2,537,657
4.13%, 09/27/13	2,500,000	2,564,918
Federal National Mortgage Association 1.75%, 05/07/13	2,500,000	2,510,390
1.25%, 08/20/13	2,500,000	2,514,575
1.00%, 09/23/13	2,500,000	2,512,873

Total U.S. Government Sponsored & Agency Obligations (cost $17,692,965)		17,710,908

U.S. Treasury Note 0.9%

	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 07/15/13	2,515,000	2,525,118

Total U.S. Treasury Note (cost $2,523,998)		2,525,118

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Mutual Fund 4.5%

	Shares	Market Value
Money Market Fund 4.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (c)	12,812,522	$12,812,522

Total Mutual Fund (cost $12,812,522)		12,812,522

Total Investments (cost $284,831,293)(d) — 99.6%		284,801,274
Other assets in excess of liabilities — 0.4%		1,100,802

NET ASSETS — 100.0%		$285,902,076

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $16,060,285 which represents 5.62% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2013.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $284,831,293, tax unrealized appreciation and depreciation were $631,750 and $(661,769), respectively.

AG	Stock Corporation
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$69,966,616	$—	$69,966,616
Collateralized Mortgage Obligations	—	55,634,272	—	55,634,272
Commercial Mortgage Backed Securities	—	21,506,364	—	21,506,364
Corporate Bonds	—	101,499,204	—	101,499,204
Municipal Bond	—	2,568,950	—	2,568,950
Mutual Fund	12,812,522	—	—	12,812,522
U.S. Government Mortgage Backed Agencies	—	577,320	—	577,320
U.S. Government Sponsored & Agency Obligations	—	17,710,908	—	17,710,908
U.S. Treasury Note	—	2,525,118	—	2,525,118

Total	$12,812,522	$271,988,752	$—	$284,801,274

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 3.4%
Bombardier, Inc., Class B	930,100	$3,646,171
United Technologies Corp.	225,750	19,768,928

		23,415,099

Auto Components 0.9%
BorgWarner, Inc.*	84,000	6,231,120

Beverages 2.6%
PepsiCo, Inc.	248,350	18,092,297

Biotechnology 0.6%
Gilead Sciences, Inc.*	103,800	4,094,910

Capital Markets 3.2%
Charles Schwab Corp. (The)	706,510	11,678,611
Morgan Stanley	286,325	6,542,526
State Street Corp.	67,900	3,778,635

		21,999,772

Chemicals 3.5%
Air Products & Chemicals, Inc.	39,385	3,443,431
Monsanto Co.	42,300	4,287,105
Potash Corp. of Saskatchewan, Inc.	174,800	7,429,000
Praxair, Inc.	83,200	9,182,784

		24,342,320

Commercial Banks 3.9%
PNC Financial Services Group, Inc.	118,245	7,307,541
Royal Bank of Canada	93,800	5,842,045
Wells Fargo & Co.	400,595	13,952,724

		27,102,310

Communications Equipment 4.1%
Cisco Systems, Inc.	682,726	14,043,674
Juniper Networks, Inc.*	157,390	3,522,388
QUALCOMM, Inc.	164,900	10,888,347

		28,454,409

Computers & Peripherals 1.8%
Apple, Inc.	7,204	3,280,053
EMC Corp.*	377,900	9,300,119

		12,580,172

Diversified Financial Services 5.1%
Citigroup, Inc.	222,755	9,391,351
IntercontinentalExchange, Inc.*	52,100	7,228,875
JPMorgan Chase & Co.	399,101	18,777,702

		35,397,928

Diversified Telecommunication Services 1.2%
TELUS Corp.	90,149	6,090,978
TELUS Corp., Non-Voting Shares, Class A	31,619	2,127,326

		8,218,304

Electrical Equipment 0.9%
Emerson Electric Co.	110,100	6,303,225

Energy Equipment & Services 2.0%
National Oilwell Varco, Inc.	104,600	7,755,044
Schlumberger Ltd.	73,800	5,760,090

		13,515,134

Food & Staples Retailing 2.3%
CVS Caremark Corp.	194,060	9,935,872
Sysco Corp.	190,840	6,062,987

		15,998,859

Food Products 4.6%
ConAgra Foods, Inc.	200,560	6,556,307
General Mills, Inc.	155,935	6,539,914
Kellogg Co.	128,200	7,499,700
Kraft Foods Group, Inc.	235,633	10,890,957

		31,486,878

Health Care Equipment & Supplies 5.2%
Abbott Laboratories	140,250	4,751,670
Baxter International, Inc.	211,650	14,358,336
Boston Scientific Corp.*	690,895	5,160,986
Medtronic, Inc.	248,595	11,584,527

		35,855,519

Health Care Providers & Services 2.5%
Aetna, Inc.	119,457	5,761,411
Quest Diagnostics, Inc.	201,575	11,681,271

		17,442,682

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	65,025	6,196,232
Starwood Hotels & Resorts Worldwide, Inc.	93,600	5,747,976

		11,944,208

Household Products 4.2%
Kimberly-Clark Corp.	88,875	7,955,201
Procter & Gamble Co. (The)	277,460	20,853,894

		28,809,095

Industrial Conglomerates 0.9%
3M Co.	65,045	6,540,275

Information Technology Services 3.8%
Alliance Data Systems Corp.*	35,900	5,657,840
Cognizant Technology Solutions Corp., Class A*	77,600	6,066,768
International Business Machines Corp.	30,550	6,203,788
Visa, Inc., Class A	50,400	7,958,664

		25,887,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 6.6%
Aflac, Inc.	158,500	$8,410,010
American International Group, Inc.*	255,030	9,647,785
Chubb Corp. (The)	83,125	6,675,769
Hartford Financial Services Group, Inc.	393,380	9,755,824
Progressive Corp. (The)	213,240	4,795,767
Prudential Financial, Inc.	107,800	6,239,464

		45,524,619

Machinery 3.7%
Deere & Co.	72,267	6,797,434
Dover Corp.	93,335	6,456,915
Illinois Tool Works, Inc.	87,955	5,526,213
Parker Hannifin Corp.	73,285	6,813,306

		25,593,868

Media 2.8%
Comcast Corp., Class A	332,510	12,661,981
Walt Disney Co. (The)	120,615	6,498,736

		19,160,717

Multiline Retail 1.0%
Target Corp.	117,200	7,080,052

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	120,395	10,084,285
Chevron Corp.	77,500	8,924,125
Devon Energy Corp.	137,945	7,889,075
EOG Resources, Inc.	97,705	12,211,171
Exxon Mobil Corp.	78,400	7,053,648
HollyFrontier Corp.	32,570	1,700,805
Occidental Petroleum Corp.	130,025	11,477,307

		59,340,416

Pharmaceuticals 6.6%
Johnson & Johnson	283,545	20,959,646
Merck & Co., Inc.	141,985	6,140,851
Pfizer, Inc.	680,317	18,559,048

		45,659,545

Road & Rail 1.1%
Canadian National Railway Co.	79,500	7,604,970

Semiconductors & Semiconductor Equipment 0.5%
Linear Technology Corp.	86,790	3,178,250

Software 3.5%
Microsoft Corp.	260,350	7,151,814
Oracle Corp.	323,700	11,494,587
Solera Holdings, Inc.	101,097	5,541,127

		24,187,528

Specialty Retail 3.2%
Staples, Inc.	560,819	7,559,840
TJX Cos., Inc.	321,385	14,520,174

		22,080,014

Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., Class B	86,360	4,667,758
VF Corp.	38,525	5,685,520

		10,353,278

Tobacco 1.3%
Philip Morris International, Inc.	103,200	9,098,112

Total Common Stocks (cost $563,891,010)		682,572,945

Mutual Fund 0.8%

	Shares	Market Value

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (a)	5,347,815	5,347,815

Total Mutual Fund (cost $5,347,815)		5,347,815

Total Investments (cost $569,238,825) (b) — 99.6%		687,920,760
Other assets in excess of liabilities — 0.4%		2,499,583

NET ASSETS — 100.0%		$690,420,343

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2013.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $573,517,524, tax unrealized appreciation and depreciation were $119,866,807 and $(5,463,571), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no significant transfers between Levels 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 3.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$794,167	$903,987
Series 2296, Class H, 6.50%, 03/15/31	49,987	57,481
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	3,932	4,469
Series 1990-7, Class B, 8.50%, 01/25/20	12,723	14,381
Series 1993-16, Class Z, 7.50%, 02/25/23	54,026	62,036
Series 1993-226, Class PK, 6.00%, 12/25/23	405,904	447,378
Series 2003-66, Class AP, 3.50%, 11/25/32	613,207	629,067
Series 1998-73, Class MZ, 6.30%, 10/17/38	1,319,589	1,435,292

Total Collateralized Mortgage Obligations (cost $3,274,961)		3,554,091

Sovereign Bond 7.0%

	Principal Amount	Market Value
ISRAEL 7.0%
Israel Government AID Bond, 5.50%, 12/04/23	6,000,000	7,761,156

Total Sovereign Bond (cost $7,427,793)		7,761,156

U.S. Government Mortgage Backed Agencies 40.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 02/15/43	18,000,000	18,916,875
Federal National Mortgage Association Pool
Pool# 383142 7.11%, 10/01/15	943,675	944,203
Pool# MA0598 3.50%, 12/01/20	5,489,986	5,807,376
Pool# 874740 6.32%, 07/01/22	1,672,688	1,986,533
Pool# 874982 6.81%, 11/01/25	1,655,531	1,975,863
Pool# AK7645 2.50%, 03/01/27	7,431,972	7,703,704
Pool# 385258 6.65%, 07/01/27	1,170,726	1,358,748
Pool# 387114 5.62%, 09/01/34	1,107,800	1,267,510
Pool# 773298 2.40%, 04/01/35(a)	1,937,252	2,051,778
Pool# 813605 2.30%, 07/01/36(a)	660,541	705,932
Pool# 745769 2.64%, 07/01/36(a)	2,342,536	2,502,043

Total U.S. Government Mortgage Backed Agencies (cost $44,062,387)		45,220,565

U.S. Government Sponsored & Agency Obligations 36.8%

	Principal Amount	Market Value
Federal Home Loan Banks 1.63%, 06/14/19	4,000,000	4,062,972
5.37%, 09/09/24	2,615,000	3,349,033
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	6,000,000	6,027,090
Federal National Mortgage Association 8.20%, 03/10/16	5,000,000	6,176,650
2.25%, 03/15/16	10,000,000	10,539,520
1.25%, 01/30/17	6,000,000	6,118,218
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,656,633

Total U.S. Government Sponsored & Agency Obligations (cost $40,485,989)		40,930,116

U.S. Treasury Bond 2.6%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.00%, 05/15/42	3,000,000	2,917,500

Total U.S. Treasury Bond (cost $3,230,966)		2,917,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Government Bond Fund

U.S. Treasury Notes 6.7%

	Principal Amount	Market Value
U.S. Treasury Notes 1.38%, 02/28/19	$2,000,000	$2,027,032
2.63%, 08/15/20	5,000,000	5,403,905

Total U.S. Treasury Notes (cost $7,058,489)		7,430,937

Mutual Fund 26.1%

	Shares	Market Value
Money Market Fund 26.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (b)	29,106,629	29,106,629

Total Mutual Fund (cost $29,106,629)		29,106,629

Total Investments (cost $134,647,214) (c) — 123.0%		136,920,994
Liabilities in excess of other assets — (23.0)%		(25,595,225)

NET ASSETS — 100.0%		$111,325,769

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	At January 31, 2013, the tax basis cost of the Fund’s investments was $134,647,214, tax unrealized appreciation and depreciation were $2,705,312 and $(431,532), respectively.

AID	Agency for International Development
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$3,554,091	$—	$3,554,091
Mutual Fund	29,106,629	—	—	29,106,629
Sovereign Bond	—	7,761,156	—	7,761,156
U.S. Government Mortgage Backed Agencies	—	45,220,565	—	45,220,565
U.S. Government Sponsored & Agency Obligations	—	40,930,116	—	40,930,116
U.S. Treasury Bond	—	2,917,500	—	2,917,500
U.S. Treasury Notes	—	7,430,937	—	7,430,937

Total	$29,106,629	$107,814,365	$—	$136,920,994

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Growth Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 4.5%
B/E Aerospace, Inc.*	39,000	$2,008,110
Honeywell International, Inc.	51,300	3,500,712
Precision Castparts Corp.	13,610	2,496,074
Textron, Inc.	38,000	1,092,880

		9,097,776

Beverages 1.8%
Coca-Cola Co. (The)	97,160	3,618,238

Biotechnology 4.9%
Alexion Pharmaceuticals, Inc.*	32,500	3,054,675
Biogen Idec, Inc.*	19,000	2,965,520
Gilead Sciences, Inc.*	95,000	3,747,750

		9,767,945

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	14,750	2,122,967
Raymond James Financial, Inc.	48,100	2,146,703

		4,269,670

Chemicals 4.2%
CF Industries Holdings, Inc.	11,750	2,692,748
Eastman Chemical Co.	20,900	1,487,035
Monsanto Co.	41,500	4,206,025

		8,385,808

Commercial Banks 0.8%
Signature Bank*	21,000	1,552,530

Communications Equipment 5.2%
F5 Networks, Inc.*	11,000	1,153,680
Juniper Networks, Inc.*	77,150	1,726,617
Palo Alto Networks, Inc.*	24,000	1,328,640
QUALCOMM, Inc.	92,900	6,134,187

		10,343,124

Computers & Peripherals 8.5%
Apple, Inc.	28,500	12,976,335
EMC Corp.*	169,000	4,159,090

		17,135,425

Diversified Financial Services 1.8%
Citigroup, Inc.	39,790	1,677,546
IntercontinentalExchange, Inc.*	14,000	1,942,500

		3,620,046

Electrical Equipment 1.5%
AMETEK, Inc.	74,000	3,033,260

Energy Equipment & Services 1.8%
Schlumberger Ltd.	46,770	3,650,399

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	23,600	2,415,224
Whole Foods Market, Inc.	21,900	2,107,875

		4,523,099

Food Products 1.6%
Hershey Co. (The)	40,000	3,178,000

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	82,500	2,795,100
Intuitive Surgical, Inc.*	5,600	3,216,528

		6,011,628

Health Care Providers & Services 2.1%
Catamaran Corp.*	29,200	1,515,188
Express Scripts Holding Co.*	49,000	2,617,580

		4,132,768

Health Care Technology 0.8%
Cerner Corp.*	18,300	1,510,665

Hotels, Restaurants & Leisure 5.1%
Las Vegas Sands Corp.	55,590	3,071,348
Starbucks Corp.	57,600	3,232,512
Starwood Hotels & Resorts
Worldwide, Inc.	33,000	2,026,530
Yum! Brands, Inc.	30,500	1,980,670

		10,311,060

Household Durables 0.8%
Lennar Corp., Class A	36,000	1,495,440

Household Products 1.5%
Colgate-Palmolive Co.	27,260	2,926,906

Information Technology Services 3.5%
Cognizant Technology Solutions
Corp., Class A*	26,600	2,079,588
Visa, Inc., Class A	31,000	4,895,210

		6,974,798

Insurance 0.8%
Allstate Corp. (The)	35,000	1,536,500

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	10,500	2,787,750
Expedia, Inc.	23,000	1,500,750

		4,288,500

Internet Software & Services 8.9%
Akamai Technologies, Inc.*	43,940	1,788,797
eBay, Inc.*	84,600	4,731,678
Facebook, Inc., Class A*	113,000	3,499,610
Google, Inc., Class A*	10,420	7,874,290

		17,894,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)
	Shares	Market Value
Machinery 4.4%
Caterpillar, Inc.	28,500	$2,804,115
Cummins, Inc.	26,600	3,054,478
Deere & Co.	10,600	997,036
Parker Hannifin Corp.	20,100	1,868,697

		8,724,326

Media 2.6%
CBS Corp. Non-Voting Shares,
Class B	53,800	2,244,536
Comcast Corp., Class A	77,280	2,942,822

		5,187,358

Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp.	12,800	1,024,256
Cabot Oil & Gas Corp.	50,400	2,660,112
Concho Resources, Inc.*	33,100	3,019,382

		6,703,750

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	24,300	1,480,599

Pharmaceuticals 2.4%
Allergan, Inc.	29,000	3,045,290
Zoetis, Inc.*	66,000	1,716,000

		4,761,290

Professional Services 0.9%
Equifax, Inc.	32,000	1,878,400

Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	12,860	2,059,915

Road & Rail 1.3%
Union Pacific Corp.	20,000	2,629,200

Semiconductors & Semiconductor Equipment 2.9%
Broadcom Corp., Class A	75,000	2,433,750
Cavium, Inc.*	40,000	1,337,600
Maxim Integrated Products, Inc.	66,470	2,090,482

		5,861,832

Software 3.7%
Oracle Corp.	71,600	2,542,516
Salesforce.com, Inc.*	8,700	1,497,531
ServiceNow, Inc.*	27,500	762,300
TIBCO Software, Inc.*	110,000	2,578,400

		7,380,747

Specialty Retail 3.6%
AutoZone, Inc.*	5,650	2,088,805
GNC Holdings, Inc., Class A	28,500	1,024,290
Home Depot, Inc. (The)	60,100	4,021,892

		7,134,987

Textiles, Apparel & Luxury Goods 3.4%
Michael Kors Holdings Ltd.*	50,000	2,806,500
Ralph Lauren Corp.	12,510	2,082,665
VF Corp.	13,500	1,992,330

		6,881,495

Total Common Stocks (cost $179,481,967)		199,941,859

Mutual Fund 0.0%†
	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (a)	92,706	92,706

Total Mutual Fund (cost $92,706)		92,706

Total Investments (cost $179,574,673) (b) — 99.8%		200,034,565
Other assets in excess of liabilities — 0.2%		482,728

NET ASSETS — 100.0%		$200,517,293

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2013.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $180,910,151, tax unrealized appreciation and depreciation were $20,844,617 and $(1,720,203), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets

Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,097,776	$—	$—	$9,097,776
Beverages	3,618,238	—	—	3,618,238
Biotechnology	9,767,945	—	—	9,767,945
Capital Markets	4,269,670	—	—	4,269,670
Chemicals	8,385,808	—	—	8,385,808
Commercial Banks	1,552,530	—	—	1,552,530
Communications Equipment	10,343,124	—	—	10,343,124
Computers & Peripherals	17,135,425	—	—	17,135,425
Diversified Financial Services	3,620,046	—	—	3,620,046
Electrical Equipment	3,033,260	—	—	3,033,260
Energy Equipment & Services	3,650,399	—	—	3,650,399
Food & Staples Retailing	4,523,099	—	—	4,523,099
Food Products	3,178,000	—	—	3,178,000
Health Care Equipment & Supplies	6,011,628	—	—	6,011,628
Health Care Providers & Services	4,132,768	—	—	4,132,768
Health Care Technology	1,510,665	—	—	1,510,665
Hotels, Restaurants & Leisure	10,311,060	—	—	10,311,060
Household Durables	1,495,440	—	—	1,495,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Growth Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$2,926,906	$—	$—	$2,926,906
Information Technology Services	6,974,798	—	—	6,974,798
Insurance	1,536,500	—	—	1,536,500
Internet & Catalog Retail	4,288,500	—	—	4,288,500
Internet Software & Services	17,894,375	—	—	17,894,375
Machinery	8,724,326	—	—	8,724,326
Media	5,187,358	—	—	5,187,358
Oil, Gas & Consumable Fuels	6,703,750	—	—	6,703,750
Personal Products	1,480,599	—	—	1,480,599
Pharmaceuticals	3,045,290	1,716,000	—	4,761,290
Professional Services	1,878,400	—	—	1,878,400
Real Estate Investment Trusts (REITs)	2,059,915	—	—	2,059,915
Road & Rail	2,629,200	—	—	2,629,200
Semiconductors & Semiconductor Equipment	5,861,832	—	—	5,861,832
Software	7,380,747	—	—	7,380,747
Specialty Retail	7,134,987	—	—	7,134,987
Textiles, Apparel & Luxury Goods	6,881,495	—	—	6,881,495

Total Common Stocks	$198,225,859	$1,716,000	$—	$199,941,859

Mutual Fund	92,706	—	—	92,706

Total	$198,318,565	$1,716,000	$—	$200,034,565

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 96.2%
	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 07/15/14	$10,250,000	$13,280,722
1.88%, 07/15/15	11,750,000	15,282,816
0.13%, 04/15/16	21,000,000	23,242,850
0.13%, 04/15/17	21,000,000	22,910,513
1.13%, 01/15/21	18,500,000	22,785,922
0.63%, 07/15/21	19,700,000	22,803,174
0.13%, 07/15/22	20,000,000	21,632,021
2.38%, 01/15/25	13,300,000	21,695,832
3.63%, 04/15/28	8,350,000	18,570,922
3.88%, 04/15/29	1,800,000	4,105,121
2.13%, 02/15/41	9,650,000	14,574,510

Total U.S. Treasury Bonds (cost $203,194,987)		200,884,403

Mutual Fund 3.7%
	Shares	Market Value
Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (a)	7,677,006	7,677,006

Total Mutual Fund (cost $7,677,006)		7,677,006

Total Investments (cost $210,871,993) (b) — 99.9%		208,561,409
Other assets in excess of liabilities — 0.1%		251,587

NET ASSETS — 100.0%		$208,812,996

(a)	Represents 7-day effective yield as of January 31, 2013.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $210,871,993, tax unrealized appreciation and depreciation were $431,297 and $(2,741,881), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Fund	$7,677,006	$—	$—	$7,677,006
U.S. Treasury Bonds	—	200,884,403	—	200,884,403

Total	$7,677,006	$200,884,403	$—	$208,561,409

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.6%

	Shares	Market Value
AUSTRALIA 9.2%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	93,307	$514,349

Airlines 0.0%†
Qantas Airways Ltd.*	148,548	237,458

Beverages 0.1%
Coca-Cola Amatil Ltd.	82,174	1,185,969
Treasury Wine Estates Ltd.	91,860	455,904

		1,641,873

Biotechnology 0.3%
CSL Ltd.	72,502	4,150,245

Capital Markets 0.1%
Macquarie Group Ltd.	47,640	1,916,061

Chemicals 0.2%
Incitec Pivot Ltd.	230,903	778,649
Orica Ltd.	52,507	1,404,077

		2,182,726

Commercial Banks 3.0%
Australia & New Zealand Banking Group Ltd.	381,140	10,585,711
Bendigo and Adelaide Bank Ltd.(a)	58,393	561,715
Commonwealth Bank of Australia	226,444	15,233,897
National Australia Bank Ltd.	318,462	9,099,982
Westpac Banking Corp.	434,528	12,712,036

		48,193,341

Commercial Services & Supplies 0.1%
Brambles Ltd.	223,549	1,888,210

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	20,971	453,376

Construction Materials 0.0%†
Boral Ltd.(a)	112,933	579,003

Containers & Packaging 0.1%
Amcor Ltd.	173,590	1,520,655

Diversified Financial Services 0.1%
ASX Ltd.(a)	24,956	911,698

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	616,457	2,958,996

Electric Utilities 0.0%†
SP AusNet	238,266	286,028

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	29,376	774,595

Food & Staples Retailing 0.8%
Metcash Ltd.	126,683	503,372
Wesfarmers Ltd.	143,426	5,628,512
Woolworths Ltd.	175,408	5,714,389

		11,846,273

Gas Utilities 0.0%†
APA Group	117,425	706,581

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	669,341

Health Care Providers & Services 0.2%
Ramsay Health Care Ltd.	18,300	563,732
Sonic Healthcare Ltd.	52,565	749,049

		1,312,781

Hotels, Restaurants & Leisure 0.0%†
Crown Ltd.	55,808	674,314
Echo Entertainment Group Ltd.	107,945	404,355
Flight Centre Ltd.	7,812	247,689
Tabcorp Holdings Ltd.	99,954	318,120
Tatts Group Ltd.	200,689	681,154

		2,325,632

Information Technology Services 0.1%
Computershare Ltd.(a)	61,907	677,027

Insurance 0.5%
AMP Ltd.	416,183	2,310,295
Insurance Australia Group Ltd.	299,082	1,564,861
QBE Insurance Group Ltd.(a)	166,853	2,078,048
Suncorp Group Ltd.	184,986	2,050,212

		8,003,416

Metals & Mining 1.7%
Alumina Ltd.(a)	335,730	387,833
BHP Billiton Ltd.	458,588	18,037,193
Fortescue Metals Group Ltd.(a)	198,888	975,564
Iluka Resources Ltd.(a)	59,178	599,856
Newcrest Mining Ltd.	108,436	2,656,037
OZ Minerals Ltd.	41,487	300,867
Rio Tinto Ltd.	61,927	4,300,926

		27,258,276

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	81,377	166,641

Multi-Utilities 0.1%
AGL Energy Ltd.	77,239	1,242,001

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	20,190	409,677
Origin Energy Ltd.	156,636	2,057,759
Santos Ltd.	137,313	1,715,334
Whitehaven Coal Ltd.(a)	70,100	240,497
Woodside Petroleum Ltd.	93,561	3,465,726

		7,888,993

Professional Services 0.0%†
ALS Ltd.(a)	46,208	543,250

Real Estate Investment Trusts (REITs) 0.8%
BGP Holdings PLC*(b)	1,554,139	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
CFS Retail Property Trust Group	277,860	$579,933
Dexus Property Group	647,704	706,060
Federation Centres	173,865	422,444
Goodman Group	222,110	1,041,831
GPT Group	205,596	813,331
Mirvac Group	484,868	804,753
Stockland	322,852	1,160,900
Westfield Group	306,307	3,574,583
Westfield Retail Trust	417,460	1,398,045

		10,501,880

Real Estate Management & Development 0.1%
Lend Lease Group	76,413	826,002

Road & Rail 0.1%
Asciano Ltd.(a)	137,280	692,499
Aurizon Holdings Ltd.	244,559	1,013,416

		1,705,915

Transportation Infrastructure 0.1%
Sydney Airport	26,416	87,492
Transurban Group	188,882	1,202,153

		1,289,645

		145,172,268

AUSTRIA 0.2%
Commercial Banks 0.1%
Erste Group Bank AG*	30,547	1,027,875
Raiffeisen Bank International AG	7,081	318,019

		1,345,894

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	32,611	241,757

Electric Utilities 0.0%†
Verbund AG	9,093	193,766

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,793	306,070

Machinery 0.0%†
Andritz AG	10,214	671,967

Metals & Mining 0.0%†
Voestalpine AG	15,441	566,146

Oil, Gas & Consumable Fuels 0.1%
OMV AG	20,939	862,601

Real Estate Management & Development 0.0%†
Immofinanz AG*	132,637	581,066

		4,769,267

BELGIUM 1.3%

Beverages 0.6%
Anheuser-Busch InBev NV	114,223	10,050,320

Chemicals 0.1%
Solvay SA	8,536	1,341,125

Commercial Banks 0.1%
KBC Groep NV	33,177	1,306,062

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,551	964,059

Diversified Telecommunication Services 0.1%
Belgacom SA	21,466	654,871
Telenet Group Holding NV	7,753	365,467

		1,020,338

Food & Staples Retailing 0.0%†
Colruyt SA	10,638	515,733
Delhaize Group SA	14,290	677,454

		1,193,187

Insurance 0.1%
Ageas	33,392	1,102,946

Metals & Mining 0.1%
Umicore SA	16,334	849,844

Pharmaceuticals 0.1%
UCB SA	15,775	910,558

		18,738,439

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	284,166	225,119

DENMARK 1.2%
Beverages 0.1%
Carlsberg A/S, Class B	15,388	1,646,033

Chemicals 0.1%
Novozymes A/S, Class B	35,120	1,150,935

Commercial Banks 0.1%
Danske Bank A/S*	93,778	1,796,995

Diversified Telecommunication Services 0.0%†
TDC A/S	68,636	526,041

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	16,055	846,997
William Demant Holding A/S*	3,554	311,469

		1,158,466

Insurance 0.0%†
Tryg A/S	3,666	288,092

Marine 0.1%
AP Moeller—Maersk A/S, Class A	77	582,252
AP Moeller—Maersk A/S, Class B	190	1,515,675

		2,097,927

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	57,928	10,664,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Road & Rail 0.0%†
DSV A/S	26,704	$684,612

		20,013,188

FINLAND 0.7%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,662	673,447

Communications Equipment 0.1%
Nokia OYJ(a)	538,604	2,114,022

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,155	344,785

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,698	468,397

Electric Utilities 0.1%
Fortum OYJ	63,913	1,195,912

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,503	310,968

Insurance 0.1%
Sampo OYJ, Class A	60,254	2,163,022

Machinery 0.3%
Kone OYJ, Class B	22,394	1,847,395
Metso OYJ	18,125	810,468
Wartsila OYJ Abp	24,003	1,140,714

		3,798,577

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	19,502	311,252

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	76,005	542,053
UPM-Kymmene OYJ	75,379	921,665

		1,463,718

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	374,453

		13,218,553

FRANCE 9.1%
Aerospace & Defense 0.3%
European Aeronautic Defence and Space Co. NV	58,137	2,725,533
Safran SA	33,006	1,515,887
Thales SA	12,489	449,768
Zodiac Aerospace	4,712	515,872

		5,207,060

Auto Components 0.1%
Cie Generale des Etablissements Michelin	25,420	2,364,150

Automobiles 0.1%
Peugeot SA*(a)	31,332	244,201
Renault SA	27,651	1,666,646

		1,910,847

Beverages 0.2%
Pernod-Ricard SA	30,051	3,761,586
Remy Cointreau SA	3,053	389,623

		4,151,209

Building Products 0.1%
Compagnie de Saint-Gobain	55,588	2,287,396

Chemicals 0.4%
Air Liquide SA	44,532	5,685,509
Arkema SA	8,831	1,001,257

		6,686,766

Commercial Banks 1.0%
BNP Paribas SA	142,352	8,931,783
Credit Agricole SA*	143,823	1,421,666
Natixis	131,830	522,365
Societe Generale SA*	99,129	4,476,257

		15,352,071

Commercial Services & Supplies 0.1%
Edenred	23,971	768,150
Societe BIC SA	4,012	539,840

		1,307,990

Construction & Engineering 0.3%
Bouygues SA	26,778	759,797
Vinci SA	65,204	3,319,120

		4,078,917

Construction Materials 0.1%
Imerys SA	4,678	309,348
Lafarge SA	26,856	1,640,133

		1,949,481

Diversified Financial Services 0.0%†
Eurazeo	4,600	242,674
Wendel SA	4,594	498,421

		741,095

Diversified Telecommunication Services 0.4%
France Telecom SA	262,790	2,984,454
Iliad SA	3,172	587,898
Vivendi SA	183,192	3,923,163

		7,495,515

Electric Utilities 0.0%†
Electricite de France SA	34,190	656,364

Electrical Equipment 0.6%
Alstom SA	29,672	1,315,248
Legrand SA	34,106	1,547,292
Schneider Electric SA	74,259	5,649,455

		8,511,995

Energy Equipment & Services 0.1%
Compagnie Generale de
Geophysique-Veritas*	22,361	647,791
Technip SA	14,364	1,555,322

		2,203,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Food & Staples Retailing 0.3%
Carrefour SA	81,384	$2,320,266
Casino Guichard Perrachon SA	7,857	769,431

		3,089,697

Food Products 0.4%
Danone SA(a)	82,486	5,716,454

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA	28,461	2,901,024

Hotels, Restaurants & Leisure 0.2%
Accor SA	20,966	818,407
Sodexo	13,571	1,209,736

		2,028,143

Information Technology Services 0.1%
AtoS	7,629	557,626
Cap Gemini SA	21,199	1,021,593

		1,579,219

Insurance 0.3%
AXA SA	251,481	4,656,157
CNP Assurances	22,507	372,091
SCOR SE	22,902	659,365

		5,687,613

Machinery 0.1%
Vallourec SA	14,647	794,755

Media 0.1%
Eutelsat Communications SA	18,529	636,495
JCDecaux SA	10,343	288,892
Lagardere SCA	16,585	599,483
Publicis Groupe SA	25,432	1,664,218

		3,189,088

Multiline Retail 0.2%
PPR	10,868	2,337,333

Multi-Utilities 0.2%
GDF Suez	181,663	3,726,586
Suez Environnement Co.	38,998	515,705
Veolia Environnement SA	47,284	605,397

		4,847,688

Oil, Gas & Consumable Fuels 1.0%
Total SA	302,562	16,396,529

Personal Products 0.3%
L’Oreal SA	34,329	5,097,632

Pharmaceuticals 1.0%
Sanofi	169,081	16,483,056

Professional Services 0.1%
Bureau Veritas SA	7,780	931,205

Real Estate Investment Trusts (REITs) 0.2%
Fonciere des Regions	3,804	321,169
Gecina SA	3,031	343,313
ICADE	3,128	275,951
Klepierre	14,191	559,157
Unibail-Rodamco SE	13,013	3,073,302

		4,572,892

Software 0.1%
Dassault Systemes SA	8,759	973,935

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,847	1,370,291
LVMH Moet Hennessy Louis Vuitton SA	36,227	6,820,717

		8,191,008

Trading Companies & Distributors 0.0%†
Rexel SA	14,852	315,819

Transportation Infrastructure 0.0%†
Aeroports de Paris	4,472	368,606
Groupe Eurotunnel SA REG	78,776	669,860

		1,038,466

		151,075,525

GERMANY 8.6%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	128,696	3,022,024

Airlines 0.1%
Deutsche Lufthansa AG REG	32,226	640,124

Auto Components 0.1%
Continental AG	15,613	1,832,351

Automobiles 0.9%
Bayerische Motoren Werke AG	47,085	4,742,328
Daimler AG REG	128,509	7,479,499
Volkswagen AG	4,187	967,224

		13,189,051

Capital Markets 0.4%
Deutsche Bank AG REG	132,514	6,853,545

Chemicals 1.3%
BASF SE	130,636	13,230,891
K+S AG REG	24,787	1,117,380
Lanxess AG	11,978	1,011,779
Linde AG	26,344	4,801,801

		20,161,851

Commercial Banks 0.1%
Commerzbank AG*	523,383	1,145,990

Construction & Engineering 0.0%†
Hochtief AG*	4,090	266,898

Construction Materials 0.1%
HeidelbergCement AG	20,239	1,275,828

Diversified Financial Services 0.1%
Deutsche Boerse AG	27,745	1,826,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	400,252	$4,917,171

Food & Staples Retailing 0.0%†
Metro AG	18,165	560,990

Food Products 0.0%†
Suedzucker AG	9,226	394,644

Health Care Providers & Services 0.2%
Celesio AG	11,369	206,504
Fresenius Medical Care AG & Co. KGaA	29,612	2,087,318
Fresenius SE & Co. KGaA	17,816	2,166,838

		4,460,660

Household Products 0.1%
Henkel AG & Co. KGaA	18,692	1,386,558

Industrial Conglomerates 0.8%
Siemens AG REG	117,023	12,821,447

Insurance 1.0%
Allianz SE REG	64,722	9,260,885
Hannover Rueckversicherung AG REG	8,441	681,449
Muenchener Rueckversicherungs AG REG	25,512	4,685,420

		14,627,754

Internet Software & Services 0.0%†
United Internet AG REG	14,506	337,262

Machinery 0.2%
GEA Group AG	24,853	900,508
MAN SE	5,914	712,758

		1,613,266

Media 0.1%
Axel Springer AG	5,446	254,431
Kabel Deutschland Holding AG	12,344	1,000,222

		1,254,653

Metals & Mining 0.1%
Salzgitter AG	5,382	250,884
ThyssenKrupp AG*	55,521	1,347,732

		1,598,616

Multi-Utilities 0.5%
E.ON SE	256,968	4,468,223
RWE AG	69,432	2,610,764

		7,078,987

Personal Products 0.1%
Beiersdorf AG	14,510	1,273,445

Pharmaceuticals 0.8%
Bayer AG REG	117,619	11,606,962
Merck KGaA	9,301	1,293,140

		12,900,102

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	156,394	1,410,594

Software 0.7%
SAP AG	131,007	10,743,523

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	29,600	2,748,883
Hugo Boss AG	3,654	429,363

		3,178,246

Trading Companies & Distributors 0.1%
Brenntag AG	7,242	1,031,066

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport
Services Worldwide	4,937	299,238

		132,102,817

GREECE 0.0%†
Beverages 0.0%†
Coca Cola Hellenic Bottling Co. SA*	28,318	735,626

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	30,891	267,444

		1,003,070

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	194,671	808,614

HONG KONG 3.0%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	177,000	343,565

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	191,150	785,646
BOC Hong Kong Holdings Ltd.	532,600	1,837,843
Hang Seng Bank Ltd.	110,000	1,801,279
Wing Hang Bank Ltd.	26,500	277,849

		4,702,617

Distributors 0.1%
Li & Fung Ltd.	827,200	1,160,102

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	294,000	378,662
Hong Kong Exchanges and Clearing Ltd.	145,200	2,754,540

		3,133,202

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	319,000	297,354
PCCW Ltd.	548,000	242,295

		539,649

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	72,500	460,411
CLP Holdings Ltd.	254,500	2,162,581
Power Assets Holdings Ltd.	194,800	1,687,886

		4,310,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	734,558	$2,081,662

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.*(a)	298,000	1,342,844
MGM China Holdings Ltd.	129,600	306,464
Shangri-La Asia Ltd.	215,333	509,629
SJM Holdings Ltd.	270,000	737,093

		2,896,030

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	86,069	355,059
Hutchison Whampoa Ltd.	302,500	3,381,068
NWS Holdings Ltd.	213,500	381,002

		4,117,129

Insurance 0.4%
AIA Group Ltd.	1,538,400	6,119,937

Marine 0.0%†
Orient Overseas International Ltd.	33,938	237,772

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	325,551	1,692,526

Real Estate Management & Development 1.1%
Cheung Kong Holdings Ltd.	197,000	3,230,939
Hang Lung Properties Ltd.	322,000	1,215,941
Henderson Land Development Co., Ltd.	135,800	977,723
Hysan Development Co., Ltd.	91,673	461,603
Kerry Properties Ltd.	101,500	548,055
New World Development Co., Ltd.	519,018	954,597
Sino Land Co., Ltd.	418,200	781,908
Sun Hung Kai Properties Ltd.	222,700	3,658,699
Swire Pacific Ltd., Class A	98,000	1,257,864
Swire Properties Ltd.	166,000	607,917
Wharf Holdings Ltd.	218,270	1,928,062
Wheelock & Co., Ltd.	128,000	721,282

		16,344,590

Road & Rail 0.1%
MTR Corp., Ltd.	205,714	849,168

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	27,100	342,275

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	103,000	345,028

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	540,014	532,534

		49,748,664

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings PLC	26,414	197,031

Commercial Banks 0.0%†
Irish Bank Resolution Corp., Ltd.*(b)	122,522	0

Construction Materials 0.1%
CRH PLC	101,716	2,194,261
James Hardie Industries PLC, CDI	61,354	651,884

		2,846,145

Food Products 0.1%
Kerry Group PLC, Class A	21,490	1,127,773

Pharmaceuticals 0.3%
Elan Corp. PLC*	71,628	755,761
Shire PLC	79,441	2,657,479

		3,413,240

Professional Services 0.1%
Experian PLC	142,701	2,441,086

		10,025,275

ISRAEL 0.4%
Chemicals 0.1%
Israel Chemicals Ltd.	63,284	840,517
Israel Corp., Ltd. (The)	345	236,097

		1,076,614

Commercial Banks 0.0%†
Bank Hapoalim BM*	147,960	623,792
Bank Leumi Le-Israel BM*	174,122	581,809
Mizrahi Tefahot Bank Ltd.*	18,702	198,029

		1,403,630

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	284,327	333,207

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	150,188

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	134,441	5,108,423

Semiconductors & Semiconductor Equipment 0.0%†
Mellanox Technologies Ltd.*	4,954	251,611

Software 0.0%†
NICE Systems Ltd.*	7,901	290,350

		8,614,023

ITALY 2.4%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	356,937

Auto Components 0.0%†
Pirelli & C. SpA	34,045	417,578

Automobiles 0.0%†
Fiat SpA*	124,273	760,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Capital Markets 0.0%†
Mediobanca SpA	72,914	$536,675

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA*(a)	882,045	294,639
Banco Popolare Societa Cooperativa*	249,867	520,594
Intesa Sanpaolo SpA	1,423,499	2,901,589
Intesa Sanpaolo SpA - RSP	120,503	204,515
UniCredit SpA*	573,290	3,700,680
Unione di Banche Italiane SCPA	117,855	615,118

		8,237,135

Diversified Financial Services 0.0%†
Exor SpA	9,449	279,282

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,350,963	1,340,550
Telecom Italia SpA - RSP	857,384	732,481

		2,073,031

Electric Utilities 0.4%
Enel SpA	935,044	4,076,952
Terna Rete Elettrica Nazionale SpA	184,971	778,797

		4,855,749

Electrical Equipment 0.0%†
Prysmian SpA	28,793	615,346

Energy Equipment & Services 0.1%
Saipem SpA	38,064	1,080,812

Gas Utilities 0.1%
Snam SpA	241,330	1,219,600

Independent Power Producers & Energy Traders 0.1%
Enel Green Power SpA	248,339	512,065

Insurance 0.2%
Assicurazioni Generali SpA	165,354	3,165,465

Machinery 0.1%
Fiat Industrial SpA(a)	123,118	1,584,423

Oil, Gas & Consumable Fuels 0.6%
Eni SpA	361,748	9,035,576

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,366	1,078,376

Transportation Infrastructure 0.1%
Atlantia SpA	47,072	869,209

		36,677,922

JAPAN 17.7%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	53,500	899,190

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	163,000	319,161
Japan Airlines Co., Ltd.*	8,587	354,228

		673,389

Auto Components 0.6%
Aisin Seiki Co., Ltd.	27,400	897,528
Bridgestone Corp.	91,700	2,404,994
Denso Corp.	68,600	2,570,135
Koito Manufacturing Co., Ltd.	14,000	233,384
NGK Spark Plug Co., Ltd.	24,000	305,283
NHK Spring Co., Ltd.	20,400	179,073
NOK Corp.	13,600	203,348
Stanley Electric Co., Ltd.	20,100	329,136
Sumitomo Rubber Industries Ltd.	25,600	341,629
Toyoda Gosei Co., Ltd.	9,600	212,708
Toyota Boshoku Corp.	8,600	112,644
Toyota Industries Corp.	23,000	763,765

		8,553,627

Automobiles 2.2%
Daihatsu Motor Co., Ltd.	27,000	561,670
Fuji Heavy Industries Ltd.	83,000	1,122,553
Honda Motor Co., Ltd.	231,400	8,746,733
Isuzu Motors Ltd.	170,000	1,066,157
Mazda Motor Corp.*	388,300	1,050,398
Mitsubishi Motors Corp.*	536,000	557,306
Nissan Motor Co., Ltd.	352,600	3,610,115
Suzuki Motor Corp.	52,400	1,374,964
Toyota Motor Corp.	392,400	18,742,771
Yamaha Motor Co., Ltd.	38,600	491,272

		37,323,939

Beverages 0.2%
Asahi Group Holdings Ltd.	55,700	1,183,775
Coca-Cola West Co., Ltd.	8,900	140,545
Kirin Holdings Co., Ltd.	125,000	1,561,970

		2,886,290

Building Products 0.2%
Asahi Glass Co., Ltd.	144,600	959,346
Daikin Industries Ltd.	33,600	1,283,826
LIXIL Group Corp.	38,000	883,058
TOTO Ltd.	41,200	326,092

		3,452,322

Capital Markets 0.3%
Daiwa Securities Group, Inc.	238,200	1,385,467
Nomura Holdings, Inc.	522,100	2,988,647
SBI Holdings, Inc.	33,570	278,748

		4,652,862

Chemicals 0.6%
Air Water, Inc.	20,000	255,453
Asahi Kasei Corp.	181,200	1,045,782
Daicel Corp.	44,000	307,250
Denki Kagaku Kogyo KK	71,000	256,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Hitachi Chemical Co., Ltd.	15,600	$219,676
JSR Corp.	24,800	490,365
Kaneka Corp.	41,500	221,999
Kansai Paint Co., Ltd.	30,000	334,086
Kuraray Co., Ltd.	48,200	619,250
Mitsubishi Chemical Holdings Corp.	193,000	893,672
Mitsubishi Gas Chemical Co., Inc.	59,000	394,910
Mitsui Chemicals, Inc.	130,100	308,537
Nitto Denko Corp.	23,810	1,346,595
Shin-Etsu Chemical Co., Ltd.	58,300	3,565,929
Showa Denko KK	213,000	325,533
Sumitomo Chemical Co., Ltd.	209,200	612,021
Taiyo Nippon Sanso Corp.	36,000	240,409
Teijin Ltd.	124,800	286,032
Toray Industries, Inc.	211,300	1,219,667
Ube Industries Ltd.	140,000	291,447

		13,235,007

Commercial Banks 1.8%
Aozora Bank Ltd.	80,000	224,912
Bank of Kyoto Ltd. (The)	45,000	372,349
Bank of Yokohama Ltd. (The)	174,000	831,087
Chiba Bank Ltd. (The)	107,300	668,616
Chugoku Bank Ltd. (The)	25,000	344,341
Fukuoka Financial Group, Inc.	108,600	457,260
Gunma Bank Ltd. (The)	54,000	260,646
Hachijuni Bank Ltd. (The)	58,000	290,380
Hiroshima Bank Ltd. (The)	71,000	301,846
Iyo Bank Ltd. (The)	39,000	318,930
Joyo Bank Ltd. (The)	91,000	426,639
Mitsubishi UFJ Financial Group, Inc.	1,811,684	10,303,305
Mizuho Financial Group, Inc.	3,256,419	6,499,746
Nishi-Nippon City Bank Ltd. (The)	103,000	266,953
Resona Holdings, Inc.	271,501	1,209,089
Seven Bank Ltd.	71,200	172,255
Shinsei Bank Ltd.	208,000	424,936
Shizuoka Bank Ltd. (The)	74,000	697,733
Sumitomo Mitsui Financial Group, Inc.	191,605	7,695,603
Sumitomo Mitsui Trust Holdings, Inc.	448,769	1,657,553
Suruga Bank Ltd.	25,000	325,925
Yamaguchi Financial Group, Inc.	32,000	308,304

		34,058,408

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	78,700	636,245
Park24 Co., Ltd.	13,900	250,902
Secom Co., Ltd.	30,200	1,506,361
Toppan Printing Co., Ltd.	76,000	471,716

		2,865,224

Computers & Peripherals 0.2%
Fujitsu Ltd.	268,100	1,085,610
NEC Corp.*	363,000	885,628
Toshiba Corp.	568,700	2,532,203

		4,503,441

Construction & Engineering 0.1%
Chiyoda Corp.	22,000	275,783
JGC Corp.	29,000	822,117
Kajima Corp.	117,800	353,113
Kinden Corp.	20,000	132,619
Obayashi Corp.	89,500	458,909
Shimizu Corp.	82,000	265,601
Taisei Corp.	143,000	426,728

		2,734,870

Construction Materials 0.0%†
Taiheiyo Cement Corp.	150,000	408,369

Consumer Finance 0.0%†
Acom Co., Ltd.*	5,660	147,935
Aeon Credit Service Co., Ltd.(a)	8,900	184,656
Credit Saison Co., Ltd.	21,900	463,425

		796,016

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,900	266,686

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	409,792

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,170	371,221
ORIX Corp.	15,070	1,612,199

		1,983,420

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	61,854	2,590,535

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	92,800	1,172,218
Chugoku Electric Power Co., Inc. (The)	41,500	546,079
Hokkaido Electric Power Co., Inc.	24,000	229,991
Hokuriku Electric Power Co.	22,700	250,268
Kansai Electric Power Co., Inc. (The)	107,000	1,019,451
Kyushu Electric Power Co., Inc.	59,200	569,804
Shikoku Electric Power Co., Inc.	25,600	314,051
Tohoku Electric Power Co., Inc.*	63,100	513,725
Tokyo Electric Power Co., Inc.*	195,300	454,910

		5,070,497

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	175,602
Furukawa Electric Co., Ltd.*	94,300	191,099
GS Yuasa Corp.(a)	48,000	170,904
Mabuchi Motor Co., Ltd.	3,800	170,623
Mitsubishi Electric Corp.	272,600	2,259,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electrical Equipment (continued)
Nidec Corp.(a)	15,600	$891,715
Sumitomo Electric Industries Ltd.	108,600	1,222,582
Ushio, Inc.	14,400	155,679

		5,237,477

Electronic Equipment, Instruments & Components 0.9%
Citizen Holdings Co., Ltd.	36,200	207,353
FUJIFILM Holdings Corp.	66,700	1,329,972
Hamamatsu Photonics KK	10,700	409,106
Hirose Electric Co., Ltd.	4,400	523,758
Hitachi High-Technologies Corp.	8,300	164,836
Hitachi Ltd.	658,300	3,906,417
HOYA Corp.	62,600	1,208,715
Ibiden Co., Ltd.	16,200	230,894
Keyence Corp.	6,368	1,766,689
Kyocera Corp.	21,600	1,956,529
Murata Manufacturing Co., Ltd.	29,200	1,800,641
Nippon Electric Glass Co., Ltd.	56,000	269,886
Omron Corp.	28,400	676,890
Shimadzu Corp.	36,000	240,984
TDK Corp.(a)	17,300	641,590
Yaskawa Electric Corp.	30,000	280,222
Yokogawa Electric Corp.	28,700	319,558

		15,934,040

Food & Staples Retailing 0.3%
Aeon Co., Ltd.(a)	86,200	977,714
FamilyMart Co., Ltd.	7,900	317,351
Lawson, Inc.	8,400	608,719
Seven & I Holdings Co., Ltd.	106,900	3,247,432

		5,151,216

Food Products 0.1%
Ajinomoto Co., Inc.	93,000	1,261,437
CALBEE, Inc.(a)	2,300	189,317
Kikkoman Corp.	23,000	343,943
MEIJI Holdings Co., Ltd.	9,099	402,343
Nippon Meat Packers, Inc.	25,000	338,333
Nisshin Seifun Group, Inc.	26,400	321,259
Nissin Foods Holdings Co., Ltd.	8,000	303,639
Toyo Suisan Kaisha Ltd.	13,400	371,518
Yakult Honsha Co., Ltd.	13,500	568,901
Yamazaki Baking Co., Ltd.	15,100	168,942

		4,269,632

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	269,900	1,012,418
Toho Gas Co., Ltd.	56,000	299,365
Tokyo Gas Co., Ltd.	346,400	1,633,482

		2,945,265

Health Care Equipment & Supplies 0.1%
Olympus Corp.*	30,400	675,027
Sysmex Corp.	10,100	481,860
Terumo Corp.	21,700	949,078

		2,105,965

Health Care Providers & Services 0.0%†
Alfresa Holdings Corp.	5,700	249,737
Medipal Holdings Corp.	21,500	272,412
Miraca Holdings, Inc.	7,900	329,375
Suzuken Co., Ltd.	9,800	299,956

		1,151,480

Health Care Technology 0.0%†
M3, Inc.	90	146,903

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,624	247,027
Oriental Land Co., Ltd.	7,000	930,705

		1,177,732

Household Durables 0.4%
Casio Computer Co., Ltd.(a)	32,100	276,914
Panasonic Corp.	317,402	2,089,303
Rinnai Corp.	4,500	318,168
Sekisui Chemical Co., Ltd.	59,000	568,447
Sekisui House Ltd.	75,300	828,738
Sharp Corp.(a)	149,900	510,352
Sony Corp.	144,500	2,161,402

		6,753,324

Household Products 0.0%†
Unicharm Corp.	16,200	859,226

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,000	367,856

Information Technology Services 0.0%†
Itochu Techno-Solutions Corp.	3,400	147,553
Nomura Research Institute Ltd.	13,700	314,771
NTT Data Corp.	176	537,299
Otsuka Corp.	2,400	196,470

		1,196,093

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,223	1,752,624
MS&AD Insurance Group Holdings	72,955	1,528,090
NKSJ Holdings, Inc.	53,825	1,131,657
Sony Financial Holdings, Inc.	24,400	412,122
T&D Holdings, Inc.	83,100	1,025,334
Tokio Marine Holdings, Inc.	98,300	2,902,994

		8,752,821

Internet & Catalog Retail 0.1%
Rakuten, Inc.	104,600	954,707

Internet Software & Services 0.1%
Dena Co., Ltd.	14,500	459,578
Gree, Inc.(a)	12,500	185,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Internet Software & Services (continued)
Yahoo Japan Corp.	2,068	$810,949

		1,456,389

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,449	348,742
Nikon Corp.	49,100	1,403,916
Sankyo Co., Ltd.	7,300	290,834
Sega Sammy Holdings, Inc.	27,800	491,060
Shimano, Inc.	10,500	717,019
Yamaha Corp.	23,300	246,850

		3,498,421

Machinery 0.9%
Amada Co., Ltd.	47,000	293,728
FANUC Corp.	27,300	4,260,180
Hino Motors Ltd.	39,000	409,820
Hitachi Construction Machinery Co., Ltd.(a)	14,600	335,280
IHI Corp.	184,000	477,010
Japan Steel Works Ltd. (The)	44,000	253,864
JTEKT Corp.	29,900	319,383
Kawasaki Heavy Industries Ltd.	195,200	604,744
Komatsu Ltd.	132,400	3,521,310
Kubota Corp.	154,100	1,760,135
Kurita Water Industries Ltd.	15,500	304,658
Makita Corp.	15,700	764,613
Mitsubishi Heavy Industries Ltd.	427,200	2,284,375
Nabtesco Corp.	15,200	317,331
NGK Insulators Ltd.	40,000	465,243
NSK Ltd.	60,400	428,056
SMC Corp.	7,700	1,332,741
Sumitomo Heavy Industries Ltd.	75,000	330,962
THK Co., Ltd.	16,300	283,208

		18,746,641

Marine 0.1%
Mitsui OSK Lines Ltd.	163,000	537,822
Nippon Yusen KK	220,400	528,157

		1,065,979

Media 0.1%
Dentsu, Inc.	25,461	711,953
Hakuhodo DY Holdings, Inc.	3,420	233,048
Jupiter Telecommunications Co., Ltd.	279	334,086
Toho Co., Ltd.	15,400	295,019

		1,574,106

Metals & Mining 0.4%
Daido Steel Co., Ltd.	44,000	196,427
Hitachi Metals Ltd.	24,000	206,347
JFE Holdings, Inc.	66,200	1,413,069
Kobe Steel Ltd.	379,000	468,072
Maruichi Steel Tube Ltd.	5,900	131,217
Mitsubishi Materials Corp.	156,000	499,500
Nippon Steel & Sumitomo Metal Corp.	1,087,065	3,008,980
Sumitomo Metal Mining Co., Ltd.	74,000	1,150,907
Yamato Kogyo Co., Ltd.	6,500	186,186

		7,260,705

Multiline Retail 0.0%†
Don Quijote Co., Ltd.	7,700	306,574
Isetan Mitsukoshi Holdings Ltd.	49,278	486,635
J. Front Retailing Co., Ltd.	67,200	368,615
Marui Group Co., Ltd.	30,700	249,569
Takashimaya Co., Ltd.	35,000	257,559

		1,668,952

Office Electronics 0.5%
Brother Industries Ltd.	32,100	341,311
Canon, Inc.	161,700	5,888,342
Konica Minolta Holdings, Inc.	65,900	526,343
Ricoh Co., Ltd.(a)	90,200	1,004,166

		7,760,162

Oil, Gas & Consumable Fuels 0.2%
Cosmo Oil Co., Ltd.	82,000	184,347
Idemitsu Kosan Co., Ltd.	3,000	263,042
INPEX Corp.	308	1,783,252
Japan Petroleum Exploration Co.	4,400	162,127
JX Holdings, Inc.	323,017	1,905,743
Showa Shell Sekiyu KK(a)	29,100	168,874
TonenGeneral Sekiyu KK	39,000	340,083

		4,807,468

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc.(a)	12,937	183,322
Oji Holdings Corp.(a)	119,000	384,820

		568,142

Personal Products 0.2%
Kao Corp.	74,200	2,128,493
Shiseido Co., Ltd.	51,000	706,102

		2,834,595

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	63,100	3,212,132
Chugai Pharmaceutical Co., Ltd.	31,500	647,989
Daiichi Sankyo Co., Ltd.	96,900	1,640,564
Dainippon Sumitomo Pharma Co., Ltd.	21,900	308,733
Eisai Co., Ltd.	36,300	1,587,082
Hisamitsu Pharmaceutical Co., Inc.	8,600	460,675
Kyowa Hakko Kirin Co., Ltd.	37,000	349,840
Mitsubishi Tanabe Pharma Corp.	31,300	419,597
Ono Pharmaceutical Co., Ltd.	11,700	616,416
Otsuka Holdings Co., Ltd.	52,200	1,683,858
Santen Pharmaceutical Co., Ltd.	10,400	428,306
Shionogi & Co., Ltd.	42,000	750,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co., Ltd.	5,070	$349,910
Takeda Pharmaceutical Co., Ltd.	112,600	5,786,141
Tsumura & Co.	9,000	295,642

		18,537,522

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	315,588
Japan Real Estate Investment Corp.	76	768,445
Japan Retail Fund Investment Corp.	262	496,443
Nippon Building Fund, Inc.	87	897,917
Nomura Real Estate Office Fund, Inc.	41	241,871

		2,720,264

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	10,000	$241,385
Daito Trust Construction Co., Ltd.	10,300	1,014,833
Daiwa House Industry Co., Ltd.	73,000	1,341,466
Hulic Co., Ltd.(a)	33,000	209,258
Mitsubishi Estate Co., Ltd.	177,600	4,301,459
Mitsui Fudosan Co., Ltd.	118,700	2,713,376
Nomura Real Estate Holdings, Inc.	14,300	260,949
NTT Urban Development Corp.	182	181,955
Sumitomo Realty & Development Co., Ltd.	51,000	1,554,961
Tokyu Land Corp.	64,000	455,894

		12,275,536

Road & Rail 0.8%
Central Japan Railway Co.	20,600	1,801,778
East Japan Railway Co.	48,290	3,259,927
Hankyu Hanshin Holdings, Inc.	163,000	889,464
Keikyu Corp.	65,000	551,342
Keio Corp.	80,400	596,745
Keisei Electric Railway Co., Ltd.	39,000	345,787
Kintetsu Corp.(a)	232,500	955,277
Nippon Express Co., Ltd.	117,500	484,979
Odakyu Electric Railway Co., Ltd.	89,100	892,573
Tobu Railway Co., Ltd.	145,000	778,654
Tokyu Corp.	160,900	874,912
West Japan Railway Co.	24,500	966,117

		12,397,555

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,700	281,872
Rohm Co., Ltd.	13,100	435,521
Sumco Corp.*	17,100	178,168
Tokyo Electron Ltd.	24,700	1,062,141

		1,957,702

Software 0.1%
Konami Corp.	15,000	318,328
Nexon Co., Ltd.*	16,900	178,380
Nintendo Co., Ltd.	14,900	1,451,675
Oracle Corp. Japan	5,400	224,813
Square Enix Holdings Co., Ltd.	10,000	124,258
Trend Micro, Inc.(a)	14,500	423,319

		2,720,773

Specialty Retail 0.2%
ABC-Mart, Inc.(a)	4,100	155,993
Fast Retailing Co., Ltd.	7,500	1,970,832
Nitori Holdings Co., Ltd.	4,700	358,758
Sanrio Co., Ltd.(a)	6,100	243,305
Shimamura Co., Ltd.	3,100	304,400
USS Co., Ltd.	3,060	343,741
Yamada Denki Co., Ltd.(a)	12,100	465,981

		3,843,010

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	319,019

Tobacco 0.2%
Japan Tobacco, Inc.	127,800	3,987,495

Trading Companies & Distributors 0.9%
ITOCHU Corp.	212,500	2,403,270
Marubeni Corp.	238,000	1,748,189
Mitsubishi Corp.	199,600	4,211,000
Mitsui & Co., Ltd.	246,800	3,730,070
Sojitz Corp.	187,167	280,926
Sumitomo Corp.	158,800	2,054,129
Toyota Tsusho Corp.	30,000	713,559

		15,141,143

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	268,804
Mitsubishi Logistics Corp.	16,400	245,974

		514,778

Wireless Telecommunication Services 0.7%
KDDI Corp.	38,300	2,849,762
NTT DoCoMo, Inc.	2,167	3,285,341
Softbank Corp.	126,300	4,500,288

		10,635,391

		320,659,369

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	12,544	1,181,547

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	67,921	1,424,799

Media 0.1%
SES SA, SDR	43,270	1,324,242

Metals & Mining 0.1%
ArcelorMittal	131,999	2,265,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG (continued)
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,957	$825,235

		5,839,306

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.	347,500	1,753,617
Wynn Macau Ltd.*	217,600	610,528

		2,364,145

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	25,495	670,203

NETHERLANDS 4.7%
Air Freight & Logistics 0.0%†
TNT Express NV	45,326	348,276

Beverages 0.2%
Heineken Holding NV	14,235	841,076
Heineken NV	32,486	2,284,455

		3,125,531

Chemicals 0.2%
Akzo Nobel NV	33,738	2,309,121
Koninklijke DSM NV	22,194	1,359,492

		3,668,613

Computers & Peripherals 0.1%
Gemalto NV	11,405	1,015,183

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	9,899	453,183

Diversified Financial Services 0.3%
ING Groep NV, CVA*	545,273	5,515,051

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	144,192	810,611
Ziggo NV	17,031	543,315

		1,353,926

Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,774	591,571

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	143,055	2,102,134

Food Products 0.7%
D.E Master Blenders 1753 NV*	85,165	1,050,638
Unilever NV, CVA	231,703	9,387,731

		10,438,369

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	147,793	4,603,165

Insurance 0.1%
Aegon NV	247,225	1,650,552
Delta Lloyd NV	19,620	386,456

		2,037,008

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,916	690,995

Media 0.2%
Reed Elsevier NV	98,965	1,537,109
Wolters Kluwer NV	43,036	871,808

		2,408,917

Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell PLC, Class A	525,647	18,633,519
Royal Dutch Shell PLC, Class B	373,368	13,570,776

		32,204,295

Professional Services 0.0%†
Randstad Holding NV	16,739	694,028

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,667	469,157

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	45,902	3,443,345

Transportation Infrastructure 0.1%
Koninklijke Vopak NV	9,942	678,547

		75,841,294

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	95,168	760,283

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	268,782	547,355

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	51,208	224,348

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.(a)	86,262	287,441

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	127,843	304,300

		2,123,727

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA	26,897	1,434,373

Commercial Banks 0.1%
DNB ASA	140,513	1,968,361

Diversified Telecommunication Services 0.1%
Telenor ASA	102,014	2,247,421

Energy Equipment & Services 0.1%
Aker Solutions ASA	22,892	500,655
Seadrill Ltd.	49,617	1,961,442

		2,462,097

Industrial Conglomerates 0.1%
Orkla ASA	110,445	974,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value
NORWAY (continued)
Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	$440,457

Metals & Mining 0.0%†
Norsk Hydro ASA	131,370	630,675

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	158,776	4,230,189

		14,387,757

PORTUGAL 0.1%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	273,932	388,497

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	85,880	501,362

Electric Utilities 0.1%
EDP — Energias de Portugal SA	272,031	875,942

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	30,610	651,186

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	33,048	536,444

		2,953,431

SINGAPORE 1.5%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	677,813

Airlines 0.1%
Singapore Airlines Ltd.	75,613	671,483

Commercial Banks 0.6%
DBS Group Holdings Ltd.	257,050	3,106,757
Oversea-Chinese Banking Corp., Ltd.	365,600	2,888,242
United Overseas Bank Ltd.	180,500	2,748,940

		8,743,939

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	14,604	597,072

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	120,900	760,954

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,130,003	3,193,672

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	237,500	310,589

Food Products 0.1%
Golden Agri-Resources Ltd.	929,771	477,755
Wilmar International Ltd.	271,158	836,231

		1,313,986

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC(a)	877,217	1,099,228

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	132,369	1,019,688
Keppel Corp., Ltd.	201,600	1,873,195
SembCorp Industries Ltd.	138,243	612,327

		3,505,210

Machinery 0.0%†
SembCorp Marine Ltd.	117,200	447,834

Media 0.0%†
Singapore Press Holdings Ltd.	196,500	651,026

Real Estate Investment Trusts (REITs) 0.0%†
Ascendas Real Estate Investment Trust	263,306	538,554
CapitaCommercial Trust(a)	282,000	379,304
CapitaMall Trust	330,800	566,185

		1,484,043

Real Estate Management & Development 0.1%
CapitaLand Ltd.	367,345	1,186,501
CapitaMalls Asia Ltd.	199,800	348,753
City Developments Ltd.	70,099	661,699
Global Logistic Properties Ltd.	291,000	648,518
Keppel Land Ltd.	106,000	364,712
UOL Group Ltd.	65,120	328,906

		3,539,089

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	281,620	439,107

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	727,000	595,646

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	274,763

		28,305,454

SPAIN 3.2%
Biotechnology 0.0%†
Grifols SA*	21,109	718,513

Commercial Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	767,878	7,634,074
Banco de Sabadell SA*	399,271	1,071,222
Banco Popular Espanol SA	767,648	694,193
Banco Santander SA	1,464,872	12,261,813
Bankia SA*(a)	149,993	103,922
CaixaBank(a)	117,570	465,408

		22,230,632

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA(a)	20,057	481,434
Ferrovial SA	57,346	920,878

		1,402,312

Diversified Telecommunication Services 0.5%
Telefonica SA	572,996	8,292,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
Electric Utilities 0.3%
Acciona SA(a)	3,508	$282,232
Iberdrola SA	550,110	2,960,081
Red Electrica Corp. SA	15,375	856,132

		4,098,445

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	84,441	623,358

Gas Utilities 0.1%
Enagas SA	25,078	593,353
Gas Natural SDG SA	49,360	986,080

		1,579,433

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	45,100	1,130,157

Insurance 0.0%†
Mapfre SA	106,107	326,415

Machinery 0.0%†
Zardoya Otis SA	21,231	325,444

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	115,362	2,572,722

Specialty Retail 0.3%
Industria de Diseno Textil SA	31,025	4,336,295

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	52,288	895,238

		48,531,927

SWEDEN 3.5%
Building Products 0.1%
Assa Abloy AB, Class B	47,693	1,784,325

Capital Markets 0.0%†
Ratos AB, Class B	26,329	253,849

Commercial Banks 0.8%
Nordea Bank AB	373,732	4,122,013
Skandinaviska Enskilda Banken AB, Class A	202,834	2,031,791
Svenska Handelsbanken AB, Class A	69,782	2,851,297
Swedbank AB, Class A	115,972	2,738,407

		11,743,508

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	404,490

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	428,205	4,980,564

Construction & Engineering 0.1%
Skanska AB, Class B	54,495	926,812

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,601	308,908
Investment AB Kinnevik, Class B	28,879	667,006
Investor AB, Class B	65,516	1,860,919

		2,836,833

Diversified Telecommunication Services 0.1%
TeliaSonera AB	305,132	2,200,951

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	33,624	903,019

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	51,743	767,161
Getinge AB, Class B	28,602	882,621

		1,649,782

Household Durables 0.1%
Electrolux AB Series B	34,507	911,374
Husqvarna AB, Class B	54,120	349,901

		1,261,275

Household Products 0.1%
Svenska Cellulosa AB, Class B	83,264	2,018,666

Machinery 0.9%
Alfa Laval AB	48,148	1,028,277
Atlas Copco AB, Class A	94,922	2,704,081
Atlas Copco AB, Class B	56,151	1,431,980
Sandvik AB	141,421	2,268,842
Scania AB, Class B	45,813	940,052
SKF AB, Class B	56,396	1,398,513
Volvo AB, Class B	197,076	2,916,809

		12,688,554

Metals & Mining 0.1%
Boliden AB	38,637	714,131

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*(a)	31,684	813,882

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	135,216	4,975,319

Tobacco 0.1%
Swedish Match AB	29,642	1,112,417

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	45,425	814,741

		52,083,118

SWITZERLAND 9.5%
Biotechnology 0.0%†
Actelion Ltd. REG*	15,803	782,814

Building Products 0.1%
Geberit AG REG*	5,448	1,274,431

Capital Markets 1.0%
Credit Suisse Group AG REG*	173,776	5,132,094
Julius Baer Group Ltd.*	32,818	1,340,958
Partners Group Holding AG	1,868	438,528
UBS AG REG*	517,149	8,981,656

		15,893,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Chemicals 0.5%
Ems-Chemie Holding AG REG	1,162	$295,036
Givaudan SA REG*	1,196	1,328,071
Sika AG	302	760,270
Syngenta AG REG	13,217	5,683,810

		8,067,187

Commercial Banks 0.0%†
Banque Cantonale Vaudoise REG	408	218,089

Construction Materials 0.2%
Holcim Ltd. REG*	32,338	2,517,165

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,723	275,916

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,354	1,487,653

Electrical Equipment 0.4%
ABB Ltd. REG*	313,723	6,725,196

Energy Equipment & Services 0.2%
Transocean Ltd.	49,515	2,808,234

Food Products 2.0%
Aryzta AG*	12,310	691,278
Barry Callebaut AG REG*	249	250,354
Lindt & Spruengli AG REG*	15	609,980
Lindt & Spruengli AG — Participation Certificate*	124	443,782
Nestle SA REG	457,692	32,137,983

		34,133,377

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,975	806,660

Insurance 0.6%
Baloise Holding AG REG	6,686	605,048
Swiss Life Holding AG REG*	4,341	653,159
Swiss Re AG*	50,011	3,718,213
Zurich Insurance Group AG*	21,008	6,041,204

		11,017,624

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,299	429,507

Machinery 0.1%
Schindler Holding AG REG	2,997	433,612
Schindler Holding AG — Participation Certificate	6,958	1,032,108
Sulzer AG REG	3,373	530,436

		1,996,156

Marine 0.1%
Kuehne + Nagel International AG REG(a)	7,751	909,866

Metals & Mining 0.5%
Glencore International PLC(a)	539,837	3,369,871
Xstrata PLC	299,319	5,605,593

		8,975,464

Pharmaceuticals 2.7%
Novartis AG REG	327,137	22,237,617
Roche Holding AG	99,917	22,085,565

		44,323,182

Professional Services 0.2%
Adecco SA REG*	19,062	1,093,078
SGS SA REG	788	1,874,604

		2,967,682

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,514	635,352

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	89,299	771,976

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	74,337	6,106,303
Swatch Group AG (The) REG	6,038	567,689
Swatch Group AG (The) — Bearer Shares	4,343	2,378,913

		9,052,905

Trading Companies & Distributors 0.1%
Wolseley PLC	39,253	1,831,649

		157,901,321

UNITED KINGDOM 20.2%
Aerospace & Defense 0.6%
BAE Systems PLC	458,938	2,470,018
Cobham PLC	150,577	505,478
Meggitt PLC	110,605	762,711
Rolls-Royce Holdings PLC*	266,128	3,995,364

		7,733,571

Airlines 0.0%†
International Consolidated Airlines Group SA — EUR*	129,691	438,860

Auto Components 0.1%
GKN PLC	221,757	846,695

Beverages 1.1%
Diageo PLC	356,337	10,607,494
SABMiller PLC	136,325	6,807,050

		17,414,544

Capital Markets 0.2%
3i Group PLC	136,957	572,301
Aberdeen Asset Management PLC	120,309	767,840
Hargreaves Lansdown PLC	33,660	368,727
ICAP PLC	74,662	386,107
Investec PLC	75,233	550,609
Schroders PLC	15,851	487,100

		3,132,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Chemicals 0.1%
Croda International PLC	19,236	$739,203
Johnson Matthey PLC	29,488	1,058,257

		1,797,460

Commercial Banks 3.3%
Barclays PLC	1,657,763	7,959,022
HSBC Holdings PLC	2,598,869	29,553,721
Lloyds Banking Group PLC*	6,004,889	4,915,086
Royal Bank of Scotland Group PLC*	299,887	1,630,603
Standard Chartered PLC	340,041	9,041,201

		53,099,633

Commercial Services & Supplies 0.3%
Aggreko PLC	38,577	975,698
Babcock International Group PLC	51,091	841,283
G4S PLC	202,022	889,272
Serco Group PLC	70,390	618,874

		3,325,127

Construction & Engineering 0.0%†
Balfour Beatty PLC	95,782	402,742

Containers & Packaging 0.1%
Rexam PLC	112,981	839,862

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,860	455,724

Diversified Telecommunication Services 0.4%
BT Group PLC	1,110,604	4,381,046
Inmarsat PLC	62,863	642,695

		5,023,741

Electric Utilities 0.2%
SSE PLC	134,013	3,016,367

Energy Equipment & Services 0.2%
AMEC PLC	45,147	773,590
Petrofac Ltd.	37,341	968,705
Subsea 7 SA	40,518	978,781

		2,721,076

Food & Staples Retailing 0.6%
J Sainsbury PLC	175,548	919,755
Tesco PLC	1,147,249	6,483,825
WM Morrison Supermarkets PLC	336,290	1,337,586

		8,741,166

Food Products 0.7%
Associated British Foods PLC	51,281	1,422,045
Tate & Lyle PLC	66,075	851,467
Unilever PLC	182,155	7,419,806

		9,693,318

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	128,977	1,487,239

Hotels, Restaurants & Leisure 0.5%
Carnival PLC	26,035	1,055,333
Compass Group PLC	266,234	3,222,902
InterContinental Hotels Group PLC	39,143	1,148,860
Tui Travel PLC	66,909	308,213
Whitbread PLC	25,567	1,042,015

		6,777,323

Household Products 0.4%
Reckitt Benckiser Group PLC	92,756	6,179,590

Industrial Conglomerates 0.1%
Smiths Group PLC	56,426	1,097,874

Insurance 0.9%
Admiral Group PLC	28,069	545,081
Aviva PLC	412,011	2,400,528
Legal & General Group PLC	844,494	2,039,381
Old Mutual PLC	699,672	2,077,130
Prudential PLC	363,483	5,517,645
RSA Insurance Group PLC	508,213	1,062,051
Standard Life PLC	339,090	1,859,561

		15,501,377

Machinery 0.2%
IMI PLC	45,427	842,232
Invensys PLC	113,880	623,483
Melrose Industries PLC	170,328	630,646
Weir Group PLC (The)	30,254	952,227

		3,048,588

Media 0.6%
British Sky Broadcasting Group PLC	157,300	2,034,790
ITV PLC	525,168	954,532
Pearson PLC	115,281	2,181,575
Reed Elsevier PLC	175,078	1,905,552
WPP PLC	178,064	2,795,971

		9,872,420

Metals & Mining 1.8%
Anglo American PLC	198,306	5,931,612
Antofagasta PLC	56,748	1,028,996
BHP Billiton PLC	300,408	10,301,557
Eurasian Natural Resources Corp. PLC	35,499	185,574
Evraz PLC	43,795	200,523
Kazakhmys PLC	29,144	337,332
Rio Tinto PLC	190,653	10,770,802
Vedanta Resources PLC	14,948	285,457

		29,041,853

Multiline Retail 0.2%
Marks & Spencer Group PLC	231,160	1,390,686
Next PLC	23,775	1,529,423

		2,920,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Multi-Utilities 0.6%
Centrica PLC	737,135	$4,093,261
National Grid PLC	509,070	5,574,134

		9,667,395

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	483,123	8,574,909
BP PLC	2,705,938	20,030,748
Tullow Oil PLC	128,530	2,317,475

		30,923,132

Pharmaceuticals 1.5%
AstraZeneca PLC	176,985	8,551,873
GlaxoSmithKline PLC	705,926	16,147,317

		24,699,190

Professional Services 0.2%
Capita PLC	94,104	1,173,292
Intertek Group PLC	23,091	1,138,473

		2,311,765

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	118,631	1,056,821
Capital Shopping Centres Group PLC	78,202	441,717
Hammerson PLC	101,189	778,960
Land Securities Group PLC	112,087	1,427,602
Segro PLC	103,827	408,590

		4,113,690

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	194,383	2,662,669

Software 0.1%
Sage Group PLC (The)	179,136	917,289

Specialty Retail 0.1%
Kingfisher PLC	340,787	1,456,309

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	63,155	1,356,757

Tobacco 1.2%
British American Tobacco PLC	275,823	14,334,963
Imperial Tobacco Group PLC	141,901	5,276,475

		19,611,438

Trading Companies & Distributors 0.1%
Bunzl PLC	47,289	849,718

Water Utilities 0.1%
Severn Trent PLC	34,140	878,134
United Utilities Group PLC	98,128	1,138,718

		2,016,852

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	6,979,176	19,047,289

		314,242,436

UNITED STATES 0.0%†
Metals & Mining 0.0%†
Sims Metal Management Ltd.	25,013	243,482

Total Common Stocks (cost $1,453,161,368)		1,619,521,261

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.5%
Bayerische Motoren Werke AG	7,272	497,234
Porsche Automobil Holding SE	22,033	1,918,359
Volkswagen AG	20,560	5,090,153

		7,505,746

Household Products 0.1%
Henkel AG & Co. KGaA	25,122	2,218,002

Media 0.0%†
ProSiebenSat.1 Media AG	13,090	446,411

Multi-Utilities 0.0%†
RWE AG	5,832	205,522

		10,375,681

UNITED KINGDOM 0.0%*†
Containers & Packaging 0.0%†
Rexam PLC, Class B *(b)	125,535	89,595

Total Preferred Stocks (cost $6,414,902)		10,465,276

Right 0.0%†

	Number of Rights	Market Value
AUSTRIA 0.0%†
Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG, expiring 12/31/49*(b)	52,445	0

Total Right (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund — Institutional Class, 0.16% (c)	24,217	$24,217

Total Mutual Fund (cost $24,217)		24,217

Repurchase Agreements 1.5%

	Principal Amount	Market Value
BNP Paribas Securities, Corp., 0.14%, dated 01/31/13, due 02/01/13, repurchase price $24,000,093, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% — 7.13%, maturing 05/29/13 —11/07/36; total market value $24,480,028.(d)	$24,000,000	24,000,000
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $177,795, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% — 9.00%, maturing 04/15/13 — 01/20/43; total market value $181,351.(d)	177,794	177,794

Total Repurchase Agreements (cost $24,177,794)		24,177,794

Total Investments (cost $1,483,778,281) (e) — 100.7%		1,654,188,548
Liabilities in excess of other assets — (0.7)%		(12,065,284)

NET ASSETS — 100.0%		$1,642,123,264

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $22,759,410.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $24,177,794.
(e)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,580,511,687, tax unrealized appreciation and depreciation were $247,143,256 and $(173,466,395), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
EUR	EURO
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

At January 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
98	DJ Euro Stoxx 50	03/15/13	$3,607,376	$59,284
40	FTSE 100 Index	03/15/13	3,971,344	166,446
41	SGX Nikkei 225 Index	03/07/13	2,487,260	220,367
13	SPI 200 Index	03/21/13	1,642,019	66,075

			$11,707,999	$512,172

At January 31, 2013, the Fund had $685,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$13,975,381	$—	$13,975,381
Air Freight & Logistics	—	4,783,839	—	4,783,839
Airlines	—	3,201,910	—	3,201,910
Auto Components	—	14,687,848	—	14,687,848
Automobiles	—	53,184,500	—	53,184,500
Beverages	—	41,651,426	—	41,651,426
Biotechnology	—	5,651,572	—	5,651,572
Building Products	—	8,798,474	—	8,798,474
Capital Markets	—	33,238,912	—	33,238,912
Chemicals	—	60,802,657	—	60,802,657
Commercial Banks	—	215,934,802	—	215,934,802
Commercial Services & Supplies	—	9,791,041	—	9,791,041
Communications Equipment	—	7,094,586	—	7,094,586
Computers & Peripherals	—	5,518,624	—	5,518,624
Construction & Engineering	—	10,719,110	—	10,719,110
Construction Materials	—	10,336,274	—	10,336,274
Consumer Finance	—	796,016	—	796,016
Containers & Packaging	—	2,627,203	—	2,627,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$—	$1,757,174	$—	$1,757,174
Diversified Consumer Services	—	409,792	—	409,792
Diversified Financial Services	—	20,028,952	—	20,028,952
Diversified Telecommunication Services	—	48,013,681	—	48,013,681
Electric Utilities	—	24,784,296	—	24,784,296
Electrical Equipment	—	21,090,014	—	21,090,014
Electronic Equipment, Instruments & Components	—	16,837,059	—	16,837,059
Energy Equipment & Services	—	14,066,297	—	14,066,297
Food & Staples Retailing	—	34,580,764	—	34,580,764
Food Products	—	67,087,553	—	67,087,553
Gas Utilities	—	8,532,541	—	8,532,541
Health Care Equipment & Supplies	—	10,778,477	—	10,778,477
Health Care Providers & Services	—	6,924,921	—	6,924,921
Health Care Technology	—	146,903	—	146,903
Hotels, Restaurants & Leisure	—	19,223,118	—	19,223,118
Household Durables	—	8,014,599	—	8,014,599
Household Products	—	10,444,040	—	10,444,040
Independent Power Producers & Energy Traders	—	879,921	—	879,921
Industrial Conglomerates	—	27,119,009	—	27,119,009
Information Technology Services	—	4,582,496	—	4,582,496
Insurance	—	80,348,631	—	80,348,631
Internet & Catalog Retail	—	954,707	—	954,707
Internet Software & Services	—	1,793,651	—	1,793,651
Leisure Equipment & Products	—	3,498,421	—	3,498,421
Life Sciences Tools & Services	—	1,120,502	—	1,120,502
Machinery	—	45,941,324	—	45,941,324
Marine	—	4,311,544	—	4,311,544
Media	—	20,274,452	—	20,274,452
Metals & Mining	—	81,255,972	—	81,255,972
Multiline Retail	—	7,093,035	—	7,093,035
Multi-Utilities	—	22,836,071	—	22,836,071
Office Electronics	—	7,760,162	—	7,760,162
Oil, Gas & Consumable Fuels	—	110,733,271	—	110,733,271
Paper & Forest Products	—	2,031,860	—	2,031,860
Personal Products	—	9,205,672	—	9,205,672
Pharmaceuticals	—	137,413,813	—	137,413,813
Professional Services	—	9,889,016	—	9,889,016
Real Estate Investment Trusts (REITs)	—	25,554,452	—	25,554,452
Real Estate Management & Development	—	34,201,635	—	34,201,635
Road & Rail	—	16,076,357	—	16,076,357
Semiconductors & Semiconductor Equipment	—	10,840,172	—	10,840,172
Software	—	15,645,870	—	15,645,870
Specialty Retail	—	14,610,933	—	14,610,933
Textiles, Apparel & Luxury Goods	—	23,521,339	—	23,521,339
Tobacco	—	24,711,350	—	24,711,350
Trading Companies & Distributors	—	19,701,929	—	19,701,929
Transportation Infrastructure	—	6,485,067	—	6,485,067
Water Utilities	—	2,016,852	—	2,016,852
Wireless Telecommunication Services	—	31,597,419	—	31,597,419

Total Common Stocks	$—	$1,619,521,261	$—	$1,619,521,261

Futures Contracts	512,172	—	—	512,172
Mutual Fund	24,217	—	—	24,217
Preferred Stocks	—	10,465,276	—	10,465,276
Repurchase Agreements	—	24,177,794	—	24,177,794
Right	—	—	—	—

Total	$536,389	$1,654,164,331	$—	$1,654,700,720

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Index Fund

During the period ended January 31, 2013, the Fund held 2 common stock investments that were categorized as Level 3 investments which were each valued at zero.

During the period ended January 31, 2013, the Fund held 1 right investment that was categorized as a Level 3 investment which was valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2013

Assets:	Fair Value
Futures Contracts
Equity and currency risk Unrealized appreciation from futures contracts	$512,172

Total	$512,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide International Value Fund

Common Stocks 95.7%

	Shares	Market Value
AUSTRALIA 4.1%
Chemicals 1.3%
Orica Ltd.(a)	103,272	$2,761,572

Commercial Banks 1.6%
Australia & New Zealand Banking Group Ltd.	123,389	3,426,983

Real Estate Investment Trusts (REITs) 1.2%
Westfield Group	219,077	2,556,614

		8,745,169

CANADA 6.9%
Commercial Banks 2.1%
Royal Bank of Canada	72,300	4,502,984

Metals & Mining 1.0%
Teck Resources Ltd., Class B	59,300	2,161,174

Oil, Gas & Consumable Fuels 3.8%
Canadian Oil Sands Ltd.	96,400	2,028,711
PetroBakken Energy Ltd.(a)	150,404	1,327,006
Petrobank Energy & Resources Ltd.*(a)	136,100	117,351
Petrominerales Ltd.(a)	95,700	852,031
Suncor Energy, Inc.	105,300	3,578,975

		7,904,074

		14,568,232

DENMARK 1.1%
Construction & Engineering 1.1%
FLSmidth & Co. A/S	37,908	2,348,766

FINLAND 2.1%
Insurance 2.1%
Sampo OYJ, Class A	121,061	4,345,897

FRANCE 3.5%
Electrical Equipment 1.3%
Schneider Electric SA	37,240	2,833,134

Food & Staples Retailing 2.2%
Carrefour SA	159,665	4,552,066

		7,385,200

GERMANY 11.8%
Capital Markets 2.0%
Deutsche Bank AG REG	82,124	4,247,404

Construction Materials 1.3%
HeidelbergCement AG	43,543	2,744,868

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA	22,558	1,590,089

Machinery 0.8%
MAN SE	14,644	1,764,901

Multi-Utilities 1.0%
E.ON SE	124,547	2,165,654

Personal Products 1.3%
Beiersdorf AG(a)	31,280	2,745,235

Pharmaceuticals 1.7%
Bayer AG REG	35,871	3,539,848

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG	279,622	2,522,048

Software 1.7%
SAP AG	43,411	3,560,016

		24,880,063

HONG KONG 4.2%
Industrial Conglomerates 1.7%
Jardine Matheson Holdings Ltd.	54,400	3,527,740

Insurance 1.8%
AIA Group Ltd.	947,800	3,770,460

Real Estate Management & Development 0.7%
New World Development Co., Ltd.	801,334	1,473,843

		8,772,043

IRELAND 1.0%
Airlines 1.0%
Ryanair Holdings PLC, ADR	55,100	2,146,145

ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	56,800	2,157,832

ITALY 1.8%
Machinery 1.8%
Fiat Industrial SpA(a)	299,482	3,854,077

JAPAN 18.7%
Auto Components 1.5%
Bridgestone Corp.	118,600	3,110,493

Automobiles 2.5%
Toyota Motor Corp.	112,500	5,373,501

Building Products 1.0%
Asahi Glass Co., Ltd.	319,000	2,116,399

Chemicals 1.5%
Shin-Etsu Chemical Co., Ltd.	52,900	3,235,637

Commercial Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	663,700	3,774,557

Diversified Financial Services 1.5%
ORIX Corp.	29,010	3,103,510

Gas Utilities 1.0%
Tokyo Gas Co., Ltd.	447,000	2,107,871

Insurance 1.6%
Tokio Marine Holdings, Inc.	117,200	3,461,149

Leisure Equipment & Products 0.9%
Sankyo Co., Ltd.	47,200	1,880,460

Machinery 1.2%
THK Co., Ltd.	143,300	2,489,799

Trading Companies & Distributors 2.8%
ITOCHU Corp.	336,500	3,805,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Trading Companies & Distributors (continued)
Mitsubishi Corp.	96,000	$2,025,330

		5,830,979

Wireless Telecommunication Services 1.4%
KDDI Corp.	39,500	2,939,050

		39,423,405

LUXEMBOURG 0.8%
Metals & Mining 0.8%
ArcelorMittal	101,640	1,744,086

NETHERLANDS 4.0%
Beverages 1.7%
Heineken NV	50,758	3,569,364

Chemicals 1.3%
Koninklijke DSM NV	44,946	2,753,164

Media 1.0%
Wolters Kluwer NV	107,160	2,170,808

		8,493,336

NORWAY 3.2%
Diversified Telecommunication Services 2.2%
Telenor ASA	215,125	4,739,314

Oil, Gas & Consumable Fuels 1.0%
Statoil ASA(a)	78,375	2,088,105

		6,827,419

SPAIN 0.8%
Electric Utilities 0.8%
Acciona SA(a)	21,388	1,720,746

SWEDEN 0.9%
Oil, Gas & Consumable Fuels 0.9%
Lundin Petroleum AB*	74,709	1,919,085

SWITZERLAND 9.5%
Food Products 3.2%
Nestle SA REG	96,365	6,766,508

Metals & Mining 1.7%
Xstrata PLC	186,593	3,494,481

Pharmaceuticals 3.2%
Novartis AG REG	99,976	6,796,014

Professional Services 1.4%
SGS SA REG	1,251	2,976,052

		20,033,055

UNITED KINGDOM 20.3%
Beverages 2.4%
SABMiller PLC	100,109	4,998,694

Commercial Banks 4.4%
Barclays PLC	654,458	3,142,093
HSBC Holdings PLC	547,989	6,231,601

		9,373,694

Electric Utilities 1.1%
SSE PLC	106,820	2,404,307

Insurance 1.5%
Prudential PLC	205,006	3,111,976

Metals & Mining 2.1%
Rio Tinto PLC	78,743	4,448,528

Oil, Gas & Consumable Fuels 3.0%
BP PLC	867,854	6,424,302

Software 1.4%
Sage Group PLC (The)	590,826	3,025,401

Tobacco 2.3%
Imperial Tobacco Group PLC	128,733	4,786,834

Wireless Telecommunication Services 2.1%
Vodafone Group PLC	1,607,321	4,386,636

		42,960,372

Total Common Stocks (cost $173,213,434)		202,324,928

Preferred Stock 1.3%

	Shares	Market Value
GERMANY 1.3%
Automobiles 1.3%
Volkswagen AG	11,491	2,844,891

Total Preferred Stock (cost $1,816,604)		2,844,891

Exchange Traded Fund 0.7%

	Shares	Market Value
UNITED STATES 0.7%
iShares MSCI EAFE Index Fund	25,000	1,474,500

Total Exchange Traded Fund (cost $1,371,655)		1,474,500

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (b)	574,488	574,488

Total Mutual Fund (cost $574,488)		574,488

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Value Fund

Repurchase Agreement 6.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.14%,dated 01/31/13, due 02/01/13, repurchase price $12,589,453, collateralized by U.S. Government Agency Mortgage Securities, ranging from 1.13% — 9.00%, maturing 04/15/13 — 01/20/43; total market value $12,841,230.(c)	$12,589,404	$12,589,404

Total Repurchase Agreement (cost $12,589,404)		12,589,404

Total Investments (cost $189,565,585) (d) — 104.0%		219,808,211
Liabilities in excess of other assets — (4.0)%		(8,432,912)

NET ASSETS — 100.0%		$211,375,299

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $11,836,557.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $12,589,404.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $201,298,317, tax unrealized appreciation and depreciation were $23,151,774 and $(4,641,880), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (‘‘NFA’’), and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before ‘‘Valuation Time’’ but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$2,146,145	$—	$—	$2,146,145
Auto Components	—	3,110,493	—	3,110,493
Automobiles	—	5,373,501	—	5,373,501
Beverages	—	8,568,058	—	8,568,058
Building Products	—	2,116,399	—	2,116,399
Capital Markets	—	4,247,404	—	4,247,404
Chemicals	—	8,750,373	—	8,750,373
Commercial Banks	4,502,984	16,575,234	—	21,078,218
Construction & Engineering	—	2,348,766	—	2,348,766
Construction Materials	—	2,744,868	—	2,744,868
Diversified Financial Services	—	3,103,510	—	3,103,510
Diversified Telecommunication Services	—	4,739,314	—	4,739,314
Electric Utilities	—	4,125,053	—	4,125,053
Electrical Equipment	—	2,833,134	—	2,833,134
Food & Staples Retailing	—	4,552,066	—	4,552,066
Food Products	—	6,766,508	—	6,766,508
Gas Utilities	—	2,107,871	—	2,107,871
Health Care Providers & Services	—	1,590,089	—	1,590,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Industrial Conglomerates	$—	$3,527,740	$—	$3,527,740
Insurance	—	14,689,482	—	14,689,482
Leisure Equipment & Products	—	1,880,460	—	1,880,460
Machinery	—	8,108,777	—	8,108,777
Media	—	2,170,808	—	2,170,808
Metals & Mining	2,161,174	9,687,095	—	11,848,269
Multi-Utilities	—	2,165,654	—	2,165,654
Oil, Gas & Consumable Fuels	7,904,074	10,431,492	—	18,335,566
Personal Products	—	2,745,235	—	2,745,235
Pharmaceuticals	2,157,831	10,335,863	—	12,493,694
Professional Services	—	2,976,052	—	2,976,052
Real Estate Investment Trusts (REITs)	—	2,556,614	—	2,556,614
Real Estate Management & Development	—	1,473,843	—	1,473,843
Semiconductors & Semiconductor Equipment	—	2,522,048	—	2,522,048
Software	—	6,585,417	—	6,585,417
Tobacco	—	4,786,834	—	4,786,834
Trading Companies & Distributors	—	5,830,979	—	5,830,979
Wireless Telecommunication Services	—	7,325,686	—	7,325,686

Total Common Stocks	$18,872,208	$183,452,720	$—	$202,324,928

Exchange Traded Fund	1,474,500	—	—	1,474,500
Mutual Fund	574,488	—	—	574,488
Preferred Stock	—	2,844,891	—	2,844,891
Repurchase Agreement	—	12,589,404	—	12,589,404

Total	$20,921,196	$198,887,015	$—	$219,808,211

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.3%
Nationwide International Index Fund, Institutional Class(a)	45,362,933	$341,582,887
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	10,717,226	169,975,212
Nationwide S&P 500 Index Fund, Institutional Class(a)	34,882,798	431,500,211
Nationwide Small Cap Index Fund, Institutional Class(a)	8,616,095	110,630,662

Total Equity Funds (cost $949,653,070)		1,053,688,972

Fixed Income Fund 4.8%
Nationwide Bond Index Fund, Institutional Class(a)	4,498,146	52,313,433

Total Fixed Income Fund (cost $50,962,841)		52,313,433

Total Mutual Funds (cost $1,000,615,911)		1,106,002,405

Total Investments (cost $1,000,615,911) (b) — 100.1%		1,106,002,405
Liabilities in excess of other assets — (0.1)%		(716,443)

NET ASSETS — 100.0%		$1,105,285,962

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,044,809,938, tax unrealized appreciation and depreciation were $65,630,078 and $(4,437,611), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 79.0%

	Shares	Market Value
Equity Funds 20.8%
Nationwide International Index Fund, Institutional Class(a)	3,080,362	$23,195,128
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	873,534	13,854,247
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,266,216	52,773,095

Total Equity Funds (cost $73,165,911)		89,822,470

Fixed Income Funds 53.3%
Nationwide Bond Index Fund, Institutional Class(a)	11,736,571	136,496,316
Nationwide Enhanced Income Fund, Institutional Class(a)	6,690,773	59,681,692
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,370,070	33,498,493

Total Fixed Income Funds (cost $228,297,835)		229,676,501

Money Market Fund 4.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	21,276,910	21,276,910

Total Money Market Fund (cost $21,276,910)		21,276,910

Total Mutual Funds (cost $322,740,656)		340,775,881

Fixed Contract 21.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)	$90,516,351	90,516,351

Total Fixed Contract (cost $90,516,351)		90,516,351

Total Investments (cost $413,257,007) (d) — 100.0%		431,292,232
Liabilities in excess of other assets — 0.0%†		(171,318)

NET ASSETS — 100.0%		$431,120,914

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $419,690,510, tax unrealized appreciation and depreciation were $13,686,723 and $(2,085,001), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$90,516,351	$—	$90,516,351
Mutual Funds	340,775,881	—	—	340,775,881

Total	$340,775,881	$90,516,351	$—	$431,292,232

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.3%

	Shares	Market Value
Equity Funds 61.4%
Nationwide International Index Fund, Institutional Class(a)	36,899,049	$277,849,838
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	10,899,139	172,860,345
Nationwide S&P 500 Index Fund, Institutional Class(a)	38,602,233	477,509,626
Nationwide Small Cap Index Fund, Institutional Class(a)	6,575,393	84,428,041

Total Equity Funds (cost $832,505,961)		1,012,647,850

Fixed Income Funds 29.0%
Nationwide Bond Index Fund, Institutional Class(a)	27,525,732	320,124,268
Nationwide Enhanced Income Fund, Institutional Class(a)	10,745,510	95,849,948
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	6,265,183	62,275,915

Total Fixed Income Funds (cost $471,446,186)		478,250,131

Money Market Fund 1.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	31,893,374	31,893,374

Total Money Market Fund (cost $31,893,374)		31,893,374

Total Mutual Funds (cost $1,335,845,521)		1,522,791,355

Fixed Contract 7.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)	$129,213,625	129,213,625

Total Fixed Contract (cost $129,213,625)		129,213,625

Total Investments (cost $1,465,059,146) (d) — 100.1%		1,652,004,980
Liabilities in excess of other assets — (0.1)%		(943,863)

NET ASSETS — 100.0%		$1,651,061,117

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,516,015,454, tax unrealized appreciation and depreciation were $139,692,776 and $(3,703,250), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$129,213,625	$—	$129,213,625
Mutual Funds	1,522,791,355	—	—	1,522,791,355

Total	$1,522,791,355	$129,213,625	$—	$1,652,004,980

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%

	Shares	Market Value
Equity Funds 81.0%
Nationwide International Index Fund, Institutional Class(a)	63,695,121	$479,624,264
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	14,449,505	229,169,145
Nationwide S&P 500 Index Fund, Institutional Class(a)	51,458,596	636,542,835
Nationwide Small Cap Index Fund, Institutional Class(a)	11,620,375	149,205,619

Total Equity Funds (cost $1,304,355,576)		1,494,541,863

Fixed Income Funds 16.7%
Nationwide Bond Index Fund, Institutional Class(a)	19,763,189	229,845,888
Nationwide Enhanced Income Fund, Institutional Class(a)	4,946,413	44,122,002
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,449,985	34,292,851

Total Fixed Income Funds (cost $303,841,701)		308,260,741

Total Mutual Funds (cost $1,608,197,277)		1,802,802,604

Fixed Contract 2.4%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$44,611,828	44,611,828

Total Fixed Contract (cost $44,611,828)		44,611,828

Total Investments (cost $1,652,809,105) (c) — 100.1%		1,847,414,432
Liabilities in excess of other assets — (0.1)%		(1,089,000)

NET ASSETS — 100.0%		$1,846,325,432

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,715,381,565, tax unrealized appreciation and depreciation were $133,942,250 and $(1,909,383), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$44,611,828	$—	$44,611,828
Mutual Funds	1,802,802,604	—	—	1,802,802,604

Total	$1,802,802,604	$44,611,828	$—	$1,847,414,432

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 86.2%

	Shares	Market Value
Equity Funds 41.3%
Nationwide International Index Fund, Institutional Class(a)	7,943,668	$59,815,819
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,252,532	35,725,156
Nationwide S&P 500 Index Fund, Institutional Class(a)	10,087,997	124,788,518
Nationwide Small Cap Index Fund, Institutional Class(a)	906,051	11,633,690

Total Equity Funds (cost $181,741,801)		231,963,183

Fixed Income Funds 42.0%
Nationwide Bond Index Fund, Institutional Class(a)	12,791,463	148,764,717
Nationwide Enhanced Income Fund, Institutional Class(a)	6,167,512	55,014,204
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,246,975	32,274,930

Total Fixed Income Funds (cost $234,094,318)		236,053,851

Money Market Fund 2.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	16,474,896	16,474,896

Total Money Market Fund (cost $16,474,896)		16,474,896

Total Mutual Funds (cost $432,311,015)		484,491,930

Fixed Contract 13.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)	$77,871,512	77,871,512

Total Fixed Contract (cost $77,871,512)		77,871,512

Total Investments (cost $510,182,527) (d) — 100.1%		562,363,442
Liabilities in excess of other assets — (0.1)%		(324,118)

NET ASSETS — 100.0%		$562,039,324

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $528,521,456, tax unrealized appreciation and depreciation were $35,875,836 and $(2,033,850), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$77,871,512	$—	$77,871,512
Mutual Funds	484,491,930	—	—	484,491,930

Total	$484,491,930	$77,871,512	$—	$562,363,442

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 98.9%
	Shares	Market Value
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	26,724	$1,729,577
B/E Aerospace, Inc.*	85,317	4,392,972
Esterline Technologies Corp.*	25,263	1,677,211
Exelis, Inc.	155,164	1,705,252
Huntington Ingalls Industries, Inc.	40,535	1,795,701
Triumph Group, Inc.	41,216	2,900,370

		14,201,083

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	84,820	1,251,943

Airlines 0.4%
Alaska Air Group, Inc.*	57,632	2,658,564
JetBlue Airways Corp.*(a)	186,934	1,086,087

		3,744,651

Auto Components 0.2%
Gentex Corp.	117,979	2,256,938

Automobiles 0.1%
Thor Industries, Inc.	36,253	1,525,526

Biotechnology 2.0%
Regeneron Pharmaceuticals, Inc.*	61,864	10,760,624
United Therapeutics Corp.*	39,045	2,104,135
Vertex Pharmaceuticals, Inc.*	178,110	7,975,766

		20,840,525

Building Products 0.6%
Fortune Brands Home & Security, Inc.*	133,763	4,379,401
Lennox International, Inc.	37,826	2,175,373

		6,554,774

Capital Markets 2.6%
Affiliated Managers Group, Inc.*	42,555	6,124,941
Apollo Investment Corp.	166,139	1,495,251
Eaton Vance Corp.	94,655	3,426,511
Federated Investors, Inc., Class B(a)	77,290	1,828,682
Greenhill & Co., Inc.(a)	21,608	1,272,711
Janus Capital Group, Inc.(a)	154,340	1,435,362
Jefferies Group, Inc.	105,729	2,107,179
Raymond James Financial, Inc.	91,635	4,089,670
SEI Investments Co.	110,659	2,983,367
Waddell & Reed Financial, Inc., Class A	69,972	2,777,888

		27,541,562

Chemicals 2.9%
Albemarle Corp.	73,333	4,496,046
Ashland, Inc.	60,223	4,728,108
Cabot Corp.	49,044	1,835,717
Cytec Industries, Inc.	37,315	2,735,189
Intrepid Potash, Inc.	44,213	1,030,163
Minerals Technologies, Inc.	29,066	1,202,460
NewMarket Corp.	8,854	2,259,187
Olin Corp.	65,607	1,526,019
RPM International, Inc.	108,703	3,392,621
Scotts Miracle-Gro Co. (The), Class A	31,800	1,390,296
Sensient Technologies Corp.	40,859	1,556,728
Valspar Corp.	69,279	4,591,812

		30,744,346

Commercial Banks 3.8%
Associated Banc-Corp.	140,510	2,005,078
BancorpSouth, Inc.	68,933	999,528
Bank of Hawaii Corp.(a)	36,706	1,765,192
Cathay General Bancorp	60,428	1,172,907
City National Corp.	38,910	2,060,674
Commerce Bancshares, Inc.	63,835	2,397,004
Cullen/Frost Bankers, Inc.	50,690	2,985,134
East West Bancorp, Inc.	114,806	2,692,201
First Niagara Financial Group, Inc.	288,650	2,263,016
FirstMerit Corp.(a)	89,775	1,367,273
Fulton Financial Corp.	164,403	1,790,349
Hancock Holding Co.	69,398	2,097,208
International Bancshares Corp.	44,973	879,222
Prosperity Bancshares, Inc.(a)	36,334	1,639,027
Signature Bank*	37,811	2,795,367
SVB Financial Group*	36,663	2,433,323
Synovus Financial Corp.(a)	620,285	1,600,335
TCF Financial Corp.	134,883	1,842,502
Trustmark Corp.	53,004	1,225,982
Valley National Bancorp(a)	161,254	1,578,677
Webster Financial Corp.	66,350	1,476,287
Westamerica Bancorporation(a)	22,816	1,013,487

		40,079,773

Commercial Services & Supplies 2.0%
Brink’s Co. (The)	39,708	1,184,092
Clean Harbors, Inc.*	43,274	2,405,602
Copart, Inc.*	86,808	3,117,275
Corrections Corp. of America	81,885	3,102,623
Deluxe Corp.	41,775	1,536,902
Herman Miller, Inc.	47,776	1,180,067
HNI Corp.	37,283	1,177,024
Mine Safety Appliances Co.	25,403	1,174,127
Rollins, Inc.	54,275	1,341,678
RR Donnelley & Sons Co.(a)	148,589	1,367,019
Waste Connections, Inc.	100,889	3,634,022

		21,220,431

Communications Equipment 0.9%
ADTRAN, Inc.(a)	52,169	1,053,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Communications Equipment (continued)
Ciena Corp.*	82,938	$1,298,809
InterDigital, Inc.(a)	33,838	1,468,231
Plantronics, Inc.	34,810	1,431,387
Polycom, Inc.*	143,588	1,583,776
Riverbed Technology, Inc.*	132,047	2,561,712
Tellabs, Inc.	285,008	649,818

		10,047,547

Computers & Peripherals 0.7%
Diebold, Inc.	52,299	1,539,683
Lexmark International, Inc., Class A(a)	53,307	1,282,566
NCR Corp.*	131,374	3,648,256
QLogic Corp.*	75,234	868,953

		7,339,458

Construction & Engineering 1.2%
AECOM Technology Corp.*	89,405	2,286,086
Granite Construction, Inc.	29,411	1,069,384
KBR, Inc.	121,237	3,785,019
Shaw Group, Inc. (The)*	54,642	2,585,660
URS Corp.	63,055	2,615,521

		12,341,670

Construction Materials 0.4%
Martin Marietta Materials, Inc.	37,722	3,724,293

Containers & Packaging 1.5%
AptarGroup, Inc.	54,463	2,806,479
Greif, Inc., Class A	25,144	1,181,265
Packaging Corp. of America	80,398	3,089,695
Rock-Tenn Co., Class A	58,420	4,612,259
Silgan Holdings, Inc.	40,528	1,738,651
Sonoco Products Co.	83,178	2,577,686

		16,006,035

Distributors 0.5%
LKQ Corp.*	244,176	5,467,101

Diversified Consumer Services 0.7%
DeVry, Inc.	46,453	1,169,222
Matthews International Corp., Class A	22,362	732,579
Regis Corp.(a)	47,131	836,575
Service Corp. International	175,634	2,622,216
Sotheby’s(a)	55,462	1,992,195
Strayer Education, Inc.(a)	9,714	552,727

		7,905,514

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	71,591	2,425,503
MSCI, Inc.*	100,327	3,385,033

		5,810,536

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	124,369	3,436,315

Electric Utilities 2.1%
Cleco Corp.	49,864	2,131,686
Great Plains Energy, Inc.	126,404	2,705,046
Hawaiian Electric Industries, Inc.	80,132	2,161,160
IDACORP, Inc.	41,032	1,904,295
NV Energy, Inc.	193,431	3,661,649
OGE Energy Corp.	81,123	4,762,731
PNM Resources, Inc.	65,200	1,392,672
Westar Energy, Inc.	104,273	3,135,489

		21,854,728

Electrical Equipment 1.8%
Acuity Brands, Inc.	34,999	2,407,931
AMETEK, Inc.	199,596	8,181,440
General Cable Corp.*	40,752	1,370,082
Hubbell, Inc., Class B	43,790	3,987,080
Regal-Beloit Corp.	36,565	2,711,660

		18,658,193

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	86,926	3,339,697
Avnet, Inc.*	112,614	3,982,031
Ingram Micro, Inc., Class A*	123,871	2,251,975
Itron, Inc.*	32,163	1,492,042
National Instruments Corp.	77,671	2,205,856
Tech Data Corp.*	31,161	1,586,407
Trimble Navigation Ltd.*	103,659	6,478,687
Vishay Intertechnology, Inc.*(a)	108,790	1,195,602

		22,532,297

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	46,539	2,455,863
CARBO Ceramics, Inc.(a)	16,255	1,302,188
Dresser-Rand Group, Inc.*	62,015	3,786,016
Dril-Quip, Inc.*	30,034	2,435,457
Helix Energy Solutions Group, Inc.*	80,773	1,915,935
Oceaneering International, Inc.	88,652	5,603,693
Oil States International, Inc.*	45,107	3,499,401
Patterson-UTI Energy, Inc.(a)	122,093	2,483,372
Superior Energy Services, Inc.*	130,042	3,247,149
Tidewater, Inc.	41,124	2,022,067
Unit Corp.*	35,704	1,718,433

		30,469,574

Food & Staples Retailing 0.4%
Harris Teeter Supermarkets, Inc.	40,341	1,673,748
SUPERVALU, Inc.(a)	173,800	679,558
United Natural Foods, Inc.*	40,273	2,173,937

		4,527,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Food Products 1.8%
Flowers Foods, Inc.	93,964	$2,525,752
Green Mountain Coffee Roasters, Inc.*(a)	101,233	4,609,138
Hillshire Brands Co.	100,324	3,108,038
Ingredion, Inc.	62,899	4,155,737
Lancaster Colony Corp.	15,990	1,142,645
Post Holdings, Inc.*	26,837	1,019,538
Smithfield Foods, Inc.*	103,165	2,404,776
Tootsie Roll Industries, Inc.(a)	16,997	460,619

		19,426,243

Gas Utilities 1.4%
Atmos Energy Corp.	74,440	2,781,078
National Fuel Gas Co.	68,507	3,726,781
Questar Corp.	143,747	3,339,243
UGI Corp.	92,613	3,263,682
WGL Holdings, Inc.	42,188	1,768,943

		14,879,727

Health Care Equipment & Supplies 2.6%
Cooper Cos., Inc. (The)	39,264	3,979,406
Hill-Rom Holdings, Inc.	50,247	1,667,195
Hologic, Inc.*	219,172	5,225,060
IDEXX Laboratories, Inc.*	44,900	4,274,929
Masimo Corp.	42,932	871,520
ResMed, Inc.(a)	117,542	5,148,340
STERIS Corp.	48,057	1,813,191
Teleflex, Inc.	33,774	2,533,050
Thoratec Corp.*	48,088	1,756,655

		27,269,346

Health Care Providers & Services 3.1%
Community Health Systems, Inc.	75,293	2,885,981
Health Management Associates, Inc., Class A*	210,120	2,193,653
Health Net, Inc.*	67,254	1,829,309
Henry Schein, Inc.*	72,287	6,241,260
HMS Holdings Corp.*	71,275	1,942,956
LifePoint Hospitals, Inc.*	40,495	1,770,036
MEDNAX, Inc.*	40,942	3,502,998
Omnicare, Inc.	90,669	3,531,558
Owens & Minor, Inc.(a)	52,018	1,592,271
Universal Health Services, Inc., Class B	72,682	4,116,708
VCA Antech, Inc.*	71,680	1,548,288
WellCare Health Plans, Inc.*	35,692	1,809,941

		32,964,959

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	140,066	1,551,931

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	33,656	1,620,873
Bob Evans Farms, Inc.	23,174	1,025,913
Brinker International, Inc.	60,223	1,971,701
Cheesecake Factory, Inc. (The)	41,209	1,366,490
International Speedway Corp., Class A	21,071	577,556
Life Time Fitness, Inc.*	33,032	1,675,713
Panera Bread Co., Class A*	23,217	3,710,309
Scientific Games Corp., Class A*	43,540	387,071
Wendy’s Co. (The)	232,195	1,193,482
WMS Industries, Inc.*	45,390	1,123,403

		14,652,511

Household Durables 2.3%
Jarden Corp.*	60,212	3,542,874
KB Home(a)	63,202	1,205,262
M.D.C. Holdings, Inc.	31,934	1,255,645
Mohawk Industries, Inc.*	47,661	4,845,217
NVR, Inc.*	3,769	3,880,789
Tempur-Pedic International, Inc.*	48,738	1,898,832
Toll Brothers, Inc.*	122,796	4,598,710
Tupperware Brands Corp.	45,389	3,458,642

		24,685,971

Household Products 1.0%
Church & Dwight Co., Inc.	114,779	6,633,078
Energizer Holdings, Inc.	50,860	4,425,329

		11,058,407

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	51,670	3,314,630

Information Technology Services 3.4%
Acxiom Corp.*	61,925	1,097,930
Alliance Data Systems Corp.*(a)	40,957	6,454,823
Broadridge Financial Solutions, Inc.	99,923	2,355,185
Convergys Corp.	90,189	1,535,017
CoreLogic, Inc.*	80,457	2,111,192
DST Systems, Inc.	25,309	1,694,185
Gartner, Inc.*	76,953	3,963,849
Global Payments, Inc.	64,581	3,181,260
Jack Henry & Associates, Inc.	70,467	2,922,971
Lender Processing Services, Inc.	70,066	1,684,387
ManTech International Corp., Class A(a)	19,700	485,999
NeuStar, Inc., Class A*	54,767	2,472,182
VeriFone Systems, Inc.*	89,000	3,090,080
WEX, Inc.*	31,808	2,500,427

		35,549,487

Insurance 4.5%
Alleghany Corp.*	13,921	5,019,773
American Financial Group, Inc.	62,012	2,639,231
Arthur J. Gallagher & Co.	102,204	3,776,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Insurance (continued)
Aspen Insurance Holdings Ltd.	58,557	$1,997,379
Brown & Brown, Inc.	96,920	2,649,793
Everest Re Group Ltd.	42,482	4,919,840
Fidelity National Financial, Inc., Class A	174,029	4,368,128
First American Financial Corp.	88,098	2,104,661
Hanover Insurance Group, Inc. (The)	36,876	1,532,567
HCC Insurance Holdings, Inc.	83,240	3,219,723
Kemper Corp.	45,048	1,500,549
Mercury General Corp.	28,430	1,125,828
Old Republic International Corp.	199,140	2,270,196
Protective Life Corp.	65,402	2,069,319
Reinsurance Group of America, Inc.	60,686	3,482,770
StanCorp Financial Group, Inc.	36,343	1,413,379
W.R. Berkley Corp.	90,268	3,716,334

		47,805,908

Internet & Catalog Retail 0.2%
HSN, Inc.	30,038	1,790,265

Internet Software & Services 1.8%
AOL, Inc.*	69,094	2,117,731
Equinix, Inc.*	39,942	8,604,705
Monster Worldwide, Inc.*	97,618	566,185
Rackspace Hosting, Inc.*	89,998	6,781,349
ValueClick, Inc.*	58,258	1,192,541

		19,262,511

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	52,725	4,591,820

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	16,589	1,887,662
Charles River Laboratories International, Inc.*	40,117	1,657,635
Covance, Inc.*	44,972	3,000,082
Mettler-Toledo International, Inc.*	25,176	5,350,655
Techne Corp.	28,573	2,048,113

		13,944,147

Machinery 5.5%
AGCO Corp.*	79,696	4,223,888
CLARCOR, Inc.	41,152	2,076,530
Crane Co.	39,221	1,972,032
Donaldson Co., Inc.	110,759	4,165,646
Gardner Denver, Inc.	40,351	2,839,500
Graco, Inc.	49,862	2,852,106
Harsco Corp.	66,030	1,683,105
IDEX Corp.	67,709	3,378,002
ITT Corp.	76,500	1,964,520
Kennametal, Inc.	65,582	2,689,518
Lincoln Electric Holdings, Inc.	68,115	3,673,442
Nordson Corp.	46,345	3,133,849
Oshkosh Corp.*	75,090	2,942,026
SPX Corp.	41,878	3,125,355
Terex Corp.*	90,543	2,931,782
Timken Co.	65,231	3,497,034
Trinity Industries, Inc.	65,204	2,588,599
Valmont Industries, Inc.	19,324	2,815,893
Wabtec Corp.	39,348	3,683,760
Woodward, Inc.	49,283	1,892,960

		58,129,547

Marine 0.4%
Kirby Corp.*	45,780	3,234,357
Matson, Inc.	34,551	947,043

		4,181,400

Media 1.2%
AMC Networks, Inc., Class A*	47,101	2,683,344
Cinemark Holdings, Inc.	83,775	2,357,428
DreamWorks Animation SKG, Inc., Class A*(a)	58,479	1,018,119
John Wiley & Sons, Inc., Class A	38,775	1,485,083
Lamar Advertising Co., Class A*	45,427	1,937,007
Meredith Corp.(a)	29,741	1,078,409
New York Times Co. (The), Class A*	99,353	880,268
Scholastic Corp.	21,625	641,398
Valassis Communications, Inc.(a)	31,857	893,907

		12,974,963

Metals & Mining 1.6%
Carpenter Technology Corp.	36,472	1,908,580
Commercial Metals Co.	94,994	1,581,650
Compass Minerals International, Inc.	27,087	1,951,618
Reliance Steel & Aluminum Co.	62,080	4,017,817
Royal Gold, Inc.	53,431	3,989,693
Steel Dynamics, Inc.	179,638	2,732,294
Worthington Industries, Inc.	42,981	1,181,118

		17,362,770

Multiline Retail 0.1%
Saks, Inc.*(a)	84,444	912,840

Multi-Utilities 1.1%
Alliant Energy Corp.	91,037	4,173,136
Black Hills Corp.	36,121	1,457,482
MDU Resources Group, Inc.	154,698	3,607,558
Vectren Corp.	67,180	2,120,201

		11,358,377

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	41,834	1,810,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels 3.2%
Alpha Natural Resources, Inc.*	180,809	$1,601,968
Arch Coal, Inc.(a)	173,667	1,236,509
Bill Barrett Corp.*	39,222	626,375
Cimarex Energy Co.	71,102	4,540,574
Energen Corp.	59,541	2,866,304
Forest Oil Corp.*	96,182	669,427
HollyFrontier Corp.	166,406	8,689,721
Northern Oil and Gas, Inc.*(a)	48,831	807,665
Plains Exploration & Production Co.*	105,952	5,059,208
Quicksilver Resources, Inc.*(a)	100,897	276,458
Rosetta Resources, Inc.*	43,323	2,296,985
SM Energy Co.	54,229	3,153,958
World Fuel Services Corp.	59,536	2,566,597

		34,391,749

Paper & Forest Products 0.4%
Domtar Corp.	28,845	2,400,769
Louisiana-Pacific Corp.*	113,160	2,198,699

		4,599,468

Pharmaceuticals 0.3%
Endo Health Solutions, Inc.*	93,346	2,955,334

Professional Services 0.8%
Corporate Executive Board Co. (The)	27,407	1,373,365
FTI Consulting, Inc.*	34,371	1,117,057
Manpower, Inc.	64,255	3,309,132
Towers Watson & Co., Class A	46,783	2,857,506

		8,657,060

Real Estate Investment Trusts (REITs) 9.6%
Alexandria Real Estate Equities, Inc.	52,329	3,793,853
American Campus Communities, Inc.	85,967	4,003,483
BioMed Realty Trust, Inc.	126,215	2,568,475
BRE Properties, Inc.	62,906	3,200,657
Camden Property Trust	69,106	4,795,265
Corporate Office Properties Trust	66,795	1,767,396
Duke Realty Corp.	255,317	3,934,435
Equity One, Inc.	50,826	1,149,176
Essex Property Trust, Inc.	30,011	4,615,092
Extra Space Storage, Inc.	84,168	3,353,253
Federal Realty Investment Trust	53,091	5,619,682
Highwoods Properties, Inc.	64,290	2,314,440
Home Properties, Inc.	42,031	2,583,646
Hospitality Properties Trust	101,110	2,549,994
Liberty Property Trust	97,155	3,805,561
Macerich Co. (The)	112,226	6,702,137
Mack-Cali Realty Corp.	67,901	1,844,870
National Retail Properties, Inc.	90,302	2,891,470
Omega Healthcare Investors, Inc.	91,764	2,345,488
Potlatch Corp.	33,028	1,433,085
Rayonier, Inc.	101,216	5,449,469
Realty Income Corp.	146,765	6,410,695
Regency Centers Corp.	74,269	3,700,824
Senior Housing Properties Trust	153,174	3,689,962
SL Green Realty Corp.	74,080	5,954,550
Taubman Centers, Inc.	50,517	4,117,136
UDR, Inc.	205,476	4,908,822
Weingarten Realty Investors	92,074	2,655,414

		102,158,330

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	35,395	1,189,272
Jones Lang LaSalle, Inc.	36,058	3,322,384

		4,511,656

Road & Rail 2.0%
Con-way, Inc.	45,660	1,432,811
Genesee & Wyoming, Inc., Class A*	35,787	3,026,864
J.B. Hunt Transport Services, Inc.	74,811	5,032,536
Kansas City Southern	90,394	8,416,585
Landstar System, Inc.	37,965	2,165,524
Werner Enterprises, Inc.	36,390	859,532

		20,933,852

Semiconductors & Semiconductor Equipment 2.0%
Atmel Corp.*	359,529	2,408,844
Cree, Inc.*	95,549	4,122,939
Cypress Semiconductor Corp.*	108,672	1,116,061
Fairchild Semiconductor International, Inc.*	104,198	1,539,005
Integrated Device Technology, Inc.*	117,016	846,026
International Rectifier Corp.*	56,636	1,103,836
Intersil Corp., Class A	104,349	902,619
MEMC Electronic Materials, Inc.*	190,592	792,863
RF Micro Devices, Inc.*	227,635	1,138,175
Semtech Corp.*	54,590	1,646,434
Silicon Laboratories, Inc.*	31,715	1,384,043
Skyworks Solutions, Inc.*	159,612	3,821,111

		20,821,956

Software 4.2%
ACI Worldwide, Inc.*	32,552	1,547,522
Advent Software, Inc.*	25,666	632,667
ANSYS, Inc.*	76,105	5,601,328
Cadence Design Systems, Inc.*	229,944	3,203,120
Compuware Corp.*	176,024	2,045,399
Concur Technologies, Inc.*	37,114	2,482,927
FactSet Research Systems, Inc.(a)	33,461	3,095,812
Fair Isaac Corp.	28,963	1,305,362
Informatica Corp.*	88,771	3,285,415
Mentor Graphics Corp.*	77,868	1,333,879

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Software (continued)
MICROS Systems, Inc.*	65,672	$3,022,882
PTC, Inc.*	97,845	2,268,047
Rovi Corp.*	85,394	1,476,462
SolarWinds, Inc.*	50,199	2,731,829
Solera Holdings, Inc.	56,410	3,091,832
Synopsys, Inc.*	122,311	4,090,080
TIBCO Software, Inc.*	127,464	2,987,756

		44,202,319

Specialty Retail 4.1%
Aaron’s, Inc.	58,184	1,725,156
Advance Auto Parts, Inc.	60,214	4,426,933
Aeropostale, Inc.*	64,653	874,755
American Eagle Outfitters, Inc.	147,956	2,990,191
Ann, Inc.*	40,109	1,236,962
Ascena Retail Group, Inc.*	103,023	1,746,240
Barnes & Noble, Inc.*(a)	31,175	415,875
Cabela’s, Inc.*	38,255	1,974,723
Chico’s FAS, Inc.	137,294	2,461,681
Dick’s Sporting Goods, Inc.	80,622	3,836,801
Foot Locker, Inc.	123,838	4,253,835
Guess?, Inc.	50,601	1,370,781
Office Depot, Inc.*	231,854	1,003,928
Rent-A-Center, Inc.	48,646	1,735,689
Signet Jewelers Ltd.	66,545	4,164,386
Tractor Supply Co.	57,866	5,998,968
Williams-Sonoma, Inc.	70,898	3,119,512

		43,336,416

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.*	41,534	2,501,593
Deckers Outdoor Corp.*(a)	29,132	1,163,823
Hanesbrands, Inc.*	80,417	3,014,029
PVH Corp.	58,034	6,898,502
Under Armour, Inc., Class A*	63,637	3,237,214
Warnaco Group, Inc. (The)*	33,603	2,460,076

		19,275,237

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	67,420	656,671
New York Community Bancorp, Inc.	360,556	4,813,422
Washington Federal, Inc.	87,508	1,539,266

		7,009,359

Tobacco 0.1%
Universal Corp.(a)	19,050	1,035,939

Trading Companies & Distributors 1.0%
GATX Corp.	38,318	1,814,357
MSC Industrial Direct Co., Inc., Class A	37,992	3,005,927
United Rentals, Inc.*	75,977	3,845,956
Watsco, Inc.	24,538	1,848,938

		10,515,178

Water Utilities 0.3%
Aqua America, Inc.	114,996	3,131,341

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	83,405	2,109,312

Total Common Stocks (cost $833,874,673)		1,049,204,898

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(b)	15,319,413	15,319,413

Total Mutual Fund (cost $15,319,413)		15,319,413

Repurchase Agreements 4.0%

	Principal Amount	Market Value
BNP Paribas Securities, Corp., 0.14%, dated 01/31/13, due 02/01/13, repurchase price $40,000,156, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 07. 13%, maturing 05/29/13 - 11/07/36; total market value $40,800,047.(c)	$40,000,000	40,000,000
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $2,225,996, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 9.00%, maturing 04/15/13 - 01/20/43; total market value $2,270,514.(c)	2,225,987	2,225,987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $42,225,987)	$42,225,987

Total Investments (cost $891,420,073) (d) — 104.3%	1,106,750,298
Liabilities in excess of other assets — (4.3%)	(45,206,902)

NET ASSETS — 100.0%	$1,061,543,396

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $40,980,167.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $42,225,987.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $909,258,836, tax unrealized appreciation and depreciation were $247,259,023 and $(49,767,561), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust
SL	Limited

At January 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
119	S&P MID 400 E-Mini	03/15/13	$12,985,280	$381,364

At January 31, 2013, the Fund had $561,600 segregated as collateral with the broker for open Futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,049,204,898	$—	$—	$1,049,204,898
Futures Contracts	381,364	—	—	381,364
Mutual Fund	15,319,413	—	—	15,319,413
Repurchase Agreements	—	42,225,987	—	42,225,987

Total	$1,064,905,675	$42,225,987	$—	$1,107,131,662

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$381,364

Total		$381,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 7.9%

	Principal Amount	Market Value
Banking 0.6%
HLSS Servicer Advance Receivables Trust, Series 2012-MM1, Class A, 0.65%, 09/16/13(a)(b)	$9,230,769	$9,230,769

Finance-Automotive 3.1%
Ally Auto Receivables Trust, Series 2012-SN1, Class A1, 0.25%, 09/20/13	1,575,391	1,575,391
Hyundai Auto Receivables Trust, Series 2013-A, Class A1, 0.20%, 02/18/14	20,000,000	20,000,000
Santander Drive Auto Receivables Trust Series 2012-5, Class A1, 0.34%, 08/15/13	357,389	357,389
Series 2012-6, Class A1, 0.30%, 10/15/13	2,891,254	2,891,255
SMART ABS, Series 2013-1US, Class A1, 0.23%, 01/14/14	20,000,000	20,000,000

		44,824,035

Finance-Commercial 3.7%
Fairway Finance Co. LLC 0.24%, 06/17/13(b)(c)	30,000,000	30,000,000
0.24%, 07/18/13(b)(c)	14,000,000	14,000,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A1, 0.29%, 10/21/13(b)	6,628,229	6,628,229
MMAF Equipment Finance LLC, Series 2012-A, Class A1, 0.35%, 07/10/13(b)	2,537,050	2,537,050

		53,165,279

Finance-Retail 0.5%
Arkle Master Issuer PLC, Series 2012-1, Class 1A, 0.41%, 02/19/13(b)(c)	5,000,000	5,000,000
Fosse Master Issuer PLC, Series 2012-1, Class A1, 0.39%, 04/18/13(b)(c)	2,500,000	2,500,000

		7,500,000

Total Asset-Backed Securities (cost $114,720,083)		114,720,083

Certificates of Deposit 6.4%

	Principal Amount	Market Value
Banking 5.7%
Bank of Montreal, 0.37%, 02/12/14(c)	$13,000,000	$13,000,000
Royal Bank of Canada, Montreal 0.38%, 02/06/13(c)	10,000,000	10,000,000
0.45%, 05/22/13(c)	44,000,000	44,000,000
Toronto Dominion Bank 0.30%, 07/26/13(c)	5,000,000	5,000,000
0.31%, 09/13/13(c)	10,000,000	10,000,000

		82,000,000

Commercial Banks 0.7%
Credit Agricole SA, 0.30%, 03/15/13	10,000,000	10,000,000

Total Certificates of Deposit (cost $92,000,000)		92,000,000

Commercial Paper 49.4%

	Principal Amount	Market Value
Banking 3.8%
ASB Finance Ltd., 0.29%, 05/16/13(b)	20,000,000	19,983,244
Societe Generale North America, Inc., 0.32%, 02/01/13	15,000,000	15,000,000
Westpac Banking Corp. Ltd., 0.25%, 05/29/13(c)	20,000,000	20,000,000

		54,983,244

Commercial Banks 1.9%
Credit Agricole North America, Inc., 0.27%, 03/22/13	28,000,000	27,989,710

Diversified Financial Services 5.0%
Market Street Funding LLC 0.19%, 04/12/13(b)	30,000,000	29,988,916
0.19%, 04/25/13(b)	42,000,000	41,981,602

		71,970,518

Electric Utilities 2.4%
Electricite de France SA 0.30%, 03/07/13(b)	950,000	949,731
0.29%, 04/18/13(b)	34,000,000	33,979,199

		34,928,930

Finance-Automotive 9.4%
FCAR Owner Trust 0.22%, 02/01/13	10,000,000	10,000,000
0.40%, 03/20/13	22,000,000	21,988,511
0.29%, 04/09/13	18,000,000	17,990,285
0.34%, 07/01/13	850,000	848,796
0.34%, 07/15/13	11,000,000	10,982,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Automotive (continued)
Toyota Motor Credit Corp. 0.24%, 02/06/13	$13,000,000	$12,999,567
0.24%, 02/12/13	45,000,000	44,996,700
0.34%, 02/19/13	3,700,000	3,699,371
0.23%, 07/08/13	13,000,000	12,986,960

		136,493,152

Finance-Commercial 2.9%
Caterpillar Financial Services Corp., 0.20%, 03/25/13	10,000,000	9,997,111
General Electric Capital Corp. 0.32%, 02/19/13	21,500,000	21,496,560
0.20%, 06/14/13	10,000,000	9,992,611

		41,486,282

Finance-Retail 14.3%
Chariot Funding LLC 0.21%, 02/27/13(b)	20,000,000	19,996,967
0.23%, 03/06/13(b)	6,000,000	5,998,735
0.33%, 03/08/13(b)	32,300,000	32,289,637
0.21%, 03/12/13(b)	18,000,000	17,995,905
Jupiter Securitization Co. LLC
0.21%, 03/18/13(b)	14,000,000	13,996,325
0.20%, 04/08/13(b)	1,000,000	999,633
0.28%, 04/29/13(b)	27,000,000	26,981,730
0.32%, 05/08/13(b)	33,000,000	32,971,840
Salisbury Receivables Co. LLC
0.25%, 02/21/13(b)	25,000,000	24,996,528
0.25%, 02/22/13(b)	20,000,000	19,997,084
0.21%, 04/22/13(b)	10,000,000	9,995,333

		206,219,717

Food & Beverage 2.6%
Coca-Cola Co. (The), 0.20%, 02/08/13(b)	15,000,000	14,999,417
Nestle Capital Corp., 0.37%, 09/05/13(b)	23,000,000	22,948,940

		37,948,357

Sovereign 7.1%
Caisse des Depots et Consignations, 0.30%, 02/28/13	35,000,000	34,992,125
Kells Funding, LLC 0.29%, 04/03/13(b)	5,000,000	4,997,543
0.36%, 04/23/13(b)	5,000,000	4,995,950
0.34%, 05/02/13(b)	15,000,000	14,987,250
0.33%, 05/08/13(b)	20,000,000	19,982,400
0.30%, 07/17/13(b)	22,000,000	21,969,567

		101,924,835

Total Commercial Paper (cost $713,944,745)		713,944,745

Corporate Bonds 9.0%

	Principal Amount	Market Value
Banking 5.2%
Bank of America N.A. 0.30%, 02/19/13	$20,000,000	$20,000,000
0.30%, 02/19/13	20,000,000	20,000,000
0.30%, 02/27/13	20,000,000	20,000,000
Wells Fargo Bank, N.A., 0.38%, 02/21/14(c)	15,000,000	15,000,000

		75,000,000

Diversified 0.8%
General Electric Co., 5.00%, 02/01/13	12,000,000	12,000,000

Finance-Commercial 0.8%
General Electric Capital Corp., 4.80%, 05/01/13	10,598,000	10,703,692

Insurance 1.0%
Metropolitan Life Insurance Co., 0.56%, 02/14/13(a)(c)	15,000,000	15,000,000

Pharmaceuticals and Health Care 1.2%
Merck & Co., Inc., 5.30%, 12/01/13(c)	16,820,000	17,517,909

Total Corporate Bonds (cost $130,221,601)		130,221,601

Municipal Bonds 6.3%

	Principal Amount	Market Value
Illinois 1.4%
Illinois State, 0.19%, 02/01/13(b)(c)	20,000,000	20,000,000

Other Territories 4.9%
BlackRock Investment Quality Municipal Trust, Inc., 0.19%, 02/01/13(b)(c)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, 0.19%, 02/01/13(b)(c)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $90,505,000)		90,505,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Money Market Fund (Continued)

U.S. Government Sponsored & Agency Obligation 0.4%

	Principal Amount	Market Value
Government Agency Securities 0.4%
Federal National Mortgage Association, 4.63%, 10/15/13	$5,625,000	$5,799,865

Total U.S. Government Sponsored & Agency Obligation (cost $5,799,865)		5,799,865

Mutual Fund 5.6%

	Shares	Market Value
Asset Management 5.6%
Federated Prime Obligations Fund,
Institutional Shares, 0.09% (d)	80,974,914	80,974,914

Total Mutual Fund (cost $80,974,914)		80,974,914

U.S. Treasury Note 2.1%

	Principal Amount	Market Value
U.S. Treasury Note, 1.75%, 04/15/13	$30,000,000	30,090,017

Total U.S. Treasury Note (cost $30,090,017)		30,090,017

Repurchase Agreement 11.1%

	Principal Amount	Market Value
RBS Securities, Inc., 0.13%,dated 01/31/13, due 02/01/13, repurchase price $159,706,577, collateralized by U.S. Government Treasury Securities ranging from 1.88% – 2.63%, maturing 04/30/14 – 11/30/14; total market value $162,901,966.	159,706,000	159,706,000

Total Repurchase Agreement (cost $159,706,000)		159,706,000

Total Investments (cost $1,417,962,225) (e) — 98.2%		1,417,962,225
Other assets in excess of liabilities — 1.8%		25,473,672

NET ASSETS — 100.0%		$1,443,435,897

(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $598,384,524 which represents 41.46% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(d)	Represents 7-day effective yield as of January 31, 2013.
(e)	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,417,962,225, tax unrealized appreciation and depreciation were $0 and $0, respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$114,720,083	$—	$114,720,083
Certificates of Deposit	—	92,000,000	—	92,000,000
Commercial Paper	—	713,944,745	—	713,944,745
Corporate Bonds	—	130,221,601	—	130,221,601
Municipal Bonds	—	90,505,000	—	90,505,000
Mutual Fund	80,974,914	—	—	80,974,914
Repurchase Agreement	—	159,706,000	—	159,706,000
U.S. Government Sponsored & Agency Obligation	—	5,799,865	—	5,799,865
U.S. Treasury Note	—	30,090,017	—	30,090,017

Total	$80,974,914	$1,336,987,311	$—	$1,417,962,225

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 91.1%

	Shares	Market Value
Alternative Assets 38.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	1,057,855	$10,483,341

Total Alternative Assets (cost $10,311,583)		10,483,341

Equity Funds 15.5%
Nationwide International Index Fund, Institutional Class (a)	78,695	592,576
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	37,172	589,543
Nationwide S&P 500 Index Fund, Institutional Class (a)	249,909	3,091,373

Total Equity Funds (cost $3,763,558)		4,273,492

Fixed Income Funds 31.6%
Nationwide Bond Index Fund, Institutional Class (a)	398,247	4,631,616
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	409,477	4,070,203

Total Fixed Income Funds (cost $8,774,173)		8,701,819

Money Market Fund 5.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,632,904	1,632,904

Total Money Market Fund (cost $1,632,904)		1,632,904

Total Mutual Funds (cost $24,482,218)		25,091,556

Exchange Traded Funds 8.9%

	Shares	Market Value
Fixed Income Funds 8.9%
iShares Barclays 1-3 Year Credit Bond Fund	11,640	1,229,184
iShares Barclays 1-3 Year Treasury Bond Fund	14,508	1,224,910

Total Exchange Traded Funds (cost $2,444,445)		2,454,094

Total Investments (cost $26,926,663) (c) — 100.0%		27,545,650
Liabilities in excess of other assets — 0.0%†		(13,063)

NET ASSETS — 100.0%		$27,532,587

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	At January 31, 2013, the tax basis cost of the Fund’s investments was $27,196,782, tax unrealized appreciation and depreciation were $447,064 and $(98,196), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 2.3%
Boeing Co. (The)	133,670	$9,874,203
General Dynamics Corp.	65,456	4,339,733
Honeywell International, Inc.	154,291	10,528,818
L-3 Communications Holdings, Inc.	18,552	1,408,468
Lockheed Martin Corp.	52,914	4,596,639
Northrop Grumman Corp.	48,294	3,141,042
Precision Castparts Corp.	28,669	5,257,895
Raytheon Co.	64,910	3,419,459
Rockwell Collins, Inc.(a)	27,504	1,619,435
Textron, Inc.	55,853	1,606,332
United Technologies Corp.	166,085	14,544,063

		60,336,087

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	31,744	2,099,866
Expeditors International of Washington, Inc.	41,347	1,773,786
FedEx Corp.	57,599	5,843,418
United Parcel Service, Inc., Class B	140,965	11,177,115

		20,894,185

Airlines 0.1%
Southwest Airlines Co.	145,343	1,629,295

Auto Components 0.3%
BorgWarner, Inc.*	23,037	1,708,885
Delphi Automotive PLC*	58,141	2,247,731
Goodyear Tire & Rubber Co. (The)*	48,696	670,057
Johnson Controls, Inc.	134,407	4,178,713

		8,805,386

Automobiles 0.5%
Ford Motor Co.	751,111	9,726,888
Harley-Davidson, Inc.	44,801	2,348,468

		12,075,356

Beverages 2.3%
Beam, Inc.	31,399	1,926,015
Brown-Forman Corp., Class B	29,765	1,925,795
Coca-Cola Co. (The)	759,851	28,296,851
Coca-Cola Enterprises, Inc.	53,207	1,855,328
Constellation Brands, Inc., Class A*	29,799	964,296
Dr Pepper Snapple Group, Inc.	40,944	1,845,346
Molson Coors Brewing Co., Class B	30,901	1,396,107
Monster Beverage Corp.*	29,402	1,408,356
PepsiCo, Inc.	304,726	22,199,289

		61,817,383

Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	38,259	3,595,963
Amgen, Inc.	151,175	12,919,416
Biogen Idec, Inc.*	46,598	7,273,016
Celgene Corp.*	83,343	8,247,623
Gilead Sciences, Inc.*	298,454	11,774,010

		43,810,028

Building Products 0.0%†
Masco Corp.	69,969	1,286,730

Capital Markets 2.1%
Ameriprise Financial, Inc.	40,571	2,690,669
Bank of New York Mellon Corp. (The)	230,263	6,253,943
BlackRock, Inc.	24,722	5,841,314
Charles Schwab Corp. (The)	215,365	3,559,984
E*TRADE Financial Corp.*	51,361	544,940
Franklin Resources, Inc.	27,159	3,717,524
Goldman Sachs Group, Inc. (The)	87,030	12,868,256
Invesco Ltd.	87,520	2,384,920
Legg Mason, Inc.	23,092	638,494
Morgan Stanley	271,752	6,209,533
Northern Trust Corp.	43,019	2,214,188
State Street Corp.	91,597	5,097,373
T. Rowe Price Group, Inc.	50,192	3,586,218

		55,607,356

Chemicals 2.5%
Air Products & Chemicals, Inc.	41,914	3,664,541
Airgas, Inc.	13,834	1,317,550
CF Industries Holdings, Inc.	12,422	2,846,750
Dow Chemical Co. (The)	236,190	7,605,318
E.I. du Pont de Nemours & Co.	183,653	8,714,335
Eastman Chemical Co.	30,315	2,156,912
Ecolab, Inc.	52,017	3,766,031
FMC Corp.	26,982	1,658,583
International Flavors & Fragrances, Inc.	15,958	1,123,922
LyondellBasell Industries NV, Class A	74,904	4,750,412
Monsanto Co.	105,293	10,671,446
Mosaic Co. (The)	54,356	3,329,305
PPG Industries, Inc.(a)	28,142	3,879,937
Praxair, Inc.	58,591	6,466,689
Sherwin-Williams Co. (The)	16,878	2,736,599
Sigma-Aldrich Corp.	23,685	1,831,561

		66,519,891

Commercial Banks 2.7%
BB&T Corp.	138,074	4,180,881
Comerica, Inc.	37,288	1,281,216
Fifth Third Bancorp	176,904	2,881,766
First Horizon National Corp.	49,204	502,373
Huntington Bancshares, Inc.	170,095	1,183,861
KeyCorp	184,122	1,730,747
M&T Bank Corp.(a)	23,943	2,458,707
PNC Financial Services Group, Inc.	104,030	6,429,054
Regions Financial Corp.	277,420	2,158,327
SunTrust Banks, Inc.	105,838	3,002,624
U.S. Bancorp	370,453	12,261,994
Wells Fargo & Co.	964,425	33,590,923
Zions Bancorporation	35,817	835,252

		72,497,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.6%
ADT Corp. (The)	45,766	$2,173,885
Avery Dennison Corp.	19,908	766,657
Cintas Corp.	21,075	890,630
Iron Mountain, Inc.	32,636	1,116,478
Pitney Bowes, Inc.(a)	39,764	572,999
Republic Services, Inc.	58,738	1,873,155
Stericycle, Inc.*	16,998	1,603,761
Tyco International Ltd.	91,697	2,772,000
Waste Management, Inc.	85,645	3,115,765

		14,885,330

Communications Equipment 2.0%
Cisco Systems, Inc.	1,045,762	21,511,324
F5 Networks, Inc.*	15,494	1,625,011
Harris Corp.	22,300	1,030,260
JDS Uniphase Corp.*	45,985	667,242
Juniper Networks, Inc.*	101,647	2,274,860
Motorola Solutions, Inc.	55,286	3,228,150
QUALCOMM, Inc.	335,642	22,162,441

		52,499,288

Computers & Peripherals 4.3%
Apple, Inc.(b)	185,296	84,367,122
Dell, Inc.	288,288	3,816,933
EMC Corp.*	414,925	10,211,305
Hewlett-Packard Co.	387,761	6,401,934
NetApp, Inc.*	70,628	2,542,608
SanDisk Corp.*	47,697	2,384,373
Seagate Technology PLC	66,239	2,250,801
Western Digital Corp.	43,078	2,024,666

		113,999,742

Construction & Engineering 0.2%
Fluor Corp.	32,694	2,119,552
Jacobs Engineering Group, Inc.*	25,433	1,223,582
Quanta Services, Inc.*	42,094	1,219,463

		4,562,597

Construction Materials 0.1%
Vulcan Materials Co.	25,445	1,439,169

Consumer Finance 0.9%
American Express Co.	191,809	11,280,287
Capital One Financial Corp.	114,561	6,452,076
Discover Financial Services	99,477	3,818,922
SLM Corp.	90,754	1,532,835

		23,084,120

Containers & Packaging 0.1%
Ball Corp.	30,255	1,346,952
Bemis Co., Inc.	20,444	729,442
Owens-Illinois, Inc.*	32,857	781,997
Sealed Air Corp.	38,247	715,984

		3,574,375

Distributors 0.1%
Genuine Parts Co.	30,491	2,074,303

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	20,011	404,623
H&R Block, Inc.	53,269	1,212,935

		1,617,558

Diversified Financial Services 3.5%
Bank of America Corp.	2,122,969	24,032,009
Citigroup, Inc.	577,621	24,352,501
CME Group, Inc.	60,503	3,499,494
IntercontinentalExchange, Inc.*	14,287	1,982,321
JPMorgan Chase & Co.	748,776	35,229,911
Leucadia National Corp.	39,150	996,367
Moody’s Corp.	38,169	2,092,425
NASDAQ OMX Group, Inc. (The)	23,443	663,906
NYSE Euronext	47,941	1,657,320

		94,506,254

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,118,904	38,926,670
CenturyLink, Inc.(a)	122,939	4,972,883
Frontier Communications Corp.(a)	198,325	906,345
Verizon Communications, Inc.	562,141	24,514,969
Windstream Corp.(a)	115,089	1,120,967

		70,441,834

Electric Utilities 2.0%
American Electric Power Co., Inc.	95,754	4,336,699
Duke Energy Corp.	138,705	9,534,582
Edison International	64,037	3,085,943
Entergy Corp.	34,856	2,251,698
Exelon Corp.	168,401	5,294,527
FirstEnergy Corp.	82,193	3,327,995
NextEra Energy, Inc.	83,357	6,005,872
Northeast Utilities	61,683	2,512,349
Pepco Holdings, Inc.	44,717	872,876
Pinnacle West Capital Corp.	21,404	1,142,545
PPL Corp.	114,822	3,477,958
Southern Co. (The)	172,354	7,623,217
Xcel Energy, Inc.	95,832	2,662,213

		52,128,474

Electrical Equipment 0.7%
Eaton Corp. PLC	91,055	5,185,582
Emerson Electric Co.	142,538	8,160,301
Rockwell Automation, Inc.	27,460	2,449,157
Roper Industries, Inc.	19,410	2,279,705

		18,074,745

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	31,648	2,138,455
Corning, Inc.	291,070	3,492,840
FLIR Systems, Inc.	29,764	707,490
Jabil Circuit, Inc.	37,098	701,523
Molex, Inc.(a)	27,348	742,772
TE Connectivity Ltd.	83,287	3,238,199

		11,021,279

Energy Equipment & Services 2.0%
Baker Hughes, Inc.	86,385	3,863,137
Cameron International Corp.*	48,407	3,064,647
Diamond Offshore Drilling, Inc.(a)	13,797	1,036,017
Ensco PLC, Class A	45,608	2,899,301
FMC Technologies, Inc.*	46,818	2,216,832
Halliburton Co.	182,882	7,439,640
Helmerich & Payne, Inc.	20,678	1,330,423
Nabors Industries Ltd.*	57,661	961,209

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	84,085	$6,234,062
Noble Corp.	49,541	2,006,410
Rowan Cos. PLC, Class A*	24,413	841,760
Schlumberger Ltd.	261,489	20,409,216

		52,302,654

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	85,168	8,716,093
CVS Caremark Corp.	245,612	12,575,334
Kroger Co. (The)	101,277	2,805,373
Safeway, Inc.(a)	46,975	904,269
Sysco Corp.	115,911	3,682,492
Walgreen Co.	169,193	6,760,952
Wal-Mart Stores, Inc.	329,500	23,048,525
Whole Foods Market, Inc.	33,974	3,269,998

		61,763,036

Food Products 1.7%
Archer-Daniels-Midland Co.	129,439	3,692,895
Campbell Soup Co.(a)	35,193	1,291,935
ConAgra Foods, Inc.	80,487	2,631,120
Dean Foods Co.*	36,104	661,064
General Mills, Inc.	126,908	5,322,522
H.J. Heinz Co.	63,274	3,836,303
Hershey Co. (The)	29,482	2,342,345
Hormel Foods Corp.	26,661	922,737
J.M. Smucker Co. (The)	21,495	1,905,102
Kellogg Co.	48,517	2,838,244
Kraft Foods Group, Inc.	116,675	5,392,718
McCormick & Co., Inc., Non-Voting Shares	26,009	1,621,661
Mead Johnson Nutrition Co.	40,050	3,043,800
Mondelez International, Inc., Class A	350,007	9,726,695
Tyson Foods, Inc., Class A	56,736	1,255,000

		46,484,141

Gas Utilities 0.1%
AGL Resources, Inc.	23,343	975,737
ONEOK, Inc.	40,248	1,892,059

		2,867,796

Health Care Equipment & Supplies 2.2%
Abbott Laboratories	311,344	10,548,335
Baxter International, Inc.	108,200	7,340,288
Becton, Dickinson and Co.	38,820	3,262,433
Boston Scientific Corp.*	270,763	2,022,600
C.R. Bard, Inc.	15,062	1,537,378
CareFusion Corp.*	44,015	1,366,226
Covidien PLC	93,280	5,815,075
DENTSPLY International, Inc.	27,872	1,163,935
Edwards Lifesciences Corp.*	22,730	2,044,109
Intuitive Surgical, Inc.*	7,848	4,507,734
Medtronic, Inc.	199,261	9,285,563
St. Jude Medical, Inc.	60,755	2,472,728
Stryker Corp.	56,827	3,560,211
Varian Medical Systems, Inc.*	21,487	1,518,056
Zimmer Holdings, Inc.	34,208	2,551,917

		58,996,588

Health Care Providers & Services 1.9%
Aetna, Inc.	65,686	3,168,036
AmerisourceBergen Corp.	46,426	2,106,348
Cardinal Health, Inc.	67,041	2,937,066
Cigna Corp.	56,303	3,284,717
Coventry Health Care, Inc.	26,263	1,203,633
DaVita HealthCare Partners, Inc.*	16,536	1,908,420
Express Scripts Holding Co.*	160,794	8,589,615
Humana, Inc.	31,194	2,319,586
Laboratory Corp of America Holdings*	18,624	1,666,848
McKesson Corp.	46,585	4,902,140
Patterson Cos., Inc.	16,741	604,852
Quest Diagnostics, Inc.	31,155	1,805,432
Tenet Healthcare Corp.*	21,199	823,157
UnitedHealth Group, Inc.	201,248	11,110,902
WellPoint, Inc.	59,679	3,868,393

		50,299,145

Health Care Technology 0.1%
Cerner Corp.*	28,602	2,361,095

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	87,884	3,402,868
Chipotle Mexican Grill, Inc.*	6,212	1,907,146
Darden Restaurants, Inc.	25,490	1,185,285
International Game Technology	52,388	805,204
Marriott International, Inc., Class A	48,530	1,940,229
McDonald’s Corp.	197,785	18,846,933
Starbucks Corp.	146,508	8,222,029
Starwood Hotels & Resorts Worldwide, Inc.	38,622	2,371,777
Wyndham Worldwide Corp.	27,664	1,543,375
Wynn Resorts Ltd.	15,581	1,951,053
Yum! Brands, Inc.	89,025	5,781,283

		47,957,182

Household Durables 0.3%
D.R. Horton, Inc.	54,968	1,300,543
Garmin Ltd.(a)	21,435	812,172
Harman International Industries, Inc.	13,328	596,828
Leggett & Platt, Inc.	27,604	812,662
Lennar Corp., Class A(a)	32,100	1,333,434
Newell Rubbermaid, Inc.	56,951	1,337,209
PulteGroup, Inc.*	67,419	1,398,270
Whirlpool Corp.	15,248	1,759,314

		9,350,432

Household Products 2.2%
Clorox Co. (The)	25,722	2,016,862
Colgate-Palmolive Co.	87,578	9,403,250
Kimberly-Clark Corp.	77,097	6,900,952
Procter & Gamble Co. (The)	538,617	40,482,454

		58,803,518

Independent Power Producers & Energy Traders 0.1%
AES Corp.	121,312	1,315,022
NRG Energy, Inc.	63,422	1,522,128

		2,837,150

Industrial Conglomerates 2.5%
3M Co.	125,381	12,607,060
Danaher Corp.	114,775	6,878,466
General Electric Co.	2,065,684	46,023,439

		65,508,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 3.8%
Accenture PLC, Class A	125,760	$9,040,886
Automatic Data Processing, Inc.	95,609	5,668,658
Cognizant Technology Solutions Corp., Class A*	59,116	4,621,689
Computer Sciences Corp.	30,474	1,273,813
Fidelity National Information Services, Inc.	49,131	1,823,251
Fiserv, Inc.*	26,315	2,113,358
International Business Machines Corp.(b)	209,230	42,488,336
MasterCard, Inc., Class A	21,047	10,910,765
Paychex, Inc.	63,451	2,070,406
SAIC, Inc.	56,546	684,206
Teradata Corp.*	33,435	2,228,777
Total System Services, Inc.	31,808	739,536
Visa, Inc., Class A	102,693	16,216,252
Western Union Co. (The)	117,573	1,673,064

		101,552,997

Insurance 4.1%
ACE Ltd.	66,922	5,710,454
Aflac, Inc.	92,389	4,902,160
Allstate Corp. (The)	94,809	4,162,115
American International Group, Inc.*	290,770	10,999,829
Aon PLC	62,803	3,626,245
Assurant, Inc.	15,342	586,678
Berkshire Hathaway, Inc., Class B*	359,324	34,829,275
Chubb Corp. (The)	51,622	4,145,763
Cincinnati Financial Corp.	29,033	1,232,161
Genworth Financial, Inc., Class A*	95,611	876,753
Hartford Financial Services Group, Inc.	85,680	2,124,864
Lincoln National Corp.	54,242	1,571,933
Loews Corp.	61,429	2,664,176
Marsh & McLennan Cos., Inc.	106,949	3,794,551
MetLife, Inc.	214,880	8,023,619
Principal Financial Group, Inc.	54,321	1,684,494
Progressive Corp. (The)	109,226	2,456,493
Prudential Financial, Inc.	91,575	5,300,361
Torchmark Corp.	18,742	1,044,117
Travelers Cos., Inc. (The)	75,163	5,897,289
Unum Group	54,674	1,274,451
XL Group PLC	59,286	1,643,408

		108,551,189

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	71,375	18,950,062
Expedia, Inc.	18,253	1,191,008
Netflix, Inc.*(a)	11,019	1,820,780
priceline.com, Inc.*	9,823	6,733,372
TripAdvisor, Inc.*	21,743	1,006,266

		29,701,488

Internet Software & Services 2.2%
Akamai Technologies, Inc.*	34,930	1,422,000
eBay, Inc.*	229,379	12,829,167
Google, Inc., Class A*	52,427	39,618,560
VeriSign, Inc.*	30,875	1,340,284
Yahoo!, Inc.*	204,871	4,021,618

		59,231,629

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	22,663	846,917
Mattel, Inc.	67,559	2,542,245

		3,389,162

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	68,489	3,066,937
Life Technologies Corp.*	33,927	2,194,738
PerkinElmer, Inc.	22,550	794,662
Thermo Fisher Scientific, Inc.	70,983	5,120,714
Waters Corp.*	17,109	1,566,671

		12,743,722

Machinery 1.9%
Caterpillar, Inc.	128,800	12,672,632
Cummins, Inc.	34,802	3,996,314
Deere & Co.	77,195	7,260,962
Dover Corp.	35,290	2,441,362
Flowserve Corp.	9,859	1,545,595
Illinois Tool Works, Inc.	84,017	5,278,788
Ingersoll-Rand PLC	55,178	2,835,597
Joy Global, Inc.	20,860	1,317,726
PACCAR, Inc.	69,479	3,269,682
Pall Corp.	21,913	1,496,658
Parker Hannifin Corp.	29,347	2,728,391
Pentair Ltd.	41,199	2,087,965
Snap-on, Inc.	11,344	919,091
Stanley Black & Decker, Inc.	33,320	2,559,976
Xylem, Inc.	36,227	1,011,820

		51,422,559

Media 3.5%
Cablevision Systems Corp., Class A	42,461	621,629
CBS Corp. Non-Voting Shares, Class B	116,425	4,857,251
Comcast Corp., Class A	523,477	19,934,004
DIRECTV*	119,038	6,087,603
Discovery Communications, Inc., Class A*	47,079	3,266,341
Gannett Co., Inc.	44,991	883,173
Interpublic Group of Cos., Inc. (The)	85,500	1,035,405
McGraw-Hill Cos., Inc. (The)	54,705	3,146,632
News Corp., Class A	397,243	11,019,521
Omnicom Group, Inc.	52,209	2,833,905
Scripps Networks Interactive, Inc., Class A	17,149	1,059,294
Time Warner Cable, Inc.	59,463	5,312,424
Time Warner, Inc.	186,452	9,419,555
Viacom, Inc., Class B	91,040	5,494,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Walt Disney Co. (The)	349,110	$18,810,047
Washington Post Co. (The), Class B(a)	885	341,327

		94,122,375

Metals & Mining 0.7%
Alcoa, Inc.	209,330	1,850,477
Allegheny Technologies, Inc.	21,395	677,152
Cliffs Natural Resources, Inc.(a)	28,141	1,049,941
Freeport-McMoRan Copper & Gold, Inc.	187,112	6,595,698
Newmont Mining Corp.	97,962	4,208,447
Nucor Corp.	62,399	2,870,978
United States Steel Corp.(a)	28,646	640,238

		17,892,931

Multiline Retail 0.8%
Big Lots, Inc.*	11,116	357,379
Dollar General Corp.*	51,767	2,392,671
Dollar Tree, Inc.*	44,774	1,790,512
Family Dollar Stores, Inc.	18,965	1,075,315
J.C. Penney Co., Inc.(a)	28,547	580,361
Kohl’s Corp.	41,723	1,931,358
Macy’s, Inc.	77,908	3,078,145
Nordstrom, Inc.	29,942	1,653,697
Target Corp.	128,223	7,745,951

		20,605,389

Multi-Utilities 1.2%
Ameren Corp.	47,469	1,539,894
CenterPoint Energy, Inc.	83,794	1,712,749
CMS Energy Corp.	51,754	1,330,078
Consolidated Edison, Inc.	57,564	3,274,240
Dominion Resources, Inc.	113,165	6,123,358
DTE Energy Co.	33,751	2,136,776
Integrys Energy Group, Inc.	15,409	842,718
NiSource, Inc.	60,968	1,647,965
PG&E Corp.	84,671	3,610,371
Public Service Enterprise Group, Inc.	99,438	3,100,477
SCANA Corp.	26,050	1,219,401
Sempra Energy	44,179	3,315,634
TECO Energy, Inc.	40,400	717,908
Wisconsin Energy Corp.	45,192	1,781,921

		32,353,490

Office Electronics 0.1%
Xerox Corp.	249,167	1,995,828

Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	98,453	7,878,209
Apache Corp.	77,126	6,460,074
Cabot Oil & Gas Corp.	41,253	2,177,333
Chesapeake Energy Corp.(a)	101,817	2,054,667
Chevron Corp.	385,493	44,389,519
ConocoPhillips	239,094	13,867,452
CONSOL Energy, Inc.	45,120	1,414,061
Denbury Resources, Inc.*	76,320	1,421,842
Devon Energy Corp.	74,302	4,249,331
EOG Resources, Inc.	53,349	6,667,558
EQT Corp.	29,347	1,743,505
Exxon Mobil Corp.	898,123	80,804,126
Hess Corp.	58,397	3,921,943
Kinder Morgan, Inc.	124,336	4,657,627
Marathon Oil Corp.	139,186	4,678,041
Marathon Petroleum Corp.	66,805	4,957,599
Murphy Oil Corp.	36,266	2,158,552
Newfield Exploration Co.*	26,878	792,901
Noble Energy, Inc.	34,949	3,767,153
Occidental Petroleum Corp.	159,576	14,085,774
Peabody Energy Corp.	53,164	1,337,075
Phillips 66	123,190	7,461,618
Pioneer Natural Resources Co.	24,184	2,842,587
QEP Resources, Inc.	35,299	1,036,026
Range Resources Corp.	31,930	2,144,738
Southwestern Energy Co.*	69,031	2,367,763
Spectra Energy Corp.	131,111	3,642,264
Tesoro Corp.	27,861	1,356,552
Valero Energy Corp.	109,003	4,766,701
Williams Cos., Inc. (The)	132,825	4,655,516
WPX Energy, Inc.*	38,657	581,015

		244,339,122

Paper & Forest Products 0.2%
International Paper Co.	86,473	3,581,712
MeadWestvaco Corp.	34,446	1,079,882

		4,661,594

Personal Products 0.2%
Avon Products, Inc.	85,684	1,454,914
Estee Lauder Cos., Inc. (The), Class A	47,185	2,874,982

		4,329,896

Pharmaceuticals 5.8%
AbbVie, Inc.	311,344	11,423,211
Actavis, Inc.*	25,092	2,167,698
Allergan, Inc.	60,649	6,368,752
Bristol-Myers Squibb Co.	325,209	11,753,053
Eli Lilly & Co.	201,133	10,798,831
Forest Laboratories, Inc.*	45,834	1,663,774
Hospira, Inc.*	32,517	1,109,480
Johnson & Johnson	545,869	40,350,637
Merck & Co., Inc.	598,830	25,899,398
Mylan, Inc.*	80,509	2,275,989
Perrigo Co.	17,442	1,753,095
Pfizer, Inc.	1,450,356	39,565,712

		155,129,630

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	8,802	717,715
Equifax, Inc.	23,468	1,377,572
Robert Half International, Inc.	27,833	980,835

		3,076,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	77,913	$5,933,075
Apartment Investment & Management Co., Class A	28,875	787,710
AvalonBay Communities, Inc.	22,522	2,923,130
Boston Properties, Inc.	29,632	3,119,657
Equity Residential	63,355	3,509,233
HCP, Inc.	89,022	4,129,731
Health Care REIT, Inc.	51,133	3,213,198
Host Hotels & Resorts, Inc.	143,299	2,405,990
Kimco Realty Corp.	80,748	1,677,136
Plum Creek Timber Co., Inc.	31,579	1,521,476
Prologis, Inc.	90,542	3,612,626
Public Storage	28,461	4,381,002
Simon Property Group, Inc.	60,929	9,759,607
Ventas, Inc.	58,049	3,848,068
Vornado Realty Trust	33,236	2,807,113
Weyerhaeuser Co.	106,629	3,211,665

		56,840,417

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	59,859	1,291,757

Road & Rail 0.8%
CSX Corp.	203,251	4,477,619
Norfolk Southern Corp.	62,284	4,289,499
Ryder System, Inc.	9,869	560,362
Union Pacific Corp.	92,674	12,182,924

		21,510,404

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*(a)	119,287	310,146
Altera Corp.	63,177	2,111,375
Analog Devices, Inc.	59,334	2,589,336
Applied Materials, Inc.	236,074	3,047,715
Broadcom Corp., Class A	102,174	3,315,546
First Solar, Inc.*(a)	11,670	328,861
Intel Corp.	980,261	20,624,691
KLA-Tencor Corp.	32,742	1,797,863
Lam Research Corp.*(a)	33,698	1,386,336
Linear Technology Corp.	45,277	1,658,044
LSI Corp.*	110,385	777,110
Microchip Technology, Inc.(a)	38,381	1,283,844
Micron Technology, Inc.*	201,467	1,523,091
NVIDIA Corp.	122,991	1,507,870
Teradyne, Inc.*	36,616	591,715
Texas Instruments, Inc.	220,834	7,305,189
Xilinx, Inc.	51,543	1,880,804

		52,039,536

Software 3.5%
Adobe Systems, Inc.*	97,486	3,687,895
Autodesk, Inc.*	44,182	1,717,796
BMC Software, Inc.*	28,121	1,168,428
CA, Inc.	66,124	1,641,198
Citrix Systems, Inc.*	36,752	2,688,776
Electronic Arts, Inc.*	60,230	947,418
Intuit, Inc.	54,799	3,418,362
Microsoft Corp.	1,492,050	40,986,613
Oracle Corp.	740,477	26,294,338
Red Hat, Inc.*	37,899	2,105,668
Salesforce.com, Inc.*	25,727	4,428,389
Symantec Corp.*	136,782	2,977,744

		92,062,625

Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	15,710	785,500
AutoNation, Inc.*	7,540	365,690
AutoZone, Inc.*	7,280	2,691,416
Bed Bath & Beyond, Inc.*	45,178	2,651,949
Best Buy Co., Inc.	52,780	858,203
CarMax, Inc.*	44,796	1,765,858
GameStop Corp., Class A(a)	24,020	557,264
Gap, Inc. (The)	58,595	1,914,885
Home Depot, Inc. (The)	294,551	19,711,353
Limited Brands, Inc.	47,306	2,271,634
Lowe’s Cos., Inc.	221,591	8,462,560
O’Reilly Automotive, Inc.*	22,598	2,093,705
PetSmart, Inc.	21,171	1,384,795
Ross Stores, Inc.	44,015	2,627,696
Staples, Inc.	132,890	1,791,357
Tiffany & Co.	23,620	1,553,015
TJX Cos., Inc.	143,691	6,491,959
Urban Outfitters, Inc.*	21,318	912,197

		58,891,036

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	56,049	2,858,499
Fossil, Inc.*	10,651	1,124,532
NIKE, Inc., Class B	143,812	7,773,039
Ralph Lauren Corp.	12,123	2,018,237
VF Corp.	17,414	2,569,958

		16,344,265

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	94,322	806,453
People’s United Financial, Inc.(a)	68,518	843,457

		1,649,910

Tobacco 1.8%
Altria Group, Inc.	398,789	13,431,214
Lorillard, Inc.	76,500	2,988,855
Philip Morris International, Inc.	329,088	29,012,398
Reynolds American, Inc.	63,902	2,810,410

		48,242,877

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	52,976	2,631,848
W.W. Grainger, Inc.	11,754	2,560,256

		5,192,104

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	57,589	4,061,176
MetroPCS Communications, Inc.*	62,726	629,142
Sprint Nextel Corp.*	593,340	3,340,504

		8,030,822

Total Common Stocks (cost $2,063,994,326)		2,635,915,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund—Institutional Class, 0.16% (c)	23,257,181	$23,257,181

Total Mutual Fund (cost $23,257,181)		23,257,181

Repurchase Agreements 1.0%

	Principal Amount	Market Value
BNP Paribas Securities, Corp., 0.14%, dated 01/31/13, due 02/01/13, repurchase price $20,000,078, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 7.13%, maturing 05/29/13 - 11/07/36; total market value $20,400,023.(d)	$20,000,000	20,000,000
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $6,576,672, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 9.00%, maturing 04/15/13 - 01/20/43; total market value $6,708,199.(d)	6,576,647	6,576,647

Total Repurchase Agreements (cost $26,576,647)		26,576,647

Total Investments (cost $2,113,828,154) (e) — 101.0%		2,685,748,896
Liabilities in excess of other assets — (1.0%)		(26,452,155)

NET ASSETS — 100.0%		$2,659,296,741

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $25,929,357.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of January 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $26,576,647.
(e)	At January 31, 2013, the tax basis cost of the Fund’s investments was $2,186,159,576, tax unrealized appreciation and depreciation were $690,700,502 and $(191,111,182), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
340	E-Mini S&P 500	03/15/13	$25,386,100	$721,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,635,915,068	$—	$—	$2,635,915,068
Futures Contracts	721,608	—	—	721,608
Mutual Fund	23,257,181	—	—	23,257,181
Repurchase Agreements	—	26,576,647	—	26,576,647

Total	$2,659,893,857	$26,576,647	$—	$2,686,470,504

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$721,608

Total		$721,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 23.4%

	Principal Amount	Market Value
Automobile 10.9%
Ally Auto Receivables Trust Series 2010-1, Class A3, 1.45%, 05/15/14	$11,077	$11,082
Series 2010-2, Class A4, 2.09%, 05/15/15	220,000	222,849
Series 2011-5, Class A3, 0.99%, 11/16/15	500,000	502,676
Series 2012-2, Class A3, 0.74%, 04/15/16	550,000	552,078
Series 2012-4, Class A3, 0.59%, 01/17/17	145,000	144,891
Series 2012-SN1, Class A3, 0.57%, 08/20/15	240,000	240,115
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	295,000	295,413
Series 2012-5, Class A3, 0.62%, 06/08/17	1,000,000	999,304
Bank of America Auto Trust Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	268,133	269,348
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	469,053
BMW Vehicle Owner Trust Series 2010-A, Class A4, 2.10%, 10/25/16	725,000	730,245
Series 2011-A, Class A3, 0.76%, 08/25/15	600,000	601,812
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	600,000	599,568
Ford Credit Auto Owner Trust Series 2012-B, Class A3, 0.72%, 12/15/16	400,000	401,322
Series 2012-B, Class A4, 1.00%, 09/15/17	446,000	449,577
Series 2012-C, Class A3, 0.58%, 12/15/16	350,000	350,631
Harley-Davidson Motorcycle Trust Series 2011-1, Class A4, 1.31%, 03/15/17	500,000	506,299
Series 2012-1, Class A3, 0.68%, 04/15/17	145,000	145,359
Honda Auto Receivables Owner Trust Series 2010-1, Class A4, 1.98%, 05/23/16	340,539	341,583
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	503,732
Series 2012-1, Class A3, 0.77%, 01/15/16	135,000	135,574
Huntington Auto Trust Series 2012-1, Class A3, 0.81%, 09/15/16	300,000	301,244
Series 2012-2, Class A3, 0.51%, 04/17/17	800,000	799,085
Hyundai Auto Receivables Trust Series 2010-B, Class A3, 0.97%, 04/15/15	244,550	245,234
Series 2012-A, Class A3, 0.72%, 03/15/16	175,000	175,502
Series 2013-A, Class A3, 0.79%, 07/15/17	1,000,000	1,000,098
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A4, 1.22%, 12/15/17	515,000	520,095
Series 2012-1, Class A4, 0.61%, 12/17/18	275,000	274,371
Nissan Auto Receivables Owner Trust Series 2011-B, Class A3, 0.95%, 02/16/16	700,000	704,631
Series 2012-B, Class A4, 0.66%, 12/17/18	260,000	259,662
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	1,450,000	1,461,868
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	660,000	659,856
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	607,475
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	225,000	224,808
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4, 2.14%, 08/22/16	202,128	203,599
Series 2011-1, Class A4, 1.98%, 09/20/17	700,000	716,051
Series 2012-2, Class A4, 0.66%, 03/20/19	750,000	745,804
World Omni Auto Receivables Trust Series 2011-A, Class A4, 1.91%, 04/15/16	695,000	707,060
Series 2012-A, Class A3, 0.64%, 02/15/17	300,000	301,254

		18,380,208

Credit Card 4.3%
American Express Credit Account Master Trust, Series 2012-2, Class A, 0.68%, 03/15/18	1,600,000	1,603,747
Capital One Multi-Asset Execution Trust Series 2006-A3, Class A3, 5.05%, 12/17/18	550,000	620,934
Series 2008-A3, Class A3, 5.05%, 02/15/16	500,000	504,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Credit Card (continued)
Chase Issuance Trust Series 2012-A3, Class A3, 0.79%, 06/15/17	$400,000	$402,102
Series 2012-A5, Class A5, 0.59%, 08/15/17	500,000	499,660
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7, 4.15%, 07/07/17	500,000	542,775
Series 2012-A1, Class A1, 0.55%, 10/10/17	640,000	638,529
Discover Card Master Trust Series 2012-A1, Class A1, 0.81%, 08/15/17	400,000	402,214
Series 2012-A3, Class A, 0.86%, 11/15/17	615,000	618,186
GE Capital Credit Card Master Note Trust Series 2009-4, Class A, 3.80%, 11/15/17	700,000	740,447
Series 2010-3, Class A, 2.21%, 06/15/16	400,000	402,719
Series 2012-5, Class A, 0.95%, 06/15/18	350,000	352,528

		7,328,788

Other 8.2%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	594,420	597,922
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	148,401	150,533
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	538,188	541,888
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	1,107,938	1,185,276
CNH Equipment Trust, Series 2012-C, Class A3, 0.57%, 12/15/17	395,000	394,736
Consumers Funding LLC Series 2001-1, Class A5, 5.43%, 04/20/15	39,497	39,901
Series 2001-1, Class A6, 5.76%, 10/20/16	1,645,000	1,799,538
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,226,774	1,375,066
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	511,978	519,979
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	300,787	303,912
GE Equipment Midticket LLC Series 2010-1, Class A4, 1.47%, 07/14/15(a)	790,000	793,539
Series 2012-1, Class A3, 0.60%, 05/23/16	305,000	305,156
GE Equipment Small Ticket LLC, Series 2011-1A, Class A3, 1.45%, 01/21/18(a)	578,249	580,828
GE Equipment Transportation LLC, Series 2011-1, Class A4, 1.33%, 05/20/19	700,000	704,449
John Deere Owner Trust Series 2010-A, Class A4, 2.13%, 10/17/16	325,000	326,530
Series 2012-A, Class A3, 0.75%, 03/15/16	500,000	501,508
Series 2012-B, Class A4, 0.69%, 01/15/19	500,000	499,865
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	210,298	211,331
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	91,330	91,494
Series 2004-1, Class A3, 5.29%, 05/15/18	726,496	790,029
PSE&G Transition Funding LLC Series 2001-1, Class A6, 6.61%, 06/15/15	94,131	95,592
Series 2001-1, Class A8, 6.89%, 12/15/17	1,200,000	1,366,937
Volvo Financial Equipment LLC, Series 2012-1A, Class A4, 1.09%, 08/15/17(a)	710,000	714,820

		13,890,829

Total Asset-Backed Securities (cost $39,622,879)		39,599,825

Collateralized Mortgage Obligations 12.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3758, Class CD, 1.50%, 08/15/17	189,749	191,113
Series 3840, Class BA, 2.00%, 02/15/18	358,136	365,067
Series 3728, Class CA, 1.50%, 10/15/18	299,684	303,401
Series 3756, Class DA, 1.20%, 11/15/18	461,263	464,317
Series 2920, Class HC, 4.50%, 12/15/18	151,244	152,868
Series 3846, Class CK, 1.50%, 09/15/20	640,918	646,463
Series 3728, Class EA, 3.50%, 09/15/20	209,207	214,310
Series 3755, Class AL, 1.50%, 11/15/20	324,466	327,985
Series 3645, Class EH, 3.00%, 12/15/20	180,843	187,922
Series 3815, Class DE, 3.00%, 10/15/21	288,424	296,788
Series 3852, Class EA, 4.50%, 12/15/21	342,114	364,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 4060, Class EA, 1.75%, 06/15/22	$1,062,391	$1,078,920
Series 3627, Class QG, 4.00%, 07/15/23	367,548	375,921
Series 3501, Class AC, 4.00%, 08/15/23	195,796	204,613
Series 3585, Class LA, 3.50%, 10/15/24	558,510	586,960
Series 3609, Class LE, 3.00%, 12/15/24	311,979	323,804
Series 3609, Class LC, 3.50%, 12/15/24	495,205	519,362
Series 3718, Class BC, 2.00%, 02/15/25	337,388	343,780
Series 3639, Class AB, 2.75%, 02/15/25	298,113	308,955
Series 3721, Class PE, 3.50%, 09/15/40	733,703	769,207
Federal National Mortgage Association REMICS Series 2011-69, Class AB, 1.50%, 05/25/18	623,749	630,425
Series 2011-69, Class AC, 2.00%, 05/25/18	374,250	381,297
Series 2010-30, Class DB, 2.00%, 08/25/18	199,432	203,119
Series 2010-95, Class BK, 1.50%, 02/25/20	405,645	411,129
Series 2006-22, Class CB, 4.50%, 11/25/21	127,092	128,685
Series 2011-47, Class MA, 2.50%, 01/25/22	318,080	329,101
Series 2012-99, Class TC, 1.50%, 09/25/22	1,396,810	1,413,027
Series 2010-50, Class AD, 3.00%, 01/25/24	143,268	145,937
Series 2010-57, Class AQ, 3.00%, 08/25/24	50,464	51,457
Series 2009-76, Class MA, 4.00%, 09/25/24	687,335	718,483
Series 2012-93, Class DP, 1.50%, 09/25/27	947,577	952,545
Series 2012-100, Class WA, 1.50%, 09/25/27	960,925	963,168
Series 2006-27, Class BF, 0.50%, 04/25/36(b)	962,992	964,009
Series 2010-66, Class QA, 4.50%, 08/25/39	305,772	327,027
Federal National Mortgage Association-ACES Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	116,476
Series 2012-M9, Class AB1, 1.37%, 04/25/22	827,535	832,197
Series 2012-M8, Class AB1, 1.36%, 05/25/22	202,735	201,954
Series 2012-M8, Class A1, 1.54%, 05/25/22	67,581	68,403
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	386,516	409,216
Series 2009-66, Class LG, 2.25%, 05/16/39	664,089	679,744
Series 2009-104, Class KE, 2.50%, 08/16/39	455,467	469,150
Series 2010-4, Class JC, 3.00%, 08/16/39	469,812	481,782
Series 2009-88, Class QE, 3.00%, 09/16/39	1,186,449	1,245,001
Series 2011-39, Class NE, 3.50%, 09/16/39	963,899	1,024,347

Total Collateralized Mortgage Obligations (cost $21,146,252)		21,174,339

Commercial Mortgage Backed Securities 6.4%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4 4.67%, 07/10/43	400,000	432,607
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A1, 1.56%, 12/15/47	402,678	408,399
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	669,990
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1 0.69%, 09/10/45	377,299	376,541
COMM Mortgage Trust, Series 2012-CR2, Class A2 2.03%, 08/15/45	700,000	721,952
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	176,965	178,426
Series 2012-CR3, Class A1, 0.67%, 11/15/45	288,125	287,552
Series 2012-LC4, Class A1, 1.16%, 12/10/44	112,633	113,519
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	125,853	125,990
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3 5.41%, 02/15/39(b)	115,037	116,198
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35(a)(b)	764,555	764,823
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	373,802	387,217
Series 2011-GC5, Class A1, 1.47%, 08/10/44	372,475	376,897
Series 2012-GC6, Class A1, 1.28%, 01/10/45	247,796	250,201
Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	362,800	366,115
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A3, 5.79%, 02/15/51	275,000	286,233
Series 2012-C6, Class A1, 1.03%, 05/15/45	87,206	87,799

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2012-C8, Class A1, 0.71%, 10/15/45	$505,881	$505,323
Series 2012-CBX, Class A1, 0.96%, 06/15/45	264,910	266,264
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4 4.74%, 02/15/30	390,000	414,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1 0.66%, 11/15/45	288,116	287,601
Morgan Stanley Capital I, Inc., Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	12,595	12,591
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	244,053	245,304
Series 2012-C3, Class A1, 0.73%, 08/10/49	943,773	942,409
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4 5.24%, 10/15/44(b)	352,961	388,281
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1 0.69%, 10/15/45	879,712	878,865
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	341,697	344,235
Series 2012-C9, Class A1, 0.67%, 11/15/45	600,931	599,941

Total Commercial Mortgage Backed Securities (cost $10,817,177)		10,835,885

Corporate Bonds 37.0%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
United Technologies Corp. 4.88%, 05/01/15	500,000	547,696
0.81%, 06/01/15(b)	270,000	272,528

		820,224

Air Freight & Logistics 0.1%
United Parcel Service, Inc., 1.13%, 10/01/17	110,000	109,468

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/14	100,000	101,333
5.38%, 11/15/14	350,000	378,400
3.63%, 04/15/15	350,000	372,411
Brown-Forman Corp., 2.50%, 01/15/16	360,000	376,978
Coca-Cola Co. (The), 0.75%, 03/13/15	690,000	694,188
Heineken NV, 1.40%, 10/01/17(a)	320,000	317,394
PepsiCo, Inc., 0.80%, 08/25/14	525,000	527,519

		2,768,223

Capital Markets 3.3%
BlackRock, Inc. 3.50%, 12/10/14	250,000	263,677
1.38%, 06/01/15	500,000	508,805
Charles Schwab Corp. (The), 0.85%, 12/04/15	470,000	470,787
Credit Suisse USA, Inc., 5.13%, 08/15/15	735,000	811,657
Goldman Sachs Group, Inc. (The) 5.15%, 01/15/14	1,000,000	1,041,708
3.30%, 05/03/15	715,000	744,419
Morgan Stanley 5.30%, 03/01/13	215,000	215,742
2.88%, 01/24/14	1,075,000	1,094,723
6.00%, 05/13/14	310,000	328,602
4.00%, 07/24/15	150,000	157,674

		5,637,794

Chemicals 0.3%
Dow Chemical Co. (The), 5.70%, 05/15/18	250,000	295,664
Ecolab, Inc. 4.88%, 02/15/15	170,000	183,333
1.00%, 08/09/15	100,000	100,496

		579,493

Commercial Banks 4.5%
Bank of New York Mellon Corp. (The) 2.50%, 01/15/16	445,000	466,252
1.30%, 01/25/18	755,000	748,060
Bank of Nova Scotia 2.38%, 12/17/13	145,000	147,604
0.75%, 10/09/15	165,000	164,738
Canadian Imperial Bank of Commerce 0.90%, 10/01/15	60,000	60,031
2.35%, 12/11/15	250,000	261,040
Credit Suisse, 5.50%, 05/01/14	150,000	159,057
PNC Funding Corp. 3.63%, 02/08/15	433,000	457,500
4.25%, 09/21/15	635,000	692,545
2.70%, 09/19/16	200,000	211,048
Royal Bank of Canada 1.45%, 10/30/14	140,000	142,320
1.15%, 03/13/15	385,000	388,453
State Street Corp., 2.88%, 03/07/16	350,000	372,622
US Bancorp, 1.65%, 05/15/17	1,305,000	1,319,735
Wells Fargo & Co., 1.50%, 07/01/15	1,280,000	1,300,380
Westpac Banking Corp., 0.95%, 01/12/16	815,000	815,376

		7,706,761

Commercial Services & Supplies 0.1%
ADT Corp. (The), 2.25%, 07/15/17(a)	160,000	159,247

Computers & Peripherals 1.2%
Dell, Inc., 4.70%, 04/15/13	700,000	704,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals (continued)
Hewlett-Packard Co. 1.55%, 05/30/14	$700,000	$701,729
3.00%, 09/15/16	650,000	659,929

		2,066,582

Consumer Finance 4.1%
American Express Credit Corp. 5.13%, 08/25/14	425,000	453,769
1.75%, 06/12/15	590,000	600,954
2.38%, 03/24/17	675,000	699,917
American Honda Finance Corp. 1.45%, 02/27/15(a)	365,000	370,141
1.00%, 08/11/15(a)	245,000	246,261
Capital One Financial Corp., 3.15%, 07/15/16	290,000	307,872
Caterpillar Financial Services Corp. 1.55%, 12/20/13	250,000	252,679
1.13%, 12/15/14	245,000	247,833
1.10%, 05/29/15	75,000	75,861
Ford Motor Credit Co. LLC 3.88%, 01/15/15	1,375,000	1,428,998
2.50%, 01/15/16	350,000	354,937
John Deere Capital Corp. 1.25%, 12/02/14	310,000	314,048
0.88%, 04/17/15	275,000	276,409
0.95%, 06/29/15	150,000	151,213
0.70%, 09/04/15	235,000	235,300
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	252,660
Toyota Motor Credit Corp. 0.88%, 07/17/15	300,000	301,565
1.38%, 01/10/18	375,000	375,052

		6,945,469

Diversified Financial Services 5.2%
Bank of America Corp. 4.90%, 05/01/13	700,000	707,290
3.70%, 09/01/15	655,000	690,881
3.88%, 03/22/17	375,000	401,781
Citigroup, Inc. 6.50%, 08/19/13	488,000	503,133
2.25%, 08/07/15	630,000	644,707
1.25%, 01/15/16	85,000	84,575
4.45%, 01/10/17	360,000	395,150
General Electric Capital Corp. 1.88%, 09/16/13	700,000	706,779
2.15%, 01/09/15	600,000	616,746
1.63%, 07/02/15	695,000	706,475
0.91%, 12/11/15(b)	295,000	295,834
2.30%, 04/27/17	200,000	206,014
1.60%, 11/20/17	190,000	189,545
JPMorgan Chase & Co. 2.05%, 01/24/14	1,300,000	1,320,370
3.15%, 07/05/16	1,260,000	1,333,130

		8,802,410

Diversified Telecommunication Services 2.0%
AT&T, Inc., 0.88%, 02/13/15	1,745,000	1,749,019
Verizon Communications, Inc. 4.90%, 09/15/15	250,000	276,706
0.70%, 11/02/15	740,000	739,799
2.00%, 11/01/16	675,000	698,597

		3,464,121

Electric Utilities 0.9%
AEP Texas Central Transition Funding LLC, Series A-3, 5.09%, 07/01/15	1,150,000	1,217,873
Alabama Power Co., 0.55%, 10/15/15	180,000	179,808
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	40,000	40,321

		1,438,002

Food & Staples Retailing 0.8%
Sysco Corp., 0.55%, 06/12/15	500,000	499,766
Walgreen Co., 1.80%, 09/15/17	100,000	100,255
Wal-Mart Stores, Inc., 7.25%, 06/01/13	800,000	817,169

		1,417,190

Food Products 0.2%
Campbell Soup Co., 0.61%, 08/01/14(b)	280,000	280,914

Gas Utilities 0.6%
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	662,000	714,311
1.25%, 08/13/15	275,000	277,120

		991,431

Health Care Equipment & Supplies 0.8%
Baxter International, Inc., 4.00%, 03/01/14	800,000	829,375
Medtronic, Inc., 3.00%, 03/15/15	500,000	524,239

		1,353,614

Health Care Providers & Services 0.3%
McKesson Corp., 0.95%, 12/04/15	95,000	95,238
UnitedHealth Group, Inc., 1.40%, 10/15/17	110,000	109,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
WellPoint, Inc., 1.25%, 09/10/15	$300,000	$302,203

		507,381

Industrial Conglomerates 0.5%
Eaton Corp., 1.50%, 11/02/17(a)	845,000	842,995

Information Technology Services 0.6%
International Business Machines Corp. 0.88%, 10/31/14	520,000	523,817
0.75%, 05/11/15	250,000	251,237
Western Union Co. (The), 6.50%, 02/26/14	250,000	264,904

		1,039,958

Insurance 1.6%
Berkshire Hathaway Finance Corp., 1.60%, 05/15/17	165,000	166,694
Metropolitan Life Global Funding I 5.13%, 04/10/13(a)	250,000	252,144
2.00%, 01/09/15(a)	750,000	769,219
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	707,893
Prudential Financial, Inc. 5.10%, 09/20/14	125,000	133,470
6.20%, 01/15/15	250,000	274,868
4.75%, 09/17/15	430,000	469,668

		2,773,956

Media 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	825,000	877,069
Walt Disney Co. (The), Series E, 0.88%, 12/01/14	450,000	453,877

		1,330,946

Metals & Mining 0.3%
Rio Tinto Finance USA PLC 1.13%, 03/20/15	225,000	226,727
1.63%, 08/21/17	200,000	200,463

		427,190

Office Electronics 0.8%
Xerox Corp. 8.25%, 05/15/14	1,035,000	1,123,606
4.25%, 02/15/15	130,000	136,900
2.95%, 03/15/17	70,000	71,052

		1,331,558

Oil, Gas & Consumable Fuels 2.1%
Kinder Morgan Energy Partners LP 5.13%, 11/15/14	235,000	251,905
5.63%, 02/15/15	325,000	354,272
3.50%, 03/01/16	235,000	249,832
Occidental Petroleum Corp. 1.45%, 12/13/13	750,000	757,505
2.50%, 02/01/16	250,000	262,876
ONEOK Partners LP 6.15%, 10/01/16	280,000	325,552
2.00%, 10/01/17	565,000	569,463
Phillips 66 1.95%, 03/05/15	90,000	91,796
2.95%, 05/01/17	260,000	273,648
Valero Energy Corp., 4.50%, 02/01/15	425,000	453,784

		3,590,633

Personal Products 0.2%
Colgate-Palmolive Co., 1.38%, 11/01/15	300,000	306,199

Pharmaceuticals 2.8%
AbbVie, Inc., 1.07%, 11/06/15(a)(b)	870,000	883,313
Actavis, Inc. 5.00%, 08/15/14	650,000	690,037
1.88%, 10/01/17	350,000	351,289
GlaxoSmithKline Capital PLC, 0.75%, 05/08/15	165,000	165,731
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	535,000	560,576
Merck & Co., Inc., 1.10%, 01/31/18	515,000	510,980
Novartis Capital Corp., 4.13%, 02/10/14	500,000	517,986
Zoetis, Inc., 1.15%, 02/01/16(a)	1,000,000	1,001,348

		4,681,260

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 5.75%, 12/01/15	300,000	337,527

Software 0.3%
Oracle Corp., 1.20%, 10/15/17	530,000	528,505

Specialty Retail 0.3%
AutoZone, Inc., 5.75%, 01/15/15	400,000	436,820

Total Corporate Bonds (cost $62,206,453)		62,675,871

Municipal Bond 0.6%

	Principal Amount	Market Value
Louisiana 0.6%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	1,006,048	1,100,979

Total Municipal Bond (cost $1,113,549)		1,100,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Government Mortgage Backed Agencies 9.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11723 5.50%, 07/01/20	$166,757	$180,463
Pool# E03114 2.50%, 04/01/22	512,250	529,749
Pool# J20939 2.50%, 11/01/22	968,345	1,001,426
Pool# J11719 4.00%, 02/01/25	328,902	348,122
Pool# J12604 4.00%, 07/01/25	857,591	907,706
Pool# G13908 4.00%, 10/01/25	213,536	226,015
Pool# J13543 3.50%, 11/01/25	357,460	376,129
Pool# J19197 3.00%, 05/01/27	1,329,422	1,401,917
Pool# G14520 2.50%, 06/01/27	867,937	898,451
Pool# G18437 3.00%, 06/01/27	1,399,039	1,475,330
Pool# G18441 2.50%, 08/01/27	963,210	997,073
Federal National Mortgage Association Pool
Pool# 254833 4.50%, 08/01/18	271,689	292,575
Pool# AB4251 2.50%, 01/01/22	400,392	416,595
Pool# MA0979 3.00%, 02/01/22	819,490	861,105
Pool# AE5487 3.50%, 10/01/25	313,953	332,201
Pool# 255894 5.00%, 10/01/25	328,343	358,808
Pool# AB2130 3.50%, 01/01/26	265,042	280,448
Pool# AE0705 4.00%, 01/01/26	310,869	331,950
Pool# AB2518 4.00%, 03/01/26	423,131	451,957
Pool# AB5991 2.50%, 08/01/27	931,722	965,788
Pool# AP4568 2.50%, 09/01/27	975,628	1,015,110
Pool# MA1174 3.00%, 09/01/27	324,449	341,229
Pool# AD0496 6.00%, 10/01/39	257,265	281,498
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	649,482	707,833
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	588,422	626,541

Total U.S. Government Mortgage Backed Agencies (cost $15,541,807)		15,606,019

U.S. Government Sponsored & Agency Obligations 4.2%

	Principal Amount	Market Value
Federal Farm Credit Banks 0.50%, 05/01/15	1,000,000	1,003,486
Federal Home Loan Banks 0.50%, 08/28/13	500,000	500,936
Federal Home Loan Mortgage Corp. 0.88%, 10/28/13	500,000	502,574
2.18%, 02/19/14	500,000	510,415
Federal National Mortgage Association 1.00%, 09/23/13	500,000	502,574
0.88%, 08/28/14	1,000,000	1,009,552
4.63%, 10/15/14	1,000,000	1,073,869
0.50%, 11/06/15	1,000,000	1,000,440
2.25%, 03/15/16	1,000,000	1,053,952

Total U.S. Government Sponsored & Agency Obligations (cost $7,098,231)		7,157,798

U.S. Treasury Notes 2.8%

	Principal Amount	Market Value
U.S. Treasury Notes 4.75%, 05/15/14	500,000	529,101
0.75%, 06/15/14	600,000	604,383
2.25%, 01/31/15	2,000,000	2,078,594
0.38%, 06/15/15	1,500,000	1,501,875

Total U.S. Treasury Notes (cost $4,703,833)		4,713,953

Yankee Dollar 0.3%

	Principal Amount	Market Value

Road & Rail 0.3%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	519,537
Total Yankee Dollar (cost $506,515)		519,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Mutual Fund 2.7%

	Shares	Market Value
Money Market Fund 2.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(c)	4,560,559	$4,560,559

Total Mutual Fund (cost $4,560,559)		4,560,559

Total Investments (cost $167,317,255) (d) — 99.1%		167,944,765
Other assets in excess of liabilities — 0.9%		1,533,263

NET ASSETS — 100.0%		$169,478,028

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $10,795,037 which represents 6.37% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2013.
(d)	At January 31, 2013, the tax basis cost of the Fund’s investments was $167,317,255, tax unrealized appreciation and depreciation were $968,867 and $(341,357), respectively.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$39,599,825	$—	$39,599,825
Collateralized Mortgage Obligations	—	21,174,339	—	21,174,339
Commercial Mortgage Backed Securities	—	10,835,885	—	10,835,885
Corporate Bonds	—	62,675,871	—	62,675,871
Municipal Bond	—	1,100,979	—	1,100,979
Mutual Fund	4,560,559	—	—	4,560,559
U.S. Government Mortgage Backed Agencies	—	15,606,019	—	15,606,019
U.S. Government Sponsored & Agency Obligations	—	7,157,798	—	7,157,798
U.S. Treasury Notes	—	4,713,953	—	4,713,953
Yankee Dollar	—	519,537	—	519,537

Total	$4,560,559	$163,384,206	$—	$167,944,765

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	17,783	$335,210
Aerovironment, Inc.*	7,770	168,220
American Science & Engineering, Inc.	3,714	250,992
API Technologies Corp.*(a)	14,392	40,873
Astronics Corp.*	5,424	124,264
CPI Aerostructures, Inc.*	2,856	32,216
Cubic Corp.	7,072	332,384
Curtiss-Wright Corp.	20,802	741,591
DigitalGlobe, Inc.*	16,072	449,534
Esterline Technologies Corp.*	13,602	903,037
GenCorp, Inc.*(a)	26,414	283,422
GeoEye, Inc.*	6,786	243,142
HEICO Corp.	23,358	1,059,519
Hexcel Corp.*	44,195	1,183,984
KEYW Holding Corp. (The)*(a)	10,843	139,441
Kratos Defense & Security Solutions, Inc.*	17,908	78,974
LMI Aerospace, Inc.*	4,039	89,262
Moog, Inc., Class A*	20,047	878,059
National Presto Industries, Inc.(a)	2,169	159,096
Orbital Sciences Corp.*	26,074	383,288
SIFCO Industries, Inc.	1,103	17,074
Sypris Solutions, Inc.	4,762	19,715
Taser International, Inc.*	22,723	190,192
Teledyne Technologies, Inc.*	16,321	1,114,071

		9,217,560

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	23,166	107,722
Atlas Air Worldwide Holdings, Inc.*	11,682	526,741
Echo Global Logistics, Inc.*	6,617	122,878
Forward Air Corp.	12,932	479,907
Hub Group, Inc., Class A*	16,487	606,886
Pacer International, Inc.*	15,901	64,717
Park-Ohio Holdings Corp.*	3,888	93,856
XPO Logistics, Inc.*(a)	7,917	132,610

		2,135,317

Airlines 0.8%
Alaska Air Group, Inc.*	31,614	1,458,354
Allegiant Travel Co.	6,615	492,619
Hawaiian Holdings, Inc.*(a)	22,407	129,289
JetBlue Airways Corp.*(a)	103,525	601,480
Republic Airways Holdings, Inc.*	21,330	178,959
SkyWest, Inc.	22,524	284,703
Spirit Airlines, Inc.*	18,447	357,687
US Airways Group, Inc.*	72,107	1,029,688

		4,532,779

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	29,554	345,191
Cooper Tire & Rubber Co.	27,633	703,536
Dana Holding Corp.	65,475	1,052,838
Dorman Products, Inc.	10,840	375,389
Drew Industries, Inc.	8,437	308,963
Exide Technologies*	34,811	119,750
Federal-Mogul Corp.*	8,258	77,130
Fuel Systems Solutions, Inc.*	6,608	97,005
Gentherm, Inc.*	13,257	191,961
Modine Manufacturing Co.*	20,458	173,484
Shiloh Industries, Inc.	2,573	27,917
Spartan Motors, Inc.	15,206	86,218
Standard Motor Products, Inc.	8,739	202,832
Stoneridge, Inc.*	12,710	79,565
Superior Industries International, Inc.	10,103	204,788
Tenneco, Inc.*	26,903	940,529
Tower International, Inc.*	2,592	25,116

		5,012,212

Automobiles 0.0%†
Winnebago Industries, Inc.*	13,020	243,734

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	3,464	486,138
Central European Distribution Corp.*(a)	29,592	63,623
Coca-Cola Bottling Co. Consolidated	2,080	134,638
Craft Brew Alliance, Inc.*	4,750	31,683
National Beverage Corp.	5,066	69,961

		786,043

Biotechnology 3.8%
Achillion Pharmaceuticals, Inc.*	26,225	235,500
Acorda Therapeutics, Inc.*	17,758	512,851
Aegerion Pharmaceuticals, Inc.*(a)	11,027	312,174
Affymax, Inc.*	16,077	302,408
Agenus, Inc.*(a)	10,955	49,845
Alkermes PLC*	54,357	1,252,929
Allos Therapeutics, Inc.*(b)	31,678	0
Alnylam Pharmaceuticals, Inc.*	24,323	586,914
AMAG Pharmaceuticals, Inc.*	9,586	152,897
Amicus Therapeutics, Inc.*(a)	13,533	51,425
Anacor Pharmaceuticals, Inc.*	7,096	28,313
Arena Pharmaceuticals, Inc.*(a)	96,275	812,561
Arqule, Inc.*	26,497	67,037
Array BioPharma, Inc.*	51,080	192,572
Astex Pharmaceuticals, Inc.*	41,637	139,484
AVEO Pharmaceuticals, Inc.*	17,461	138,117
BioCryst Pharmaceuticals, Inc.*(a)	22,090	35,786
Biospecifics Technologies Corp.*	2,211	33,718
Biotime, Inc.*(a)	13,700	63,020
Celldex Therapeutics, Inc.*(a)	27,304	203,688
Cepheid, Inc.*	29,090	1,053,640
ChemoCentryx, Inc.*(a)	2,436	28,306
Clovis Oncology, Inc.*(a)	6,136	121,125
Codexis, Inc.*	11,643	27,594
Coronado Biosciences, Inc.*	7,898	57,971
Cubist Pharmaceuticals, Inc.*	28,112	1,209,940
Curis, Inc.*	35,520	112,954
Cytori Therapeutics, Inc.*(a)	26,594	72,868
Dendreon Corp.*(a)	68,326	401,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Discovery Laboratories, Inc.*(a)	19,434	$43,726
Durata Therapeutics, Inc.*(a)	3,480	26,518
Dyax Corp.*	43,681	138,906
Dynavax Technologies Corp.*(a)	77,372	239,079
Emergent Biosolutions, Inc.*	11,603	186,228
Enzon Pharmaceuticals, Inc.	16,929	83,799
Exact Sciences Corp.*	28,478	313,828
Exelixis, Inc.*(a)	81,168	378,243
Genomic Health, Inc.*	7,214	202,353
Geron Corp.*	59,226	93,577
GTx, Inc.*	11,865	59,325
Halozyme Therapeutics, Inc.*	39,614	265,018
Hyperion Therapeutics, Inc.*(a)	1,380	21,569
Idenix Pharmaceuticals, Inc.*(a)	40,298	191,415
ImmunoCellular Therapeutics Ltd.*	22,452	47,149
ImmunoGen, Inc.*(a)	37,007	529,940
Immunomedics, Inc.*(a)	29,712	85,868
Infinity Pharmaceuticals, Inc.*	12,530	431,658
Intercept Pharmaceuticals, Inc.*	1,545	62,403
InterMune, Inc.*	35,977	354,373
Ironwood Pharmaceuticals, Inc.*(a)	33,184	425,419
Isis Pharmaceuticals, Inc.*(a)	44,576	647,689
Keryx Biopharmaceuticals, Inc.*(a)	32,059	291,096
KYTHERA Biopharmaceuticals, Inc.*	1,642	45,927
Lexicon Pharmaceuticals, Inc.*(a)	93,640	199,453
Ligand Pharmaceuticals, Inc., Class B*	7,824	157,262
MannKind Corp.*(a)	50,625	122,513
Maxygen, Inc.	12,501	30,627
Merrimack Pharmaceuticals, Inc.*(a)	6,789	41,209
Momenta Pharmaceuticals, Inc.*	20,683	260,813
Neurocrine Biosciences, Inc.*	29,754	269,571
NewLink Genetics Corp.*(a)	5,688	67,403
Novavax, Inc.*(a)	56,704	101,500
NPS Pharmaceuticals, Inc.*	38,127	337,043
OncoGenex Pharmaceutical, Inc.*(a)	6,475	85,211
Oncothyreon, Inc.*(a)	25,398	50,288
Opko Health, Inc.*(a)	47,260	303,409
Orexigen Therapeutics, Inc.*(a)	32,062	183,395
Osiris Therapeutics, Inc.*(a)	7,458	58,694
PDL BioPharma, Inc.(a)	62,268	428,404
Pharmacyclics, Inc.*	24,143	1,673,834
Progenics Pharmaceuticals, Inc.*	17,554	50,029
Raptor Pharmaceutical Corp.*(a)	22,568	122,093
Regulus Therapeutics, Inc.*	2,484	14,929
Repligen Corp.*	13,795	95,186
Rigel Pharmaceuticals, Inc.*	37,484	245,895
Sangamo BioSciences, Inc.*(a)	23,553	225,402
Seattle Genetics, Inc.*(a)	42,203	1,242,878
SIGA Technologies, Inc.*(a)	15,735	45,946
Spectrum Pharmaceuticals, Inc.(a)	26,382	332,677
Sunesis Pharmaceuticals, Inc.*(a)	12,928	73,302
Synageva BioPharma Corp.*	4,675	216,266
Synergy Pharmaceuticals, Inc.*(a)	18,428	103,381
Synta Pharmaceuticals Corp.*(a)	17,514	196,157
Targacept, Inc.*	12,326	55,344
TESARO, Inc.*	1,890	34,209
Theravance, Inc.*(a)	26,996	600,661
Threshold Pharmaceuticals, Inc.*(a)	20,240	93,509
Trius Therapeutics, Inc.*	11,117	57,364
Vanda Pharmaceuticals, Inc.*	12,722	51,142
Verastem, Inc.*(a)	2,782	27,709
Vical, Inc.*	34,206	122,457
XOMA Corp.*	35,686	95,995
ZIOPHARM Oncology, Inc.*(a)	29,698	117,901

		22,013,561

Building Products 1.0%
A.O. Smith Corp.	17,298	1,198,405
AAON, Inc.	8,303	188,810
Ameresco, Inc., Class A*	9,019	88,747
American Woodmark Corp.*	4,338	120,640
Apogee Enterprises, Inc.	12,528	306,310
Builders FirstSource, Inc.*	20,179	126,522
Gibraltar Industries, Inc.*	13,426	233,210
Griffon Corp.	20,020	236,236
Insteel Industries, Inc.	7,917	120,022
NCI Building Systems, Inc.*	8,148	126,131
Nortek, Inc.*	3,470	250,360
Patrick Industries, Inc.*	1,804	29,694
PGT, Inc.*	8,700	42,630
Quanex Building Products Corp.	16,126	333,163
Simpson Manufacturing Co., Inc.	17,785	576,590
Trex Co., Inc.*	6,588	278,343
Universal Forest Products, Inc.	8,765	356,297
USG Corp.*(a)	32,872	966,108

		5,578,218

Capital Markets 2.5%
Apollo Investment Corp.	90,401	813,609
Arlington Asset Investment Corp., Class A	4,871	113,835
Artio Global Investors, Inc.	14,101	27,779
BGC Partners, Inc., Class A	44,282	176,685
BlackRock Kelso Capital Corp.(a)	31,255	333,491
Calamos Asset Management, Inc., Class A	8,586	89,466
Capital Southwest Corp.	1,334	143,872
CIFC Corp.*(a)	2,957	26,110
Cohen & Steers, Inc.(a)	8,186	269,238
Cowen Group, Inc., Class A*	39,236	104,368
Diamond Hill Investment Group, Inc.	1,208	87,387
Duff & Phelps Corp., Class A	14,068	223,541
Epoch Holding Corp.	7,015	196,420
Evercore Partners, Inc., Class A	12,666	485,361
FBR & Co.*	16,854	66,910
Fidus Investment Corp.	5,124	91,873
Fifth Street Finance Corp.	46,438	503,852
Financial Engines, Inc.*(a)	20,637	686,387
FXCM, Inc., Class A(a)	10,222	122,562
GAMCO Investors, Inc., Class A	2,902	163,528
GFI Group, Inc.	31,173	105,988
Gladstone Capital Corp.	9,480	86,078
Gladstone Investment Corp.	11,000	82,170
Golub Capital BDC, Inc.(a)	6,881	110,784
Greenhill & Co., Inc.(a)	12,899	759,751
GSV Capital Corp.*(a)	8,685	74,257
Harris & Harris Group, Inc.*(a)	13,905	52,700
Hercules Technology Growth Capital, Inc.	23,157	283,210
HFF, Inc., Class A	14,697	256,316
Horizon Technology Finance Corp.	3,240	49,799
ICG Group, Inc.*	16,362	196,344
INTL. FCStone, Inc.*(a)	6,199	108,607
Investment Technology Group, Inc.*	17,476	176,857

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
JMP Group, Inc.	7,194	$47,480
KBW, Inc.	15,598	247,540
KCAP Financial, Inc.(a)	9,818	101,518
Knight Capital Group, Inc., Class A*	80,824	300,665
Ladenburg Thalmann Financial Services, Inc.*	47,067	57,892
Main Street Capital Corp.(a)	13,556	431,488
Manning & Napier, Inc.	6,083	85,770
MCG Capital Corp.(a)	31,986	147,455
Medallion Financial Corp.	8,095	103,535
Medley Capital Corp.	12,565	190,988
MVC Capital, Inc.	10,683	130,012
New Mountain Finance Corp.	8,382	125,730
NGP Capital Resources Co.	9,755	71,016
OFS Capital Corp.	2,686	38,598
Oppenheimer Holdings, Inc., Class A	4,617	78,535
PennantPark Investment Corp.	28,901	323,113
Piper Jaffray Cos.*	6,819	264,100
Prospect Capital Corp.(a)	84,350	951,468
Pzena Investment Management, Inc., Class A	4,425	25,798
Safeguard Scientifics, Inc.*	9,336	144,148
Solar Capital Ltd.	19,767	499,512
Solar Senior Capital Ltd.	4,256	79,332
Stellus Capital Investment Corp.(a)	1,300	19,812
Stifel Financial Corp.*	23,818	877,693
SWS Group, Inc.*	13,106	86,369
TCP Capital Corp.(a)	2,575	38,187
THL Credit, Inc.(a)	6,407	95,528
TICC Capital Corp.(a)	18,001	192,251
Triangle Capital Corp.(a)	12,129	330,394
Virtus Investment Partners, Inc.*	2,687	400,390
Walter Investment Management Corp.*	15,879	711,538
Westwood Holdings Group, Inc.	2,992	125,784
WisdomTree Investments, Inc.*	26,290	227,409

		14,620,183

Chemicals 2.3%
A. Schulman, Inc.	12,993	417,725
ADA-ES, Inc.*	4,046	95,971
American Vanguard Corp.	12,404	420,496
Arabian American Development Co.*	9,007	71,245
Axiall Corp.(a)	30,764	1,728,321
Balchem Corp.	13,022	487,023
Calgon Carbon Corp.*	25,188	404,015
Chase Corp.	2,747	51,699
Chemtura Corp.*	43,758	1,037,940
Ferro Corp.*	37,771	192,632
Flotek Industries, Inc.*	21,915	294,976
FutureFuel Corp.	8,640	110,160
GSE Holding, Inc.*	3,637	25,314
H.B. Fuller Co.	22,151	865,661
Hawkins, Inc.	4,099	159,943
Innophos Holdings, Inc.	9,630	486,989
Innospec, Inc.	10,228	411,677
KMG Chemicals, Inc.	3,496	68,347
Koppers Holdings, Inc.	9,186	372,584
Kraton Performance Polymers, Inc.*	14,269	374,561
Landec Corp.*	11,206	132,231
LSB Industries, Inc.*	8,320	344,448
Minerals Technologies, Inc.	15,720	650,336
Olin Corp.	35,582	827,637
OM Group, Inc.*	14,251	393,613
OMNOVA Solutions, Inc.*	20,744	169,686
PolyOne Corp.	39,738	867,878
Quaker Chemical Corp.	5,741	328,213
Sensient Technologies Corp.	22,120	842,772
Spartech Corp.*	13,814	131,647
Stepan Co.	7,464	437,838
Tredegar Corp.	10,633	242,539
Zep, Inc.	9,956	145,358
Zoltek Cos., Inc.*(a)	11,913	97,091

		13,688,566

Commercial Banks 6.2%
1st Source Corp.	6,659	150,493
1st United Bancorp, Inc.	13,519	86,792
Access National Corp.	3,324	51,555
Alliance Financial Corp.	2,168	96,714
American National Bankshares, Inc.	3,509	71,022
Ameris Bancorp*	10,636	141,033
Ames National Corp.	3,717	81,328
Arrow Financial Corp.	4,673	114,021
Bancfirst Corp.	2,931	119,878
Banco Latinoamericano de Comercio Exterior SA, Class E	12,539	290,905
Bancorp, Inc. (The)*	12,728	149,936
BancorpSouth, Inc.	41,924	607,898
Bank of Kentucky Financial Corp. (The)	2,649	69,536
Bank of Marin Bancorp	2,425	95,181
Bank of the Ozarks, Inc.	12,938	469,908
Banner Corp.	8,424	254,405
Bar Harbor Bankshares	1,716	60,575
BBCN Bancorp, Inc.	34,742	420,031
Berkshire Bancorp, Inc.	1,878	15,663
Boston Private Financial Holdings, Inc.	34,550	319,587
Bridge Bancorp, Inc.	3,868	79,062
Bridge Capital Holdings*	4,179	65,569
Bryn Mawr Bank Corp.	5,175	119,749
BSB Bancorp, Inc./MA*	3,666	46,741
C&F Financial Corp.	1,440	58,522
Camden National Corp.	3,462	116,842
Capital Bank Financial Corp., Class A*	3,928	60,766
Capital City Bank Group, Inc.*(a)	5,265	58,968
Cardinal Financial Corp.	12,927	211,227
Cascade Bancorp*(a)	2,677	18,525
Cathay General Bancorp	34,906	677,525
Center Bancorp, Inc.	5,423	64,968
Centerstate Banks, Inc.	13,175	116,599
Central Pacific Financial Corp.*	9,712	156,460
Century Bancorp, Inc., Class A	1,611	53,695
Chemical Financial Corp.	12,174	295,950
Citizens & Northern Corp.	5,526	109,967
Citizens Republic Bancorp, Inc.*	17,729	362,026
City Holding Co.	6,517	246,277
CNB Financial Corp.(a)	5,639	95,807
CoBiz Financial, Inc.	15,291	124,775
Columbia Banking System, Inc.	17,546	354,429
Community Bank System, Inc.	17,573	499,073
Community Trust Bancorp, Inc.	6,196	208,867
Crescent Financial Bancshares, Inc.*(a)	1,252	5,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
CVB Financial Corp.	39,300	$432,300
Eagle Bancorp, Inc.*	8,022	180,976
Enterprise Bancorp, Inc.	2,690	46,349
Enterprise Financial Services Corp.	7,994	107,200
Farmers National Banc Corp.(a)	8,321	54,752
Fidelity Southern Corp.*	4,358	48,768
Financial Institutions, Inc.	6,245	125,462
First Bancorp, Inc.	4,002	66,273
First Bancorp, North Carolina	6,836	86,817
First Bancorp, Puerto Rico*(a)	31,538	161,790
First Busey Corp.	33,667	152,848
First California Financial Group, Inc.*	10,121	81,170
First Commonwealth Financial Corp.(a)	46,661	329,893
First Community Bancshares, Inc.	7,689	122,640
First Connecticut Bancorp, Inc.	8,058	113,295
First Financial Bancorp	25,991	397,402
First Financial Bankshares, Inc.(a)	13,980	574,019
First Financial Corp.	5,055	152,509
First Interstate BancSystem, Inc.	7,331	126,313
First Merchants Corp.	12,638	190,202
First Midwest Bancorp, Inc.	33,156	420,087
First of Long Island Corp. (The)	3,493	101,856
FirstMerit Corp.(a)	48,695	741,625
FNB Corp.	62,048	719,136
FNB United Corp.*(a)	4,490	49,480
German American Bancorp, Inc.	5,707	127,437
Glacier Bancorp, Inc.	31,990	498,404
Great Southern Bancorp, Inc.	4,583	113,933
Guaranty Bancorp*	34,167	71,067
Hancock Holding Co.	33,892	1,024,216
Hanmi Financial Corp.*	13,887	228,441
Heartland Financial USA, Inc.(a)	6,423	152,161
Heritage Commerce Corp.*	9,262	60,296
Heritage Financial Corp.	7,080	100,040
Heritage Oaks Bancorp*	8,967	52,009
Home BancShares, Inc.	9,850	341,992
HomeTrust Bancshares, Inc.*	9,080	131,206
Horizon Bancorp	2,701	53,831
Hudson Valley Holding Corp.	7,009	107,238
IBERIABANK Corp.	13,104	674,725
Independent Bank Corp.	9,745	301,998
International Bancshares Corp.	23,714	463,609
Investors Bancorp, Inc.	19,645	346,734
Lakeland Bancorp, Inc.	12,699	123,815
Lakeland Financial Corp.	7,215	176,335
MainSource Financial Group, Inc.	9,096	125,525
MB Financial, Inc.	24,338	544,441
Mercantile Bank Corp.	3,862	63,723
Merchants Bancshares, Inc.	2,319	65,674
Metro Bancorp, Inc.*	6,362	99,947
MetroCorp Bancshares, Inc.*	7,109	71,659
Middleburg Financial Corp.	2,379	43,988
MidSouth Bancorp, Inc.	3,772	56,806
MidWestOne Financial Group, Inc.	3,023	72,250
National Bank Holdings Corp., Class A	3,019	54,493
National Bankshares, Inc.(a)	3,176	107,476
National Penn Bancshares, Inc.	54,697	533,296
NBT Bancorp, Inc.	14,721	305,314
Northrim BanCorp, Inc.	2,894	63,031
Old National Bancorp	45,035	601,668
OmniAmerican Bancorp, Inc.*	5,056	125,439
Oriental Financial Group, Inc.	20,100	288,837
Pacific Continental Corp.	8,211	90,239
Pacific Mercantile Bancorp*	4,763	27,625
PacWest Bancorp	13,439	369,304
Park National Corp.(a)	5,065	331,504
Park Sterling Corp.*	18,797	106,767
Peapack Gladstone Financial Corp.	3,957	58,128
Penns Woods Bancorp, Inc.	1,743	69,877
Peoples Bancorp, Inc.	4,830	104,811
Pinnacle Financial Partners, Inc.*	15,297	328,427
Preferred Bank, Los Angeles*	5,266	79,148
PrivateBancorp, Inc.	26,777	459,761
Prosperity Bancshares, Inc.	21,087	951,235
Renasant Corp.	11,114	216,167
Republic Bancorp, Inc., Class A	4,514	101,430
S&T Bancorp, Inc.	12,752	235,147
Sandy Spring Bancorp, Inc.	10,642	211,244
SCBT Financial Corp.	7,296	307,162
Seacoast Banking Corp. of Florida*(a)	33,158	59,353
Sierra Bancorp	5,462	68,057
Simmons First National Corp., Class A	7,697	196,504
Southside Bancshares, Inc.(a)	7,821	165,336
Southwest Bancorp, Inc.*	8,865	113,561
State Bank Financial Corp.	13,981	223,137
StellarOne Corp.	10,118	151,264
Sterling Bancorp	13,889	133,196
Sterling Financial Corp.	11,860	256,057
Suffolk Bancorp*	4,419	61,115
Sun Bancorp, Inc.*	18,052	62,460
Susquehanna Bancshares, Inc.	83,381	952,211
SY Bancorp, Inc.	5,528	124,988
Taylor Capital Group, Inc.*	7,343	127,401
Texas Capital Bancshares, Inc.*	17,812	737,417
Tompkins Financial Corp.	4,923	201,400
TowneBank(a)	11,861	179,931
TriCo Bancshares	7,213	118,870
Trustmark Corp.	28,788	665,866
UMB Financial Corp.	14,378	636,514
Umpqua Holdings Corp.	49,567	626,527
Union First Market Bankshares Corp.	9,076	158,648
United Bankshares, Inc.(a)	17,603	448,700
United Community Banks, Inc.*	18,724	196,415
Univest Corp. of Pennsylvania	7,560	127,613
Virginia Commerce Bancorp, Inc.*	12,084	158,784
Washington Banking Co.	6,980	98,348
Washington Trust Bancorp, Inc.	6,498	171,287
Webster Financial Corp.	31,972	711,377
WesBanco, Inc.	11,155	258,684
West Bancorporation, Inc.	7,082	78,398
West Coast Bancorp	8,415	199,604
Westamerica Bancorporation(a)	12,400	550,808
Western Alliance Bancorp*	32,143	395,359
Wilshire Bancorp, Inc.*	27,248	167,303
Wintrust Financial Corp.(a)	16,111	597,235

		36,058,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 2.3%
A.T. Cross Co., Class A*	4,406	$50,405
ABM Industries, Inc.	23,814	522,003
ACCO Brands Corp.*	49,891	415,592
Acorn Energy, Inc.(a)	8,042	59,189
ARC Document Solutions, Inc.*	16,388	39,167
Brink’s Co. (The)	20,977	625,534
Casella Waste Systems, Inc., Class A*	16,111	73,144
CECO Environmental Corp.	3,177	35,138
Cenveo, Inc.*(a)	24,490	61,225
CompX International, Inc.	423	5,710
Consolidated Graphics, Inc.*	3,264	119,560
Courier Corp.	4,030	48,803
Deluxe Corp.	22,620	832,190
EnergySolutions, Inc.*	35,640	136,501
EnerNOC, Inc.*	11,079	171,170
Ennis, Inc.	11,719	182,934
G&K Services, Inc., Class A	8,338	333,853
Geo Group, Inc. (The)	31,414	1,024,725
Healthcare Services Group, Inc.	29,828	720,346
Heritage-Crystal Clean, Inc.*(a)	3,451	54,284
Herman Miller, Inc.	25,868	638,940
HNI Corp.	20,259	639,577
InnerWorkings, Inc.*(a)	14,007	194,837
Interface, Inc.	25,768	432,387
Intersections, Inc.	4,136	42,932
Kimball International, Inc., Class B	14,619	157,885
Knoll, Inc.	21,177	351,115
McGrath RentCorp	10,938	326,937
Metalico, Inc.*	18,217	35,159
Mine Safety Appliances Co.	12,277	567,443
Mobile Mini, Inc.*	16,760	402,240
Multi-Color Corp.	6,038	144,670
NL Industries, Inc.	3,007	38,911
Performant Financial Corp.*	3,922	49,809
Quad/Graphics, Inc.(a)	11,242	243,951
Schawk, Inc.	5,306	68,129
Standard Parking Corp.*	7,010	146,930
Steelcase, Inc., Class A	33,635	458,445
Swisher Hygiene, Inc.*(a)	50,411	75,616
Sykes Enterprises, Inc.*	17,136	275,890
Team, Inc.*	8,780	384,652
Tetra Tech, Inc.*	28,074	804,601
TMS International Corp., Class A*	5,755	80,225
TRC Cos., Inc.*	6,970	41,611
UniFirst Corp.	6,444	526,733
United Stationers, Inc.	18,007	600,353
US Ecology, Inc.	8,124	193,026
Viad Corp.	9,028	252,062

		13,686,539

Communications Equipment 1.9%
ADTRAN, Inc.	28,340	572,468
Ambient Corp.*(a)	1,224	3,427
Anaren, Inc.*	6,233	121,980
Arris Group, Inc.*	50,103	827,701
Aruba Networks, Inc.*	49,548	1,141,586
Aviat Networks, Inc.*	27,445	102,919
Aware, Inc.	5,148	29,652
Bel Fuse, Inc., Class B	4,747	88,437
Black Box Corp.	7,230	169,399
CalAmp Corp.*	12,903	110,450
Calix, Inc.*	17,667	143,809
Ciena Corp.*	43,940	688,100
Comtech Telecommunications Corp.	7,874	208,661
Digi International, Inc.*	11,654	114,209
Emulex Corp.*	38,267	292,360
Extreme Networks*	42,326	156,183
Finisar Corp.*	40,411	626,370
Globecomm Systems, Inc.*	10,335	128,154
Harmonic, Inc.*	51,717	270,480
Infinera Corp.*(a)	48,356	344,778
InterDigital, Inc.(a)	18,163	788,093
Ixia*	18,644	354,050
KVH Industries, Inc.*	6,536	95,164
Loral Space & Communications, Inc.	4,867	285,644
NETGEAR, Inc.*(a)	16,808	590,129
Numerex Corp., Class A*	4,373	54,269
Oclaro, Inc.*(a)	32,557	52,742
Oplink Communications, Inc.*	8,562	144,270
ParkerVision, Inc.*(a)	34,122	81,552
PC-Tel, Inc.	8,152	60,488
Plantronics, Inc.	18,835	774,495
Procera Networks, Inc.*	8,465	142,466
Ruckus Wireless, Inc.*(a)	3,598	84,769
ShoreTel, Inc.*	21,517	92,308
Sonus Networks, Inc.*	95,445	216,660
Sycamore Networks, Inc.	9,215	21,194
Symmetricom, Inc.*	18,723	100,917
Tellabs, Inc.	162,549	370,612
Telular Corp.	7,445	82,565
TESSCO Technologies, Inc.	2,422	54,132
Ubiquiti Networks, Inc.(a)	4,714	60,716
ViaSat, Inc.*(a)	16,604	637,760
Westell Technologies, Inc., Class A*	19,278	35,279

		11,321,397

Computers & Peripherals 0.7%
3D Systems Corp.*(a)	20,747	1,200,214
Avid Technology, Inc.*	13,423	99,330
Cray, Inc.*	16,383	304,232
Datalink Corp.*	6,827	60,009
Electronics for Imaging, Inc.*	20,494	463,574
Imation Corp.*	13,827	51,298
Immersion Corp.*	12,621	85,823
Intermec, Inc.*	26,411	260,941
Intevac, Inc.*	10,427	43,898
OCZ Technology Group, Inc.*(a)	30,252	68,067
QLogic Corp.*	43,349	500,681
Quantum Corp.*(a)	105,306	143,216
Silicon Graphics International Corp.*(a)	13,941	202,702
STEC, Inc.*	15,964	80,778
Super Micro Computer, Inc.*	13,081	161,943
Synaptics, Inc.*	14,932	523,815

		4,250,521

Construction & Engineering 0.9%
Aegion Corp.*	17,307	407,061
Argan, Inc.	4,409	82,889
Comfort Systems USA, Inc.	16,390	211,595

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Dycom Industries, Inc.*	14,846	$311,469
EMCOR Group, Inc.	29,603	1,075,477
Furmanite Corp.*	16,727	88,820
Granite Construction, Inc.	17,189	624,992
Great Lakes Dredge & Dock Corp.	26,078	244,612
Layne Christensen Co.*	8,704	197,320
MasTec, Inc.*(a)	24,208	685,087
Michael Baker Corp.	3,904	100,294
MYR Group, Inc.*	9,018	202,454
Northwest Pipe Co.*	4,197	103,456
Orion Marine Group, Inc.*	12,168	94,910
Pike Electric Corp.	7,688	79,955
Primoris Services Corp.	13,143	252,083
Sterling Construction Co., Inc.*	7,312	74,948
Tutor Perini Corp.*	15,670	259,965

		5,097,387

Construction Materials 0.4%
Eagle Materials, Inc.	21,686	1,404,602
Headwaters, Inc.*	27,118	253,825
Texas Industries, Inc.*(a)	10,044	570,901
United States Lime & Minerals, Inc.*	788	36,287

		2,265,615

Consumer Finance 0.8%
Asset Acceptance Capital Corp.*	7,160	38,449
Asta Funding, Inc.	4,629	43,837
Cash America International, Inc.	13,109	628,052
Credit Acceptance Corp.*	3,484	346,902
DFC Global Corp.*(a)	19,360	372,874
Encore Capital Group, Inc.*	9,725	292,625
EZCORP, Inc., Class A*	21,415	475,413
First Cash Financial Services, Inc.*	12,733	678,796
First Marblehead Corp. (The)*	26,569	25,788
Green Dot Corp., Class A*(a)	10,784	144,506
Nelnet, Inc., Class A	10,657	324,292
Netspend Holdings, Inc.*(a)	12,632	136,931
Nicholas Financial, Inc.	4,539	59,325
Portfolio Recovery Associates, Inc.*	7,587	811,430
Regional Management Corp.*(a)	2,186	36,725
World Acceptance Corp.*(a)	4,641	359,909

		4,775,854

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,821	117,236
Berry Plastics Group, Inc.*	12,906	226,887
Boise, Inc.	44,522	367,307
Graphic Packaging Holding Co.*	64,873	454,760
Myers Industries, Inc.	14,789	218,581
UFP Technologies, Inc.*	2,436	46,089

		1,430,860

Distributors 0.2%
Core-Mark Holding Co., Inc.	5,032	252,254
Pool Corp.	21,079	965,840
VOXX International Corp.*	8,218	79,386
Weyco Group, Inc.(a)	2,950	67,201

		1,364,681

Diversified Consumer Services 1.1%
American Public Education, Inc.*	7,957	306,583
Ascent Capital Group, Inc., Class A*	6,273	399,653
Bridgepoint Education, Inc.*(a)	7,770	81,974
Capella Education Co.*	5,566	152,063
Career Education Corp.*	23,185	80,220
Carriage Services, Inc.	7,027	98,237
Coinstar, Inc.*(a)	13,881	706,265
Collectors Universe(a)	2,400	28,872
Corinthian Colleges, Inc.*(a)	35,271	86,767
Education Management Corp.*(a)	11,925	51,635
Grand Canyon Education, Inc.*	17,701	422,346
Hillenbrand, Inc.	24,449	605,113
K12, Inc.*(a)	11,761	217,108
LifeLock, Inc.*(a)	7,659	71,841
Lincoln Educational Services Corp.	10,255	56,813
Mac-Gray Corp.	5,323	64,249
Matthews International Corp., Class A	12,482	408,910
National American University Holdings, Inc.	4,756	18,548
Regis Corp.	25,565	453,779
Sotheby’s(a)	30,042	1,079,109
Steiner Leisure Ltd.*	6,721	302,781
Stewart Enterprises, Inc., Class A	33,089	272,984
Strayer Education, Inc.(a)	5,209	296,392
Universal Technical Institute, Inc.	9,639	108,921

		6,371,163

Diversified Financial Services 0.3%
California First National Bancorp	1,047	16,961
Gain Capital Holdings, Inc.	6,711	28,790
MarketAxess Holdings, Inc.	16,165	611,199
Marlin Business Services Corp.	3,644	80,168
MicroFinancial, Inc.	3,863	29,011
NewStar Financial, Inc.*	11,576	165,074
PHH Corp.*	25,162	550,545
PICO Holdings, Inc.*	9,992	210,132
Resource America, Inc., Class A	5,399	41,842

		1,733,722

Diversified Telecommunication Services 0.5%
8x8, Inc.*	31,287	207,120
Atlantic Tele-Network, Inc.	4,067	176,020
Cbeyond, Inc.*	12,323	108,442
Cincinnati Bell, Inc.*	87,694	416,547
Cogent Communications Group, Inc.	20,819	515,687
Consolidated Communications Holdings, Inc.	17,987	309,556
FairPoint Communications, Inc.*(a)	9,486	87,840
General Communication, Inc., Class A*	16,334	139,002
Hawaiian Telcom Holdco, Inc.*(a)	4,603	92,152
HickoryTech Corp.	6,158	59,610
IDT Corp., Class B	6,882	70,334
inContact, Inc.*	16,348	96,453
Iridium Communications, Inc.*(a)	22,278	155,946
Lumos Networks Corp.	6,881	66,815
magicJack VocalTec Ltd.*(a)	6,268	82,424
Neutral Tandem, Inc.	12,655	35,054
ORBCOMM, Inc.*	15,997	67,507
Premiere Global Services, Inc.*	22,026	206,384
Primus Telecommunications Group, Inc.	5,438	58,078
Towerstream Corp.*(a)	21,489	63,393
Vonage Holdings Corp.*	59,048	154,115

		3,168,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities 1.4%
ALLETE, Inc.	16,959	$782,488
Cleco Corp.	27,028	1,155,447
El Paso Electric Co.	17,781	599,042
Empire District Electric Co. (The)	18,635	395,248
IDACORP, Inc.	22,180	1,029,374
MGE Energy, Inc.	10,256	537,312
Otter Tail Corp.	16,023	430,698
PNM Resources, Inc.	35,256	753,068
Portland General Electric Co.	33,514	962,522
UIL Holdings Corp.	22,461	835,774
Unitil Corp.	6,182	165,554
UNS Energy Corp.	17,909	811,099

		8,457,626

Electrical Equipment 1.2%
Acuity Brands, Inc.	18,794	1,293,027
American Superconductor Corp.*(a)	17,603	46,648
AZZ, Inc.	11,200	479,248
Belden, Inc.	20,169	971,137
Brady Corp., Class A	21,728	758,090
Capstone Turbine Corp.*(a)	134,093	113,054
Coleman Cable, Inc.	3,932	40,225
Encore Wire Corp.	7,308	238,387
EnerSys, Inc.*	21,283	871,113
Enphase Energy, Inc.*(a)	3,522	13,278
Franklin Electric Co., Inc.	10,389	691,076
FuelCell Energy, Inc.*(a)	68,247	74,389
Generac Holdings, Inc.	10,906	405,485
Global Power Equipment Group, Inc.	7,493	122,960
II-VI, Inc.*	23,364	397,655
LSI Industries, Inc.	8,730	63,205
Powell Industries, Inc.*	4,012	181,543
Preformed Line Products Co.	1,039	70,112
Thermon Group Holdings, Inc.*	6,611	159,986
Vicor Corp.*	8,812	47,409

		7,038,027

Electronic Equipment, Instruments & Components 2.2%
Aeroflex Holding Corp.*	8,872	62,015
Agilysys, Inc.*	6,637	56,481
Anixter International, Inc.	12,512	841,807
Audience, Inc.*	2,706	33,067
Badger Meter, Inc.	6,381	315,796
Benchmark Electronics, Inc.*	25,540	448,482
Checkpoint Systems, Inc.*	17,651	212,871
Cognex Corp.	18,979	752,707
Coherent, Inc.	10,530	583,467
CTS Corp.	15,249	151,728
Daktronics, Inc.	16,238	192,583
DTS, Inc.*	8,089	154,500
Echelon Corp.*	17,044	41,247
Electro Rent Corp.	8,386	129,815
Electro Scientific Industries, Inc.	10,316	111,413
Fabrinet*	9,902	144,965
FARO Technologies, Inc.*	7,421	246,451
FEI Co.	16,830	1,025,957
GSI Group, Inc.*	13,091	124,365
Insight Enterprises, Inc.*	19,458	381,377
InvenSense, Inc.*(a)	16,021	233,907
KEMET Corp.*	20,207	116,392
Key Tronic Corp.*	4,714	45,396
Littelfuse, Inc.	9,584	613,472
Maxwell Technologies, Inc.*(a)	13,115	126,822
Measurement Specialties, Inc.*	6,663	235,204
Mercury Systems, Inc.*	13,908	102,224
Mesa Laboratories, Inc.	1,153	59,944
Methode Electronics, Inc.	16,494	158,672
MTS Systems Corp.	7,093	403,237
Multi-Fineline Electronix, Inc.*	3,950	63,101
Neonode, Inc.*(a)	10,113	52,588
Newport Corp.*	16,811	242,415
OSI Systems, Inc.*	8,801	479,302
Park Electrochemical Corp.	9,151	239,207
PC Connection, Inc.	3,965	48,968
Plexus Corp.*	15,524	396,173
Power-One, Inc.*(a)	29,497	118,578
Radisys Corp.*	10,247	39,963
RealD, Inc.*(a)	18,219	207,332
Richardson Electronics Ltd.	5,778	70,029
Rofin-Sinar Technologies, Inc.*	12,580	322,425
Rogers Corp.*	7,195	337,158
Sanmina-SCI Corp.*	35,989	342,615
ScanSource, Inc.*	12,182	354,009
SYNNEX Corp.*	11,630	418,099
TTM Technologies, Inc.*	23,380	186,339
Universal Display Corp.*(a)	17,571	488,825
Viasystems Group, Inc.*	1,709	24,080
Vishay Precision Group, Inc.*	5,488	72,387
Zygo Corp.*	7,320	116,461

		12,726,418

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*(a)	13,837	178,913
Bolt Technology Corp.	3,819	56,903
Bristow Group, Inc.	15,881	904,899
C&J Energy Services, Inc.*	19,668	450,594
Cal Dive International, Inc.*(a)	42,999	81,698
Dawson Geophysical Co.*	3,428	91,596
Dril-Quip, Inc.*	17,841	1,446,727
Exterran Holdings, Inc.*	28,700	666,988
Forbes Energy Services Ltd.*	6,512	15,173
Forum Energy Technologies, Inc.*	9,812	250,304
Geospace Technologies Corp.*	5,638	508,322
Global Geophysical Services, Inc.*	8,700	33,234
Gulf Island Fabrication, Inc.	6,318	146,704
GulfMark Offshore, Inc., Class A	11,916	414,200
Heckmann Corp.*(a)	62,054	238,287
Helix Energy Solutions Group, Inc.*	46,826	1,110,713
Hercules Offshore, Inc.*	70,012	460,679
Hornbeck Offshore Services, Inc.*	15,663	576,555
ION Geophysical Corp.*	58,649	398,813
Key Energy Services, Inc.*	67,145	545,889
Lufkin Industries, Inc.(a)	14,903	863,033
Matrix Service Co.*	11,580	165,362
Mitcham Industries, Inc.*	5,733	84,963
Natural Gas Services Group, Inc.*	5,517	100,354
Newpark Resources, Inc.*	39,814	343,197
Parker Drilling Co.*	51,832	291,296
PHI, Inc., Non-Voting Shares*	5,738	189,871
Pioneer Energy Services Corp.*	27,269	206,699
RigNet, Inc.*	5,484	117,467
Tesco Corp.*	13,302	160,821
TETRA Technologies, Inc.*	34,258	291,193
TGC Industries, Inc.	6,543	59,541
Vantage Drilling Co.*(a)	85,925	160,680
Willbros Group, Inc.*	17,508	114,502

		11,726,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 1.0%
Andersons, Inc. (The)	8,127	$383,188
Arden Group, Inc., Class A	501	46,894
Casey’s General Stores, Inc.	16,923	926,196
Chefs’ Warehouse Inc. (The)*	4,936	81,888
Harris Teeter Supermarkets, Inc.	19,470	807,810
Ingles Markets, Inc., Class A	5,704	109,460
Nash Finch Co.	5,429	112,760
Natural Grocers by Vitamin Cottage, Inc.*	3,109	63,859
Pantry, Inc. (The)*	10,455	130,687
PriceSmart, Inc.	8,072	621,625
Rite Aid Corp.*	291,659	466,654
Roundy’s, Inc.(a)	8,969	52,200
Spartan Stores, Inc.	9,421	152,997
SUPERVALU, Inc.(a)	93,716	366,430
Susser Holdings Corp.*	4,937	206,663
United Natural Foods, Inc.*	21,677	1,170,124
Village Super Market, Inc., Class A	3,778	120,858
Weis Markets, Inc.	4,869	196,026

		6,016,319

Food Products 1.5%
Alico, Inc.	1,601	69,756
Annie’s, Inc.*(a)	2,237	80,219
B&G Foods, Inc.	23,288	738,230
Boulder Brands, Inc.*	26,085	350,322
Calavo Growers, Inc.(a)	5,358	133,468
Cal-Maine Foods, Inc.	6,413	267,294
Chiquita Brands International, Inc.*	20,420	150,087
Darling International, Inc.*	52,184	880,344
Diamond Foods, Inc.*(a)	9,896	141,315
Dole Food Co., Inc.*	15,809	176,112
Farmer Bros. Co.*	2,994	40,239
Fresh Del Monte Produce, Inc.	16,824	443,312
Griffin Land & Nurseries, Inc.	1,237	37,234
Hain Celestial Group, Inc. (The)*	16,371	932,983
Inventure Foods, Inc.*	5,858	41,767
J&J Snack Foods Corp.	6,577	448,223
John B. Sanfilippo & Son, Inc.	3,545	65,334
Lancaster Colony Corp.	8,199	585,900
Lifeway Foods, Inc.	1,985	20,545
Limoneira Co.	3,684	80,127
Omega Protein Corp.*	8,773	60,621
Pilgrim’s Pride Corp.*	26,547	224,322
Post Holdings, Inc.*	11,616	441,292
Sanderson Farms, Inc.	10,162	512,978
Seneca Foods Corp., Class A*	3,668	110,077
Snyders-Lance, Inc.	19,546	497,055
Tootsie Roll Industries, Inc.(a)	10,514	284,929
TreeHouse Foods, Inc.*	15,918	842,540
Westway Group, Inc.*	5,274	35,863

		8,692,488

Gas Utilities 1.0%
Chesapeake Utilities Corp.	4,306	204,363
Delta Natural Gas Co., Inc.	3,017	59,435
Laclede Group, Inc. (The)	10,017	399,879
New Jersey Resources Corp.	18,428	774,529
Northwest Natural Gas Co.	11,899	540,452
Piedmont Natural Gas Co., Inc.	31,794	1,009,777
South Jersey Industries, Inc.	13,521	733,920
Southwest Gas Corp.	20,476	912,001
WGL Holdings, Inc.	22,906	960,449

		5,594,805

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	9,652	373,725
ABIOMED, Inc.*	14,743	205,665
Accuray, Inc.*	31,491	160,919
Align Technology, Inc.*	31,873	999,537
Alphatec Holdings, Inc.*	24,344	42,115
Analogic Corp.	5,444	414,778
AngioDynamics, Inc.*	10,688	130,394
Anika Therapeutics, Inc.*	5,288	56,159
Antares Pharma, Inc.*(a)	47,560	181,204
ArthroCare Corp.*	12,244	446,049
AtriCure, Inc.*	6,543	52,737
Atrion Corp.	695	139,354
Cantel Medical Corp.	9,403	295,348
Cardiovascular Systems, Inc.*	7,584	119,372
Cerus Corp.*(a)	23,690	75,097
Conceptus, Inc.*	13,924	287,670
CONMED Corp.	12,539	368,270
CryoLife, Inc.	12,405	79,640
Cyberonics, Inc.*	12,232	530,379
Cynosure, Inc., Class A*	5,402	144,233
Derma Sciences, Inc.*(a)	4,885	59,744
DexCom, Inc.*	30,518	464,789
Endologix, Inc.*	24,581	376,827
EnteroMedics, Inc.*(a)	11,383	35,173
Exactech, Inc.*	3,840	73,690
Globus Medical, Inc., Class A*(a)	4,085	52,206
Greatbatch, Inc.*	10,441	277,104
Haemonetics Corp.*	22,481	942,853
Hansen Medical, Inc.*(a)	24,634	59,122
HeartWare International, Inc.*	6,265	566,231
ICU Medical, Inc.*	5,556	335,860
Insulet Corp.*	21,251	490,261
Integra LifeSciences Holdings Corp.*	8,605	362,701
Invacare Corp.	13,969	219,732
MAKO Surgical Corp.*(a)	17,344	201,017
Masimo Corp.	22,239	451,452
Meridian Bioscience, Inc.	18,301	383,406
Merit Medical Systems, Inc.*	18,590	257,843
Natus Medical, Inc.*	13,215	162,809
Navidea Biopharmaceuticals, Inc.*(a)	43,370	142,687
Neogen Corp.*	10,486	487,494
NuVasive, Inc.*	19,193	330,695
NxStage Medical, Inc.*	22,767	266,374
OraSure Technologies, Inc.*	24,222	170,765
Orthofix International NV*	8,282	315,958
Palomar Medical Technologies, Inc.*	8,744	85,429
PhotoMedex, Inc.*(a)	5,875	83,249

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Quidel Corp.*(a)	12,579	$282,273
Rochester Medical Corp.*	4,695	54,838
Rockwell Medical, Inc.*(a)	9,350	57,222
RTI Biologics, Inc.*	25,035	123,172
Solta Medical, Inc.*	29,463	75,425
Spectranetics Corp.*	15,170	252,732
Staar Surgical Co.*	16,345	92,513
STERIS Corp.	25,624	966,794
SurModics, Inc.*	5,600	135,016
Symmetry Medical, Inc.*	16,167	173,149
Tornier NV*	6,997	120,628
Unilife Corp.*(a)	35,816	79,512
Utah Medical Products, Inc.	1,442	57,968
Vascular Solutions, Inc.*	7,220	120,646
Volcano Corp.*	23,595	590,819
West Pharmaceutical Services, Inc.	14,998	888,032
Wright Medical Group, Inc.*(a)	17,400	367,836
Young Innovations, Inc.(b)	2,480	97,886
ZELTIQ Aesthetics, Inc.*(a)	7,589	33,164

		17,327,741

Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.*	11,985	306,456
Accretive Health, Inc.*(a)	24,757	319,613
Air Methods Corp.	17,094	747,350
Almost Family, Inc.	3,584	71,752
Amedisys, Inc.*	13,223	147,040
AMN Healthcare Services, Inc.*	19,531	237,302
Amsurg Corp.*	14,053	438,594
Assisted Living Concepts, Inc., Class A	8,758	86,004
Bio-Reference Labs, Inc.*(a)	10,886	302,304
BioScrip, Inc.*	19,400	217,862
Capital Senior Living Corp.*	12,437	264,038
Centene Corp.*	22,803	984,177
Chemed Corp.	8,524	643,988
Chindex International, Inc.*	5,180	57,187
CorVel Corp.*	2,783	127,461
Cross Country Healthcare, Inc.*	12,406	70,094
Emeritus Corp.*	13,551	366,961
Ensign Group, Inc. (The)	7,667	218,970
ExamWorks Group, Inc.*(a)	13,108	189,673
Five Star Quality Care, Inc.*	17,888	101,246
Gentiva Health Services, Inc.*	13,621	134,984
Hanger, Inc.*	15,179	436,093
HealthSouth Corp.*	42,364	1,010,805
Healthways, Inc.*	14,916	156,916
HMS Holdings Corp.*	38,094	1,038,442
IPC The Hospitalist Co., Inc.*	7,346	313,233
Kindred Healthcare, Inc.*	23,379	252,026
Landauer, Inc.	4,175	262,983
LHC Group, Inc.*	6,583	140,613
Magellan Health Services, Inc.*	12,095	620,473
Molina Healthcare, Inc.*	13,245	380,264
MWI Veterinary Supply, Inc.*	5,644	633,878
National HealthCare Corp.	4,648	223,708
National Research Corp.	1,126	60,556
Owens & Minor, Inc.(a)	28,198	863,141
PDI, Inc.*	4,432	34,348
PharMerica Corp.*	13,055	189,036
Providence Service Corp. (The)*	5,701	105,640
PSS World Medical, Inc.*	22,424	648,726
Select Medical Holdings Corp.	15,351	149,519
Skilled Healthcare Group, Inc., Class A*	8,576	45,624
Team Health Holdings, Inc.*	12,585	426,254
Triple-S Management Corp., Class B*	8,528	154,101
U.S. Physical Therapy, Inc.	5,251	129,175
Universal American Corp.	16,460	154,230
Vanguard Health Systems, Inc.*	13,946	194,826
WellCare Health Plans, Inc.*	19,108	968,967

		15,626,633

Health Care Technology 0.6%
athenahealth, Inc.*(a)	15,891	1,374,095
Computer Programs & Systems, Inc.	4,892	257,368
Epocrates, Inc.*	8,275	96,652
Greenway Medical Technologies, Inc.*(a)	3,552	52,925
HealthStream, Inc.*	8,633	213,926
MedAssets, Inc.*	25,820	504,781
Medidata Solutions, Inc.*	9,870	461,817
Merge Healthcare, Inc.*(a)	26,539	71,390
Omnicell, Inc.*	14,773	233,413
Quality Systems, Inc.	17,538	319,893
Vocera Communications, Inc.*(a)	3,153	82,798

		3,669,058

Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.*	10,785	313,412
Ameristar Casinos, Inc.	14,565	385,973
Biglari Holdings, Inc.*	542	199,933
BJ’s Restaurants, Inc.*	10,930	349,432
Bloomin’ Brands, Inc.*	8,042	149,340
Bluegreen Corp.*	6,393	61,373
Bob Evans Farms, Inc.	12,922	572,057
Boyd Gaming Corp.*(a)	24,425	171,219
Bravo Brio Restaurant Group, Inc.*	8,747	130,330
Buffalo Wild Wings, Inc.*	8,246	606,493
Caesars Entertainment Corp.*(a)	16,552	133,244
Carrols Restaurant Group, Inc.*	6,866	43,050
CEC Entertainment, Inc.	8,097	266,877
Cheesecake Factory, Inc. (The)	23,987	795,409
Churchill Downs, Inc.	5,764	372,700
Chuy’s Holdings, Inc.*	2,880	81,734
Cracker Barrel Old Country Store, Inc.	8,534	553,174
Del Frisco’s Restaurant Group, Inc.*	2,384	37,691
Denny’s Corp.*	42,923	217,190
DineEquity, Inc.*	6,756	494,945
Domino’s Pizza, Inc.	25,707	1,197,175
Einstein Noah Restaurant Group, Inc.	2,749	35,325
Fiesta Restaurant Group, Inc.*	7,233	128,820
Frisch’s Restaurants, Inc.	1,372	25,066
Ignite Restaurant Group, Inc.*	2,961	42,935
International Speedway Corp., Class A	12,242	335,553
Interval Leisure Group, Inc.	17,105	338,679
Isle of Capri Casinos, Inc.*	9,361	65,808
Jack in the Box, Inc.*	19,593	568,785
Jamba, Inc.*	34,067	88,234
Krispy Kreme Doughnuts, Inc.*	26,318	342,134
Life Time Fitness, Inc.*	19,017	964,732
Luby’s, Inc.*	8,952	61,053
Marcus Corp.	8,844	117,625
Marriott Vacations Worldwide Corp.*	11,787	523,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.*	3,817	$39,544
Morgans Hotel Group Co.*	9,893	53,323
MTR Gaming Group, Inc.*	10,146	40,584
Multimedia Games Holding Co., Inc.*	12,072	204,500
Nathan’s Famous, Inc.*	1,171	48,327
Orient-Express Hotels Ltd., Class A*	42,804	497,382
Papa John’s International, Inc.*	7,929	444,817
Pinnacle Entertainment, Inc.*	26,079	405,528
Premier Exhibitions, Inc.*	11,460	27,160
Red Lion Hotels Corp.*(a)	6,241	46,620
Red Robin Gourmet Burgers, Inc.*	6,488	239,861
Ruby Tuesday, Inc.*	28,244	212,677
Ruth’s Hospitality Group, Inc.*	15,881	123,237
Scientific Games Corp., Class A*	22,928	203,830
SHFL Entertainment, Inc.*	24,387	360,928
Six Flags Entertainment Corp.	17,604	1,107,996
Sonic Corp.*	25,191	281,132
Speedway Motorsports, Inc.	5,226	85,497
Texas Roadhouse, Inc.	27,614	485,730
Town Sports International Holdings, Inc.	10,405	109,565
Vail Resorts, Inc.	15,985	844,807
WMS Industries, Inc.*	24,258	600,386

		17,234,038

Household Durables 1.2%
American Greetings Corp., Class A(a)	13,788	220,608
Bassett Furniture Industries, Inc.	4,999	69,586
Beazer Homes USA, Inc.*(a)	11,019	207,378
Blyth, Inc.(a)	4,670	65,427
Cavco Industries, Inc.*	3,094	160,455
CSS Industries, Inc.	4,335	98,448
Ethan Allen Interiors, Inc.	10,668	308,412
Flexsteel Industries, Inc.	1,995	46,803
Helen of Troy Ltd.*	14,091	510,094
Hooker Furniture Corp.(a)	4,792	72,359
Hovnanian Enterprises, Inc., Class A*(a)	46,664	266,451
iRobot Corp.*	12,085	276,505
KB Home(a)	34,173	651,679
La-Z-Boy, Inc.	22,950	358,938
Libbey, Inc.*	9,206	172,889
Lifetime Brands, Inc.	4,326	46,029
M.D.C. Holdings, Inc.	16,979	667,614
M/I Homes, Inc.*	9,416	256,492
Meritage Homes Corp.*	13,568	600,248
NACCO Industries, Inc., Class A	2,414	157,296
Ryland Group, Inc. (The)	19,804	786,615
Sealy Corp.*(a)	22,995	49,669
Skullcandy, Inc.*(a)	7,261	47,777
Standard Pacific Corp.*(a)	51,475	427,243
Universal Electronics, Inc.*	6,674	127,473
Zagg, Inc.*(a)	11,445	79,199

		6,731,687

Household Products 0.2%
Central Garden and Pet Co., Class A*	17,358	166,984
Harbinger Group, Inc.*	18,368	150,618
Oil-Dri Corp. of America	2,219	61,577
Orchids Paper Products Co.	2,555	56,031
Spectrum Brands Holdings, Inc.	10,213	517,186
WD-40 Co.	7,083	378,374

		1,330,770

Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.*(a)	10,738	24,697
Atlantic Power Corp.(a)	50,474	620,326
Genie Energy Ltd., Class B	6,768	48,324
Ormat Technologies, Inc.(a)	7,951	169,038

		862,385

Industrial Conglomerates 0.2%
Raven Industries, Inc.	16,121	434,138
Seaboard Corp.	136	367,650
Standex International Corp.	5,598	317,127

		1,118,915

Information Technology Services 1.8%
Acxiom Corp.*	34,037	603,476
CACI International, Inc., Class A*	10,037	538,284
Cardtronics, Inc.*	19,642	508,531
Cass Information Systems, Inc.	4,502	174,678
CIBER, Inc.*	32,689	110,489
Computer Task Group, Inc.*	6,862	131,339
Convergys Corp.	48,407	823,887
CSG Systems International, Inc.*	15,026	282,940
EPAM Systems, Inc.*	2,190	45,377
Euronet Worldwide, Inc.*	22,519	551,040
ExlService Holdings, Inc.*	10,310	305,795
Forrester Research, Inc.	6,190	174,991
Global Cash Access Holdings, Inc.*	22,331	168,599
Hackett Group, Inc. (The)	11,037	47,459
Heartland Payment Systems, Inc.	17,151	544,716
Higher One Holdings, Inc.*(a)	14,432	151,969
iGATE Corp.*	14,191	248,059
Innodata, Inc.*	9,936	37,359
Lionbridge Technologies, Inc.*	25,401	101,350
ManTech International Corp., Class A(a)	10,144	250,252
Mattersight Corp.*(a)	4,536	20,049
MAXIMUS, Inc.	15,051	1,032,047
ModusLink Global Solutions, Inc.*	16,679	48,536
MoneyGram International, Inc.*	9,679	133,280
PRGX Global, Inc.*	9,920	66,960
Sapient Corp.*	54,529	660,346
ServiceSource International, Inc.*	22,283	134,812
Syntel, Inc.	6,876	400,802
TeleTech Holdings, Inc.*	10,101	188,889
TNS, Inc.*	10,752	225,254
Unisys Corp.*	19,398	430,830
Virtusa Corp.*	8,354	173,011
WEX, Inc.*	17,250	1,356,022

		10,671,428

Insurance 2.4%
Alterra Capital Holdings Ltd.	38,063	1,159,780
American Equity Investment Life Holding Co.(a)	26,499	357,207
American Safety Insurance Holdings Ltd.*	4,072	81,359
AMERISAFE, Inc.*	8,113	232,356
Amtrust Financial Services, Inc.	11,930	396,553
Argo Group International Holdings Ltd.	11,414	411,931
Baldwin & Lyons, Inc., Class B	4,089	100,998
Citizens, Inc.*	17,483	175,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
CNO Financial Group, Inc.	89,153	$915,601
Crawford & Co., Class B	11,838	86,062
Donegal Group, Inc., Class A	3,500	46,025
Eastern Insurance Holdings, Inc.	2,926	53,721
eHealth, Inc.*	8,719	212,482
EMC Insurance Group, Inc.	2,049	51,143
Employers Holdings, Inc.	13,613	290,093
Enstar Group Ltd.*	3,746	460,983
FBL Financial Group, Inc., Class A	4,221	147,440
First American Financial Corp.	47,135	1,126,055
Fortegra Financial Corp.*	3,074	28,189
Global Indemnity PLC*	4,632	97,782
Greenlight Capital Re Ltd., Class A*	12,462	299,711
Hallmark Financial Services*	6,371	57,020
Hilltop Holdings, Inc.*	17,637	231,750
Homeowners Choice, Inc.(a)	3,719	84,049
Horace Mann Educators Corp.	17,633	383,341
Independence Holding Co.	3,748	37,068
Infinity Property & Casualty Corp.	5,227	310,850
Investors Title Co.	538	35,755
Kansas City Life Insurance Co.	1,815	70,313
Maiden Holdings Ltd.	22,213	225,906
Meadowbrook Insurance Group, Inc.	22,676	142,179
Montpelier Re Holdings Ltd.	22,205	541,358
National Financial Partners Corp.*	17,994	316,874
National Interstate Corp.	2,832	86,376
National Western Life Insurance Co., Class A	950	155,230
Navigators Group, Inc. (The)*	4,404	238,829
OneBeacon Insurance Group Ltd., Class A	10,213	139,510
Phoenix Cos., Inc. (The)*	2,642	71,810
Platinum Underwriters Holdings Ltd.	14,549	708,973
Primerica, Inc.	19,684	647,210
RLI Corp.	9,419	650,005
Safety Insurance Group, Inc.	5,701	273,705
SeaBright Holdings, Inc.	8,873	98,402
Selective Insurance Group, Inc.	24,431	501,080
State Auto Financial Corp.	6,651	101,228
Stewart Information Services Corp.	8,048	213,755
Symetra Financial Corp.	34,237	477,606
Tower Group, Inc.	15,361	296,467
United Fire Group, Inc.	8,893	206,229
Universal Insurance Holdings, Inc.	8,523	38,694

		14,072,048

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	11,683	46,966
Blue Nile, Inc.*(a)	5,472	183,257
CafePress, Inc.*	2,095	13,240
Geeknet, Inc.*	2,020	30,946
HSN, Inc.	15,844	944,302
Kayak Software Corp.*	1,562	63,058
Nutrisystem, Inc.	12,653	114,257
Orbitz Worldwide, Inc.*	10,558	30,513
Overstock.com, Inc.*(a)	5,216	70,103
PetMed Express, Inc.(a)	9,147	119,277
Shutterfly, Inc.*	15,915	526,468
US Auto Parts Network, Inc.*	6,596	12,467
Vitacost.com, Inc.*	9,875	71,396

		2,226,250

Internet Software & Services 2.1%
Active Network, Inc. (The)*(a)	17,418	96,321
Angie’s List, Inc.*(a)	15,658	196,508
Bankrate, Inc.*(a)	20,543	254,117
Bazaarvoice, Inc.*(a)	4,317	33,370
Blucora, Inc.*	17,791	264,374
Brightcove, Inc.*	2,725	22,944
Carbonite, Inc.*(a)	5,143	49,476
comScore, Inc.*	15,639	230,362
Constant Contact, Inc.*	13,380	201,503
Cornerstone OnDemand, Inc.*	15,000	490,200
CoStar Group, Inc.*	12,510	1,173,188
Dealertrack Technologies, Inc.*	18,777	592,978
Demand Media, Inc.*	13,511	114,168
Demandware, Inc.*(a)	2,957	94,003
Dice Holdings, Inc.*	18,643	175,431
Digital River, Inc.*	16,229	235,645
E2open, Inc.*	2,096	37,414
EarthLink, Inc.	46,804	318,267
Envestnet, Inc.*	9,389	130,601
ExactTarget, Inc.*	4,416	97,108
Internap Network Services Corp.*	23,811	188,345
IntraLinks Holdings, Inc.*	16,448	106,418
iPass, Inc.*	23,216	48,986
j2 Global, Inc.	20,457	650,942
Keynote Systems, Inc.	7,040	109,824
Limelight Networks, Inc.*(a)	27,313	64,459
Liquidity Services, Inc.*(a)	10,426	332,277
LivePerson, Inc.*	24,517	327,792
LogMeIn, Inc.*	9,713	220,485
Marchex, Inc., Class B	10,157	37,784
Market Leader, Inc.*	9,872	74,830
MeetMe, Inc.*(a)	8,466	22,943
Millennial Media, Inc.*	5,170	59,662
Monster Worldwide, Inc.*(a)	53,925	312,765
Move, Inc.*	17,235	162,526
NIC, Inc.	28,502	464,583
OpenTable, Inc.*(a)	9,983	526,004
Perficient, Inc.*	14,028	167,775
QuinStreet, Inc.*	14,747	83,173
RealNetworks, Inc.*	9,952	76,232
Responsys, Inc.*	16,099	122,835
Saba Software, Inc.*	13,024	120,602
SciQuest, Inc.*	7,999	132,303
Spark Networks, Inc.*	5,238	37,818
SPS Commerce, Inc.*	5,435	211,476
Stamps.com, Inc.*	5,898	159,187
Support.com, Inc.*	21,885	91,260
Synacor, Inc.*	3,070	17,775
TechTarget, Inc.*	7,067	35,900
Travelzoo, Inc.*	3,234	70,889
Trulia, Inc.*(a)	2,971	78,108
United Online, Inc.	39,776	264,113
Unwired Planet, Inc.*	36,328	73,383
ValueClick, Inc.*	33,142	678,417
VistaPrint NV*(a)	15,162	543,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Vocus, Inc.*	9,046	$158,667
Web.com Group, Inc.*	15,584	252,461
WebMD Health Corp.*	22,404	370,338
XO Group, Inc.*	11,340	109,091
Yelp, Inc.*(a)	3,807	80,861
Zix Corp.*	27,758	90,491

		12,545,316

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	5,596	202,239
Black Diamond, Inc.*	9,383	71,780
Brunswick Corp.	39,623	1,432,768
Callaway Golf Co.	28,575	187,452
JAKKS Pacific, Inc.(a)	9,667	126,251
Johnson Outdoors, Inc., Class A*	2,527	54,280
LeapFrog Enterprises, Inc.*	22,241	200,391
Marine Products Corp.	4,814	30,376
Smith & Wesson Holding Corp.*(a)	28,741	247,173
Steinway Musical Instruments, Inc.*	3,083	68,566
Sturm Ruger & Co., Inc.(a)	8,530	433,068

		3,054,344

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*(a)	31,798	120,514
BG Medicine, Inc.*(a)	4,839	9,920
Cambrex Corp.*	13,289	156,146
Fluidigm Corp.*	10,808	178,332
Furiex Pharmaceuticals, Inc.*	3,330	107,059
Harvard Bioscience, Inc.*	11,384	56,578
Luminex Corp.*	18,370	337,641
Pacific Biosciences of California, Inc.*	16,620	41,218
PAREXEL International Corp.*	26,569	899,361
Sequenom, Inc.*(a)	50,706	210,430

		2,117,199

Machinery 3.3%
Accuride Corp.*	21,208	79,742
Actuant Corp., Class A	32,359	953,943
Alamo Group, Inc.	3,102	105,344
Albany International Corp., Class A	12,165	304,855
Altra Holdings, Inc.	11,888	284,718
American Railcar Industries, Inc.	4,157	163,536
Ampco-Pittsburgh Corp.	3,810	70,180
Astec Industries, Inc.	8,872	313,359
Barnes Group, Inc.	23,999	573,576
Blount International, Inc.*	21,646	369,064
Briggs & Stratton Corp.	21,599	512,544
Cascade Corp.	4,134	266,932
Chart Industries, Inc.*	13,253	877,216
CIRCOR International, Inc.	7,693	319,260
CLARCOR, Inc.	22,304	1,125,460
Columbus McKinnon Corp.*	8,505	160,915
Commercial Vehicle Group, Inc.*	10,989	88,901
Douglas Dynamics, Inc.	9,905	130,548
Dynamic Materials Corp.	6,021	100,069
Eastern Co. (The)	2,749	42,994
Energy Recovery, Inc.*(a)	19,246	71,788
EnPro Industries, Inc.*	9,030	401,654
ESCO Technologies, Inc.	11,880	489,100
Federal Signal Corp.*	27,261	219,178
Flow International Corp.*	21,472	80,949
FreightCar America, Inc.	5,361	132,899
Gorman-Rupp Co. (The)	6,699	203,583
Graham Corp.	4,470	103,570
Greenbrier Cos., Inc. (The)*(a)	10,087	201,034
Hardinge, Inc.	5,187	58,509
Hurco Cos., Inc.*	2,880	85,478
Hyster-Yale Materials Handling, Inc.	4,830	242,369
John Bean Technologies Corp.	12,751	238,316
Kadant, Inc.*	5,252	141,121
Kaydon Corp.	14,183	351,738
LB Foster Co., Class A	4,046	175,232
Lindsay Corp.(a)	5,648	525,490
Lydall, Inc.*	7,482	114,325
Meritor, Inc.*	42,573	194,133
Met-Pro Corp.	6,581	68,245
Middleby Corp.*	8,313	1,175,126
Miller Industries, Inc.	4,938	75,453
Mueller Industries, Inc.	8,771	468,021
Mueller Water Products, Inc., Class A	69,483	410,645
NN, Inc.*	7,561	70,015
Omega Flex, Inc.	1,161	16,509
PMFG, Inc.*	9,206	77,423
Proto Labs, Inc.*(a)	2,259	92,913
RBC Bearings, Inc.*	9,809	517,229
Rexnord Corp.*	12,747	254,685
Robbins & Myers, Inc.	17,105	996,879
Sauer-Danfoss, Inc.	5,181	278,064
Sun Hydraulics Corp.	9,132	252,043
Tennant Co.	8,366	385,171
Titan International, Inc.(a)	21,045	511,183
Trimas Corp.*	14,244	439,997
Twin Disc, Inc.	3,826	87,730
Wabash National Corp.*	30,225	312,829
Watts Water Technologies, Inc., Class A	12,397	571,502
Woodward, Inc.	30,658	1,177,574

		19,112,858

Marine 0.0%†
Genco Shipping & Trading Ltd.*	14,034	46,874
International Shipholding Corp.	2,425	46,317
Rand Logistics, Inc.*(a)	7,804	52,755

		145,946

Media 1.2%
Arbitron, Inc.	11,762	551,638
Beasley Broadcasting Group, Inc., Class A	1,892	9,536
Belo Corp., Class A	41,410	350,743
Carmike Cinemas, Inc.*	7,960	126,962
Central European Media Enterprises Ltd., Class A*(a)	16,560	97,870
Crown Media Holdings, Inc., Class A*(a)	15,448	28,270
Cumulus Media, Inc., Class A*(a)	26,465	86,011
Daily Journal Corp.*(a)	421	41,873
Digital Generation, Inc.*	12,365	123,774
E.W. Scripps Co. (The), Class A*	13,118	144,167
Entercom Communications Corp., Class A*	10,919	86,697
Entravision Communications Corp., Class A	22,662	42,604
Fisher Communications, Inc.	3,946	140,004
Global Sources Ltd.*	8,536	69,995
Harte-Hanks, Inc.	19,995	163,759

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Journal Communications, Inc., Class A*	17,762	$97,336
LIN TV Corp., Class A*	13,621	145,336
Lions Gate Entertainment Corp.*	37,598	688,795
Live Nation Entertainment, Inc.*	62,193	638,100
Martha Stewart Living Omnimedia, Class A*	12,423	36,151
McClatchy Co. (The), Class A*(a)	26,035	76,022
MDC Partners, Inc., Class A	11,505	146,459
Meredith Corp.(a)	16,056	582,191
National CineMedia, Inc.	24,827	379,357
New York Times Co. (The), Class A*	60,617	537,067
Nexstar Broadcasting Group, Inc., Class A*	5,069	72,892
Outdoor Channel Holdings, Inc.	6,618	51,091
ReachLocal, Inc.*	4,618	60,588
Reading International, Inc., Class A*	7,350	42,850
Rentrak Corp.*	4,200	86,016
Saga Communications, Inc., Class A	2,041	95,927
Salem Communications Corp., Class A	4,504	26,258
Scholastic Corp.	11,488	340,734
Shutterstock, Inc.*	2,204	55,607
Sinclair Broadcast Group, Inc., Class A	22,323	307,611
Valassis Communications, Inc.(a)	17,659	495,511
Value Line, Inc.	597	5,779
World Wrestling Entertainment, Inc., Class A	12,179	104,252

		7,135,833

Metals & Mining 1.4%
AK Steel Holding Corp.(a)	59,868	239,472
AM Castle & Co.*(a)	7,475	125,954
AMCOL International Corp.	11,204	330,854
Century Aluminum Co.*	22,488	193,622
Coeur d’Alene Mines Corp.*	39,862	865,005
General Moly, Inc.*(a)	30,120	111,143
Globe Specialty Metals, Inc.	27,272	413,443
Gold Reserve, Inc.*	23,453	68,014
Gold Resource Corp.(a)	13,171	180,443
Golden Minerals Co.*(a)	14,080	48,857
Golden Star Resources Ltd.*(a)	114,758	182,465
Handy & Harman Ltd.*	2,427	35,167
Haynes International, Inc.	5,382	275,128
Hecla Mining Co.	126,590	664,597
Horsehead Holding Corp.*	19,234	191,571
Kaiser Aluminum Corp.(a)	8,580	533,333
Materion Corp.	8,964	241,131
McEwen Mining, Inc.*(a)	96,446	301,876
Metals USA Holdings Corp.	5,204	93,568
Midway Gold Corp.*	54,881	71,345
Noranda Aluminum Holding Corp.	14,958	88,103
Olympic Steel, Inc.	4,073	85,574
Paramount Gold and Silver Corp.*(a)	58,610	129,528
Revett Minerals, Inc.*	11,303	25,884
RTI International Metals, Inc.*	13,397	380,475
Schnitzer Steel Industries, Inc., Class A	11,110	323,079
Stillwater Mining Co.*(a)	51,306	690,579
SunCoke Energy, Inc.*	31,163	516,682
U.S. Silica Holdings, Inc.(a)	5,277	105,909
Universal Stainless & Alloy*	3,082	110,120
US Antimony Corp.*(a)	24,107	51,589
Vista Gold Corp.*	26,199	59,472
Worthington Industries, Inc.	23,166	636,602

		8,370,584

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	5,752	72,188
Fred’s, Inc., Class A	16,216	214,375
Gordmans Stores, Inc.*	3,802	45,396
Saks, Inc.*(a)	48,687	526,306
Tuesday Morning Corp.*	18,414	154,678

		1,012,943

Multi-Utilities 0.4%
Avista Corp.	26,013	672,696
Black Hills Corp.	19,573	789,771
CH Energy Group, Inc.	6,660	432,900
NorthWestern Corp.	16,159	597,721

		2,493,088

Oil, Gas & Consumable Fuels 3.9%
Abraxas Petroleum Corp.*(a)	36,906	79,348
Adams Resources & Energy, Inc.	952	33,977
Alon USA Energy, Inc.	4,418	86,681
Amyris, Inc.*(a)	13,551	41,195
Apco Oil and Gas International, Inc.	3,850	50,166
Approach Resources, Inc.*	14,798	393,479
Arch Coal, Inc.	94,348	671,758
Berry Petroleum Co., Class A	23,194	854,003
Bill Barrett Corp.*	21,410	341,918
Bonanza Creek Energy, Inc.*(a)	4,419	136,459
BPZ Resources, Inc.*(a)	46,959	147,921
Callon Petroleum Co.*	17,703	91,170
Carrizo Oil & Gas, Inc.*	17,593	377,898
Ceres, Inc.*	2,628	11,300
Clayton Williams Energy, Inc.*	2,576	102,654
Clean Energy Fuels Corp.*(a)	29,261	374,833
Cloud Peak Energy, Inc.*	27,156	475,502
Comstock Resources, Inc.*	21,387	312,036
Contango Oil & Gas Co.	5,648	242,469
Crimson Exploration, Inc.*	9,753	29,844
Crosstex Energy, Inc.	18,025	304,623
CVR Energy, Inc.*	7,394	434,398
Delek US Holdings, Inc.	7,655	260,040
Diamondback Energy, Inc.*	6,222	139,497
Emerald Oil, Inc.*	6,721	39,990
Endeavour International Corp.*(a)	20,779	113,038
Energy XXI (Bermuda) Ltd.	34,957	1,094,853
EPL Oil & Gas, Inc.*	12,305	300,980
Evolution Petroleum Corp.*	7,422	69,841
Forest Oil Corp.*	52,173	363,124
Frontline Ltd.*(a)	23,273	80,757
FX Energy, Inc.*	23,891	95,325
GasLog Ltd.	10,573	134,489
Gastar Exploration Ltd.*	26,469	28,851
Gevo, Inc.*(a)	13,371	30,753
Goodrich Petroleum Corp.*(a)	11,660	115,900
Green Plains Renewable Energy, Inc.*(a)	11,149	87,074
Gulfport Energy Corp.*	29,844	1,231,662
Halcon Resources Corp.*	49,511	378,264
Hallador Energy Co.	2,862	22,667
Harvest Natural Resources, Inc.*(a)	17,205	159,662
Isramco, Inc.*	464	47,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
KiOR, Inc., Class A*(a)	11,833	$65,082
Knightsbridge Tankers Ltd.	10,934	73,039
Kodiak Oil & Gas Corp.*	116,862	1,075,130
Magnum Hunter Resources Corp.*(a)	65,160	263,246
Matador Resources Co.*	6,321	49,936
McMoRan Exploration Co.*(a)	44,928	710,312
Midstates Petroleum Co., Inc.*	10,758	76,382
Miller Energy Resources, Inc.*(a)	13,267	53,466
Nordic American Tankers Ltd.(a)	23,756	205,252
Northern Oil and Gas, Inc.*(a)	28,082	464,476
Oasis Petroleum, Inc.*	35,423	1,270,977
Panhandle Oil and Gas, Inc., Class A	3,119	89,172
PDC Energy, Inc.*	13,316	493,091
Penn Virginia Corp.	23,918	102,608
Petrocorp, Inc.*(b)	1,500	0
PetroQuest Energy, Inc.*	25,490	131,019
Quicksilver Resources, Inc.*(a)	52,591	144,099
Renewable Energy Group, Inc.*	3,378	22,903
Rentech, Inc.	94,146	289,028
Resolute Energy Corp.*	21,631	184,080
REX American Resources Corp.*	2,420	52,853
Rex Energy Corp.*	19,044	250,048
Rosetta Resources, Inc.*	23,440	1,242,789
Sanchez Energy Corp.*(a)	5,195	103,796
Saratoga Resources, Inc.*(a)	8,701	27,582
Scorpio Tankers, Inc.*	24,426	205,911
SemGroup Corp., Class A*	18,563	801,179
Ship Finance International Ltd.(a)	21,600	364,176
Solazyme, Inc.*(a)	14,708	115,458
Stone Energy Corp.*	21,874	492,165
Swift Energy Co.*	19,033	286,827
Synergy Resources Corp.*	17,403	107,899
Targa Resources Corp.	12,874	777,075
Teekay Tankers Ltd., Class A	28,286	80,898
Triangle Petroleum Corp.*	19,896	125,146
Uranerz Energy Corp.*(a)	29,737	43,713
Uranium Energy Corp.*(a)	38,084	85,689
VAALCO Energy, Inc.*	25,578	217,157
W&T Offshore, Inc.	15,381	270,706
Warren Resources, Inc.*	32,141	97,387
Western Refining, Inc.(a)	25,467	856,455
Westmoreland Coal Co.*(a)	4,866	48,855
ZaZa Energy Corp.*(a)	11,137	18,153

		22,822,821

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	17,458	501,918
Clearwater Paper Corp.*	10,393	470,907
Deltic Timber Corp.	4,824	350,029
KapStone Paper and Packaging Corp.	17,944	430,656
Louisiana-Pacific Corp.*	61,016	1,185,541
Neenah Paper, Inc.	6,982	216,023
P.H. Glatfelter Co.	19,023	353,447
Resolute Forest Products*(a)	35,842	488,885
Schweitzer-Mauduit International, Inc.	13,820	563,027
Wausau Paper Corp.	19,418	187,772

		4,748,205

Personal Products 0.3%
Elizabeth Arden, Inc.*	11,167	428,925
Female Health Co. (The)(a)	8,708	66,703
Inter Parfums, Inc.	7,358	159,742
Medifast, Inc.*	6,154	150,958
Nature’s Sunshine Products, Inc.	5,073	73,153
Nutraceutical International Corp.	3,909	68,720
Prestige Brands Holdings, Inc.*	22,365	479,729
Revlon, Inc., Class A*	5,069	79,837
Star Scientific, Inc.*(a)	64,323	135,078
Synutra International, Inc.*(a)	7,744	34,383
USANA Health Sciences, Inc.*(a)	2,683	95,112

		1,772,340

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.*(a)	5,280	9,874
Akorn, Inc.*	25,253	330,562
Ampio Pharmaceuticals, Inc.*(a)	11,570	43,156
Auxilium Pharmaceuticals, Inc.*	21,557	396,649
AVANIR Pharmaceuticals, Inc., Class A*(a)	60,960	178,003
BioDelivery Sciences International, Inc.*(a)	11,615	50,641
Cadence Pharmaceuticals, Inc.*(a)	26,942	127,436
Cempra, Inc.*	1,787	11,741
Corcept Therapeutics, Inc.*(a)	21,093	45,772
Cornerstone Therapeutics, Inc.*	3,832	20,884
Cumberland Pharmaceuticals, Inc.*	5,236	21,991
Depomed, Inc.*	25,018	175,376
Endocyte, Inc.*	13,298	133,379
Hi-Tech Pharmacal Co., Inc.	4,808	175,973
Horizon Pharma, Inc.*(a)	16,394	34,919
Impax Laboratories, Inc.*	29,697	598,691
Jazz Pharmaceuticals PLC*(a)	18,420	1,038,704
Lannett Co., Inc.*	7,143	42,715
MAP Pharmaceuticals, Inc.*	12,383	306,727
Medicines Co. (The)*	24,417	729,580
Nektar Therapeutics*	51,033	437,353
Obagi Medical Products, Inc.*	7,640	109,787
Omeros Corp.*(a)	11,122	60,726
Optimer Pharmaceuticals, Inc.*(a)	21,124	196,031
Pacira Pharmaceuticals, Inc.*(a)	8,291	160,680
Pain Therapeutics, Inc.*	16,974	46,509
Pernix Therapeutics Holdings, Inc.*	4,039	32,675
Pozen, Inc.*	11,822	62,775
Questcor Pharmaceuticals, Inc.(a)	23,905	609,099
Repros Therapeutics, Inc.*(a)	7,538	89,024
Sagent Pharmaceuticals, Inc.*	4,202	66,812
Santarus, Inc.*	24,272	324,274
SciClone Pharmaceuticals, Inc.*	25,506	133,396
Sucampo Pharmaceuticals, Inc., Class A*	4,921	25,540
Supernus Pharmaceuticals, Inc.*(a)	1,967	15,087
Transcept Pharmaceuticals, Inc.*	5,663	33,072
Ventrus Biosciences, Inc.*(a)	5,616	14,377
ViroPharma, Inc.*	29,272	780,391
Vivus, Inc.*(a)	44,183	535,056
XenoPort, Inc.*	19,179	160,912
Zogenix, Inc.*(a)	22,879	32,488

		8,398,837

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.3%
Acacia Research Corp.*	22,116	$564,621
Advisory Board Co. (The)*	15,248	826,899
Barrett Business Services, Inc.	3,133	126,072
CBIZ, Inc.*	17,053	103,341
CDI Corp.	6,159	104,826
Corporate Executive Board Co. (The)	14,852	744,234
CRA International, Inc.*	4,621	85,904
Dolan Co. (The)*	13,623	47,817
Exponent, Inc.*	5,940	290,407
Franklin Covey Co.*	6,200	86,056
FTI Consulting, Inc.*	18,665	606,613
GP Strategies Corp.*	6,664	142,610
Heidrick & Struggles International, Inc.	8,079	127,729
Hill International, Inc.*	9,906	33,779
Hudson Global, Inc.*	14,926	71,794
Huron Consulting Group, Inc.*	10,079	343,694
ICF International, Inc.*	8,744	200,150
Insperity, Inc.	10,032	337,376
Kelly Services, Inc., Class A	11,655	185,781
Kforce, Inc.	12,643	173,968
Korn/Ferry International*	21,103	362,550
Mistras Group, Inc.*	7,015	154,470
Navigant Consulting, Inc.*	22,846	263,414
Odyssey Marine Exploration, Inc.*(a)	32,798	100,854
On Assignment, Inc.*	19,104	467,093
Pendrell Corp.*	69,672	101,721
Resources Connection, Inc.	18,718	228,547
RPX Corp.*	9,475	98,824
TrueBlue, Inc.*	17,826	306,429
VSE Corp.	1,834	44,034
WageWorks, Inc.*	3,099	61,856

		7,393,463

Real Estate Investment Trusts (REITs) 8.0%
Acadia Realty Trust	22,435	586,451
AG Mortgage Investment Trust, Inc.	10,024	254,610
Agree Realty Corp.	5,182	146,962
Alexander’s, Inc.	934	310,891
American Assets Trust, Inc.	14,662	423,732
American Capital Mortgage Investment Corp.	16,297	425,026
AmREIT, Inc., Class B	1,300	22,867
Anworth Mortgage Asset Corp.	61,993	388,076
Apollo Commercial Real Estate Finance, Inc.	10,157	177,341
Apollo Residential Mortgage, Inc.	10,899	246,753
Ares Commercial Real Estate Corp.	3,449	59,668
ARMOUR Residential REIT, Inc.	132,368	950,402
Ashford Hospitality Trust, Inc.	23,488	272,226
Associated Estates Realty Corp.	22,136	357,496
Campus Crest Communities, Inc.	17,135	206,991
CapLease, Inc.	29,157	168,819
Capstead Mortgage Corp.	44,125	546,267
Cedar Realty Trust, Inc.	27,075	149,183
Chatham Lodging Trust	6,249	98,422
Chesapeake Lodging Trust	17,292	369,184
Colonial Properties Trust	39,034	855,235
Colony Financial, Inc.	28,550	614,396
Coresite Realty Corp.	9,093	268,243
Cousins Properties, Inc.	40,548	360,877
CreXus Investment Corp.	30,158	400,800
CubeSmart	54,691	834,038
CYS Investments, Inc.	78,277	1,017,601
DCT Industrial Trust, Inc.	109,816	775,301
DiamondRock Hospitality Co.	83,349	760,143
DuPont Fabros Technology, Inc.	27,200	643,008
Dynex Capital, Inc.	24,437	247,058
EastGroup Properties, Inc.	12,670	710,027
Education Realty Trust, Inc.	50,459	542,434
EPR Properties	20,838	976,469
Equity One, Inc.	24,569	555,505
Excel Trust, Inc.	19,230	241,913
FelCor Lodging Trust, Inc.*	54,792	294,781
First Industrial Realty Trust, Inc.*	43,454	680,924
First Potomac Realty Trust	22,925	314,072
Franklin Street Properties Corp.	32,112	417,456
Getty Realty Corp.(a)	11,505	217,214
Gladstone Commercial Corp.	5,001	92,569
Glimcher Realty Trust	62,095	690,496
Government Properties Income Trust	19,020	472,647
Gramercy Capital Corp.*	20,589	73,915
Gyrodyne Co. of America, Inc.	531	38,959
Healthcare Realty Trust, Inc.	38,606	983,681
Hersha Hospitality Trust	76,021	401,391
Highwoods Properties, Inc.	33,130	1,192,680
Hudson Pacific Properties, Inc.	16,120	345,452
Inland Real Estate Corp.	34,522	313,460
Invesco Mortgage Capital, Inc.	58,985	1,279,974
Investors Real Estate Trust	39,674	371,349
iStar Financial, Inc.*	37,251	360,962
JAVELIN Mortgage Investment Corp.	2,866	56,604
Kite Realty Group Trust	28,024	169,545
LaSalle Hotel Properties	42,195	1,151,924
Lexington Realty Trust	58,407	642,477
LTC Properties, Inc.	13,535	504,043
Medical Properties Trust, Inc.	60,388	812,219
Monmouth Real Estate Investment Corp., Class A	18,182	197,457
National Health Investors, Inc.	10,899	693,721
New York Mortgage Trust, Inc.	21,557	150,899
NorthStar Realty Finance Corp.	72,299	563,932
Omega Healthcare Investors, Inc.	49,858	1,274,370
One Liberty Properties, Inc.	5,226	115,390
Parkway Properties, Inc.	9,225	146,124
Pebblebrook Hotel Trust	26,758	666,542
Pennsylvania Real Estate Investment Trust	24,802	457,349
PennyMac Mortgage Investment Trust	26,312	699,899
Potlatch Corp.	17,953	778,981
PS Business Parks, Inc.	8,225	586,936
RAIT Financial Trust	22,495	154,991
Ramco-Gershenson Properties Trust	20,694	312,893
Redwood Trust, Inc.	35,097	670,353
Resource Capital Corp.	43,723	271,957
Retail Opportunity Investments Corp.	23,118	301,690
RLJ Lodging Trust	47,355	990,193
Rouse Properties, Inc.	9,933	181,377
Ryman Hospitality Properties, Inc.	12,703	507,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT, Inc.	16,441	$412,505
Saul Centers, Inc.	3,403	145,478
Select Income REIT	4,982	125,397
Sovran Self Storage, Inc.	12,929	843,488
Spirit Realty Capital, Inc.	14,641	284,914
STAG Industrial, Inc.	13,807	272,274
Starwood Property Trust, Inc.	60,065	1,540,067
Strategic Hotels & Resorts, Inc.*	80,497	588,433
Summit Hotel Properties, Inc.	24,786	227,783
Sun Communities, Inc.	13,138	564,277
Sunstone Hotel Investors, Inc.*	60,604	701,188
Terreno Realty Corp.	5,939	99,181
Two Harbors Investment Corp.	131,279	1,630,485
UMH Properties, Inc.	6,035	62,462
Universal Health Realty Income Trust	5,199	286,621
Urstadt Biddle Properties, Inc., Class A	10,721	216,993
Washington Real Estate Investment Trust	29,513	840,530
Western Asset Mortgage Capital Corp.	8,180	177,097
Whitestone REIT	5,744	81,565
Winthrop Realty Trust	13,140	157,023

		46,823,763

Real Estate Management & Development 0.2%
AV Homes, Inc.*	4,422	65,844
Consolidated-Tomoka Land Co.	1,909	68,705
Forestar Group, Inc.*	15,338	291,882
Kennedy-Wilson Holdings, Inc.	19,300	289,307
Tejon Ranch Co.*	5,927	181,129
Thomas Properties Group, Inc.	14,409	74,206
Zillow, Inc., Class A*(a)	1,516	57,366

		1,028,439

Road & Rail 1.2%
Amerco, Inc.	3,846	517,133
Arkansas Best Corp.	10,997	115,688
Avis Budget Group, Inc.*	47,062	1,013,245
Celadon Group, Inc.	8,849	175,299
Genesee & Wyoming, Inc., Class A*	19,685	1,664,957
Heartland Express, Inc.	21,279	294,289
Knight Transportation, Inc.	25,732	410,425
Marten Transport Ltd.	7,006	142,642
Old Dominion Freight Line, Inc.*	31,579	1,177,265
Patriot Transportation Holding, Inc.*	2,827	72,852
Quality Distribution, Inc.*	9,572	70,929
Roadrunner Transportation Systems, Inc.*	6,176	124,199
Saia, Inc.*	7,190	186,509
Swift Transportation Co.*	34,930	477,144
Universal Truckload Services, Inc.	2,405	43,146
Werner Enterprises, Inc.	19,682	464,889
Zipcar, Inc.*(a)	12,040	147,008

		7,097,619

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	17,542	269,270
Alpha & Omega Semiconductor Ltd.*	7,653	62,066
Ambarella, Inc.*	2,499	24,890
Amkor Technology, Inc.*(a)	33,125	153,369
ANADIGICS, Inc.*	31,643	81,639
Applied Micro Circuits Corp.*	28,717	246,105
ATMI, Inc.*	14,090	287,577
Axcelis Technologies, Inc.*	48,341	65,260
AXT, Inc.*	14,513	40,346
Brooks Automation, Inc.	29,162	272,956
Cabot Microelectronics Corp.	10,463	386,712
Cavium, Inc.*	22,041	737,051
Ceva, Inc.*	10,172	154,411
Cirrus Logic, Inc.*	28,631	808,253
Cohu, Inc.	10,868	113,897
Cymer, Inc.*	13,683	1,408,938
Diodes, Inc.*	15,662	297,891
DSP Group, Inc.*	9,688	63,553
Entegris, Inc.*	61,030	601,756
Entropic Communications, Inc.*	38,860	203,626
Exar Corp.*	16,681	174,984
First Solar, Inc.*(a)	26,678	751,786
FormFactor, Inc.*	22,160	110,800
GSI Technology, Inc.*	9,187	61,094
GT Advanced Technologies, Inc.*(a)	51,934	164,111
Hittite Microwave Corp.*	13,969	857,417
Inphi Corp.*	10,495	84,275
Integrated Device Technology, Inc.*	62,959	455,194
Integrated Silicon Solution, Inc.*	12,274	115,007
Intermolecular, Inc.*	6,218	58,325
International Rectifier Corp.*	30,728	598,889
Intersil Corp., Class A	56,550	489,157
IXYS Corp.	11,071	106,724
Kopin Corp.*	29,896	103,440
Lattice Semiconductor Corp.*	51,866	230,804
LTX-Credence Corp.*	21,905	134,497
M/A-COM Technology Solutions Holdings, Inc.*	2,721	46,094
Mattson Technology, Inc.*	26,176	34,291
MaxLinear, Inc., Class A*	9,820	50,868
MEMC Electronic Materials, Inc.*	101,969	424,191
Micrel, Inc.	21,447	223,263
Microsemi Corp.*	39,378	823,788
Mindspeed Technologies, Inc.*(a)	16,209	79,748
MIPS Technologies, Inc.*	21,074	165,642
MKS Instruments, Inc.	23,241	646,100
Monolithic Power Systems, Inc.	13,531	315,272
MoSys, Inc.*	15,063	54,227
Nanometrics, Inc.*	10,549	164,670
NeoPhotonics Corp.*	8,678	50,246
NVE Corp.*	2,144	117,920
OmniVision Technologies, Inc.*	23,221	356,907
PDF Solutions, Inc.*	10,616	159,452
Peregrine Semiconductor Corp.*	2,792	33,448
Pericom Semiconductor Corp.*	10,687	75,557
Photronics, Inc.*	26,493	158,693
PLX Technology, Inc.*	20,260	94,412
Power Integrations, Inc.	12,532	468,697
QuickLogic Corp.*(a)	18,605	39,257
Rambus, Inc.*(a)	48,688	265,836
RF Micro Devices, Inc.*	123,664	618,320
Rubicon Technology, Inc.*(a)	7,725	51,912
Rudolph Technologies, Inc.*	14,146	190,829
Semtech Corp.*	29,066	876,631
Sigma Designs, Inc.*	14,833	79,208
Silicon Image, Inc.*	37,366	181,225
Spansion, Inc., Class A*	21,312	245,088
STR Holdings, Inc.*(a)	13,541	28,842
SunPower Corp.*(a)	17,809	138,732
Supertex, Inc.	4,616	88,258
Tessera Technologies, Inc.	22,962	402,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
TriQuint Semiconductor, Inc.*	74,951	$393,493
Ultra Clean Holdings, Inc.*	11,591	65,025
Ultratech, Inc.*	11,575	471,450
Veeco Instruments, Inc.*	17,203	541,034
Volterra Semiconductor Corp.*	11,182	183,832

		20,181,511

Software 3.7%
Accelrys, Inc.*	24,454	230,357
ACI Worldwide, Inc.*	17,638	838,511
Actuate Corp.*	22,118	124,524
Advent Software, Inc.*	14,034	345,938
American Software, Inc., Class A	10,523	90,498
Aspen Technology, Inc.*	41,495	1,269,747
AVG Technologies NV*	3,603	49,361
Blackbaud, Inc.	19,944	497,004
Bottomline Technologies de, Inc.*	15,547	452,107
BroadSoft, Inc.*(a)	12,154	412,871
Callidus Software, Inc.*(a)	15,562	65,049
CommVault Systems, Inc.*	19,809	1,519,945
Comverse Technology, Inc.*	97,419	424,747
Comverse, Inc.*	9,741	281,320
Digimarc Corp.	3,176	67,998
Ebix, Inc.(a)	12,476	203,858
Ellie Mae, Inc.*	11,136	223,054
Eloqua, Inc.*	4,094	96,168
Envivio, Inc.*	3,565	5,882
EPIQ Systems, Inc.	14,122	174,265
ePlus, Inc.	1,776	82,744
Exa Corp.*	2,476	24,785
Fair Isaac Corp.	15,195	684,839
FalconStor Software, Inc.*	14,329	38,402
FleetMatics Group plc*(a)	3,833	96,093
Gerber Scientific, Inc.*(a)(b)	11,566	0
Glu Mobile, Inc.*(a)	24,330	63,015
Guidance Software, Inc.*	6,416	81,804
Guidewire Software, Inc.*	9,023	298,842
Imperva, Inc.*	4,369	149,857
Infoblox, Inc.*	3,480	65,598
Interactive Intelligence Group, Inc.*	6,482	260,706
Jive Software, Inc.*(a)	7,274	111,510
Manhattan Associates, Inc.*	9,000	616,590
Mentor Graphics Corp.*	41,267	706,904
MicroStrategy, Inc., Class A*	3,760	377,015
Monotype Imaging Holdings, Inc.	16,141	291,829
Netscout Systems, Inc.*	16,283	423,847
Pegasystems, Inc.	7,571	182,083
Pervasive Software, Inc.*	5,864	53,656
Progress Software Corp.*	27,813	652,771
Proofpoint, Inc.*	2,835	37,280
PROS Holdings, Inc.*	9,622	212,261
PTC, Inc.*	53,086	1,230,533
QAD, Inc., Class A	2,830	39,309
QLIK Technologies, Inc.*(a)	37,786	839,227
Qualys, Inc.*	3,597	47,121
RealPage, Inc.*(a)	15,768	368,025
Rosetta Stone, Inc.*	4,877	63,206
Sapiens International Corp. NV	6,077	30,385
Seachange International, Inc.*	12,817	142,910
Sourcefire, Inc.*	13,109	558,443
SS&C Technologies Holdings, Inc.*	15,070	341,034
Synchronoss Technologies, Inc.*	12,263	291,982
Take-Two Interactive Software, Inc.*	34,417	418,855
Tangoe, Inc.*	13,381	193,355
Telenav, Inc.*	7,395	58,421
TiVo, Inc.*	55,224	736,688
Tyler Technologies, Inc.*	13,353	721,730
Ultimate Software Group, Inc.*	11,811	1,199,289
VASCO Data Security International, Inc.*	12,664	102,578
Verint Systems, Inc.*	9,624	325,291
VirnetX Holding Corp.*(a)	18,608	649,791
Websense, Inc.*	16,480	241,102

		21,484,910

Specialty Retail 3.4%
Aeropostale, Inc.*	35,975	486,742
America’s Car-Mart, Inc.*	3,507	139,649
Ann, Inc.*	21,651	667,717
Asbury Automotive Group, Inc.*	12,351	439,202
Barnes & Noble, Inc.*(a)	12,692	169,311
bebe stores, inc.	16,646	69,580
Big 5 Sporting Goods Corp.	7,498	103,997
Body Central Corp.*	7,270	57,797
Brown Shoe Co., Inc.	19,001	327,577
Buckle, Inc. (The)(a)	12,302	575,488
Cabela’s, Inc.*	20,691	1,068,069
Casual Male Retail Group, Inc.*	18,842	86,485
Cato Corp. (The), Class A	12,054	332,329
Children’s Place Retail Stores, Inc. (The)*	10,751	535,830
Citi Trends, Inc.*	6,643	85,960
Conn’s, Inc.*(a)	7,472	212,504
Destination Maternity Corp.	5,998	136,574
Express, Inc.*	39,604	727,922
Finish Line, Inc. (The), Class A	22,473	418,897
Five Below, Inc.*(a)	4,863	179,931
Francesca’s Holdings Corp.*(a)	15,497	440,115
Genesco, Inc.*	10,836	675,408
Group 1 Automotive, Inc.(a)	10,158	688,103
Haverty Furniture Cos., Inc.	8,587	154,566
hhgregg, Inc.*(a)	6,949	58,928
Hibbett Sports, Inc.*	11,724	617,386
Hot Topic, Inc.	18,601	206,471
Jos. A. Bank Clothiers, Inc.*	12,328	499,777
Kirkland’s, Inc.*	6,127	70,889
Lithia Motors, Inc., Class A	9,586	414,786
Lumber Liquidators Holdings, Inc.*(a)	12,223	723,357
MarineMax, Inc.*	9,206	107,526
Mattress Firm Holding Corp.*	4,943	138,602
Men’s Wearhouse, Inc. (The)	22,578	685,242
Monro Muffler Brake, Inc.(a)	13,741	497,699
New York & Co., Inc.*	12,643	49,434
Office Depot, Inc.*	125,765	544,562
OfficeMax, Inc.	38,358	413,499
Orchard Supply Hardware Stores Corp., Class A*(a)	831	5,925
Penske Automotive Group, Inc.	18,780	618,238
Pep Boys-Manny, Moe & Jack (The)*	23,338	259,752
Perfumania Holdings, Inc.*	2,249	14,259
Pier 1 Imports, Inc.	43,092	934,665

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
RadioShack Corp.(a)	44,548	$146,563
Rent-A-Center, Inc.	26,362	940,596
Restoration Hardware Holdings, Inc.*(a)	2,416	86,976
rue21, inc.*	6,818	202,563
Select Comfort Corp.*	25,147	553,737
Shoe Carnival, Inc.	6,411	131,233
Sonic Automotive, Inc., Class A	18,867	457,902
Stage Stores, Inc.	13,592	310,577
Stein Mart, Inc.	12,135	102,419
Systemax, Inc.	4,948	48,441
Tilly’s, Inc., Class A*	4,114	60,969
Vitamin Shoppe, Inc.*	13,032	795,995
West Marine, Inc.*	6,792	81,368
Wet Seal, Inc. (The), Class A*	40,380	113,064
Winmark Corp.	1,018	65,844
Zumiez, Inc.*(a)	9,632	203,235

		19,942,232

Textiles, Apparel & Luxury Goods 1.5%
Cherokee, Inc.	3,744	52,903
Columbia Sportswear Co.(a)	5,420	276,908
Crocs, Inc.*	39,776	591,071
Culp, Inc.	3,847	67,322
Delta Apparel, Inc.*	3,185	46,023
Fifth & Pacific Cos., Inc.*	48,205	727,895
G-III Apparel Group Ltd.*	7,347	263,684
Iconix Brand Group, Inc.*	31,336	753,631
Jones Group, Inc. (The)(a)	36,465	437,580
K-Swiss, Inc., Class A*	12,090	56,944
Maidenform Brands, Inc.*	10,363	201,146
Movado Group, Inc.	7,801	285,205
Oxford Industries, Inc.	6,203	306,304
Perry Ellis International, Inc.	5,324	102,753
Quiksilver, Inc.*	57,638	376,953
RG Barry Corp.	3,959	52,971
Skechers U.S.A., Inc., Class A*	16,762	318,478
Steven Madden Ltd.*	17,419	802,668
True Religion Apparel, Inc.	11,329	268,611
Tumi Holdings, Inc.*(a)	9,521	214,127
Unifi, Inc.*	6,363	85,900
Vera Bradley, Inc.*(a)	8,915	225,460
Warnaco Group, Inc. (The)*	18,212	1,333,301
Wolverine World Wide, Inc.(a)	21,553	926,779

		8,774,617

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	38,617	376,130
Bank Mutual Corp.	20,916	107,299
BankFinancial Corp.	9,487	71,627
Beneficial Mutual Bancorp, Inc.*	14,452	135,271
Berkshire Hills Bancorp, Inc.	10,800	261,360
BofI Holding, Inc.*	4,855	155,166
Brookline Bancorp, Inc.	30,935	272,537
Cape Bancorp, Inc.	5,255	47,768
Charter Financial Corp.	3,026	34,375
Clifton Savings Bancorp, Inc.	3,843	44,733
Dime Community Bancshares, Inc.	14,127	195,094
Doral Financial Corp.*	57,852	38,124
ESB Financial Corp.(a)	4,751	66,229
ESSA Bancorp, Inc.	4,093	45,064
EverBank Financial Corp.	10,045	146,557
Federal Agricultural Mortgage Corp., Class C	4,413	151,410
First Defiance Financial Corp.	4,372	89,539
First Federal Bancshares of Arkansas, Inc.*(a)	1,538	15,149
First Financial Holdings, Inc.	7,459	113,004
First Financial Northwest, Inc.*	7,120	57,743
First PacTrust Bancorp, Inc.	4,773	56,130
Flushing Financial Corp.	13,882	219,891
Fox Chase Bancorp, Inc.(a)	5,709	98,252
Franklin Financial Corp.	5,786	100,271
Heritage Financial Group, Inc.	3,839	53,784
Hingham Institution for Savings(a)	545	37,850
Home Bancorp, Inc.*	3,035	57,938
Home Federal Bancorp, Inc.	6,275	80,696
Home Loan Servicing Solutions Ltd.	23,417	509,086
HomeStreet, Inc.*(a)	3,896	98,257
Kearny Financial Corp.	6,781	68,488
Meridian Interstate Bancorp, Inc.*	3,930	68,696
MGIC Investment Corp.*(a)	83,132	231,107
NASB Financial, Inc.*(a)	1,854	42,049
Nationstar Mortgage Holdings, Inc.*(a)	8,532	307,920
Northfield Bancorp, Inc.(a)	9,050	101,269
Northwest Bancshares, Inc.	43,449	530,078
OceanFirst Financial Corp.	6,504	92,292
Ocwen Financial Corp.*	47,749	1,860,779
Oritani Financial Corp.	20,086	304,102
Peoples Federal Bancshares, Inc.(a)	2,682	47,793
Provident Financial Holdings, Inc.	4,306	71,652
Provident Financial Services, Inc.	26,744	396,614
Provident New York Bancorp	17,307	154,552
Radian Group, Inc.(a)	59,082	379,897
Rockville Financial, Inc.	12,891	166,036
Roma Financial Corp.	3,435	51,800
SI Financial Group, Inc.	4,706	54,778
Simplicity Bancorp, Inc.	4,006	57,767
Territorial Bancorp, Inc.	4,965	113,748
Tree.com, Inc.	2,776	48,524
TrustCo Bank Corp. NY	42,284	223,682
United Financial Bancorp, Inc.	8,889	133,068
ViewPoint Financial Group, Inc.	14,900	315,135
Walker & Dunlop, Inc.*	5,182	111,309
Waterstone Financial, Inc.*	3,202	23,951
Westfield Financial, Inc.	11,137	83,973
WSFS Financial Corp.	3,408	154,962

		9,932,355

Tobacco 0.2%
Alliance One International, Inc.*	38,990	141,144
Universal Corp.(a)	10,278	558,918
Vector Group Ltd.(a)	24,682	383,558

		1,083,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 1.0%
Aceto Corp.	11,997	$125,249
Aircastle Ltd.	25,919	357,682
Applied Industrial Technologies, Inc.	18,739	823,766
Beacon Roofing Supply, Inc.*	20,786	751,206
BlueLinx Holdings, Inc.*	10,676	33,095
CAI International, Inc.*	6,356	159,408
DXP Enterprises, Inc.*	3,882	220,886
Edgen Group, Inc.*	6,688	53,437
H&E Equipment Services, Inc.	12,899	248,693
Houston Wire & Cable Co.	8,048	96,174
Kaman Corp.	11,715	425,723
Rush Enterprises, Inc., Class A*	14,655	346,737
SeaCube Container Leasing Ltd.	4,879	112,071
TAL International Group, Inc.(a)	12,944	542,354
Textainer Group Holdings Ltd.(a)	6,064	251,353
Titan Machinery, Inc.*(a)	7,442	215,148
Watsco, Inc.	13,057	983,845
Willis Lease Finance Corp.*	2,345	34,542

		5,781,369

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*(a)	7,939	109,796

Water Utilities 0.3%
American States Water Co.	8,399	424,569
Artesian Resources Corp., Class A	3,335	75,538
Cadiz, Inc.*	5,799	40,303
California Water Service Group	18,637	363,421
Connecticut Water Service, Inc.	4,623	137,026
Consolidated Water Co., Ltd.	6,558	58,629
Middlesex Water Co.	7,106	137,217
SJW Corp.	6,234	169,066
York Water Co. (The)(a)	5,757	108,807

		1,514,576

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,164	55,449
Leap Wireless International, Inc.*(a)	23,634	136,605
NTELOS Holdings Corp.	6,737	87,109
Shenandoah Telecommunications Co.	10,633	155,880
USA Mobility, Inc.	9,601	110,988

		546,031

Total Common Stocks (cost $456,050,454)		565,899,966

Warrant 0.0%†
	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring at an exercise price of $10.50 on 10/14/13*(a)	5,139	719

Total Warrant (cost $—)		719

Mutual Funds 3.3%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc. *(a)	3,841	70,329

Money Market Fund 3.3%
Fidelity Institutional Money Market Fund—Institutional Class, 0.16% (c)	19,425,507	19,425,507

Total Mutual Funds (cost $19,498,505)		19,495,836

Repurchase Agreements 10.5%

	Principal Amount	Market Value
BNP Paribas Securities, Corp., 0.14%, dated 01/31/13,due 02/01/13, repurchase price $55,000,214, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%—07.13%, maturing 05/29/13—11/07/36; total market value $56,100,064.(d)	$55,000,000	55,000,000
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $6,433,852, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—9.00%, maturing 04/15/13—01/20/43; total market value $6,562,523.(d)	6,433,827	6,433,827

Total Repurchase Agreements (cost $61,433,827)		61,433,827

Total Investments (cost $536,982,786) (e) — 110.4%		646,830,348
Liabilities in excess of other assets — (10.4%)		(61,150,297)

NET ASSETS — 100.0%		$585,680,051

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $59,786,414.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $61,433,827.
(e)	At January 31, 2013, the tax basis cost of the Fund’s investments was $562,848,739, tax unrealized appreciation and depreciation were $124,533,628 and $(40,552,019), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

At January 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
218	Russell 2000 Mini Future	03/15/13	$19,622,180	$1,282,138

At January 31, 2013, the Fund had $975,000 segregated as collateral with the broker for open Futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,217,560	$—	$—	$9,217,560
Air Freight & Logistics	2,135,317	—	—	2,135,317
Airlines	4,532,779	—	—	4,532,779
Auto Components	5,012,212	—	—	5,012,212
Automobiles	243,734	—	—	243,734
Beverages	786,043	—	—	786,043
Biotechnology	22,013,561	—	—	22,013,561
Building Products	5,578,218	—	—	5,578,218
Capital Markets	14,620,183	—	—	14,620,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Chemicals	$13,688,566	$—	$—	$13,688,566
Commercial Banks	36,058,154	—	—	36,058,154
Commercial Services & Supplies	13,686,539	—	—	13,686,539
Communications Equipment	11,321,397	—	—	11,321,397
Computers & Peripherals	4,250,521	—	—	4,250,521
Construction & Engineering	5,097,387	—	—	5,097,387
Construction Materials	2,265,615	—	—	2,265,615
Consumer Finance	4,775,854	—	—	4,775,854
Containers & Packaging	1,430,860	—	—	1,430,860
Distributors	1,364,681	—	—	1,364,681
Diversified Consumer Services	6,371,163	—	—	6,371,163
Diversified Financial Services	1,733,722	—	—	1,733,722
Diversified Telecommunication Services	3,168,479	—	—	3,168,479
Electric Utilities	8,457,626	—	—	8,457,626
Electrical Equipment	7,038,027	—	—	7,038,027
Electronic Equipment, Instruments & Components	12,726,418	—	—	12,726,418
Energy Equipment & Services	11,726,170	—	—	11,726,170
Food & Staples Retailing	6,016,319	—	—	6,016,319
Food Products	8,692,488	—	—	8,692,488
Gas Utilities	5,594,805	—	—	5,594,805
Health Care Equipment & Supplies	17,229,855	97,886	—	17,327,741
Health Care Providers & Services	15,626,633	—	—	15,626,633
Health Care Technology	3,669,058	—	—	3,669,058
Hotels, Restaurants & Leisure	17,234,038	—	—	17,234,038
Household Durables	6,731,687	—	—	6,731,687
Household Products	1,330,770	—	—	1,330,770
Independent Power Producers & Energy Traders	862,385	—	—	862,385
Industrial Conglomerates	1,118,915	—	—	1,118,915
Information Technology Services	10,671,428	—	—	10,671,428
Insurance	14,072,048	—	—	14,072,048
Internet & Catalog Retail	2,226,250	—	—	2,226,250
Internet Software & Services	12,545,316	—	—	12,545,316
Leisure Equipment & Products	3,054,344	—	—	3,054,344
Life Sciences Tools & Services	2,117,199	—	—	2,117,199
Machinery	19,112,858	—	—	19,112,858
Marine	145,946	—	—	145,946
Media	7,135,833	—	—	7,135,833
Metals & Mining	8,370,584	—	—	8,370,584
Multiline Retail	1,012,943	—	—	1,012,943
Multi-Utilities	2,493,088	—	—	2,493,088
Oil, Gas & Consumable Fuels	22,822,821	—	—	22,822,821
Paper & Forest Products	4,748,205	—	—	4,748,205
Personal Products	1,772,340	—	—	1,772,340
Pharmaceuticals	8,398,837	—	—	8,398,837
Professional Services	7,393,463	—	—	7,393,463
Real Estate Investment Trusts (REITs)	46,823,763	—	—	46,823,763
Real Estate Management & Development	1,028,439	—	—	1,028,439
Road & Rail	7,097,619	—	—	7,097,619
Semiconductors & Semiconductor Equipment	20,181,511	—	—	20,181,511
Software	21,484,910	—	—	21,484,910
Specialty Retail	19,942,232	—	—	19,942,232
Textiles, Apparel & Luxury Goods	8,774,617	—	—	8,774,617
Thrifts & Mortgage Finance	9,932,355	—	—	9,932,355
Tobacco	1,083,620	—	—	1,083,620
Trading Companies & Distributors	5,781,369	—	—	5,781,369
Transportation Infrastructure	109,796	—	—	109,796
Water Utilities	1,514,576	—	—	1,514,576
Wireless Telecommunication Services	546,031	—	—	546,031

Total Common Stocks	$565,802,080	$97,886	$—	$565,899,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Futures Contracts	$1,282,138	$—	$—	$1,282,138
Mutual Funds	19,495,836	—	—	19,495,836
Repurchase Agreements	—	61,433,827	—	61,433,827
Warrant	719	—	—	719

Total	$586,580,773	$61,531,713	$—	$648,112,486

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no significant transfers into or out of Level 1, 2 or 3.

During the period ended January 31, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments which were each valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,282,138

Total		$1,282,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 95.4%

	Shares	Market Value
Biotechnology 1.4%
Incyte Corp., Ltd.*	4,252	$78,152

Chemicals 3.1%
Balchem Corp.	4,392	164,261

Commercial Services & Supplies 0.6%
EnerNOC, Inc.*	1,942	30,004

Electronic Equipment, Instruments & Components 13.0%
Cognex Corp.	4,454	176,646
Dolby Laboratories, Inc., Class A	1,219	39,386
DTS, Inc.*	1,538	29,376
FEI Co.	3,202	195,194
FLIR Systems, Inc.	4,463	106,085
Measurement Specialties, Inc.*	4,262	150,448

		697,135

Energy Equipment & Services 5.6%
CARBO Ceramics, Inc.	2,123	170,073
Geospace Technologies Corp.*	1,430	128,929

		299,002

Health Care Equipment & Supplies 12.8%
Abaxis, Inc.	4,985	193,019
Cantel Medical Corp.	5,363	168,452
Meridian Bioscience, Inc.	5,940	124,443
Neogen Corp.*	4,315	200,604

		686,518

Health Care Technology 8.6%
MedAssets, Inc.*	3,899	76,226
Medidata Solutions, Inc.*	5,417	253,461
Quality Systems, Inc.	7,117	129,814

		459,501

Internet Software & Services 3.6%
NIC, Inc.	11,925	194,378

Life Sciences Tools & Services 4.5%
Bruker Corp.*	3,334	56,245
Techne Corp.	2,558	183,357

		239,602

Machinery 4.3%
Dynamic Materials Corp.	4,193	69,688
Sun Hydraulics Corp.	5,761	159,003

		228,691

Semiconductors & Semiconductor Equipment 5.0%
Diodes, Inc.*	5,277	100,369
Hittite Microwave Corp.*	2,716	166,708

		267,077

Software 32.9%
Accelrys, Inc.*	13,650	128,583
ACI Worldwide, Inc.*	3,897	185,263
American Software, Inc., Class A	6,386	54,920
ANSYS, Inc.*	2,385	175,536
Blackbaud, Inc.	7,383	183,984
Concur Technologies, Inc.*	2,276	152,264
Manhattan Associates, Inc.*	2,910	199,364
Netscout Systems, Inc.*	7,158	186,323
Nuance Communications, Inc.*	4,257	102,381
PROS Holdings, Inc.*	6,641	146,501
Rovi Corp.*	1,652	28,563
Tyler Technologies, Inc.*	4,096	221,389

		1,765,071

Total Common Stocks (cost $4,344,146)		5,109,392

Mutual Fund 6.1%

	Shares	Market Value
Money Market Fund 6.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (a)	328,083	328,083

Total Mutual Fund (cost $328,083)		328,083

Total Investments (cost $4,672,229) (b) — 101.5%		5,437,475
Liabilities in excess of other assets — (1.5%)		(81,671)

NET ASSETS — 100.0%		$5,355,804

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2013.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $4,672,229, tax unrealized appreciation and depreciation were $884,981 and $(119,735), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 96.2%

	Shares	Market Value
Alternative Assets 24.7%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	830,847	$8,233,693

Total Alternative Assets (cost $8,115,077)		8,233,693

Equity Funds 39.3%
Nationwide International Index Fund, Institutional Class (a)	470,618	3,543,752
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	155,603	2,467,860
Nationwide S&P 500 Index Fund, Institutional Class (a)	488,081	6,037,557
Nationwide Small Cap Index Fund, Institutional Class (a)	80,431	1,032,730

Total Equity Funds (cost $11,651,787)		13,081,899

Fixed Income Funds 30.2%
Nationwide Bond Index Fund, Institutional Class (a)	559,096	6,502,291
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	358,273	3,561,230

Total Fixed Income Funds (cost $10,144,534)		10,063,521

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	649,509	649,509

Total Money Market Fund (cost $649,509)		649,509

Total Mutual Funds (cost $30,560,907)		32,028,622

Exchange Traded Funds 3.9%

	Shares	Market Value
Fixed Income Funds 3.9%
iShares Barclays 1-3 Year Credit Bond Fund	6,171	651,657
iShares Barclays 1-3 Year Treasury Bond Fund	7,690	649,267

Total Exchange Traded Funds (cost $1,297,925)		1,300,924

Total Investments (cost $31,858,832) (c) — 100.1%		33,329,546
Liabilities in excess of other assets — (0.1)%		(19,535)

NET ASSETS — 100.0%		$33,310,011

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	At January 31, 2013, the tax basis cost of the Fund’s investments was $32,415,613, tax unrealized appreciation and depreciation were $1,022,573 and $(108,640), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 97.1%

	Shares	Market Value
Alternative Assets 22.6%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,504,616	$34,730,742

Total Alternative Assets (cost $34,527,869)		34,730,742

Equity Funds 47.3%
Nationwide International Index Fund, Institutional Class (a)	3,016,335	22,713,006
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	814,712	12,921,329
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,487,563	30,771,159
Nationwide Small Cap Index Fund, Institutional Class (a)	491,573	6,311,793

Total Equity Funds (cost $62,435,547)		72,717,287

Fixed Income Funds 26.2%
Nationwide Bond Index Fund, Institutional Class (a)	2,179,153	25,343,547
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	1,493,822	14,848,590

Total Fixed Income Funds (cost $40,501,533)		40,192,137

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,489,529	1,489,529

Total Money Market Fund (cost $1,489,529)		1,489,529

Total Mutual Funds (cost $138,954,478)		149,129,695

Exchange Traded Funds 2.9%

	Shares	Market Value
Fixed Income Funds 2.9%
iShares Barclays 1-3 Year Credit Bond Fund	21,223	2,241,149
iShares Barclays 1-3 Year Treasury Bond Fund	26,450	2,233,173

Total Exchange Traded Funds (cost $4,458,818)		4,474,322

Total Investments (cost $143,413,296) (c) — 100.0%		153,604,017
Liabilities in excess of other assets — 0.0%†		(74,341)

NET ASSETS — 100.0%		$153,529,676

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2013.
(c)	At January 31, 2013, the tax basis cost of the Fund’s investments was $145,091,965, tax unrealized appreciation and depreciation were $8,869,644 and $(357,592), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 97.1%

	Shares	Market Value
Alternative Assets 18.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,963,443	$39,277,724

Total Alternative Assets (cost $38,991,036)		39,277,724

Equity Funds 58.4%
Nationwide International Index Fund, Institutional Class (a)	5,602,601	42,187,587
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,394,285	22,113,357
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,918,468	48,471,447
Nationwide Small Cap Index Fund, Institutional Class (a)	841,712	10,807,587

Total Equity Funds (cost $106,957,167)		123,579,978

Fixed Income Funds 20.2%
Nationwide Bond Index Fund, Institutional Class (a)	2,631,817	30,608,032
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	1,226,953	12,195,918

Total Fixed Income Funds (cost $43,158,184)		42,803,950

Total Mutual Funds (cost $189,106,387)		205,661,652

Exchange Traded Funds 2.9%

	Shares	Market Value
Fixed Income Funds 2.9%
iShares Barclays 1-3 Year Credit Bond Fund	29,090	3,071,904
iShares Barclays 1-3 Year Treasury Bond Fund	36,255	3,061,010

Total Exchange Traded Funds (cost $6,116,996)		6,132,914

Total Investments (cost $195,223,383) (b) — 100.0%		211,794,566
Liabilities in excess of other assets — 0.0%†		(105,799)

NET ASSETS — 100.0%		$211,688,767

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $197,408,662, tax unrealized appreciation and depreciation were $14,785,268 and $(399,364), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 98.2%

	Shares	Market Value
Alternative Assets 17.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,559,036	$35,270,048

Total Alternative Assets (cost $34,969,217)		35,270,048

Equity Funds 69.2%
Nationwide International Index Fund, Institutional Class (a)	6,149,883	46,308,618
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,586,216	25,157,378
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,198,547	51,936,022
Nationwide Small Cap Index Fund, Institutional Class (a)	1,276,974	16,396,352

Total Equity Funds (cost $120,522,481)		139,798,370

Fixed Income Funds 11.5%
Nationwide Bond Index Fund, Institutional Class (a)	1,330,253	15,470,847
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	775,222	7,705,707

Total Fixed Income Funds (cost $23,368,046)		23,176,554

Total Mutual Funds (cost $178,859,744)		198,244,972

Exchange Traded Fund 1.9%

	Shares	Market Value
Fixed Income Fund 1.9%
iShares Barclays 1-3 Year Credit Bond Fund	36,747	3,880,483

Total Exchange Traded Fund (cost $3,864,584)		3,880,483

Total Investments (cost $182,724,328) (b) — 100.1%		202,125,455
Liabilities in excess of other assets — (0.1)%		(106,726)

NET ASSETS — 100.0%		$202,018,729

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $185,026,229, tax unrealized appreciation and depreciation were $17,312,997 and $(213,771), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.2%

	Shares	Market Value
Alternative Assets 13.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	2,883,848	$28,578,938

Total Alternative Assets (cost $28,362,278)		28,578,938

Equity Funds 78.0%
Nationwide International Index Fund, Institutional Class (a)	6,696,523	50,424,817
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,790,261	28,393,541
Nationwide S&P 500 Index Fund, Institutional Class (a)	5,047,526	62,437,902
Nationwide Small Cap Index Fund, Institutional Class (a)	1,829,213	23,487,100

Total Equity Funds (cost $135,874,428)		164,743,360

Fixed Income Funds 6.7%
Nationwide Bond Index Fund, Institutional Class (a)	866,253	10,074,524
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	403,880	4,014,564

Total Fixed Income Funds (cost $14,171,694)		14,089,088

Total Mutual Funds (cost $178,408,400)		207,411,386

Exchange Traded Fund 1.9%

	Shares	Market Value
Fixed Income Fund 1.9%
iShares Barclays 1-3 Year Credit Bond Fund	38,324	4,047,014

Total Exchange Traded Fund (cost $4,028,112)		4,047,014

Total Investments (cost $182,436,512) (b) — 100.1%		211,458,400
Liabilities in excess of other assets — (0.1)%		(110,559)

NET ASSETS — 100.0%		$211,347,841

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $185,790,114, tax unrealized appreciation and depreciation were $25,760,383 and $(92,097), respectively.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2030 Fund

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 11.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	1,461,096	$14,479,459

Total Alternative Assets (cost $14,295,759)		14,479,459

Equity Funds 84.7%
Nationwide International Index Fund, Institutional Class (a)	4,476,797	33,710,282
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,058,822	16,792,911
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,183,404	39,378,704
Nationwide Small Cap Index Fund, Institutional Class (a)	1,278,741	16,419,039

Total Equity Funds (cost $91,368,547)		106,300,936

Fixed Income Fund 2.9%
Nationwide Bond Index Fund, Institutional Class (a)	307,132	3,571,951

Total Fixed Income Fund (cost $3,604,788)		3,571,951

Total Mutual Funds (cost $109,269,094)		124,352,346

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	11,308	1,194,125

Total Exchange Traded Fund (cost $1,190,027)		1,194,125

Total Investments (cost $110,459,121) (b) — 100.1%		125,546,471
Liabilities in excess of other assets — (0.1)%		(63,987)

NET ASSETS — 100.0%		$125,482,484

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $112,046,831, tax unrealized appreciation and depreciation were $13,535,919 and $(36,279), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 9.6%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	986,330	$9,774,530

Total Alternative Assets (cost $9,602,898)		9,774,530

Equity Funds 87.6%
Nationwide International Index Fund, Institutional Class (a)	3,904,512	29,400,979
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	923,329	14,643,998
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,498,279	30,903,711
Nationwide Small Cap Index Fund, Institutional Class (a)	1,115,488	14,322,864

Total Equity Funds (cost $75,632,574)		89,271,552

Fixed Income Fund 1.9%
Nationwide Bond Index Fund, Institutional Class (a)	165,864	1,928,997

Total Fixed Income Fund (cost $1,939,335)		1,928,997

Total Mutual Funds (cost $87,174,807)		100,975,079

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	9,169	968,246

Total Exchange Traded Fund (cost $964,917)		968,246

Total Investments (cost $88,139,724) (b) — 100.1%		101,943,325
Liabilities in excess of other assets — (0.1)%		(57,692)

NET ASSETS — 100.0%		$101,885,633

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $89,515,259, tax unrealized appreciation and depreciation were $12,439,433 and $(11,367), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 9.6%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	545,733	$5,408,215

Total Alternative Assets (cost $5,267,865)		5,408,215

Equity Funds 88.6%
Nationwide International Index Fund, Institutional Class (a)	2,159,211	16,258,858
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	510,771	8,100,830
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,427,312	17,655,848
Nationwide Small Cap Index Fund, Institutional Class (a)	617,353	7,926,814

Total Equity Funds (cost $43,550,980)		49,942,350

Fixed Income Fund 0.9%
Nationwide Bond Index Fund, Institutional Class (a)	45,885	533,641

Total Fixed Income Fund (cost $538,593)		533,641

Total Mutual Funds (cost $49,357,438)		55,884,206

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	5,065	534,864

Total Exchange Traded Fund (cost $533,020)		534,864

Total Investments (cost $49,890,458) (b) — 100.1%		56,419,070
Liabilities in excess of other assets — (0.1)%		(31,004)

NET ASSETS — 100.0%		$56,388,066

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $50,571,852, tax unrealized appreciation and depreciation were $5,852,686 and $(5,468), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 11.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	670,460	$6,644,257

Total Alternative Assets (cost $6,532,147)		6,644,257

Equity Funds 87.6%
Nationwide International Index Fund, Institutional Class (a)	2,212,334	16,658,876
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	523,125	8,296,760
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,414,910	17,502,431
Nationwide Small Cap Index Fund, Institutional Class (a)	631,753	8,111,710

Total Equity Funds (cost $42,695,055)		50,569,777

Total Mutual Funds (cost $49,227,202)		57,214,034

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	5,191	548,170

Total Exchange Traded Fund (cost $546,286)		548,170

Total Investments (cost $49,773,488) (b) — 100.1%		57,762,204
Liabilities in excess of other assets — (0.1)%		(31,281)

NET ASSETS — 100.0%		$57,730,923

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $50,745,105, tax unrealized appreciation and depreciation were $7,017,099 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 11.5%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	76,057	$753,720

Total Alternative Assets (cost $730,174)		753,720

Equity Funds 87.6%
Nationwide International Index Fund, Institutional Class (a)	249,593	1,879,437
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	63,455	1,006,401
Nationwide S&P 500 Index Fund, Institutional Class (a)	155,992	1,929,623
Nationwide Small Cap Index Fund, Institutional Class (a)	71,896	923,142

Total Equity Funds (cost $5,230,679)		5,738,603

Total Mutual Funds (cost $5,960,853)		6,492,323

Exchange Traded Fund 0.9%

	Shares	Market Value
Fixed Income Fund 0.9%
iShares Barclays 1-3 Year Credit Bond Fund	589	62,199

Total Exchange Traded Fund (cost $62,016)		62,199

Total Investments (cost $6,022,869) (b) — 100.0%		6,554,522
Liabilities in excess of other assets — 0.0%†		(2,806)

NET ASSETS — 100.0%		$6,551,716

(a)	Investment in affiliate.
(b)	At January 31, 2013, the tax basis cost of the Fund’s investments was $6,043,440, tax unrealized appreciation and depreciation were $511,082 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At January 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.3%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	6,816	$128,482
Aerovironment, Inc.*	4,408	95,433
Alliant Techsystems, Inc.	1,445	93,520
Allied Defense Group, Inc. (The)*(a)(b)	400	2,104
Ascent Solar Technologies, Inc.*(c)	2,800	1,848
CPI Aerostructures, Inc.*	837	9,441
Curtiss-Wright Corp.	6,658	237,358
DigitalGlobe, Inc.*(c)	3,274	91,574
Ducommun, Inc.*	2,094	33,567
Engility Holdings, Inc.*	1,798	34,612
Esterline Technologies Corp.*	3,852	255,734
Exelis, Inc.	1,654	18,177
GeoEye, Inc.*	2,200	78,826
Huntington Ingalls Industries, Inc.	2,735	121,161
Innovative Solutions & Support, Inc.	1,501	6,364
Kratos Defense & Security Solutions, Inc.*	9,261	40,841
LMI Aerospace, Inc.*	1,878	41,504
Moog, Inc., Class A*	2,194	96,097
National Presto Industries, Inc.(c)	200	14,670
Orbital Sciences Corp.*	4,636	68,149
SIFCO Industries, Inc.	425	6,579
Sparton Corp.*	1,053	16,027
Sypris Solutions, Inc.	157	650
Taser International, Inc.*	200	1,674
Triumph Group, Inc.	2,844	200,132

		1,694,524

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	7,608	35,377
Atlas Air Worldwide Holdings, Inc.*	4,711	212,419
Pacer International, Inc.*	2,752	11,201
UTi Worldwide, Inc.	7,920	116,899
XPO Logistics, Inc.*(c)	1,957	32,780

		408,676

Airlines 0.7%
Alaska Air Group, Inc.*	3,832	176,770
Hawaiian Holdings, Inc.*(c)	10,790	62,258
JetBlue Airways Corp.*	46,054	267,574
Republic Airways Holdings, Inc.*	13,806	115,832
SkyWest, Inc.	8,410	106,303

		728,737

Auto Components 0.7%
Cooper Tire & Rubber Co.	8,201	208,798
Dana Holding Corp.	302	4,856
Dorman Products, Inc.	1,400	48,482
Drew Industries, Inc.	1,140	41,747
Exide Technologies*	11,500	39,560
Federal-Mogul Corp.*	7,645	71,404
Fuel Systems Solutions, Inc.*	2,282	33,500
Modine Manufacturing Co.*	6,619	56,129
Motorcar Parts of America, Inc.*(c)	2,200	14,674
Shiloh Industries, Inc.	1,847	20,040
Spartan Motors, Inc.	7,133	40,444
Standard Motor Products, Inc.	5,949	138,076
Stoneridge, Inc.*	1,052	6,586
Superior Industries International, Inc.	4,675	94,762

		819,058

Automobiles 0.2%
Thor Industries, Inc.	4,606	193,820

Beverages 0.4%
Central European Distribution Corp.*(c)	16,258	34,955
Coca-Cola Bottling Co. Consolidated(c)	840	54,373
Constellation Brands, Inc., Class A*	8,720	282,179
Craft Brew Alliance, Inc.*	1,200	8,004
MGP Ingredients, Inc.	2,200	8,206
Primo Water Corp.*(c)	4,800	5,952

		393,669

Biotechnology 0.3%
Astex Pharmaceuticals, Inc.*	11,151	37,356
BioMimetic Therapeutics, Inc.*	8,100	68,688
Celldex Therapeutics, Inc.*(c)	1,810	13,503
Emergent Biosolutions, Inc.*	4,497	72,177
Enzon Pharmaceuticals, Inc.	2,902	14,365
Lexicon Pharmaceuticals, Inc.*(c)	4,785	10,192
Maxygen, Inc.	2,900	7,105
MediciNova, Inc.*(c)	1,469	2,688
Myrexis, Inc.*	1,724	5,068
Repligen Corp.*	2,489	17,174
Rigel Pharmaceuticals, Inc.*	332	2,178
Sangamo BioSciences, Inc.*(c)	3,948	37,782
Targacept, Inc.*	9,300	41,757

		330,033

Building Products 0.8%
American Woodmark Corp.*	1,400	38,934
Apogee Enterprises, Inc.	5,581	136,455
Builders FirstSource, Inc.*	2,800	17,556
Gibraltar Industries, Inc.*	5,281	91,731
Griffon Corp.	7,239	85,420
Insteel Industries, Inc.(c)	3,880	58,821
Owens Corning, Inc.*	4,313	179,723
Quanex Building Products Corp.	2,600	53,716
Simpson Manufacturing Co., Inc.	5,368	174,031
Universal Forest Products, Inc.	2,109	85,731
USG Corp.*(c)	306	8,993

		931,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets 1.7%
American Capital Ltd.*	63,170	$843,951
Calamos Asset Management, Inc., Class A	788	8,211
Capital Southwest Corp.	350	37,747
Cowen Group, Inc., Class A*	11,892	31,633
E*TRADE Financial Corp.*	6,184	65,612
FirstCity Financial Corp.*	1,000	9,840
GFI Group, Inc.	9,378	31,885
Harris & Harris Group, Inc.*	5,889	22,319
ICG Group, Inc.*	3,493	41,916
INTL. FCStone, Inc.*(c)	800	14,016
Investment Technology Group, Inc.*	1,497	15,150
Janus Capital Group, Inc.(c)	28,552	265,534
JMP Group, Inc.	2,355	15,543
Knight Capital Group, Inc., Class A*	7,279	27,078
Legg Mason, Inc.	13,220	365,533
MCG Capital Corp.	8,170	37,664
Medallion Financial Corp.	1,852	23,687
Oppenheimer Holdings, Inc., Class A	326	5,545
Piper Jaffray Cos.*	700	27,111
Safeguard Scientifics, Inc.*	3,366	51,971
SWS Group, Inc.*	3,400	22,406

		1,964,352

Chemicals 3.8%
A. Schulman, Inc.	4,654	149,626
American Pacific Corp.*	681	13,402
American Vanguard Corp.	4,345	147,295
Arabian American Development Co.*	100	791
Ashland, Inc.	4,400	345,444
Axiall Corp.(c)	5,100	286,518
Cabot Corp.	3,200	119,776
Chase Corp.	918	17,277
Chemtura Corp.*	9,364	222,114
Core Molding Technologies, Inc.*	471	3,321
Cytec Industries, Inc.	2,992	219,314
Ferro Corp.*	15,945	81,319
FutureFuel Corp.	982	12,520
H.B. Fuller Co.	6,127	239,443
Huntsman Corp.	21,100	371,993
Innospec, Inc.	1,700	68,425
KMG Chemicals, Inc.	1,276	24,946
Kraton Performance Polymers, Inc.*	1,719	45,124
Landec Corp.*	5,776	68,157
Minerals Technologies, Inc.	4,564	188,813
Olin Corp.	8,635	200,850
OM Group, Inc.*	4,727	130,560
OMNOVA Solutions, Inc.*	650	5,317
Penford Corp.*	1,600	13,120
PolyOne Corp.	6,045	132,023
Quaker Chemical Corp.	212	12,120
Sensient Technologies Corp.	5,500	209,550
Spartech Corp.*	5,201	49,565
Valspar Corp.	5,900	391,052
Westlake Chemical Corp.(c)	5,000	459,300
Zoltek Cos., Inc.*(c)	7,635	62,225

		4,291,300

Commercial Banks 7.6%
1st Source Corp.	2,736	61,834
1st United Bancorp, Inc.	1,029	6,606
Access National Corp.	576	8,934
Alliance Financial Corp.	184	8,208
American National Bankshares, Inc.	725	14,674
Ameris Bancorp*	2,036	26,997
AmeriServ Financial, Inc.*	1,800	5,364
Arrow Financial Corp.	408	9,955
Associated Banc-Corp.	7,043	100,504
Bancfirst Corp.	209	8,548
Bancorp, Inc. (The)*	2,648	31,193
BancorpSouth, Inc.	8,554	124,033
BancTrust Financial Group, Inc.*	1,100	3,135
Bank of Kentucky Financial Corp. (The)	171	4,489
Banner Corp.	2,528	76,346
Bar Harbor Bankshares	283	9,990
BBCN Bancorp, Inc.	8,440	102,040
BCB Bancorp, Inc.(c)	221	2,104
Boston Private Financial Holdings, Inc.	7,814	72,279
Bridge Bancorp, Inc.	111	2,269
Bryn Mawr Bank Corp.	471	10,899
C&F Financial Corp.	177	7,193
Capital Bank Financial Corp., Class A*	114	1,764
Capital City Bank Group, Inc.*(c)	2,100	23,520
CapitalSource, Inc.	16,565	134,342
Cardinal Financial Corp.	3,473	56,749
Cathay General Bancorp	13,982	271,391
Center Bancorp, Inc.	1,488	17,826
Centerstate Banks, Inc.	1,291	11,425
Central Pacific Financial Corp.*	333	5,365
Century Bancorp, Inc., Class A	138	4,600
Chemical Financial Corp.	1,317	32,016
City Holding Co.(c)	1,400	52,906
City National Corp.	900	47,664
CoBiz Financial, Inc.	5,513	44,986
Columbia Banking System, Inc.	3,034	61,287
Comerica, Inc.	2,010	69,064
Community Bank System, Inc.	4,100	116,440
Community Bankers Trust Corp.*	300	900
Community Trust Bancorp, Inc.	1,612	54,341
CVB Financial Corp.	7,379	81,169
East West Bancorp, Inc.	600	14,070
Enterprise Bancorp, Inc.	332	5,720
Enterprise Financial Services Corp.	1,963	26,324
Fidelity Southern Corp.*	1,315	14,715
Financial Institutions, Inc.	1,239	24,892
First Bancorp, Inc.	939	15,550
First Bancorp, North Carolina	2,007	25,489

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
First Bancorp, Puerto Rico*(c)	1,425	$7,310
First Busey Corp.	4,356	19,776
First California Financial Group, Inc.*	512	4,106
First Commonwealth Financial Corp.(c)	13,157	93,020
First Community Bancshares, Inc.	2,243	35,776
First Financial Bancorp	3,773	57,689
First Financial Corp.	1,314	39,643
First Interstate BancSystem, Inc.	885	15,249
First Merchants Corp.	3,910	58,845
First Midwest Bancorp, Inc.	8,330	105,541
First Niagara Financial Group, Inc.	12,046	94,441
First South Bancorp, Inc.*	1,350	8,154
FirstMerit Corp.(c)	2,859	43,543
FNB Corp.	12,066	139,845
Fulton Financial Corp.	5,796	63,118
German American Bancorp, Inc.	805	17,976
Glacier Bancorp, Inc.	5,383	83,867
Great Southern Bancorp, Inc.	1,161	28,862
Guaranty Bancorp*	5,200	10,816
Hanmi Financial Corp.*	2,172	35,729
Heartland Financial USA, Inc.(c)	1,847	43,755
Heritage Commerce Corp.*	3,460	22,525
Home BancShares, Inc.	44	1,528
Horizon Bancorp	587	11,699
Hudson Valley Holding Corp.	562	8,599
IBERIABANK Corp.	4,100	211,109
Independent Bank Corp.(c)	2,048	63,468
Independent Bank Corp., Michigan*	380	2,082
International Bancshares Corp.	9,146	178,804
Intervest Bancshares Corp., Class A*	354	1,628
Lakeland Bancorp, Inc.	3,214	31,336
Lakeland Financial Corp.	779	19,039
Macatawa Bank Corp.*	3,062	14,238
MainSource Financial Group, Inc.	2,706	37,343
MB Financial, Inc.	8,210	183,658
MBT Financial Corp.*	2,200	7,898
Mercantile Bank Corp.	851	14,041
Merchants Bancshares, Inc.	662	18,748
Metro Bancorp, Inc.*	1,907	29,959
MetroCorp Bancshares, Inc.*	775	7,812
MidSouth Bancorp, Inc.	770	11,596
MidWestOne Financial Group, Inc.	67	1,601
National Penn Bancshares, Inc.	13,300	129,675
NBT Bancorp, Inc.	247	5,123
NewBridge Bancorp*	2,450	15,729
North Valley Bancorp*	78	1,292
Northrim BanCorp, Inc.	444	9,670
Old National Bancorp	6,911	92,331
Old Second Bancorp, Inc.*(c)	1,500	3,270
OmniAmerican Bancorp, Inc.*	1,963	48,702
Oriental Financial Group, Inc.	5,883	84,539
Pacific Continental Corp.	1,758	19,320
Pacific Mercantile Bancorp*	1,000	5,800
Pacific Premier Bancorp, Inc.*	657	7,575
PacWest Bancorp	2,700	74,196
Park National Corp.(c)	600	39,270
Park Sterling Corp.*	575	3,266
Peapack Gladstone Financial Corp.	703	10,327
Peoples Bancorp, Inc.	1,391	30,185
Pinnacle Financial Partners, Inc.*	6,100	130,967
Popular, Inc.*	8,323	223,389
Preferred Bank, Los Angeles*	370	5,561
PrivateBancorp, Inc.	12,137	208,392
Prosperity Bancshares, Inc.	2,311	104,249
Renasant Corp.	3,350	65,158
Republic Bancorp, Inc., Class A	3,383	76,016
Republic First Bancorp, Inc.*	1,723	4,290
S&T Bancorp, Inc.	1,532	28,250
Sandy Spring Bancorp, Inc.	1,307	25,944
SCBT Financial Corp.	736	30,986
Seacoast Banking Corp. of Florida*	7,563	13,538
Sierra Bancorp	1,250	15,575
Simmons First National Corp., Class A	1,967	50,218
Somerset Hills Bancorp	420	4,805
Southern Community Financial Corp.*(a)	1,400	308
Southside Bancshares, Inc.(c)	842	17,800
Southwest Bancorp, Inc.*	2,461	31,525
StellarOne Corp.	4,933	73,748
Sterling Bancorp	2,164	20,753
Suffolk Bancorp*	249	3,444
Sun Bancorp, Inc.*	2,364	8,179
Susquehanna Bancshares, Inc.	22,644	258,594
Synovus Financial Corp.	138,715	357,885
Taylor Capital Group, Inc.*	1,119	19,415
Texas Capital Bancshares, Inc.*	900	37,260
Tompkins Financial Corp.	616	25,201
TowneBank(c)	2,102	31,887
Trustmark Corp.	5,483	126,822
UMB Financial Corp.	2,406	106,514
Umpqua Holdings Corp.	16,939	214,109
Union First Market Bankshares Corp.	2,915	50,954
United Bankshares, Inc.(c)	200	5,098
United Community Banks, Inc.*	1,585	16,627
United Security Bancshares*(c)	268	994
Univest Corp. of Pennsylvania	1,509	25,472
Virginia Commerce Bancorp, Inc.*	2,526	33,192
Washington Banking Co.	1,359	19,148
Washington Trust Bancorp, Inc.	1,499	39,514
Webster Financial Corp.	10,027	223,101
WesBanco, Inc.	3,641	84,435
West Bancorporation, Inc.	1,619	17,922
West Coast Bancorp	995	23,601
Western Alliance Bancorp*	13,239	162,840
Wilshire Bancorp, Inc.*	2,717	16,682
Wintrust Financial Corp.(c)	7,007	259,749
Yadkin Valley Financial Corp.*	2,000	6,720
Zions Bancorporation	38,900	907,148

		8,592,130

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	6,819	149,473
ACCO Brands Corp.*	212	1,766
Acme United Corp.	200	2,434
Acorn Energy, Inc.(c)	1,419	10,444
AMREP Corp.*(c)	180	1,800
ARC Document Solutions, Inc.*	1,276	3,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A*	2,335	$10,601
Consolidated Graphics, Inc.*	2,361	86,483
Courier Corp.	2,636	31,922
Covanta Holding Corp.	18,000	354,960
EnergySolutions, Inc.*	20,183	77,301
EnerNOC, Inc.*	4,199	64,875
Ennis, Inc.	2,761	43,099
Fuel Tech, Inc.*	2,542	10,880
G&K Services, Inc., Class A	1,400	56,056
Geo Group, Inc. (The)	9,588	312,761
Intersections, Inc.	2,600	26,988
KAR Auction Services, Inc.	1,126	24,018
Kimball International, Inc., Class B	5,988	64,670
McGrath RentCorp	3,062	91,523
Metalico, Inc.*	4,282	8,264
Mobile Mini, Inc.*	7,199	172,776
Multi-Color Corp.	1,542	36,946
NL Industries, Inc.	1,831	23,693
Quad/Graphics, Inc.(c)	1,370	29,729
RR Donnelley & Sons Co.(c)	3,496	32,163
Schawk, Inc.	3,031	38,918
Standard Register Co. (The)(c)	3,526	2,327
Steelcase, Inc., Class A	14,813	201,901
Sykes Enterprises, Inc.*	2,502	40,282
Tetra Tech, Inc.*	3,627	103,950
UniFirst Corp.	2,352	192,252
United Stationers, Inc.	4,178	139,295
Versar, Inc.*	600	2,550
Viad Corp.	4,199	117,236
Virco Manufacturing Corp.*	1,500	4,005

		2,571,391

Communications Equipment 1.5%
Anaren, Inc.*(c)	2,904	56,831
Arris Group, Inc.*	14,421	238,235
Aviat Networks, Inc.*	7,678	28,793
Aware, Inc.	1,965	11,318
Bel Fuse, Inc., Class B	1,319	24,573
Black Box Corp.	2,600	60,918
Brocade Communications Systems, Inc.*	22,028	126,000
Calix, Inc.*	5,875	47,823
Communications Systems, Inc.	1,420	15,819
Comtech Telecommunications Corp.	3,510	93,015
Digi International, Inc.*	4,045	39,641
EchoStar Corp., Class A*	4,067	147,957
EMCORE Corp.*(c)	3,875	23,328
Emulex Corp.*	13,422	102,544
Extreme Networks*	15,787	58,254
Globecomm Systems, Inc.*	4,951	61,392
Harmonic, Inc.*	13,737	71,845
Infinera Corp.*(c)	11,300	80,569
KVH Industries, Inc.*	802	11,677
Oclaro, Inc.*(c)	16,707	27,065
Oplink Communications, Inc.*	4,291	72,303
Optical Cable Corp.	300	1,251
PC-Tel, Inc.	1,200	8,904
Performance Technologies, Inc.*	1,121	1,087
ShoreTel, Inc.*	1,289	5,530
Sonus Networks, Inc.*	21,433	48,653
Sycamore Networks, Inc.	4,613	10,610
Symmetricom, Inc.*	10,860	58,535
Tellabs, Inc.	38,811	88,489
Telular Corp.	2,203	24,431
TESSCO Technologies, Inc.	1,910	42,689
UTStarcom Holdings Corp.*	5,405	5,297
Westell Technologies, Inc., Class A*	8,136	14,889

		1,710,265

Computers & Peripherals 0.5%
Astro-Med, Inc.	765	7,681
Avid Technology, Inc.*	6,800	50,320
Concurrent Computer Corp.	529	3,460
Cray, Inc.*	3,102	57,604
Datalink Corp.*(c)	3,720	32,699
Dataram Corp.*	600	258
Electronics for Imaging, Inc.*	8,400	190,008
Hutchinson Technology, Inc.*(c)	4,426	12,348
Imation Corp.*	3,874	14,372
Intermec, Inc.*	2,915	28,800
Intevac, Inc.*	2,994	12,605
Novatel Wireless, Inc.*	2,900	5,452
Rimage Corp.	220	1,527
STEC, Inc.*	6,900	34,914
Xyratex Ltd.(c)	5,513	51,271

		503,319

Construction & Engineering 2.0%
AECOM Technology Corp.*	4,273	109,261
Aegion Corp.*	6,090	143,237
Argan, Inc.	134	2,519
Comfort Systems USA, Inc.	3,250	41,957
Dycom Industries, Inc.*	6,300	132,174
EMCOR Group, Inc.	9,444	343,101
Furmanite Corp.*	3,051	16,201
Granite Construction, Inc.	5,032	182,964
Great Lakes Dredge & Dock Corp.	16,360	153,457
Integrated Electrical Services, Inc.*	1,200	5,820
Layne Christensen Co.*	4,605	104,395
MasTec, Inc.*(c)	5,669	160,433
Michael Baker Corp.	1,057	27,154
MYR Group, Inc.*	4,154	93,257
Northwest Pipe Co.*	2,016	49,694
Orion Marine Group, Inc.*	1,200	9,360
Pike Electric Corp.	7,857	81,713
Sterling Construction Co., Inc.*	3,017	30,924
Tutor Perini Corp.*	6,606	109,594
URS Corp.	9,861	409,034

		2,206,249

Construction Materials 0.3%
Headwaters, Inc.*	7,409	69,348
Texas Industries, Inc.*(c)	3,959	225,030

		294,378

Consumer Finance 0.4%
Asset Acceptance Capital Corp.*	2,200	11,814
Asta Funding, Inc.	2,269	21,488
Atlanticus Holdings Corp.*(c)	1,995	6,404
Cash America International, Inc.	5,300	253,923
Encore Capital Group, Inc.*	48	1,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance (continued)
First Marblehead Corp. (The)*	12,745	$12,370
Nelnet, Inc., Class A	3,500	106,505
Portfolio Recovery Associates, Inc.*	206	22,032
QC Holdings, Inc.	37	123

		436,103

Containers & Packaging 0.6%
Bemis Co., Inc.	3,600	128,448
Boise, Inc.	14,796	122,067
Graphic Packaging Holding Co.*	16,566	116,128
Myers Industries, Inc.	4,875	72,052
Rock-Tenn Co., Class A	1,968	155,374
Sealed Air Corp.	2,342	43,842

		637,911

Distributors 0.1%
Core-Mark Holding Co., Inc.	2,478	124,222
VOXX International Corp.*	2,000	19,320
Weyco Group, Inc.	618	14,078

		157,620

Diversified Consumer Services 0.6%
Ascent Capital Group, Inc., Class A*	1,498	95,438
Cambium Learning Group, Inc.*	300	378
Career Education Corp.*	11,688	40,440
Carriage Services, Inc.	1,715	23,976
Corinthian Colleges, Inc.*(c)	19,366	47,640
K12, Inc.*	1,800	33,228
Lincoln Educational Services Corp.	2,317	12,836
Mac-Gray Corp.	1,436	17,333
Matthews International Corp., Class A	1,057	34,627
Regis Corp.	7,957	141,237
School Specialty, Inc.*(c)	4,400	453
Service Corp. International	16,280	243,060
Stewart Enterprises, Inc., Class A	3,400	28,050

		718,696

Diversified Financial Services 0.7%
Interactive Brokers Group, Inc., Class A	3,410	48,763
Marlin Business Services Corp.	1,601	35,222
MicroFinancial, Inc.	1,653	12,414
NASDAQ OMX Group, Inc. (The)	11,841	335,337
NewStar Financial, Inc.*	6,586	93,916
PHH Corp.*	9,292	203,309
PICO Holdings, Inc.*	1,700	35,751
Resource America, Inc., Class A	2,032	15,748

		780,460

Diversified Telecommunication Services 0.4%
Atlantic Tele-Network, Inc.	526	22,765
Cbeyond, Inc.*	5,588	49,174
Consolidated Communications Holdings, Inc.	582	10,016
Frontier Communications Corp.(c)	20,426	93,347
General Communication, Inc., Class A*	7,880	67,059
HickoryTech Corp.	1,535	14,859
Iridium Communications, Inc.*(c)	7,904	55,328
Neutral Tandem, Inc.	3,661	10,141
ORBCOMM, Inc.*	7,386	31,169
Premiere Global Services, Inc.*	6,710	62,873
Primus Telecommunications Group, Inc.	1,553	16,586

		433,317

Electrical Equipment 1.2%
Allied Motion Technologies, Inc.	738	4,974
American Superconductor Corp.*(c)	6,222	16,488
AZZ, Inc.	4,316	184,682
Brady Corp., Class A	4,000	139,560
Encore Wire Corp.	3,906	127,414
EnerSys, Inc.*	7,700	315,161
Franklin Electric Co., Inc.	200	13,304
General Cable Corp.*	8,178	274,944
Global Power Equipment Group, Inc.	586	9,616
GrafTech International Ltd.*(c)	4,048	38,861
LSI Industries, Inc.	3,306	23,935
Ocean Power Technologies, Inc.*(c)	3,200	6,816
Orion Energy Systems, Inc.*	2,791	5,666
Powell Industries, Inc.*	1,095	49,549
PowerSecure International, Inc.*	3,210	27,895
Preformed Line Products Co.	281	18,962
Regal-Beloit Corp.	400	29,664
Ultralife Corp.*	1,752	5,641
Vicor Corp.*	3,400	18,292

		1,311,424

Electronic Equipment, Instruments & Components 3.6%
Agilysys, Inc.*	3,840	32,678
Arrow Electronics, Inc.*	5,100	195,942
Avnet, Inc.*	3,811	134,757
AVX Corp.	13,800	157,182
Benchmark Electronics, Inc.*	5,200	91,312
Checkpoint Systems, Inc.*	7,577	91,379
Coherent, Inc.	913	50,589
Electro Rent Corp.	3,686	57,059
Electro Scientific Industries, Inc.	5,246	56,657
Fabrinet*	1,402	20,525
FEI Co.	608	37,064
Frequency Electronics, Inc.	900	8,262
GSI Group, Inc.*	2,216	21,052
ID Systems, Inc.*	1,945	10,756
Identive Group, Inc.*	4,603	6,214
IEC Electronics Corp.*(c)	1,140	7,478
Ingram Micro, Inc., Class A*	31,600	574,488
Insight Enterprises, Inc.*	7,010	137,396
Iteris, Inc.*	1,700	2,771
Itron, Inc.*	4,030	186,952
KEMET Corp.*	9,314	53,649
Key Tronic Corp.*	2,680	25,808
LoJack Corp.*	1,025	3,311
Measurement Specialties, Inc.*	1,796	63,399
Mercury Systems, Inc.*	4,114	30,238
Methode Electronics, Inc.	9,675	93,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Multi-Fineline Electronix, Inc.*	1,900	$30,352
NAPCO Security Technologies, Inc.*	1,850	6,678
Newport Corp.*	7,821	112,779
OSI Systems, Inc.*	1,500	81,690
PAR Technology Corp.*	1,700	7,548
Park Electrochemical Corp.	1,601	41,850
PC Connection, Inc.	1,900	23,465
PCM, Inc.*	2,073	13,827
Perceptron, Inc.	1,480	10,893
Planar Systems, Inc.*	1,900	3,287
Plexus Corp.*	4,796	122,394
Power-One, Inc.*(c)	18,220	73,244
Radisys Corp.*	3,068	11,965
RF Industries Ltd.	443	2,419
Richardson Electronics Ltd.	2,700	32,724
Rofin-Sinar Technologies, Inc.*	3,216	82,426
Rogers Corp.*	2,587	121,227
Sanmina Corp.*	11,553	109,985
ScanSource, Inc.*	3,561	103,483
SMTC Corp.*	2,189	5,648
SYNNEX Corp.*	6,697	240,757
Tech Data Corp.*	7,657	389,818
TTM Technologies, Inc.*	10,974	87,463
Viasystems Group, Inc.*	372	5,241
Vicon Industries, Inc.*	371	979
Vishay Intertechnology, Inc.*(c)	17,572	193,116
Vishay Precision Group, Inc.*	830	10,948
Wayside Technology Group, Inc.	200	2,460
Zygo Corp.*	1,869	29,736

		4,108,393

Energy Equipment & Services 3.8%
Basic Energy Services, Inc.*(c)	5,747	74,309
Bolt Technology Corp.	934	13,916
Bristow Group, Inc.	5,890	335,612
Cal Dive International, Inc.*(c)	13,404	25,467
Dawson Geophysical Co.*	1,865	49,833
ENGlobal Corp.*	1,900	1,235
Exterran Holdings, Inc.*	11,040	256,570
Forbes Energy Services Ltd.*	200	466
Global Geophysical Services, Inc.*	5,630	21,507
Gulf Island Fabrication, Inc.	2,673	62,067
GulfMark Offshore, Inc., Class A	4,366	151,762
Heckmann Corp.*(c)	1,508	5,791
Helix Energy Solutions Group, Inc.*	18,987	450,372
Hercules Offshore, Inc.*	30,067	197,841
Hornbeck Offshore Services, Inc.*	6,751	248,504
Key Energy Services, Inc.*	4,200	34,146
Matrix Service Co.*	6,030	86,108
Mitcham Industries, Inc.*	1,677	24,853
Nabors Industries Ltd.*	9,107	151,814
Natural Gas Services Group, Inc.*	3,200	58,208
Newpark Resources, Inc.*	16,160	139,299
Parker Drilling Co.*	15,862	89,144
Patterson-UTI Energy, Inc.	15,079	306,707
PHI, Inc., Non-Voting Shares*	2,099	69,456
Pioneer Energy Services Corp.*	10,270	77,847
Rowan Cos. PLC, Class A*	6,500	224,120
SEACOR Holdings, Inc.	3,336	303,476
Steel Excel, Inc.*	1,070	27,338
Superior Energy Services, Inc.*	1,557	38,878
Tesco Corp.*	2,844	34,384
TETRA Technologies, Inc.*	9,126	77,571
TGC Industries, Inc.	1,984	18,054
Tidewater, Inc.	5,680	279,286
Unit Corp.*	5,615	270,250
Willbros Group, Inc.*	8,620	56,375

		4,262,566

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	3,261	153,756
Harris Teeter Supermarkets, Inc.	1,600	66,384
Ingles Markets, Inc., Class A	2,372	45,519
Nash Finch Co.	2,171	45,092
Pantry, Inc. (The)*	4,128	51,600
Spartan Stores, Inc.	4,657	75,630
SUPERVALU, Inc.(c)	8,642	33,790
Susser Holdings Corp.*	3,733	156,263
United Natural Foods, Inc.*	300	16,194
Village Super Market, Inc., Class A(c)	462	14,779
Weis Markets, Inc.	2,429	97,792

		756,799

Food Products 2.3%
B&G Foods, Inc.	572	18,132
Boulder Brands, Inc.*	12,808	172,011
Cal-Maine Foods, Inc.	2,864	119,372
Chiquita Brands International, Inc.*	10,773	79,182
Diamond Foods, Inc.*(c)	3,591	51,280
Dole Food Co., Inc.*	14,046	156,472
Farmer Bros. Co.*	1,801	24,205
Fresh Del Monte Produce, Inc.	9,548	251,590
Griffin Land & Nurseries, Inc.	186	5,599
Hain Celestial Group, Inc. (The)*	5,504	313,673
J&J Snack Foods Corp.	96	6,542
John B. Sanfilippo & Son, Inc.	300	5,529
Omega Protein Corp.*	4,187	28,932
Overhill Farms, Inc.*	522	2,365
Pilgrim’s Pride Corp.*	8,953	75,653
Post Holdings, Inc.*	5,462	207,501
Sanderson Farms, Inc.	2,842	143,464
Seneca Foods Corp., Class A*	1,711	51,347
Smithfield Foods, Inc.*	25,800	601,398
Snyders-Lance, Inc.	4,109	104,492
Tootsie Roll Industries, Inc.(c)	1,805	48,916

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
TreeHouse Foods, Inc.*	2,400	$127,032

		2,594,687

Gas Utilities 0.1%
UGI Corp.	3,796	133,771

Health Care Equipment & Supplies 2.4%
Accuray, Inc.*	2,931	14,977
Alere, Inc.*	11,334	240,961
Alphatec Holdings, Inc.*	4,920	8,512
Analogic Corp.	1,302	99,199
AngioDynamics, Inc.*	3,318	40,480
Anika Therapeutics, Inc.*	2,200	23,364
Cantel Medical Corp.	4,458	140,026
CONMED Corp.	2,200	64,614
Cooper Cos., Inc. (The)	2,534	256,821
CryoLife, Inc.	3,416	21,931
Cutera, Inc.*	2,161	23,771
Cynosure, Inc., Class A*	1,454	38,822
Digirad Corp.*	1,500	2,775
Exactech, Inc.*	877	16,830
Greatbatch, Inc.*	2,535	67,279
ICU Medical, Inc.*	854	51,624
Integra LifeSciences Holdings Corp.*	4,123	173,784
Invacare Corp.	5,401	84,958
Kewaunee Scientific Corp.	92	1,140
LeMaitre Vascular, Inc.	1,044	6,629
Medical Action Industries, Inc.*	1,600	7,376
Merit Medical Systems, Inc.*	5,370	74,482
Misonix, Inc.*	600	4,620
Natus Medical, Inc.*	7,710	94,987
NuVasive, Inc.*	7,165	123,453
Orthofix International NV*	327	12,475
Palomar Medical Technologies, Inc.*	2,743	26,799
Rochester Medical Corp.*	1,348	15,745
RTI Biologics, Inc.*	10,402	51,178
Solta Medical, Inc.*	6,509	16,663
SurModics, Inc.*	2,558	61,673
Symmetry Medical, Inc.*	7,412	79,383
Teleflex, Inc.	5,545	415,875
Theragenics Corp.*	3,000	4,650
TranS1, Inc.*	3,431	8,543
West Pharmaceutical Services, Inc.	2,592	153,472
Wright Medical Group, Inc.*(c)	7,000	147,980
Young Innovations, Inc.(a)	1,037	40,930

		2,718,781

Health Care Providers & Services 3.3%
Addus HomeCare Corp.*	747	6,185
Almost Family, Inc.	1,742	34,875
Amedisys, Inc.*	7,244	80,553
AMN Healthcare Services, Inc.*	8,273	100,517
Amsurg Corp.*	4,830	150,744
Assisted Living Concepts, Inc., Class A	2,439	23,951
BioScrip, Inc.*	10,685	119,993
Capital Senior Living Corp.*	4,591	97,467
CardioNet, Inc.*	1,510	3,397
Centene Corp.*	300	12,948
Chindex International, Inc.*	2,600	28,704
Community Health Systems, Inc.	10,775	413,006
Coventry Health Care, Inc.	8,524	390,655
Cross Country Healthcare, Inc.*	3,254	18,385
Dynacq Healthcare, Inc.*(a)(c)	256	1
Ensign Group, Inc. (The)	1,137	32,473
ExamWorks Group, Inc.*	2,465	35,669
Five Star Quality Care, Inc.*	11,300	63,958
Future Healthcare of America*	190	31
Gentiva Health Services, Inc.*	8,079	80,063
Hanger, Inc.*	5,565	159,882
Healthways, Inc.*	6,242	65,666
Kindred Healthcare, Inc.*	11,488	123,841
LHC Group, Inc.*	4,529	96,739
LifePoint Hospitals, Inc.*	7,780	340,064
Magellan Health Services, Inc.*	3,102	159,133
MedCath Corp.*(a)(c)	2,115	2,898
Molina Healthcare, Inc.*	3,418	98,131
National HealthCare Corp.	900	43,317
Omnicare, Inc.	10,500	408,975
PDI, Inc.*	1,600	12,400
PharMerica Corp.*	5,231	75,745
Providence Service Corp. (The)*	912	16,899
Select Medical Holdings Corp.	7,442	72,485
Skilled Healthcare Group, Inc., Class A*	2,373	12,624
SunLink Health Systems, Inc.*	700	791
Triple-S Management Corp., Class B*	2,990	54,029
Universal American Corp.	9,436	88,415
VCA Antech, Inc.*	9,605	207,468

		3,733,077

Health Care Technology 0.2%
Arrhythmia Research Technology, Inc.	200	526
MedAssets, Inc.*	8,062	157,612
Omnicell, Inc.*	5,297	83,693

		241,831

Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.	201	991
Ark Restaurants Corp.	318	5,581
Biglari Holdings, Inc.*	188	69,349
Bluegreen Corp.*	4,500	43,200
Bob Evans Farms, Inc.	4,181	185,093
Boyd Gaming Corp.*(c)	13,332	93,457
Carrols Restaurant Group, Inc.*	2,371	14,866
Churchill Downs, Inc.	1,471	95,115
DineEquity, Inc.*	2,973	217,802
Dover Downs Gaming & Entertainment, Inc.	1,000	2,230
Dover Motorsports, Inc.	1,000	1,720
Frisch’s Restaurants, Inc.	373	6,815
Full House Resorts, Inc.*	4,053	13,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Gaming Partners International Corp.	341	$2,592
International Speedway Corp., Class A	4,545	124,578
Isle of Capri Casinos, Inc.*	5,552	39,031
Life Time Fitness, Inc.*	528	26,785
Luby’s, Inc.*	3,390	23,120
Marcus Corp.	2,900	38,570
Marriott Vacations Worldwide Corp.*	2,239	99,367
Monarch Casino & Resort, Inc.*	1,893	19,612
MTR Gaming Group, Inc.*	2,160	8,640
Multimedia Games Holding Co., Inc.*	2,201	37,285
Nathan’s Famous, Inc.*	188	7,759
Orient-Express Hotels Ltd., Class A*	14,633	170,035
Red Lion Hotels Corp.*(c)	1,000	7,470
Red Robin Gourmet Burgers, Inc.*	2,700	99,819
Rick’s Cabaret International, Inc.*	2,122	17,867
Ruby Tuesday, Inc.*	11,929	89,825
Scientific Games Corp., Class A*	10,234	90,980
Speedway Motorsports, Inc.	4,835	79,101
Vail Resorts, Inc.	4,300	227,255
Wendy’s Co. (The)	55,201	283,733
WMS Industries, Inc.*	7,147	176,888

		2,419,582

Household Durables 3.6%
Bassett Furniture Industries, Inc.	1,614	22,467
Beazer Homes USA, Inc.*(c)	4,168	78,442
Blyth, Inc.(c)	902	12,637
Cavco Industries, Inc.*	1,086	56,320
Cobra Electronics Corp.*	800	3,240
CSS Industries, Inc.	1,000	22,710
D.R. Horton, Inc.	3,845	90,973
Dixie Group, Inc. (The)*	700	2,961
Emerson Radio Corp.*	3,000	5,100
Ethan Allen Interiors, Inc.	2,478	71,639
Flexsteel Industries, Inc.	648	15,202
Furniture Brands International, Inc.*	5,423	7,484
Helen of Troy Ltd.*	5,370	194,394
Hooker Furniture Corp.	1,484	22,408
Jarden Corp.*	7,700	453,068
KB Home(c)	12,417	236,792
Kid Brands, Inc.*	1,900	3,135
La-Z-Boy, Inc.	8,142	127,341
Lennar Corp., Class B	800	26,464
Lennar Corp., Class A(c)	18,905	785,314
Lifetime Brands, Inc.	1,456	15,492
M.D.C. Holdings, Inc.	6,761	265,842
M/I Homes, Inc.*	5,757	156,821
Meritage Homes Corp.*	5,800	256,592
Mohawk Industries, Inc.*	4,151	421,991
NACCO Industries, Inc., Class A	901	58,709
Orleans Homebuilders, Inc.*(a)(b)	1,500	0
PulteGroup, Inc.*	687	14,248
Ryland Group, Inc. (The)	7,900	313,788
Skyline Corp.*	1,050	5,008
Stanley Furniture Co., Inc.*	1,620	7,533
Toll Brothers, Inc.*	7,359	275,595
Universal Electronics, Inc.*	1,040	19,864

		4,049,574

Household Products 0.3%
Central Garden and Pet Co., Class A*	4,329	41,645
Central Garden and Pet Co.*	2,100	20,160
Oil-Dri Corp. of America	461	12,793
Orchids Paper Products Co.	943	20,680
Spectrum Brands Holdings, Inc.	4,179	211,624

		306,902

Independent Power Producers & Energy Traders 0.6%
Dynegy, Inc.*(c)	78	1,560
Genie Energy Ltd., Class B	644	4,598
NRG Energy, Inc.	25,048	601,152
Ormat Technologies, Inc.(c)	2,888	61,399
Synthesis Energy Systems, Inc.*	419	465

		669,174

Industrial Conglomerates 0.2%
Seaboard Corp.(c)	64	173,012
Standex International Corp.	1,572	89,054

		262,066

Information Technology Services 1.3%
Acxiom Corp.*	8,100	143,613
CACI International, Inc., Class A*	3,439	184,433
CIBER, Inc.*	15,843	53,549
Computer Sciences Corp.	676	28,257
Convergys Corp.	18,583	316,283
CoreLogic, Inc.*	12,354	324,169
CSG Systems International, Inc.*	2,071	38,997
Dynamics Research Corp.*	2,200	15,092
Edgewater Technology, Inc.*	400	1,660
Euronet Worldwide, Inc.*	3,735	91,395
Global Cash Access Holdings, Inc.*	2,381	17,976
Hackett Group, Inc. (The)	8,020	34,486
ManTech International Corp., Class A(c)	2,848	70,260
ModusLink Global Solutions, Inc.*	4,527	13,174
NCI, Inc., Class A*	1,153	6,065
Online Resources Corp.*	3,748	14,280
StarTek, Inc.*	2,764	11,913
TeleTech Holdings, Inc.*	300	5,610
Virtusa Corp.*	2,177	45,086

		1,416,298

Insurance 7.7%
Alleghany Corp.*	390	140,630
Allied World Assurance Co. Holdings AG	2,937	249,146
Alterra Capital Holdings Ltd.	6,040	184,039
American Equity Investment Life Holding Co.(c)	11,226	151,326
American Financial Group, Inc.	7,990	340,054
American National Insurance Co.	1,161	89,641
American Safety Insurance Holdings Ltd.*	1,822	36,404
AMERISAFE, Inc.*	2,078	59,514
Argo Group International Holdings Ltd.	3,138	113,250
Aspen Insurance Holdings Ltd.	5,907	201,488
Assurant, Inc.	11,838	452,685
Assured Guaranty Ltd.	18,265	331,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Axis Capital Holdings Ltd.	5,280	$202,066
CNO Financial Group, Inc.	45,012	462,273
Donegal Group, Inc., Class A	2,513	33,046
Eastern Insurance Holdings, Inc.	1,180	21,665
EMC Insurance Group, Inc.	300	7,488
Employers Holdings, Inc.	466	9,930
Endurance Specialty Holdings Ltd.	8,354	358,554
Enstar Group Ltd.*	978	120,353
Everest Re Group Ltd.	265	30,690
FBL Financial Group, Inc., Class A	2,316	80,898
Federated National Holding Co.	1,151	6,572
First Acceptance Corp.*	3,404	4,187
First American Financial Corp.	17,600	420,464
Global Indemnity PLC*	1,601	33,797
Greenlight Capital Re Ltd., Class A*	312	7,504
Hallmark Financial Services*	2,313	20,701
Hanover Insurance Group, Inc. (The)	7,026	292,001
HCC Insurance Holdings, Inc.	6,900	266,892
Hilltop Holdings, Inc.*	7,080	93,031
Homeowners Choice, Inc.(c)	1,645	37,177
Horace Mann Educators Corp.	4,553	98,982
Independence Holding Co.	2,090	20,670
Investors Title Co.	130	8,640
Kemper Corp.	9,715	323,607
Maiden Holdings Ltd.	5,875	59,749
MBIA, Inc.*(c)	21,162	182,205
Meadowbrook Insurance Group, Inc.	3,845	24,108
Mercury General Corp.	2,400	95,040
Montpelier Re Holdings Ltd.	6,171	150,449
National Western Life Insurance Co., Class A	89	14,543
Navigators Group, Inc. (The)*	1,000	54,230
Old Republic International Corp.	20,261	230,975
OneBeacon Insurance Group Ltd., Class A	1,800	24,588
PartnerRe Ltd.	3,289	288,412
Phoenix Cos., Inc. (The)*(c)	919	24,978
Platinum Underwriters Holdings Ltd.	6,359	309,874
ProAssurance Corp.	5,000	225,200
Protective Life Corp.	13,511	427,488
Reinsurance Group of America, Inc.	4,500	258,255
RLI Corp.	1	69
Safety Insurance Group, Inc.	1,100	52,811
SeaBright Holdings, Inc.	2,629	29,156
Selective Insurance Group, Inc.	3,625	74,349
StanCorp Financial Group, Inc.	3,971	154,432
State Auto Financial Corp.	3,071	46,741
Stewart Information Services Corp.	2,493	66,214
Symetra Financial Corp.	16,134	225,069
Tower Group, Inc.	3,977	76,756
United Fire Group, Inc.	2,100	48,699
Universal Insurance Holdings, Inc.	5,088	23,099
Validus Holdings Ltd.	4,079	148,516

		8,626,514

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A*	6,313	25,378
dELiA*s, Inc.*	1,700	1,751
Gaiam, Inc., Class A*	605	1,979
Hollywood Media Corp.*	1,736	2,274
Orbitz Worldwide, Inc.*	3,202	9,254
Shutterfly, Inc.*	1,800	59,544
ValueVision Media, Inc., Class A*(c)	7,113	19,276

		119,456

Internet Software & Services 1.4%
AOL, Inc.*	11,184	342,790
Blucora, Inc.*	7,105	105,580
BroadVision, Inc.*(c)	530	4,420
Dealertrack Technologies, Inc.*	700	22,106
Digital River, Inc.*	6,207	90,126
EarthLink, Inc.	15,376	104,557
IAC/InterActiveCorp	5,900	243,375
Internap Network Services Corp.*	11,706	92,594
IntraLinks Holdings, Inc.*(c)	6,815	44,093
Keynote Systems, Inc.	3,401	53,056
KIT Digital, Inc.*	8,981	3,592
Limelight Networks, Inc.*(c)	8,977	21,186
Marchex, Inc., Class B	7,300	27,156
Market Leader, Inc.*	2,095	15,880
Monster Worldwide, Inc.*(c)	13,653	79,187
Perficient, Inc.*	3,093	36,992
QuinStreet, Inc.*	3,027	17,072
RealNetworks, Inc.*	4,608	35,297
Reis, Inc.*	400	5,844
Soundbite Communications, Inc.	1,400	4,074
Support.com, Inc.*	3,456	14,412
TechTarget, Inc.*	4,156	21,113
TheStreet, Inc.	4,044	6,592
United Online, Inc.	16,257	107,947
Web.com Group, Inc.*	2,387	38,669
XO Group, Inc.*	7,450	71,669

		1,609,379

Leisure Equipment & Products 0.3%
Arctic Cat, Inc.*	2,833	102,384
Callaway Golf Co.	17,024	111,677
Cybex International, Inc.*	1,400	3,528
Escalade, Inc.	200	1,098
JAKKS Pacific, Inc.(c)	744	9,717
Johnson Outdoors, Inc., Class A*	310	6,659
LeapFrog Enterprises, Inc.*	6,569	59,187
Nautilus, Inc.*	2,800	15,148
Smith & Wesson Holding Corp.*(c)	1,940	16,684
Steinway Musical Instruments, Inc.*	1,920	42,701

		368,783

Life Sciences Tools & Services 0.6%
Affymetrix, Inc.*(c)	18,611	70,536
Albany Molecular Research, Inc.*	4,093	24,435
BioClinica, Inc.*	1,866	13,454
Cambrex Corp.*	7,914	92,989
Complete Genomics, Inc.*	3,300	10,296
Enzo Biochem, Inc.*	500	1,445
Furiex Pharmaceuticals, Inc.*	202	6,494
Harvard Bioscience, Inc.*	4,033	20,044
PAREXEL International Corp.*	500	16,925
PerkinElmer, Inc.	11,328	399,199

		655,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Machinery 3.9%
Accuride Corp.*	4,112	$15,461
Actuant Corp., Class A	7,930	233,776
Adept Technology, Inc.*(c)	1,531	5,940
Alamo Group, Inc.	2,445	83,032
Albany International Corp., Class A	4,353	109,086
Altra Holdings, Inc.	5,372	128,659
American Railcar Industries, Inc.	3,556	139,893
Ampco-Pittsburgh Corp.	639	11,770
Astec Industries, Inc.	1,700	60,044
Barnes Group, Inc.	9,800	234,220
Briggs & Stratton Corp.	7,192	170,666
Cascade Corp.	1,257	81,165
Chart Industries, Inc.*	461	30,514
CIRCOR International, Inc.	1,831	75,987
Columbus McKinnon Corp.*	1,996	37,764
Douglas Dynamics, Inc.	3,542	46,684
Dynamic Materials Corp.	3,442	57,206
Eastern Co. (The)	399	6,240
Energy Recovery, Inc.*	2,906	10,839
EnPro Industries, Inc.*	3,189	141,847
ESCO Technologies, Inc.	2,739	112,765
Federal Signal Corp.*	15,450	124,218
Flow International Corp.*	4,235	15,966
FreightCar America, Inc.	1,920	47,597
Gencor Industries, Inc.*	499	3,688
Graham Corp.	112	2,595
Greenbrier Cos., Inc. (The)*(c)	6,645	132,435
Hardinge, Inc.	2,100	23,688
Harsco Corp.	5,699	145,268
Hurco Cos., Inc.*	943	27,988
Hyster-Yale Materials Handling, Inc.	1,802	90,424
Kadant, Inc.*	600	16,122
Kaydon Corp.	3,652	90,570
Key Technology, Inc.*	300	3,690
LB Foster Co., Class A	1,175	50,889
Lydall, Inc.*	1,200	18,336
Met-Pro Corp.	2,782	28,849
MFRI, Inc.*	700	4,249
Miller Industries, Inc.	2,623	40,079
Mueller Industries, Inc.	4,000	213,440
Mueller Water Products, Inc., Class A	14,333	84,708
NN, Inc.*	4,726	43,763
Oshkosh Corp.*	2,700	105,786
Tecumseh Products Co., Class A*	2,827	20,100
Terex Corp.*	13,044	422,365
Titan International, Inc.(c)	370	8,987
Trinity Industries, Inc.	15,928	632,342
Watts Water Technologies, Inc., Class A	3,888	179,237

		4,370,937

Marine 0.2%
Baltic Trading Ltd.	904	2,920
Eagle Bulk Shipping, Inc.*	1,450	2,987
Excel Maritime Carriers Ltd.*	8,424	4,642
Genco Shipping & Trading Ltd.*	9,151	30,564
International Shipholding Corp.	300	5,730
Matson, Inc.	6,764	185,401

		232,244

Media 3.1%
AH Belo Corp., Class A	2,587	13,659
Ballantyne Strong, Inc.*	1,504	5,384
Belo Corp., Class A	15,800	133,826
Central European Media Enterprises Ltd., Class A*(c)	6,938	41,004
Cinemark Holdings, Inc.	1,500	42,210
Clear Channel Outdoor Holdings, Inc., Class A*	554	4,155
CTC Media, Inc.	7,516	80,421
Cumulus Media, Inc., Class A*(c)	6,396	20,787
Dex One Corp.*(c)	21,232	36,731
Digital Generation, Inc.*(c)	6,328	63,343
DreamWorks Animation SKG, Inc., Class A*(c)	8,906	155,054
E.W. Scripps Co. (The), Class A*	9,673	106,306
Entercom Communications Corp., Class A*	7,800	61,932
FAB Universal Corp.*(c)	190	640
Fisher Communications, Inc.	400	14,192
Gannett Co., Inc.	41,900	822,497
Gray Television, Inc.*	9,200	34,408
Harte-Hanks, Inc.	5,418	44,374
Journal Communications, Inc., Class A*	11,661	63,902
Lee Enterprises, Inc.*(c)	3,800	4,826
Liberty Media Corp.*	2,349	261,937
Live Nation Entertainment, Inc.*	23,114	237,150
Madison Square Garden Co. (The), Class A*	5,753	299,271
Martha Stewart Living Omnimedia, Class A*	1,415	4,118
McClatchy Co. (The), Class A*(c)	15,398	44,962
Media General, Inc., Class A*(c)	4,890	20,832
Meredith Corp.(c)	5,055	183,294
New York Times Co. (The), Class A*	9,126	80,856
Orchard Enterprises, Inc. (The), ADR*(a)(b)	200	0
Outdoor Channel Holdings, Inc.	3,654	28,209
Radio One, Inc., Class D*(c)	7,300	9,928
Saga Communications, Inc., Class A	533	25,051
Salem Communications Corp., Class A	2,600	15,158
Scholastic Corp.	200	5,932
Starz - Liberty Capital*	2,349	37,443
Valassis Communications, Inc.(c)	6,153	172,653
Washington Post Co. (The), Class B(c)	900	347,112

		3,523,557

Metals & Mining 3.2%
AM Castle & Co.*(c)	5,000	84,250
Century Aluminum Co.*	13,822	119,007
Coeur d’Alene Mines Corp.*	21,453	465,530
Commercial Metals Co.	19,064	317,416
Friedman Industries, Inc.	1,708	18,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Golden Minerals Co.*(c)	2,700	$9,369
Haynes International, Inc.	400	20,448
Hecla Mining Co.	31,841	167,165
Horsehead Holding Corp.*	10,976	109,321
Kaiser Aluminum Corp.(c)	3,058	190,085
Materion Corp.	3,882	104,426
McEwen Mining, Inc.*(c)	21,808	68,259
Metals USA Holdings Corp.	3,667	65,933
Noranda Aluminum Holding Corp.	8,038	47,344
Olympic Steel, Inc.(c)	2,883	60,572
Reliance Steel & Aluminum Co.	5,235	338,809
RTI International Metals, Inc.*	5,482	155,689
Schnitzer Steel Industries, Inc., Class A	4,037	117,396
Steel Dynamics, Inc.	31,400	477,594
Stillwater Mining Co.*(c)	19,744	265,754
SunCoke Energy, Inc.*	6,567	108,881
Synalloy Corp.	400	5,684
United States Steel Corp.(c)	794	17,746
Universal Stainless & Alloy*	1,562	55,810
Worthington Industries, Inc.	8,522	234,184

		3,625,409

Multiline Retail 1.3%
Dillard’s, Inc., Class A	9,100	768,131
Fred’s, Inc., Class A	8,647	114,313
Saks, Inc.*(c)	28,826	311,609
Sears Canada, Inc.	482	4,579
Sears Holdings Corp.*(c)	5,600	262,920

		1,461,552

Oil, Gas & Consumable Fuels 4.5%
Alon USA Energy, Inc.	7,307	143,363
Approach Resources, Inc.*	3,447	91,656
Arch Coal, Inc.	17,118	121,880
Berry Petroleum Co., Class A	1,200	44,184
Bill Barrett Corp.*	6,715	107,239
BPZ Resources, Inc.*(c)	24,002	75,606
Callon Petroleum Co.*	5,830	30,025
Clayton Williams Energy, Inc.*(c)	1,305	52,004
Cloud Peak Energy, Inc.*	10,495	183,768
Comstock Resources, Inc.*	8,216	119,871
Contango Oil & Gas Co.	1,587	68,130
Crimson Exploration, Inc.*	5,318	16,273
Crosstex Energy, Inc.	4,337	73,295
CVR Energy, Inc.*(a)	15,772	0
Delek US Holdings, Inc.	7,330	249,000
DHT Holdings, Inc.	733	3,343
Double Eagle Petroleum Co.*	3,400	17,272
EPL Oil & Gas, Inc.*	6,261	153,144
EXCO Resources, Inc.(c)	2,303	14,762
Forest Oil Corp.*	4,638	32,281
Gastar Exploration Ltd.*	574	626
Green Plains Renewable Energy, Inc.*	7,109	55,521
Halcon Resources Corp.*	7,604	58,095
Harvest Natural Resources, Inc.*(c)	9,048	83,965
HKN, Inc.*	46	3,772
James River Coal Co.*(c)	8,394	25,266
Lucas Energy, Inc.*(c)	3,707	5,931
Magnum Hunter Resources Corp.*(c)	12,361	49,938
Nordic American Tankers Ltd.(c)	457	3,949
Overseas Shipholding Group, Inc.*(c)	3,400	3,400
PDC Energy, Inc.*	4,910	181,817
Penn Virginia Corp.	11,773	50,506
PetroQuest Energy, Inc.*	8,032	41,285
Plains Exploration & Production Co.*	5,960	284,590
Quicksilver Resources, Inc.*(c)	13,666	37,445
Rex Energy Corp.*	6,400	84,032
SandRidge Energy, Inc.*	10	71
SemGroup Corp., Class A*	537	23,177
Ship Finance International Ltd.	8,642	145,704
Stone Energy Corp.*	5,898	132,705
Swift Energy Co.*	7,500	113,025
Teekay Corp.	8,140	286,365
Tesoro Corp.	22,600	1,100,394
Triangle Petroleum Corp.*	10,421	65,548
USEC, Inc.*	11,824	6,698
Verenium Corp.*(c)	236	557
Warren Resources, Inc.*	12,071	36,575
Western Refining, Inc.(c)	16,300	548,169

		5,026,222

Paper & Forest Products 1.7%
Buckeye Technologies, Inc.	6,900	198,375
Clearwater Paper Corp.*	2,700	122,337
Domtar Corp.	8,334	693,639
KapStone Paper and Packaging Corp.	7,663	183,912
Louisiana-Pacific Corp.*	21,835	424,254
MeadWestvaco Corp.	644	20,190
Mercer International, Inc.*	9,600	67,104
Neenah Paper, Inc.	2,214	68,501
P.H. Glatfelter Co.	3,742	69,526
Resolute Forest Products*	6,952	94,825
Wausau Paper Corp.	748	7,233

		1,949,896

Personal Products 0.3%
CCA Industries, Inc.	500	2,350
Elizabeth Arden, Inc.*	1,500	57,615
Inter Parfums, Inc.	1,134	24,619
Mannatech, Inc.*	180	1,062
Nutraceutical International Corp.	2,121	37,287
Prestige Brands Holdings, Inc.*	8,368	179,494

		302,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals 0.4%
Cumberland Pharmaceuticals, Inc.*	3,851	$16,174
Hi-Tech Pharmacal Co., Inc.	600	21,960
Lannett Co., Inc.*	2,684	16,050
Pozen, Inc.*	2,379	12,633
SciClone Pharmaceuticals, Inc.*	9,673	50,590
Transcept Pharmaceuticals, Inc.*	1,237	7,224
ViroPharma, Inc.*	10,278	274,012
XenoPort, Inc.*	3,847	32,276

		430,919

Professional Services 1.0%
Barrett Business Services, Inc.	1,500	60,360
CBIZ, Inc.*	7,280	44,117
CDI Corp.	3,055	51,996
CRA International, Inc.*	1,679	31,213
Dolan Co. (The)*	2,303	8,084
Franklin Covey Co.*	2,187	30,356
FTI Consulting, Inc.*	2,001	65,032
GP Strategies Corp.*	4,123	88,232
Heidrick & Struggles International, Inc.	2,358	37,280
Hill International, Inc.*	5,280	18,005
Hudson Global, Inc.*	4,050	19,480
Huron Consulting Group, Inc.*	1,172	39,965
ICF International, Inc.*	2,713	62,101
Kelly Services, Inc., Class A	6,066	96,692
Korn/Ferry International*	5,199	89,319
Manpower, Inc.	964	49,646
National Technical Systems, Inc.*	400	3,192
Navigant Consulting, Inc.*	5,516	63,599
On Assignment, Inc.*	6,903	168,778
RCM Technologies, Inc.	400	2,212
Resources Connection, Inc.	7,118	86,911
Volt Information Sciences, Inc.*(c)	1,900	15,029
VSE Corp.	699	16,783

		1,148,382

Real Estate Investment Trusts (REITs) 0.2%
Ryman Hospitality Properties, Inc.	6,609	264,162

Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.*	7,464	250,790
AV Homes, Inc.*	2,103	31,314
Consolidated-Tomoka Land Co.	504	18,139
Forestar Group, Inc.*	5,963	113,476
Howard Hughes Corp. (The)*	2,364	170,208
St. Joe Co. (The)*(c)	3,767	88,524
Thomas Properties Group, Inc.	9,577	49,322
ZipRealty, Inc.*	1,900	6,574

		728,347

Road & Rail 1.2%
Amerco, Inc.	800	107,568
Arkansas Best Corp.	4,148	43,637
Avis Budget Group, Inc.*	18,883	406,551
Celadon Group, Inc.	3,854	76,348
Con-way, Inc.	6,600	207,108
Covenant Transportation Group, Inc., Class A*	473	2,985
Frozen Food Express Industries*	800	888
Marten Transport Ltd.	3,185	64,846
PAM Transportation Services, Inc.	1,172	11,064
Patriot Transportation Holding, Inc.*	244	6,288
Roadrunner Transportation Systems, Inc.*	1,084	21,799
Ryder System, Inc.	6,066	344,427
Saia, Inc.*	2,319	60,155
Universal Truckload Services, Inc.	1,147	20,577
USA Truck, Inc.*	1,450	7,192
Werner Enterprises, Inc.	553	13,062

		1,394,495

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	7,773	119,316
Alpha & Omega Semiconductor Ltd.*	1,600	12,976
Amkor Technology, Inc.*(c)	7,481	34,637
Amtech Systems, Inc.*	3,315	12,962
ANADIGICS, Inc.*	6,380	16,460
Applied Micro Circuits Corp.*	4,822	41,325
ATMI, Inc.*	2,821	57,577
Axcelis Technologies, Inc.*	12,700	17,145
AXT, Inc.*	4,715	13,108
Brooks Automation, Inc.	6,998	65,501
BTU International, Inc.*	900	2,745
Cabot Microelectronics Corp.	1,095	40,471
Cascade Microtech, Inc.*	1,518	11,355
Cohu, Inc.	3,875	40,610
Cree, Inc.*(c)	8,679	374,499
CyberOptics Corp.*	400	2,988
Cymer, Inc.*	858	88,348
Diodes, Inc.*	3,490	66,380
DSP Group, Inc.*	3,913	25,669
Entropic Communications, Inc.*	13,765	72,129
Exar Corp.*	6,231	65,363
Fairchild Semiconductor International, Inc.*	14,656	216,469
First Solar, Inc.*(c)	464	13,075
FormFactor, Inc.*	12,293	61,465
GigOptix, Inc.*	427	623
GSI Technology, Inc.*	2,500	16,625
Ikanos Communications, Inc.*	4,200	7,644
Integrated Device Technology, Inc.*	19,723	142,597
Integrated Silicon Solution, Inc.*	5,695	53,362
International Rectifier Corp.*	8,348	162,703
Intersil Corp., Class A	20,183	174,583
IXYS Corp.	3,484	33,586
Kopin Corp.*	12,921	44,707
Kulicke & Soffa Industries, Inc.*	10,291	116,494
Lattice Semiconductor Corp.*	7,504	33,393
LTX-Credence Corp.*	3,197	19,630
Mattson Technology, Inc.*	2,700	3,537
MaxLinear, Inc., Class A*	2,800	14,504
MEMC Electronic Materials, Inc.*	34,550	143,728
MEMSIC, Inc.*	300	1,017
MKS Instruments, Inc.	6,869	190,958
Monolithic Power Systems, Inc.	2,400	55,920
MoSys, Inc.*	1,867	6,721
Nanometrics, Inc.*	2,920	45,581
OmniVision Technologies, Inc.*	8,743	134,380
PDF Solutions, Inc.*	512	7,690
Pericom Semiconductor Corp.*	3,831	27,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.*	9,399	$56,300
PLX Technology, Inc.*	4,434	20,662
PMC-Sierra, Inc.*	14,492	83,764
Rambus, Inc.*(c)	5,600	30,576
Rubicon Technology, Inc.*(c)	5,791	38,916
Rudolph Technologies, Inc.*	7,203	97,168
Sigma Designs, Inc.*	7,261	38,774
Silicon Image, Inc.*	6,840	33,174
Spansion, Inc., Class A*	5,584	64,216
STR Holdings, Inc.*(c)	4,000	8,520
SunPower Corp.*(c)	12,705	98,972
Supertex, Inc.	752	14,378
Tessera Technologies, Inc.	7,707	135,258
TriQuint Semiconductor, Inc.*	22,600	118,650
Ultra Clean Holdings, Inc.*	1,100	6,171
Ultratech, Inc.*	891	36,290
Veeco Instruments, Inc.*(c)	5,633	177,158

		3,968,588

Software 0.5%
Accelrys, Inc.*	5,286	49,794
AsiaInfo-Linkage, Inc.*(c)	4,900	53,802
BSQUARE Corp.*	700	2,450
EPIQ Systems, Inc.	6,249	77,113
ePlus, Inc.	892	41,558
Gerber Scientific, Inc.*(a)(b)(c)	4,000	0
GSE Systems, Inc.*	2,512	5,125
Pervasive Software, Inc.*	500	4,575
Progress Software Corp.*	4,660	109,370
Rosetta Stone, Inc.*	1,877	24,326
Seachange International, Inc.*	5,351	59,664
Smith Micro Software, Inc.*	5,832	8,748
SS&C Technologies Holdings, Inc.*	3,019	68,320
TeleCommunication Systems, Inc., Class A*	10,728	24,245
Telenav, Inc.*	1,900	15,010

		544,100

Specialty Retail 4.5%
Aaron’s, Inc.	1,726	51,176
America’s Car-Mart, Inc.*	1,788	71,198
Asbury Automotive Group, Inc.*	4,507	160,269
Barnes & Noble, Inc.*(c)	10,895	145,339
bebe stores, inc.	13,800	57,684
Big 5 Sporting Goods Corp.	1,914	26,547
Books-A-Million, Inc.*(c)	1,900	4,655
Brown Shoe Co., Inc.	8,563	147,626
Build-A-Bear Workshop, Inc.*	4,000	16,400
Cabela’s, Inc.*	12,400	640,088
Cache, Inc.*	1,656	4,090
Casual Male Retail Group, Inc.*	7,900	36,261
Cato Corp. (The), Class A	444	12,241
Christopher & Banks Corp.*	6,160	38,192
Citi Trends, Inc.*	1,574	20,368
Conn’s, Inc.*(c)	6,625	188,415
Finish Line, Inc. (The), Class A	2,700	50,328
Foot Locker, Inc.	8,700	298,845
GameStop Corp., Class A(c)	28,422	659,390
Genesco, Inc.*	1,600	99,728
Group 1 Automotive, Inc.(c)	2,600	176,124
Haverty Furniture Cos., Inc.	4,796	86,328
hhgregg, Inc.*(c)	6,217	52,720
Hot Topic, Inc.	9,435	104,729
Lithia Motors, Inc., Class A	4,124	178,446
MarineMax, Inc.*	4,400	51,392
Men’s Wearhouse, Inc. (The)	5,805	176,182
New York & Co., Inc.*	3,308	12,934
Office Depot, Inc.*	43,701	189,225
OfficeMax, Inc.	15,580	167,952
Pacific Sunwear of California, Inc.*(c)	7,300	14,454
Penske Automotive Group, Inc.	10,729	353,199
Pep Boys-Manny, Moe & Jack (The)*	12,500	139,125
Perfumania Holdings, Inc.*	220	1,395
RadioShack Corp.(c)	13,079	43,030
Rent-A-Center, Inc.	4,000	142,720
Shoe Carnival, Inc.	4,639	94,960
Sonic Automotive, Inc., Class A(c)	2,981	72,349
Stage Stores, Inc.	2,400	54,840
Stein Mart, Inc.	8,627	72,812
Systemax, Inc.	2,270	22,223
Tandy Leather Factory, Inc.	200	1,154
Trans World Entertainment Corp.	2,150	7,332
West Marine, Inc.*	3,667	43,931
Wet Seal, Inc. (The), Class A*	20,511	57,431
Zale Corp.*	13,921	68,491

		5,114,318

Textiles, Apparel & Luxury Goods 1.4%
Charles & Colvard Ltd.*	1,807	6,939
Columbia Sportswear Co.(c)	4,244	216,826
Culp, Inc.	928	16,240
Delta Apparel, Inc.*	158	2,283
G-III Apparel Group Ltd.*(c)	3,729	133,834
Iconix Brand Group, Inc.*	13,064	314,189
Jones Group, Inc. (The)(c)	14,293	171,516
K-Swiss, Inc., Class A*	4,428	20,856
Lakeland Industries, Inc.*	200	982
Maidenform Brands, Inc.*	2,300	44,643
Movado Group, Inc.	4,906	179,363
Perry Ellis International, Inc.	2,510	48,443
Quiksilver, Inc.*	25,943	169,667
RG Barry Corp.	1,108	14,825
Rocky Brands, Inc.*	891	12,581
Skechers U.S.A., Inc., Class A*	6,957	132,183
Superior Uniform Group, Inc.	300	3,399
Tandy Brands Accessories, Inc.*	500	780
Unifi, Inc.*	2,451	33,089

		1,522,638

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	15,679	152,713
Atlantic Coast Financial Corp.*	235	820
Bank Mutual Corp.	5,832	29,918
BankFinancial Corp.	2,879	21,736
BBX Capital Corp., Class A*	1,778	13,797
Beneficial Mutual Bancorp, Inc.*	6,207	58,098
Berkshire Hills Bancorp, Inc.	2,968	71,826
BofI Holding, Inc.*	1,200	38,352
Brookline Bancorp, Inc.	5,184	45,671
Cape Bancorp, Inc.	600	5,454
Capitol Federal Financial, Inc.	622	7,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	3,153	$43,543
Doral Financial Corp.*	6,100	4,020
ESB Financial Corp.	698	9,730
ESSA Bancorp, Inc.	1,800	19,818
Federal Agricultural Mortgage Corp., Class C	1,400	48,034
First Defiance Financial Corp.	926	18,965
First Financial Holdings, Inc.	2,132	32,300
First Financial Northwest, Inc.*	2,600	21,086
First PacTrust Bancorp, Inc.	875	10,290
First Place Financial Corp.*	367	2
Flagstar Bancorp, Inc.*(c)	2,212	34,795
Flushing Financial Corp.	3,341	52,921
Fox Chase Bancorp, Inc.(c)	641	11,032
Franklin Financial Corp.	1,418	24,574
HF Financial Corp.	155	1,982
Hingham Institution for Savings	82	5,695
Home Bancorp, Inc.*	983	18,765
Home Federal Bancorp, Inc.	2,100	27,006
HopFed Bancorp, Inc.	12	112
Hudson City Bancorp, Inc.	14,205	121,453
Louisiana Bancorp, Inc.*	600	10,356
Meridian Interstate Bancorp, Inc.*	203	3,548
MGIC Investment Corp.*(c)	14,687	40,830
Northeast Community Bancorp, Inc.	300	1,662
Northfield Bancorp, Inc.	284	3,178
Northwest Bancshares, Inc.	7,508	91,598
OceanFirst Financial Corp.	2,296	32,580
Ocwen Financial Corp.*	10,600	413,082
Oritani Financial Corp.	888	13,444
People’s United Financial, Inc.	29,678	365,336
Provident Financial Holdings, Inc.	1,200	19,968
Provident Financial Services, Inc.	7,000	103,810
Provident New York Bancorp(c)	2,513	22,441
Pulaski Financial Corp.	573	5,552
Radian Group, Inc.(c)	9,800	63,014
Riverview Bancorp, Inc.*	670	1,508
Rockville Financial, Inc.	1,864	24,008
SI Financial Group, Inc.	1,087	12,653
Simplicity Bancorp, Inc.	412	5,941
Teche Holding Co.	71	2,769
Territorial Bancorp, Inc.	630	14,433
Tree.com, Inc.	1,200	20,976
TrustCo Bank Corp. NY	2,498	13,214
United Community Financial Corp.*	763	2,358
United Financial Bancorp, Inc.	1,908	28,563
ViewPoint Financial Group, Inc.	3,427	72,481
Walker & Dunlop, Inc.*	279	5,993
Washington Federal, Inc.	9,410	165,522
Waterstone Financial, Inc.*(c)	1,700	12,716
Westfield Financial, Inc.	6,098	45,979
WSFS Financial Corp.	183	8,321

		2,579,651

Tobacco 0.2%
Alliance One International, Inc.*	19,062	69,004
Universal Corp.(c)	3,217	174,941

		243,945

Trading Companies & Distributors 1.5%
Aceto Corp.	4,030	42,073
Aircastle Ltd.	3,600	49,680
Applied Industrial Technologies, Inc.	1,365	60,006
Beacon Roofing Supply, Inc.*	5,715	206,540
CAI International, Inc.*	2,149	53,897
GATX Corp.	10,900	516,115
H&E Equipment Services, Inc.	6,083	117,280
Kaman Corp.	851	30,925
Lawson Products, Inc.	825	9,059
Rush Enterprises, Inc., Class A*	4,149	98,165
SeaCube Container Leasing Ltd.	1,078	24,762
TAL International Group, Inc.(c)	6,000	251,400
Titan Machinery, Inc.*(c)	3,579	103,469
WESCO International, Inc.*(c)	1,700	123,981
Willis Lease Finance Corp.*	606	8,926

		1,696,278

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	1,341	11,989
SJW Corp.	1,029	27,906

		39,895

Wireless Telecommunication Services 0.5%
Leap Wireless International, Inc.*(c)	11,649	67,331
MetroPCS Communications, Inc.*	16,950	170,009
NII Holdings, Inc.*(c)	8,451	59,157
Shenandoah Telecommunications Co.	1,889	27,693
Telephone & Data Systems, Inc.	7,036	177,940
United States Cellular Corp.*	2,008	76,384
USA Mobility, Inc.	2,814	32,530

		611,044

Total Common Stocks (cost $94,820,004)		111,940,999

Preferred Stock 0.0%†

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.0%†
DHT Holdings, Inc.(a)	19	1,444

Total Preferred Stock (cost $2,660)		1,444

Warrants 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(a)(b)(c)	60	0

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc., expiring 10/02/17*	1,221	1,429

Total Warrants (cost $–)		1,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (d)	995,287	$995,287

Total Mutual Fund (cost $995,287)		995,287

Repurchase Agreement 9.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.14%, dated 01/31/13, due 02/01/13, repurchase price $10,441,510, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 9.00%, maturing 04/15/13 - 01/20/43; total market value $10,650,330.(e)	$10,441,469	10,441,469

Total Repurchase Agreement (cost $10,441,469)		10,441,469

Total Investments (cost $106,259,420) (f) — 109.5%		123,380,628
Liabilities in excess of other assets — (9.5%)		(10,656,315)

NET ASSETS — 100.0%		$112,724,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $10,243,853.
(d)	Represents 7-day effective yield as of January 31, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2013 was $10,441,469.
(f)	At January 31, 2013, the tax basis cost of the Fund’s investments was $106,259,853, tax unrealized appreciation and depreciation were $25,165,183 and $(8,044,408), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,692,420	$2,104	$—	$1,694,524
Air Freight & Logistics	408,676	—	—	408,676
Airlines	728,737	—	—	728,737
Auto Components	819,058	—	—	819,058
Automobiles	193,820	—	—	193,820
Beverages	393,669	—	—	393,669
Biotechnology	330,033	—	—	330,033
Building Products	931,111	—	—	931,111
Capital Markets	1,964,352	—	—	1,964,352
Chemicals	4,291,300	—	—	4,291,300
Commercial Banks	8,591,822	308	—	8,592,130
Commercial Services & Supplies	2,571,391	—	—	2,571,391
Communications Equipment	1,710,265	—	—	1,710,265
Computers & Peripherals	503,319	—	—	503,319
Construction & Engineering	2,206,249	—	—	2,206,249
Construction Materials	294,378	—	—	294,378
Consumer Finance	436,103	—	—	436,103
Containers & Packaging	637,911	—	—	637,911
Distributors	157,620	—	—	157,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Diversified Consumer Services	$718,696	$—	$—	$718,696
Diversified Financial Services	780,460	—	—	780,460
Diversified Telecommunication Services	433,317	—	—	433,317
Electrical Equipment	1,311,424	—	—	1,311,424
Electronic Equipment, Instruments & Components	4,108,393	—	—	4,108,393
Energy Equipment & Services	4,262,566	—	—	4,262,566
Food & Staples Retailing	756,799	—	—	756,799
Food Products	2,594,687	—	—	2,594,687
Gas Utilities	133,771	—	—	133,771
Health Care Equipment & Supplies	2,677,851	40,930	—	2,718,781
Health Care Providers & Services	3,730,179	2,898	—	3,733,077
Health Care Technology	241,831	—	—	241,831
Hotels, Restaurants & Leisure	2,419,582	—	—	2,419,582
Household Durables	4,049,574	—	—	4,049,574
Household Products	306,902	—	—	306,902
Independent Power Producers & Energy Traders	669,174	—	—	669,174
Industrial Conglomerates	262,066	—	—	262,066
Information Technology Services	1,416,298	—	—	1,416,298
Insurance	8,626,514	—	—	8,626,514
Internet & Catalog Retail	119,456	—	—	119,456
Internet Software & Services	1,609,379	—	—	1,609,379
Leisure Equipment & Products	368,783	—	—	368,783
Life Sciences Tools & Services	655,817	—	—	655,817
Machinery	4,370,937	—	—	4,370,937
Marine	232,244	—	—	232,244
Media	3,523,557	—	—	3,523,557
Metals & Mining	3,625,409	—	—	3,625,409
Multiline Retail	1,461,552	—	—	1,461,552
Oil, Gas & Consumable Fuels	5,026,222	—	—	5,026,222
Paper & Forest Products	1,949,896	—	—	1,949,896
Personal Products	302,427	—	—	302,427
Pharmaceuticals	430,919	—	—	430,919
Professional Services	1,148,382	—	—	1,148,382
Real Estate Investment Trusts (REITs)	264,162	—	—	264,162
Real Estate Management & Development	728,347	—	—	728,347
Road & Rail	1,394,495	—	—	1,394,495
Semiconductors & Semiconductor Equipment	3,968,588	—	—	3,968,588
Software	544,100	—	—	544,100
Specialty Retail	5,114,318	—	—	5,114,318
Textiles, Apparel & Luxury Goods	1,522,638	—	—	1,522,638
Thrifts & Mortgage Finance	2,579,651	—	—	2,579,651
Tobacco	243,945	—	—	243,945
Trading Companies & Distributors	1,696,278	—	—	1,696,278
Water Utilities	39,895	—	—	39,895
Wireless Telecommunication Services	611,044	—	—	611,044

Total Common Stocks	$111,894,759	$46,240	$—	$111,940,999

Mutual Fund	995,287	—	—	995,287
Preferred Stock	—	1,444	—	1,444
Repurchase Agreement	—	10,441,469	—	10,441,469
Warrants	1,429	—	—	1,429

Total	$112,891,475	$10,489,153	$—	$123,380,628

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no significant transfers into or out of Level 1, 2 or 3.

During the period ended January 31, 2013, the Fund held 4 common stock investments that were categorized as Level 3 investments which were each valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks 11.3%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 9.2%
Abacus Property Group	7,565	$16,983
Acadia Realty Trust	1,146	29,956
Alexandria Real Estate Equities, Inc.	1,833	132,893
American Campus Communities, Inc.	2,836	132,073
Apartment Investment & Management Co., Class A	3,987	108,765
Artis Real Estate Investment Trust	1,300	20,867
Ascendas Real Estate Investment Trust	46,000	94,086
Ashford Hospitality Trust, Inc.	1,849	21,430
AvalonBay Communities, Inc.	2,688	348,876
Befimmo SCA Sicafi	410	28,663
Beni Stabili SpA	23,765	16,417
Big Yellow Group PLC	3,258	19,119
BioMed Realty Trust, Inc.	4,504	91,656
Boardwalk Real Estate Investment Trust	700	46,075
Boston Properties, Inc.	4,156	437,544
Brandywine Realty Trust	3,813	48,540
BRE Properties, Inc.	2,087	106,187
British Land Co. PLC	25,545	227,567
BWP Trust	10,844	26,501
Calloway Real Estate Investment Trust	1,400	41,534
Cambridge Industrial Trust	32,641	18,727
Camden Property Trust	2,241	155,503
Canadian Apartment Properties REIT	1,200	30,981
Canadian Real Estate Investment Trust	1,100	49,508
CapitaCommercial Trust	55,000	73,978
Capital Property Fund	53,199	62,566
Capital Shopping Centres Group PLC	18,659	105,394
CapitaMall Trust	59,000	100,982
CBL & Associates Properties, Inc.	4,304	92,493
CFS Retail Property Trust Group	54,239	113,204
Champion REIT	49,000	25,271
Charter Hall Retail REIT	6,959	27,740
Chartwell Retirement Residences	1,900	20,669
Cofinimmo	425	51,366
Colonial Properties Trust	2,330	51,050
Commonwealth Property Office Fund	66,148	76,641
CommonWealth REIT	2,406	39,555
Corio NV	2,977	144,479
Corporate Office Properties Trust	2,194	58,053
Cousins Properties, Inc.	2,118	18,850
CubeSmart	2,862	43,646
Daiwa Office Investment Corp.	7	26,908
DCT Industrial Trust, Inc.	7,175	50,656
DDR Corp.	6,573	109,046
Derwent London PLC	2,795	95,597
Dexus Property Group	133,926	145,992
DiamondRock Hospitality Co.	4,609	42,034
Digital Realty Trust, Inc.	3,356	227,906
Douglas Emmett, Inc.	3,700	86,284
Duke Realty Corp.	6,923	106,683
DuPont Fabros Technology, Inc.	1,846	43,639
EastGroup Properties, Inc.	683	38,275
Education Realty Trust, Inc.	2,336	25,112
Equity Lifestyle Properties, Inc.	1,208	86,493
Equity One, Inc.	1,564	35,362
Equity Residential	8,398	465,165
Essex Property Trust, Inc.	991	152,396
Eurocommercial Properties NV	1,047	41,734
Extra Space Storage, Inc.	2,654	105,735
Federal Realty Investment Trust	1,880	198,998
FelCor Lodging Trust, Inc. *	3,611	19,427
First Industrial Realty Trust, Inc. *	2,228	34,913
First Potomac Realty Trust	1,448	19,838
Fonciere des Regions	1,023	86,371
Fountainhead Property Trust	25,839	24,534
Franklin Street Properties Corp.	1,860	24,180
Frasers Commercial Trust	12,000	12,943
Frontier Real Estate Investment Corp.	5	46,366
Fukuoka REIT Co.	3	23,588
Gecina SA	666	75,436
General Growth Properties, Inc.	12,311	240,311
Glimcher Realty Trust	3,431	38,153
Global One Real Estate Investment Corp.	3	18,649
Goodman Group	40,585	190,368
Goodman Property Trust	19,965	17,174
GPT Group	48,087	190,231
Great Portland Estates PLC	8,889	68,514
H&R Real Estate Investment Trust	2,500	59,279
Hammerson PLC	20,110	154,808
Hankyu REIT Inc.	2	10,287
HCP, Inc.	12,889	597,921
Health Care REIT, Inc.	7,357	462,314
Healthcare Realty Trust, Inc.	2,132	54,323
Hersha Hospitality Trust	4,158	21,954
Highwoods Properties, Inc.	2,021	72,756
Home Properties, Inc.	1,479	90,914
Hospitality Properties Trust	3,496	88,169
Host Hotels & Resorts, Inc.	19,662	330,125
Inland Real Estate Corp.	1,736	15,763
Investa Office Fund	16,982	53,735
Is Gayrimenkul Yatirim Ortakligi AS	10,253	9,319
Japan Excellent, Inc.	5	29,718
Japan Prime Realty Investment Corp.	19	54,020
Japan Real Estate Investment Corp.	18	182,000
Japan Retail Fund Investment Corp.	55	104,215
Kenedix Realty Investment Corp.	8	31,328
Kilroy Realty Corp.	2,006	100,099
Kimco Realty Corp.	11,553	239,956
Kite Realty Group Trust	1,398	8,458
Kiwi Income Property Trust	29,065	27,950
Klepierre	2,813	110,839
Land Securities Group PLC	21,198	269,989
LaSalle Hotel Properties	2,306	62,954
Liberty Property Trust	3,340	130,828
Link REIT (The)	63,500	330,134
LTC Properties, Inc.	200	7,448
Macerich Co. (The)	3,629	216,724
Mack-Cali Realty Corp.	2,544	69,121
Mapletree Logistics Trust	36,000	34,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Mercialys SA	551	$12,258
Mid-America Apartment Communities, Inc.	1,097	71,711
Mori Hills REIT Investment Corp.	5	26,533
MORI TRUST Sogo Reit, Inc.	5	42,324
Nippon Building Fund, Inc.	16	165,134
Nomura Real Estate Office Fund, Inc.	8	47,194
Orix JREIT, Inc.	8	45,311
Pebblebrook Hotel Trust	1,230	30,639
Pennsylvania Real Estate Investment Trust	1,424	26,259
Piedmont Office Realty Trust, Inc., Class A	4,952	95,722
Post Properties, Inc.	1,480	71,795
Premier Investment Corp.	6	25,705
Primaris Retail Real Estate Investment Trust	1,200	32,244
Prologis, Inc.	12,989	518,261
PS Business Parks, Inc.	469	33,468
Public Storage	3,985	613,411
Ramco-Gershenson Properties Trust	1,110	16,783
Regency Centers Corp.	2,588	128,960
RioCan Real Estate Investment Trust	4,300	115,885
SA Corporate Real Estate Fund	31,111	13,008
Saul Centers, Inc.	328	14,022
Segro PLC	19,087	75,113
Senior Housing Properties Trust	4,799	115,608
Shaftesbury PLC	7,290	63,835
Simon Property Group, Inc.	8,390	1,343,910
SL Green Realty Corp.	2,425	194,922
Societe Immobiliere de Location pour l’Industrie et le Commerce	246	26,908
Sovran Self Storage, Inc.	752	49,061
Starhill Global REIT	29,000	19,802
Sun Communities, Inc.	535	22,978
Sunstone Hotel Investors, Inc. *	3,255	37,660
Suntec Real Estate Investment Trust	63,000	86,305
Sycom Property Fund	2,648	8,067
Tanger Factory Outlet Centers	2,378	84,229
Taubman Centers, Inc.	1,575	128,363
Tokyu REIT, Inc.	5	28,312
Top REIT, Inc.	4	18,836
UDR, Inc.	6,433	153,684
Unibail-Rodamco SE	2,595	612,865
United Urban Investment Corp.	58	70,837
Universal Health Realty Income Trust	347	19,130
Vastned Retail NV	535	24,139
Ventas, Inc.	8,260	547,555
Vornado Realty Trust	4,876	411,827
Washington Real Estate Investment Trust	1,832	52,175
Weingarten Realty Investors	3,321	95,778
Wereldhave NV	332	22,889
Westfield Group	56,828	663,179
Westfield Retail Trust	81,855	274,127
Workspace Group PLC	3,281	16,948

		18,018,541

Real Estate Management & Development 2.1%
Aeon Mall Co., Ltd.	2,600	62,760
Argosy Property Ltd.	14,216	11,035
Atrium European Real Estate Ltd.	5,530	34,177
Ayala Land, Inc.	148,900	106,139
BR Malls Participacoes SA	12,400	160,530
Brookfield Asset Management, Inc., Class A	14,900	549,899
Brookfield Office Properties, Inc.	7,000	115,310
CA Immobilien Anlagen AG *	2,046	30,503
Capital & Counties Properties PLC	11,586	44,442
CapitaLand Ltd.	72,000	232,555
Castellum AB	4,302	63,439
Central Pattana PCL	17,800	50,875
Daibiru Corp.	1,300	12,615
Echo Investment SA *	13,101	22,674
Fabege AB	4,199	45,866
First Capital Realty, Inc.	2,700	51,163
Forest City Enterprises, Inc., Class A *	3,643	61,603
Global Logistic Properties Ltd.	72,000	160,458
Globe Trade Centre SA *	2,659	7,405
GuocoLand Ltd.	13,000	25,116
Hang Lung Group Ltd.	23,000	139,426
Hang Lung Properties Ltd.	57,000	215,244
Heiwa Real Estate Co., Ltd.	900	12,175
Hongkong Land Holdings Ltd.	34,000	266,032
Hulic Co., Ltd.	5,100	32,340
Hysan Development Co., Ltd.	17,342	87,323
Immofinanz AG *	28,507	124,886
IVG Immobilien AG *	4,008	12,897
Kerry Properties Ltd.	18,000	97,192
KLCC Property Holdings Bhd	11,600	23,484
Kungsleden AB	3,899	24,093
Mitsui Fudosan Co., Ltd.	24,000	548,619
NTT Urban Development Corp.	43	42,989
Precinct Properties New Zealand Ltd.	26,450	22,640
PSP Swiss Property AG REG*	1,052	100,837
Robinsons Land Corp.	52,700	27,748
Singapore Land Ltd.	3,000	18,156
SM Prime Holdings, Inc.	184,875	79,662
Swiss Prime Site AG REG*	1,632	137,995
Tokyu Land Corp.	12,000	85,480
United Industrial Corp. Ltd.	4,000	9,017
Wheelock & Co., Ltd.	23,000	129,605

		4,086,404

Total Common Stocks (cost $19,524,212)		22,104,945

U.S. Treasury Bonds 7.2%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/16	$580,000	641,945
0.13%, 04/15/17	460,000	501,849
0.13%, 01/15/22	625,000	687,136
0.13%, 07/15/22	425,000	459,680
0.50%, 04/15/15	320,000	357,584
0.63%, 07/15/21(a)	540,300	625,409
0.75%, 02/15/42	245,000	264,459
1.13%, 01/15/21(a)	555,000	683,578
1.25%, 04/15/14	230,000	259,212
1.25%, 07/15/20(a)	490,000	612,640
1.38%, 07/15/18	225,000	280,751
1.38%, 01/15/20	285,000	359,264
1.63%, 01/15/15	290,000	374,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds (continued)
1.63%, 01/15/18	$250,000	$319,720
1.75%, 01/15/28	235,000	328,944
1.88%, 07/15/15	255,000	331,670
1.88%, 07/15/19	230,000	302,203
2.00%, 01/15/14	320,000	413,098
2.00%, 07/15/14	290,000	375,747
2.00%, 01/15/16	255,000	330,355
2.00%, 01/15/26	305,000	458,064
2.13%, 01/15/19	225,000	293,420
2.13%, 02/15/40	230,000	349,409
2.13%, 02/15/41	365,000	551,264
2.38%, 01/15/17	260,000	346,393
2.38%, 01/15/25	425,000	693,288
2.38%, 01/15/27	250,000	387,519
2.50%, 07/15/16	305,000	402,374
2.50%, 01/15/29	215,000	323,732
2.63%, 07/15/17	210,000	280,596
3.38%, 04/15/32	75,000	157,056
3.63%, 04/15/28	255,000	567,136
3.88%, 04/15/29	295,000	672,784

Total U.S. Treasury Bonds (cost $12,939,716)		13,992,405

U.S. Treasury Note 28.6%

	Principal Amount	Market Value
U.S. Treasury Note, 3.13%, 05/15/19	49,840,000	55,762,387

Total U.S. Treasury Note (cost $56,274,518)		55,762,387

Commodity-Linked Notes 5.1%
	Principal Amount	Market Value
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	3,500,000	3,011,436
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	2,144,000	1,846,413
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 10/31/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	350,000	326,235
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	5,000,000	4,301,765
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 07/22/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	450,000	533,629

Total Commodity-Linked Notes (cost $11,444,000)		10,019,478

Purchased Options 0.1%

	Number of Contracts	Market Value
Call Options 0.1%
KLCI Index, Expires 02/28/13, Strike Price MYR 1,633.00*	48	14,003
KOSPI 200 Index, Expires 03/14/13, Strike Price KRW 258.60*	26	62,086
SET50 Index, Expires 03/28/13, Strike Price THB 938.23*	21	39,123

Total Purchased Options (cost $1,589)		115,212

Mutual Fund 47.1%

	Shares	Market Value
Money Market Fund 47.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (e)	91,674,285	91,674,285

Total Mutual Fund (cost $91,674,285)		91,674,285

Total Investments (cost $191,858,320) (f) — 99.4%		193,668,712
Other assets in excess of liabilities — 0.6%		1,111,126

NET ASSETS — 100.0%		$194,779,838

*	Denotes a non-income producing security.
(a)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2013. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

(c)	Security is linked to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2013 was $10,019,478 which represents 5.14% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2013.
(f)	At January 31, 2013, the tax basis cost of the Fund’s investments was $192,049,047, tax unrealized appreciation and depreciation were $4,067,018 and $(2,447,353), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
Bhd	Public Limited Company
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
Ltd.	Limited
MYR	Malaysia Ringgit
NA	National Association
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SET	Stock Exchange of Thailand
SpA	Limited Share Company
THB	Thailand Baht

At January 31, 2013, the Fund’s open written options contracts were as follows:

Put Options

Number of contracts	Description	Counterparty	Expiration Date	Premiums Paid/(Received)	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
48	KLCI Index (Strike Price MYR 1,633.00)	Credit Suisse International	02/28/13	$—	$(19,730)	$(19,730)
26	KOSPI 200 Index (Strike Price KRW 258.60)	Credit Suisse International	03/14/13	—	(58,609)	(58,609)
21	SET50 Index (Strike Price THB 938.23)	Credit Suisse International	03/28/13	—	(5,904)	(5,904)

				$—	$(84,243)	$(84,243)

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

At January 31, 2013, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues - sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Federal Republic of Brazil	1.00%	$3,600,000	1.145%	12/20/17	$(13,512)	$(6,947)
Bank of America Corp.	Republic of Colombia	1.00%	100,000	0.847%	06/20/17	(1,912)	2,690
Bank of America Corp.	Republic of Indonesia	1.00%	3,600,000	1.228%	06/20/17	(134,885)	104,310
Bank of America Corp.	Republic of Indonesia	1.00%	1,400,000	1.397%	12/20/17	(31,951)	7,608
Bank of America Corp.	Republic of Philippines	1.00%	1,000,000	0.878%	06/20/17	(27,693)	34,105
Bank of America Corp.	Republic of Philippines	1.00%	500,000	1.015%	12/20/17	(5,995)	6,240
Credit Suisse International	Republic of Colombia	1.00%	100,000	0.757%	12/20/16	(3,558)	4,611
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.068%	12/20/16	(7,225)	6,948
Credit Suisse International	Republic of Indonesia	1.00%	100,000	1.127%	03/20/17	(2,633)	2,243
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.127%	03/20/17	(7,987)	7,207
Credit Suisse International	Republic of Panama	1.00%	100,000	0.715%	09/20/16	(69)	1,215
Credit Suisse International	Republic of Peru	1.00%	500,000	0.708%	09/20/16	(6,063)	11,916
Credit Suisse International	Republic of Peru	1.00%	100,000	0.708%	09/20/16	(861)	2,032
Credit Suisse International	Republic of Peru	1.00%	1,200,000	0.830%	06/20/17	(31,251)	41,452
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.704%	09/20/16	(4,056)	6,427
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.753%	12/20/16	(11,021)	13,150
Credit Suisse International	Republic of Turkey	1.00%	1,800,000	1.015%	09/20/16	(78,529)	79,737
Credit Suisse International	Republic of Turkey	1.00%	100,000	1.015%	09/20/16	(3,012)	3,080
Credit Suisse International	Republic of Turkey	1.00%	600,000	1.104%	03/20/17	(33,268)	31,461
Credit Suisse International	Republic of Venezuela	5.00%	1,200,000	6.195%	09/20/16	(214,200)	175,716
Credit Suisse International	Republic of Venezuela	5.00%	100,000	6.195%	09/20/16	(12,352)	9,145
Credit Suisse International	Republic of Venezuela	5.00%	100,000	6.243%	12/20/16	(13,891)	10,308
Credit Suisse International	Republic of Venezuela	5.00%	200,000	6.285%	03/20/17	(16,952)	9,063
Credit Suisse International	Russia Foreign Bond	1.00%	1,500,000	1.114%	09/20/16	(33,229)	28,905
Credit Suisse International	Russia Foreign Bond	1.00%	100,000	1.114%	09/20/16	(1,462)	1,174
Deutsche Bank AG	Federal Republic of Brazil	1.00%	1,100,000	0.923%	09/20/16	(7,230)	11,588
Deutsche Bank AG	Federal Republic of Brazil	1.00%	100,000	0.923%	09/20/16	(522)	918
Deutsche Bank AG	Federal Republic of Brazil	1.00%	4,100,000	1.051%	06/20/17	(96,796)	92,833
Deutsche Bank AG	Republic of Panama	1.00%	800,000	0.715%	09/20/16	(1,173)	10,338
Deutsche Bank AG	Republic of Peru	1.00%	2,400,000	0.925%	12/20/17	0	11,407
Deutsche Bank AG	Republic of Turkey	1.00%	200,000	1.104%	03/20/17	(13,964)	13,362
Deutsche Bank AG	Republic of Turkey	1.00%	2,300,000	1.303%	12/20/17	(66,699)	36,558
Deutsche Bank AG	Republic of Venezuela	5.00%	3,600,000	6.347%	06/20/17	(399,597)	241,492
Deutsche Bank AG	Republic of Venezuela	5.00%	900,000	6.449%	12/20/17	(95,501)	48,326
Deutsche Bank AG	Russia Foreign Bond	1.00%	200,000	1.217%	03/20/17	(13,130)	11,622
Deutsche Bank AG	Russia Foreign Bond	1.00%	2,200,000	1.292%	06/20/17	(117,352)	92,609
Deutsche Bank AG	Russia Foreign Bond	1.00%	600,000	1.418%	12/20/17	(13,326)	2,251
Deutsche Bank AG	United Mexican States	1.00%	3,900,000	0.859%	06/20/17	(69,781)	98,141
UBS AG	Federal Republic of Brazil	1.00%	300,000	0.994%	03/20/17	(6,947)	7,381
UBS AG	Republic of Indonesia	1.00%	1,100,000	1.000%	09/20/16	(18,400)	19,713
UBS AG	Republic of Indonesia	1.00%	100,000	1.000%	09/20/16	(1,221)	1,341
UBS AG	Republic of Panama	1.00%	100,000	0.715%	09/20/16	(1,277)	2,422
UBS AG	Republic of Panama	1.00%	500,000	0.785%	03/20/17	(9,301)	14,266
UBS AG	Republic of Panama	1.00%	1,900,000	0.839%	06/20/17	(37,176)	52,600
UBS AG	Republic of Peru	1.00%	300,000	0.743%	12/20/16	(4,739)	8,055
UBS AG	Republic of Peru	1.00%	100,000	0.773%	03/20/17	(2,767)	3,809
UBS AG	Republic of Philippines	1.00%	600,000	0.704%	09/20/16	(9,754)	16,866
UBS AG	Republic of Philippines	1.00%	100,000	0.704%	09/20/16	(1,113)	2,299
UBS AG	Republic of Turkey	1.00%	100,000	1.015%	09/20/16	(3,456)	3,523
UBS AG	Republic of Turkey	1.00%	4,100,000	1.179%	06/20/17	(242,361)	215,978
UBS AG	Russia Foreign Bond	1.00%	300,000	1.169%	12/20/16	(11,438)	9,866

						$(1,942,588)	$1,623,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swaps on credit indices — sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Markit CDX North America High Yield Index Series 19	5.00%	$27,200,000	4.436%	12/20/17	$31,841	$772,358

						$31,841	$772,358

CDX	Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2013, the Fund has $330,000 segregated as collateral with Deutsche Bank AG for open credit default swap contracts.

Equity Swaps
Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	02/13/13	BRL	5,357,071	$10,310
Credit Suisse International	ISE 30 Index	02/28/13	TRY	899,115	9,018
Credit Suisse International	RTS Index	03/15/13		$1,310,592	104,939
Credit Suisse International	WIG20 Index	03/15/13	PLN	1,063,315	(10,600)

					$113,667

BRL	Brazilian Real
ISE	Istanbul Stock Exchange
PLN	Poland Zloty
RTS	Russian Trading System
TRY	Turkish Lira
WIG	Warsaw Stock Exchange

At January 31, 2013, the Fund has $210,000 segregated as collateral with Credit Suisse International for open written options, credit default swaps, and equity swaps contracts.

At January 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
9	Australian 10 Year Bond Future	03/15/13	$1,141,695	$(12,145)
12	Canadian 10 Year Bond Future	03/19/13	1,608,703	(23,641)
223	EURO-BOBL Future	03/07/13	38,054,571	(464,548)
44	FTSE/JSE Top 40 Future	03/20/13	1,778,702	75,475
56	H-Shares Index Future	02/27/13	4,385,538	55,087
6	Japan 10 Year Bond Treasury Future	03/11/13	9,467,986	(13,295)
14	Long GILT Future	03/26/13	2,583,879	(46,380)
41	Mexican Bolsa Index Future	03/15/13	1,467,114	54,026
82	MSCI Taiwan Index Future	02/26/13	2,311,580	70,971
121	SGX S&P CNX Nifty Future	02/28/13	1,469,908	1,180

			$64,269,676	$(303,270)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

BOBL	Bundesobligationen (Federal Republic of Germany)
CNX	CRISIL NSE Index
FTSE	Financial Times Stock Exchange
GILT	Government Index-Linked Treasury
JSE	Johannesburg Stock Exchange
SGX	Singapore Exchange

At January 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	BNP Paribas	02/04/13	(5,400,000)	$(2,719,033)	$(2,711,728)	$7,305

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	State Street Bank and Trust Co.	02/04/13	5,400,000	$2,589,555	$2,711,728	$122,173
Brazilian Real	BNP Paribas	03/04/13	5,400,000	2,711,115	2,711,728	613
Czech Republic Koruna	Morgan Stanley Co., Inc.	03/20/13	2,200,000	112,700	116,402	3,702
Hong Kong Dollar	Morgan Stanley Co., Inc.	03/20/13	30,700,000	3,961,904	3,958,532	(3,372)
Hungarian Forint	Morgan Stanley Co., Inc.	03/20/13	19,600,000	88,587	90,976	2,389
Indian Rupee	Nomura Securities Tokyo	03/20/13	79,200,000	1,432,577	1,489,002	56,425
Korean Won	Societe Generale	03/20/13	3,654,300,000	3,389,732	3,355,879	(33,853)
Malaysian Ringgit	Societe Generale	03/20/13	2,700,000	882,497	869,005	(13,492)
Mexican Peso	Morgan Stanley Co., Inc.	03/20/13	13,200,000	1,023,280	1,038,177	14,897
Polish Zlotych	State Street Bank and Trust Co.	03/20/13	900,000	280,618	291,149	10,531
South African Rand	Morgan Stanley Co., Inc.	03/20/13	13,300,000	1,509,408	1,486,872	(22,536)
Taiwan Dollar	BNP Paribas	03/20/13	69,300,000	2,401,247	2,347,044	(54,203)
Thailand Baht	Societe Generale	03/20/13	14,000,000	455,403	469,484	14,081
Turkish Lira	Standard Chartered Bank	03/20/13	700,000	386,122	398,010	11,888

Total Long Contracts				$21,224,745	$21,333,988	$109,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before “Valuation Time” but after the close of the principal market on which a security trades that materially affect the value of such security. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Real Estate Investment Trusts (REITs)	$11,932,456	$6,086,085	$—	$18,018,541
Real Estate Management & Development	938,505	3,147,899	—	4,086,404

Total Common Stocks	$12,870,961	$9,233,984	$—	$22,104,945

Commodity-Linked Notes	—	10,019,478	—	10,019,478
Swap Contracts	124,267	926,644	—	1,050,911
Forward Foreign Currency Contracts	—	244,004	—	244,004
Futures Contracts	256,739	—	—	256,739
Mutual Fund	91,674,285	—	—	91,674,285
Purchased Options	—	115,212	—	115,212
U.S. Treasury Bonds	—	13,992,405	—	13,992,405
U.S. Treasury Note	—	55,762,387	—	55,762,387

Total Assets	$104,926,252	$90,294,114	$—	$195,220,366

Liabilities:
Swap Contracts	(10,600)	(441,673)	—	(452,273)
Forward Foreign Currency Contracts	—	(127,456)	—	(127,456)
Futures Contracts	(560,009)	—	—	(560,009)
Written Options	—	(84,243)	—	(84,243)

Total Liabilities	$(570,609)	$(653,372)	$—	$(1,223,981)

Total	$104,355,643	$89,640,742	$—	$193,996,385

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, futures contracts, and forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are purchased to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the year ended October 31, 2012. Swap contracts are privately negotiated agreements between the Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) were to occur, the Fund either (i) pays to the buyer of protection an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of October 31, 2012 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Equity Swaps. The Fund entered into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances. Equity swaps are also used to provide particular index exposure. The counterparty to an equity swap contract is a financial institution. The Fund’s equity swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the equity swap contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are valued at the last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy.

A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2013

Assets:		Fair Value
Swap Contracts
Credit risk	Swap contracts, at value	$926,644
Equity risk	Swap contracts, at value	124,267
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	256,739
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	244,004

Total		$1,551,654

Liabilities:		Fair Value
Written Options
Equity risk	Written options, at value	$(84,243)
Swap Contracts
Credit risk	Swap contracts, at value	(441,673)
Equity risk	Swap contracts, at value	(10,600)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(560,009)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(127,456)

Total		$(1,223,981)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 26, 2013

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2013